UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: October 31

Registrant is making a filing for 11 of its series:

Wells Fargo Advantage Emerging Markets Local Bond Fund, Wells Fargo Advantage International Bond Fund, Wells Fargo Advantage Strategic Income Fund, Wells Fargo Advantage Asia Pacific Fund, Wells Fargo Advantage Diversified International Fund, Wells Fargo Advantage Emerging Markets Equity Fund, Wells Fargo Advantage Emerging Markets Equity Income Fund, Wells Fargo Advantage Emerging Markets Equity Select Fund, Wells Fargo Advantage Global Opportunities Fund, Wells Fargo Advantage International Equity Fund, and Wells Fargo Advantage Intrinsic World Equity Fund.

Date of reporting period: April 30, 2015

ITEM 1. REPORT TO STOCKHOLDERS

Wells Fargo Advantage

Emerging Markets Local Bond Fund

Semi-Annual Report

April 30, 2015

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of April 30, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Emerging Markets Local Bond Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

A worldwide trend toward looser monetary policy tended to support global bond markets.

European bond markets were boosted by the anticipation and then the reality of the ECB’s asset purchases.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Emerging Markets Local Bond Fund for the six-month period that ended April 30, 2015. The period was marked by low global interest rates as major central banks initiated or increased their quantitative easing programs. At the end of the reporting period, some European sovereign debt issues were selling at negative yields. Low interest rates presented a favorable background for global bonds, including high yield.

Major central banks continued to provide liquidity to the markets.

A worldwide trend toward looser monetary policy tended to support global bond markets. The European Central Bank (ECB) maintained a variety of measures aimed at encouraging lending, including making funds available to banks at low interest rates and imposing a negative interest rate on bank deposits held at the central bank. In January 2015, the ECB announced quantitative easing via significant bond purchases in an attempt to raise the eurozone’s inflation to just under its target of 2%. In Japan, the Bank of Japan (BOJ) also maintained an aggressive monetary program aimed at combating deflation. Later in the period, the BOJ widened its program by purchasing Japanese shares as well as bonds.

Throughout the reporting period, the Federal Open Market Committee (FOMC), which is the U.S. Federal Reserve’s (Fed’s) monetary policymaking body, kept its key interest rate effectively at zero. Even though the FOMC ended its bond-buying program in October 2014 and guided investors to expect an interest-rate hike in mid- to late 2015, the Fed remained accommodative. However, the fact that investors expected the Fed to eventually raise its key rate, even as other central banks lowered their benchmark rates, caused the U.S. dollar to appreciate against most major currencies during the period.

The U.S. outperformed other developed market economies, and a stronger U.S. dollar dampened returns on international assets for dollar-based investors.

Reported U.S. gross domestic product (GDP) growth came in at a solid 2.2% annualized rate in the fourth quarter of 2014. Although the initial estimate for annualized GDP growth came in at a modest 0.2% in the first quarter of 2015, the slowdown was attributed to short-term factors such as harsh winter weather and a long-lived strike at West Coast ports. Core U.S. bonds ended the period with a 2.06% return, as measured by the Barclays U.S. Aggregate Bond Index1.

High-yield bonds also benefited from the stronger economy, as well as continued demand from investors seeking more generous yields in a historically low-yielding environment. As measured by the BofA Merrill Lynch High Yield Master II Index2, high-yield bonds ended the period with a 1.51% gain.

European annualized GDP growth was 1.3% in the fourth quarter of 2014 and 1.4% in the first quarter of 2015. European bond markets were boosted by the anticipation and then the reality of the ECB’s asset purchases. The two-year German bond sold at a negative yield toward the latter half of the period. The flood of ECB-provided liquidity caused high-rated European sovereign bonds to sell at negative yields even in countries outside of the eurozone, such as Switzerland and Denmark. Japanese sovereign bonds also continued to trade at

[1]	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS. You cannot invest directly in an index.

[2]	The BofA Merrill Lynch High Yield Master II Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Emerging Markets Local Bond Fund	3

ultralow yields because of ongoing purchases by the BOJ and major pension funds. Despite the favorable backdrop for international bonds, the appreciation in the U.S. dollar resulted in losses on international assets for dollar-based investors. The BofA Merrill Lynch Global Broad Market ex U.S. Index3, which tracks developed non-U.S. bond markets, returned -5.04% for the six-month period.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Notice to shareholders

At a telephonic meeting held on June 15, 2015, the Board of Trustees of Wells Fargo Funds Trust unanimously approved the liquidation of the Fund. The Fund was closed to new direct investors and additional investments from existing shareholders effective at the close of business on June 19, 2015. Existing retirement plans, benefit plans and retirement plan platforms may continue to add new participants and make additional purchases until the Fund’s liquidation date. The liquidation of the Fund is expected to occur after close of business on or about July 17, 2015. Shareholders of the Fund on the date of liquidation will receive a distribution of their account proceeds, including any accrued dividends, in complete redemption of their shares.

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

[3]	The BofA Merrill Lynch Global Broad Market ex U.S. Index tracks the performance of investment-grade debt publicly issued in the major domestic and euro bond markets, including sovereign, quasi-government, corporate, securitized, and collateralized securities, and excludes all securities denominated in U.S. dollars.

4	Wells Fargo Advantage Emerging Markets Local Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of income and capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

First International Advisers, LLC

Portfolio managers

Michael Lee

Tony Norris

Alex Perrin

Christopher Wightman

Peter Wilson

Average annual total returns (%) as of April 30, 2015

		Including sales charge		Excluding sales charge		Expense ratios[1] (%)
	Inception date	1 year	Since inception	1 year	Since inception	Gross	Net[2]
Class A (WLBAX)	5-31-2012	(13.60)	(3.59)	(9.50)	(2.05)	1.69	1.23
Class C (WLBEX)	5-31-2012	(10.98)	(2.79)	(10.08)	(2.79)	2.44	1.98
Administrator Class (WLBDX)	5-31-2012	–	–	(9.37)	(1.94)	1.63	1.10
Institutional Class (WLBIX)	5-31-2012	–	–	(9.12)	(1.74)	1.36	0.90
JPMorgan GBI EM Global Diversified Composite Index[3]	–	–	–	(9.35)	(0.78)	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the fund and its share price can be sudden and unpredictable. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk and geographic risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Emerging Markets Local Bond Fund	5

Ten largest holdings[4] (%) as of April 30, 2015
Poland, 3.25%, 7-25-2025	7.87
Mexico, 4.75%, 6-14-2018	6.68
Colombia, 7.00%, 5-4-2022	5.13
Brazil, 10.00%, 1-1-2025	5.06
Republic of South Africa, 8.00%, 12-21-2018	4.65
Thailand, 3.25%, 6-16-2017	4.60
Malaysia, 3.26%, 3-1-2018	4.50
Brazil, 10.00%, 1-1-2019	4.38
Romania, 5.85%, 4-26-2023	4.37
Indonesia, 8.38%, 3-15-2024	3.78

Country allocation[5] as of April 30, 2015

Portfolio allocation[5] as of April 30, 2015

[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]	The Adviser has committed through February 29, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[3]	The JPMorgan Government Bond Index Emerging Markets (GBI EM) Global Diversified Composite Index is an unmanaged index of debt instruments of 16 emerging countries. You cannot invest directly in an index.

[4]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[5]	Amounts are calculated based on the total long-term investments of the Fund. These percentages are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Emerging Markets Local Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2014 to April 30, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11-1-2014	Ending account value 4-30-2015	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$925.39	$5.87	1.23%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.16	1.23%
Class C
Actual	$1,000.00	$922.67	$9.44	1.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.98	$9.89	1.98%
Administrator Class
Actual	$1,000.00	$926.68	$5.25	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	$5.51	1.10%
Institutional Class
Actual	$1,000.00	$927.15	$4.30	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51	0.90%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—April 30, 2015 (unaudited)	Wells Fargo Advantage Emerging Markets Local Bond Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Foreign Corporate Bonds and Notes @: 21.83%

Brazil: 0.53%
BRF SA (Consumer Staples, Food Products, BRL) 144A	7.75%	5-22-2018	460,000	$125,956

Germany: 5.47%
KfW (Financials, Banks, TRY)	5.00	1-16-2017	1,025,000	355,716
KfW (Financials, Banks, TRY)	7.75	2-3-2016	600,000	220,530
Landwirtschaftliche Rentenbank (Financials, Banks, ZAR)	8.25	5-23-2022	6,400,000	536,263
Landwirtschaftliche Rentenbank (Financials, Banks, TRY)	9.50	5-23-2022	500,000	189,254

				1,301,763

Luxembourg: 4.50%
European Investment Bank (Financials, Banks, PLN)	4.25	10-25-2022	1,800,000	571,124
European Investment Bank (Financials, Banks, HUF)	6.25	10-27-2016	22,000,000	86,552
European Investment Bank (Financials, Banks, ZAR)	9.00	3-31-2021	2,600,000	227,124
European Investment Bank (Financials, Banks, TRY)	9.25	7-20-2018	500,000	186,017

				1,070,817

Mexico: 2.85%
America Movil SAB de CV (Telecommunication Services, Wireless Telecommunication Services, MXN)	6.45	12-5-2022	3,000,000	189,558
America Movil SAB de CV (Telecommunication Services, Wireless Telecommunication Services, MXN)	7.13	12-9-2024	2,750,000	177,562
Petroleos Mexicanos (Energy, Oil, Gas & Consumable Fuels, MXN) 144A	7.19	9-12-2024	2,500,000	158,063
Petroleos Mexicanos (Energy, Oil, Gas & Consumable Fuels, MXN)	7.65	11-24-2021	2,300,000	154,011

				679,194

Netherlands: 1.92%
Rabobank Nederland (Financials, Banks, TRY)	6.13	5-2-2017	460,000	159,466
Rabobank Nederland (Financials, Banks, ZAR)	7.50	3-24-2021	3,600,000	298,780

				458,246

United States: 6.56%
Inter-American Development Bank (Financials, Banks, IDR)	7.25	7-17-2017	8,500,000,000	640,531
International Bank for Reconstruction & Development (Financials, Banks, ZAR)	7.00	6-7-2023	5,600,000	432,249
International Bank for Reconstruction & Development (Financials, Banks, MXN)	7.50	3-5-2020	6,600,000	487,622

				1,560,402

Total Foreign Corporate Bonds and Notes (Cost $6,274,090)				5,196,378

Foreign Government Bonds @: 69.62%
Brazil (BRL)	10.00	1-1-2017	1,100,000	359,323
Brazil (BRL)	10.00	1-1-2019	3,300,000	1,042,943
Brazil (BRL)	10.00	1-1-2025	4,085,000	1,204,056
Colombia (COP)	7.00	5-4-2022	2,810,000,000	1,219,981
Colombia (COP)	7.75	4-14-2021	975,000,000	460,076
Hungary (HUF)	6.75	11-24-2017	189,500,000	785,196
Indonesia (IDR)	7.38	9-15-2016	11,000,000,000	850,681
Indonesia (IDR)	8.38	3-15-2024	11,180,000,000	899,144
Malaysia (MYR)	3.26	3-1-2018	3,835,000	1,072,101

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Emerging Markets Local Bond Fund	Portfolio of investments—April 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Malaysia (MYR)	4.18%	7-15-2024	3,000,000	$861,901
Mexico (MXN)	4.75	6-14-2018	24,400,000	1,590,329
Mexico (MXN)	10.00	12-5-2024	4,500,000	379,875
Poland (PLN)	3.25	7-25-2025	6,405,000	1,873,010
Republic of South Africa (ZAR)	8.00	12-21-2018	12,850,000	1,106,096
Romania (RON)	5.85	4-26-2023	3,450,000	1,039,315
Thailand (THB)	3.25	6-16-2017	34,850,000	1,093,739
Turkey (TRY)	6.30	2-14-2018	2,125,000	733,485

Total Foreign Government Bonds (Cost $18,878,817)				16,571,251

Yankee Corporate Bonds and Notes: 1.65%

Brazil: 0.85%
ITAU Unibanco Holding SA (Financials, Banks)	5.13	5-13-2023	$200,000	203,500

United Kingdom: 0.80%
Vedanta Resources plc (Materials, Metals & Mining) 144A	6.00	1-31-2019	200,000	190,000

Total Yankee Corporate Bonds and Notes (Cost $401,458)				393,500

	Yield		Shares
Short-Term Investments: 4.83%

Investment Companies: 4.83%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.11		1,149,022	1,149,022

Total Short-Term Investments (Cost $1,149,022)				1,149,022

Total investments in securities (Cost $26,703,387) *	97.93%	23,310,151
Other assets and liabilities, net	2.07	491,535

Total net assets	100.00%	$23,801,686

@	Foreign bond principal is denominated in the local currency of the issuer.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $26,709,278 and unrealized gains (losses) consists of:

Gross unrealized gains	$71,373
Gross unrealized losses	(3,470,500)

Net unrealized losses	(3,399,127)

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—April 30, 2015 (unaudited)	Wells Fargo Advantage Emerging Markets Local Bond Fund	9

Assets
Investments
In unaffiliated securities, at value (cost $25,554,365)	$22,161,129
In affiliated securities, at value (cost $1,149,022)	1,149,022

Total investments, at value (cost $26,703,387)	23,310,151
Foreign currency, at value (cost $51,521)	53,142
Receivable for interest	503,456
Unrealized gains on forward foreign currency contracts	137,235
Prepaid expenses and other assets	18,831

Total assets	24,022,815

Liabilities
Unrealized losses on forward foreign currency contracts	193,142
Advisory fee payable	502
Distribution fee payable	282
Administration fees payable	2,779
Professional fees payable	19,190
Accrued expenses and other liabilities	5,234

Total liabilities	221,129

Total net assets	$23,801,686

NET ASSETS CONSIST OF
Paid-in capital	$29,279,373
Undistributed net investment income	464,275
Accumulated net realized losses on investments	(2,466,311)
Net unrealized losses on investments	(3,475,651)

Total net assets	$23,801,686

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$594,563
Shares outstanding – Class A1	73,289
Net asset value per share – Class A	$8.11
Maximum offering price per share – Class A2	$8.49
Net assets – Class C	$460,544
Shares outstanding – Class C1	56,917
Net asset value per share – Class C	$8.09
Net assets – Administrator Class	$11,339,722
Shares outstanding – Administrator Class[1]	1,395,922
Net asset value per share – Administrator Class	$8.12
Net assets – Institutional Class	$11,406,857
Shares outstanding – Institutional Class[1]	1,405,962
Net asset value per share – Institutional Class	$8.11

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Emerging Markets Local Bond Fund	Statement of operations—six months ended April 30, 2015 (unaudited)

Investment income
Interest (net of foreign interest withholding taxes of $14,772)	$807,870
Income from affiliated securities	353

Total investment income	808,223

Expenses
Advisory fee	77,740
Administration fees
Fund level	5,980
Class A	472
Class C	371
Administrator Class	5,699
Institutional Class	4,587
Shareholder servicing fees
Class A	738
Class C	580
Administrator Class	14,247
Distribution fee
Class C	1,740
Custody and accounting fees	15,083
Professional fees	24,077
Registration fees	30,812
Shareholder report expenses	5,419
Trustees’ fees and expenses	6,674
Other fees and expenses	3,237

Total expenses	197,456
Less: Fee waivers and/or expense reimbursements	(74,938)

Net expenses	122,518

Net investment income	685,705

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized losses on:
Unaffiliated securities	(2,113,835)
Forward foreign currency contract transactions	(1,005)

Net realized losses on investments	(2,114,840)

Net change in unrealized gains (losses) on:
Unaffiliated securities	(411,719)
Forward foreign currency contract transactions	(27,789)

Net change in unrealized gains (losses) on investments	(439,508)

Net realized and unrealized gains (losses) on investments	(2,554,348)

Net decrease in net assets resulting from operations	$(1,868,643)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Emerging Markets Local Bond Fund	11

	Six months ended April 30, 2015 (unaudited)		Year ended October 31, 2014

Operations
Net investment income		$685,705		$1,449,158
Net realized losses on investments		(2,114,840)		(1,367,651)
Net change in unrealized gains (losses) on investments		(439,508)		(1,154,401)

Net decrease in net assets resulting from operations		(1,868,643)		(1,072,894)

Distributions to shareholders from
Net investment income
Class A		(7,323)		(23,586)
Class C		(2,268)		(14,343)
Administrator Class		(154,605)		(370,005)
Institutional Class		(189,005)		(378,646)
Net realized gains
Class A		0		(10,670)
Class C		0		(7,606)
Administrator Class		0		(184,754)
Institutional Class		0		(185,459)

Total distributions to shareholders		(353,201)		(1,175,069)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	4,383	37,000	15,981	146,922
Class C	0	0	421	3,600
Institutional Class	1,632	14,157	156	1,446

		51,157		151,968

Reinvestment of distributions
Class A	876	7,323	3,790	34,256
Class C	272	2,268	2,424	21,949
Administrator Class	18,472	154,605	61,225	554,759
Institutional Class	22,608	189,005	62,321	564,105

		353,201		1,175,069

Payment for shares redeemed
Class A	(1,327)	(11,135)	(26,442)	(236,163)
Class C	0	0	(421)	(3,714)
Institutional Class	(1,708)	(13,567)	0	0

		(24,702)		(239,877)

Net increase in net assets resulting from capital share transactions		379,656		1,087,160

Total decrease in net assets		(1,842,188)		(1,160,803)

Net assets
Beginning of period		25,643,874		26,804,677

End of period		$23,801,686		$25,643,874

Undistributed net investment income		$464,275		$131,771

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Emerging Markets Local Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2015 (unaudited)	Year ended October 31
CLASS A		2014	2013	2012[1]
Net asset value, beginning of period	$8.86	$9.68	$10.85	$10.00
Net investment income	0.22	0.48 [2]	0.44	0.11
Net realized and unrealized gains (losses) on investments	(0.87)	(0.89)	(0.76)	0.85

Total from investment operations	(0.65)	(0.41)	(0.32)	0.96
Distributions to shareholders from
Net investment income	(0.10)	(0.30)	(0.65)	(0.11)
Net realized gains	0.00	(0.11)	(0.20)	0.00

Total distributions to shareholders	(0.10)	(0.41)	(0.85)	(0.11)
Net asset value, end of period	$8.11	$8.86	$9.68	$10.85
Total return[3]	(7.46)%	(4.11)%	(3.28)%	9.67%
Ratios to average net assets (annualized)
Gross expenses	1.82%	1.69%	1.84%	2.20%
Net expenses	1.23%	1.23%	1.23%	1.23%
Net investment income	5.48%	5.31%	4.41%	2.62%
Supplemental data
Portfolio turnover rate	51%	99%	85%	120%
Net assets, end of period (000s omitted)	$595	$615	$736	$581

[1]	For the period from May 31, 2012 (commencement of class operations) to October 31, 2012

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Emerging Markets Local Bond Fund	13

(For a share outstanding throughout each period)

	Six months ended April 30, 2015 (unaudited)	Year ended October 31
CLASS C		2014	2013	2012[1]
Net asset value, beginning of period	$8.81	$9.68	$10.85	$10.00
Net investment income	0.19	0.41	0.36	0.08
Net realized and unrealized gains (losses) on investments	(0.87)	(0.88)	(0.75)	0.85

Total from investment operations	(0.68)	(0.47)	(0.39)	0.93
Distributions to shareholders from
Net investment income	(0.04)	(0.29)	(0.58)	(0.08)
Net realized gains	0.00	(0.11)	(0.20)	0.00

Total distributions to shareholders	(0.04)	(0.40)	(0.78)	(0.08)
Net asset value, end of period	$8.09	$8.81	$9.68	$10.85
Total return[2]	(7.73)%	(4.92)%	(4.00)%	9.35%
Ratios to average net assets (annualized)
Gross expenses	2.57%	2.44%	2.60%	2.95%
Net expenses	1.98%	1.98%	1.98%	1.98%
Net investment income	4.72%	4.55%	3.59%	1.89%
Supplemental data
Portfolio turnover rate	51%	99%	85%	120%
Net assets, end of period (000s omitted)	$461	$499	$525	$547

[1]	For the period from May 31, 2012 (commencement of class operations) to October 31, 2012

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Emerging Markets Local Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2015 (unaudited)	Year ended October 31
ADMINISTRATOR CLASS		2014	2013	2012[1]
Net asset value, beginning of period	$8.88	$9.69	$10.85	$10.00
Net investment income	0.23	0.49	0.46	0.12
Net realized and unrealized gains (losses) on investments	(0.88)	(0.89)	(0.76)	0.85

Total from investment operations	(0.65)	(0.40)	(0.30)	0.97
Distributions to shareholders from
Net investment income	(0.11)	(0.30)	(0.66)	(0.12)
Net realized gains	0.00	(0.11)	(0.20)	0.00

Total distributions to shareholders	(0.11)	(0.41)	(0.86)	(0.12)
Net asset value, end of period	$8.12	$8.88	$9.69	$10.85
Total return[2]	(7.33)%	(4.10)%	(3.13)%	9.72%
Ratios to average net assets (annualized)
Gross expenses	1.76%	1.63%	1.79%	2.16%
Net expenses	1.10%	1.10%	1.10%	1.10%
Net investment income	5.60%	5.43%	4.48%	2.77%
Supplemental data
Portfolio turnover rate	51%	99%	85%	120%
Net assets, end of period (000s omitted)	$11,340	$12,235	$12,754	$13,166

[1]	For the period from May 31, 2012 (commencement of class operations) to October 31, 2012

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Emerging Markets Local Bond Fund	15

(For a share outstanding throughout each period)

	Six months ended April 30, 2015 (unaudited)	Year ended October 31
INSTITUTIONAL CLASS		2014	2013	2012[1]
Net asset value, beginning of period	$8.89	$9.68	$10.85	$10.00
Net investment income	0.24	0.51	0.48	0.13
Net realized and unrealized gains (losses) on investments	(0.88)	(0.88)	(0.76)	0.85

Total from investment operations	(0.64)	(0.37)	(0.28)	0.98
Distributions to shareholders from
Net investment income	(0.14)	(0.31)	(0.69)	(0.13)
Net realized gains	0.00	(0.11)	(0.20)	0.00

Total distributions to shareholders	(0.14)	(0.42)	(0.89)	(0.13)
Net asset value, end of period	$8.11	$8.89	$9.68	$10.85
Total return[2]	(7.28)%	(3.83)%	(2.97)%	9.82%
Ratios to average net assets (annualized)
Gross expenses	1.49%	1.36%	1.52%	1.94%
Net expenses	0.90%	0.90%	0.90%	0.90%
Net investment income	5.80%	5.63%	4.68%	2.97%
Supplemental data
Portfolio turnover rate	51%	99%	85%	120%
Net assets, end of period (000s omitted)	$11,407	$12,295	$12,790	$13,177

[1]	For the period from May 31, 2012 (commencement of class operations) to October 31, 2012

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Emerging Markets Local Bond Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage Emerging Markets Local Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Notes to financial statements (unaudited)	Wells Fargo Advantage Emerging Markets Local Bond Fund	17

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of October 31, 2014, the Fund had capital loss carryforwards which consist of $45,848 in short-term capital losses and $305,623 in long-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

18	Wells Fargo Advantage Emerging Markets Local Bond Fund	Notes to financial statements (unaudited)
■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Foreign corporate bonds and notes	$0	$5,196,378	$0	$5,196,378

Foreign government bonds	0	16,571,251	0	16,571,251

Yankee corporate bonds and notes	0	393,500	0	393,500

Short-term investments
Investment companies	1,149,022	0	0	1,149,022
	1,149,022	22,161,129	0	23,310,151

Forward foreign currency contracts	0	137,235	0	137,235
Total assets	$1,149,022	$22,298,364	$0	$23,447,386
Liabilities

Forward foreign currency contracts	$0	$193,142	$0	$193,142
Total liabilities	$0	$193,142	$0	$193,142

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.65% and declining to 0.55% as the average daily net assets of the Fund increase. For the six months ended April 30, 2015, the advisory fee was equivalent to an annual rate of 0.65% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. First International Advisors, LLC, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an

Notes to financial statements (unaudited)	Wells Fargo Advantage Emerging Markets Local Bond Fund	19

annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 29, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.23% for Class A shares, 1.98% for Class C shares, 1.10% for Administrator Class shares, and 0.90% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2015 were $12,199,094 and $11,702,564, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended April 30, 2015, the Fund entered into forward foreign currency contracts for economic hedging purposes.

At April 30, 2015, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive		U.S. value at April 30, 2015	In exchange for U.S. $	Unrealized gains (losses)
5-4-2015	State Street Bank	14,550,000	MXN	$948,377	$971,716	$(23,339)
5-4-2015	State Street Bank	450,000	MXN	29,331	30,003	(672)
5-12-2015	State Street Bank	3,500,000	MYR	982,112	972,709	9,403
5-12-2015	State Street Bank	1,650,000	MYR	462,995	454,545	8,450
6-9-2015	State Street Bank	5,200,000	PLN	1,442,793	1,402,113	40,680
6-9-2015	State Street Bank	1,750,000	PLN	485,555	471,450	14,105
6-9-2015	State Street Bank	4,350,000	RON	1,103,463	1,102,718	745
6-12-2015	State Street Bank	500,000	ZAR	41,769	41,400	369

20	Wells Fargo Advantage Emerging Markets Local Bond Fund	Notes to financial statements (unaudited)

Exchange date	Counterparty	Contracts to receive		U.S. value at April 30, 2015	In exchange for U.S. $	Unrealized gains (losses)
6-12-2015	State Street Bank	1,150,000	BRL	$376,689	$352,555	$24,134
6-12-2015	State Street Bank	4,000,000	ZAR	334,150	333,097	1,053
6-12-2015	State Street Bank	665,000	BRL	217,825	214,668	3,157
6-12-2015	State Street Bank	1,750,000	TRY	647,367	639,547	7,820
6-22-2015	State Street Bank	24,500,000	THB	742,163	750,544	(8,381)

Forward foreign currency contracts to sell:

Exchange Date	Counterparty	Contracts to deliver		U.S. value at April 30, 2015	In exchange for U.S. $	Unrealized gains (losses)
6-9-2015	State Street Bank	2,150,000	PLN	$596,540	$577,922	$(18,618)
6-9-2015	State Street Bank	35,25,000	PLN	978,047	938,900	(39,147)
6-12-2015	State Street Bank	45,00,000	ZAR	375,918	363,152	(12,766)
6-12-2015	State Street Bank	1,815,000	BRL	594,514	558,204	(36,310)
6-12-2015	State Street Bank	165,000	TRY	61,037	62,188	1,151
6-12-2015	State Street Bank	2,425,000	TRY	897,065	905,368	8,303
6-9-2015	State Street Bank	240,000,000	HUF	886,273	862,735	(23,538)
6-9-2015	State Street Bank	4,350,000	RON	1,103,463	1,076,440	(27,023)
5-12-2015	State Street Bank	710,000,000	COP	297,856	294,508	(3,348)
5-4-2015	State Street Bank	15,000,000	MXN	977,708	995,573	17,865

The Fund had average contract amounts of $4,246,272 and $7,751,230 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the six months ended April 30, 2015.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the appropriate financial statements.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Forward foreign currency contracts	State Street Bank	$137,235*	$(137,235)	$0	$0
*	Amount represents net unrealized gains.

Notes to financial statements (unaudited)	Wells Fargo Advantage Emerging Markets Local Bond Fund	21

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged	Net amount of liabilities
Forward foreign currency contracts	State Street Bank	$193,142**	$(137,235)	$0	$55,907
**	Amount represents net unrealized losses.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended April 30, 2015, the Fund paid $23 in commitment fees.

For the six months ended April 30, 2015, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. FUND LIQUIDATION

At a meeting of the Board of Trustees held on June 15, 2015, the Trustees approved the liquidation of the Fund. The Fund is currently closed to new direct investors and additional investments from existing shareholders. Existing retirement plans, benefit plans and retirement plan platforms may continue to add new participants and make additional purchases until the Fund’s liquidation date. The liquidation of the Fund is expected to occur after close of business on or about July 17, 2015. Shareholders of the Fund on the date of liquidation will receive a distribution of their account proceeds, including any accrued dividends, in complete redemption of their shares.

22	Wells Fargo Advantage Emerging Markets Local Bond Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Emerging Markets Local Bond Fund	23

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

24	Wells Fargo Advantage Emerging Markets Local Bond Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Emerging Markets Local Bond Fund	25

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PIK	— Payment-in-kind
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian leu
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

233647 06-15 SA261/SAR261 04-15

Wells Fargo Advantage International Bond Fund

Semi-Annual Report

April 30, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of April 30, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage International Bond Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

A worldwide trend toward looser monetary policy tended to support global bond markets.

European bond markets were boosted by the anticipation and then the reality of the ECB’s asset purchases.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage International Bond Fund for the six-month period that ended April 30, 2015. The period was marked by low global interest rates as major central banks initiated or increased their quantitative easing programs. At the end of the reporting period, some European sovereign debt issues were selling at negative yields. Low interest rates presented a favorable background for global bonds, including high yield.

Major central banks continued to provide liquidity to the markets.

A worldwide trend toward looser monetary policy tended to support global bond markets. The European Central Bank (ECB) maintained a variety of measures aimed at encouraging lending, including making funds available to banks at low interest rates and imposing a negative interest rate on bank deposits held at the central bank. In January 2015, the bank announced quantitative easing via significant bond purchases in an attempt to raise the eurozone’s inflation to just under its target of 2%. In Japan, the Bank of Japan (BOJ) also maintained an aggressive monetary program aimed at combating deflation. Later in the period, the BOJ widened its program by purchasing Japanese shares as well as bonds.

Throughout the reporting period, the Federal Open Market Committee (FOMC), which is the U.S. Federal Reserve’s (Fed’s) monetary policymaking body, kept its key interest rate effectively at zero. Even though the FOMC ended its bond-buying program in October 2014 and guided investors to expect an interest-rate hike in mid- to late 2015, the Fed remained accommodative. However, the fact that investors expected the Fed to eventually raise its key rate, even as other central banks lowered their benchmark rates, caused the U.S. dollar to appreciate against most major currencies during the period.

The U.S. outperformed other developed market economies, but a stronger U.S. dollar dampened returns on international assets for dollar-based investors.

Reported U.S. gross domestic product (GDP) growth came in at a solid 2.2% annualized rate in the fourth quarter of 2014. Although the initial estimate for annualized GDP growth came in at a modest 0.2% in the first quarter of 2015, the slowdown was attributed to short-term factors such as harsh winter weather and a long-lived strike at West Coast ports. Core U.S. bonds ended the period with a 2.06% return, as measured by the Barclays U.S. Aggregate Bond Index1.

High-yield bonds also benefited from the stronger economy, as well as continued demand from investors seeking more generous yields in a historically low-yielding environment. As measured by the BofA Merrill Lynch High Yield Master II Index2, high-yield bonds ended the period with a 1.51% gain.

European annualized GDP growth was 1.3% in the fourth quarter of 2014 and 1.4% in the first quarter of 2015. European bond markets were boosted by the anticipation and then the reality of the ECB’s asset purchases. The two-year German bond sold at a negative yield toward the latter half of the period. The flood of ECB-provided liquidity caused high-rated European sovereign bonds to sell at negative yields even in countries outside of the eurozone, such as Switzerland and Denmark. Japanese sovereign bonds also continued to trade at

[1]	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS. You cannot invest directly in an index.

[2]	The BofA Merrill Lynch High Yield Master II Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage International Bond Fund	3

ultralow yields because of ongoing purchases by the BOJ and major pension funds. Despite the favorable backdrop for international bonds, the appreciation in the U.S. dollar resulted in losses on international assets for dollar-based investors. The BofA Merrill Lynch Global Broad Market Ex. U.S. Index3, which tracks developed non-U.S. bond markets, returned -5.04% for the six-month period.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

[3]	The BofA Merrill Lynch Global Broad Market Ex. U.S. Index tracks the performance of investment-grade debt publicly issued in the major domestic and euro bond markets, including sovereign, quasi-government, corporate, securitized, and collateralized securities, and excludes all securities denominated in U.S. dollars. You cannot invest directly in an index.

4	Wells Fargo Advantage International Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of income and capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

First International Advisers, LLC

Portfolio managers

Michael Lee

Tony Norris

Alex Perrin

Christopher Wightman

Peter Wilson

Average annual total returns1 (%) as of April 30, 2015

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (ESIYX)	9-30-2003	(11.07)	0.72	2.94	(6.86)	1.65	3.41	1.05	1.03
Class B (ESIUX)*	9-30-2003	(12.15)	0.53	2.89	(7.54)	0.89	2.89	1.80	1.78
Class C (ESIVX)	9-30-2003	(8.44)	0.90	2.66	(7.44)	0.90	2.66	1.80	1.78
Class R6 (ESIRX)	11-30-2012	–	–	–	(6.47)	2.01	3.74	0.67	0.65
Administrator Class (ESIDX)	7-30-2010	–	–	–	(6.69)	1.82	3.58	0.99	0.85
Institutional Class (ESICX)	12-15-1993	–	–	–	(6.44)	1.98	3.72	0.72	0.70
BofA Merrill Lynch Global Broad Market Ex. U.S. Index[4]	–	–	–	–	(9.72)	1.30	2.76	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the fund and its share price can be sudden and unpredictable. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk and geographic risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage International Bond Fund	5

Ten largest holdings[5] (%) as of April 30, 2015
Bonos y Obligaciones del Estado, 1.60%, 4-30-2025	8.26
Poland, 4.00%, 10-25-2023	4.61
Mexico, 4.75%, 6-14-2018	4.38
U.S. Treasury Note , 1.50%, 1-31-2022	4.17
United Kingdom Gilt, 2.75%, 9-7-2024	4.02
New Zealand, 5.50%, 4-15-2023	3.93
Italy Buoni Poliennali del Tesoro, 2.50%, 12-1-2024	3.46
Brazil, 10.00%, 1-1-2017	3.16
Australia, 3.25%, 10-21-2018	2.97
Malaysia, 3.80%, 9-30-2022	2.82

Portfolio allocation[6] as of April 30, 2015

[1]	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares and has been adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen International Bond Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The Adviser has committed through February 29, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The BofA Merrill Lynch Global Broad Market Ex. U.S. Index tracks the performance of investment-grade debt publicly issued in the major domestic and euro bond markets, including sovereign, quasi-government, corporate, securitized, and collateralized securities, and excludes all securities denominated in U.S. dollars. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These percentages are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage International Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2014 to April 30, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11-1-2014	Ending account value 4-30-2015	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$957.02	$5.00	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.69	$5.16	1.03%
Class B
Actual	$1,000.00	$952.80	$8.57	1.77%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.02	$8.85	1.77%
Class C
Actual	$1,000.00	$954.18	$8.62	1.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.97	$8.90	1.78%
Class R6
Actual	$1,000.00	$959.21	$3.16	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26	0.65%
Administrator Class
Actual	$1,000.00	$957.53	$4.13	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26	0.85%
Institutional Class
Actual	$1,000.00	$959.04	$3.40	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51	0.70%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—April 30, 2015 (unaudited)	Wells Fargo Advantage International Bond Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes: 2.66%

United States: 2.66%
Amazon.com Incorporated (Consumer Discretionary, Internet & Catalog Retail)	3.80%	12-5-2024	$5,800,000	$6,035,851
Arrow Electronics Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	3.50	4-1-2022	5,775,000	5,773,464
AT&T Incorporated (Telecommunication Services, Diversified Telecommunication Services) %%	3.00	6-30-2022	5,950,000	5,914,032
Ford Motor Credit Company LLC (Consumer Discretionary, Automobiles)	2.46	3-27-2020	2,600,000	2,596,745
Glencore Funding LLC (Materials, Metals & Mining) 144A	4.00	4-16-2025	5,625,000	5,520,488
Lam Research Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	3.80	3-15-2025	6,000,000	5,979,948
NBCUniversal Media LLC (Consumer Discretionary, Media)	2.88	1-15-2023	1,265,000	1,278,894

Total Corporate Bonds and Notes (Cost $33,265,565)				33,099,422

Foreign Corporate Bonds and Notes @: 20.68%

Australia: 0.78%
General Electric Capital Corporation (Financials, Diversified Financial Services, AUD)	6.00	3-15-2019	1,367,000	1,197,493
Telstra Corporation Limited (Telecommunication Services, Diversified Telecommunication Services, EUR)	3.75	5-16-2022	2,782,000	3,727,858
Transurban Finance Company Limited (Financials, Diversified Financial Services, EUR)	1.88	9-16-2024	4,090,000	4,787,461

				9,712,812

Bermuda: 0.52%
Bacardi Limited (Consumer Staples, Beverages, EUR)	2.75	7-3-2023	5,204,000	6,453,732

Brazil: 0.29%
BRF SA (Consumer Staples, Food Products, BRL) 144A	7.75	5-22-2018	13,137,000	3,597,147

Cayman Islands: 0.35%
Brakes Capital (Consumer Discretionary, Diversified Consumer Services, GBP)	7.13	12-15-2018	1,950,000	3,053,354
Brakes Capital (Consumer Discretionary, Diversified Consumer Services, GBP) 144A	7.13	12-15-2018	825,000	1,291,803

				4,345,157

Czech Republic: 0.75%
EP Energy LLC (Energy, Oil, Gas & Consumable Fuels, EUR)	5.88	11-1-2019	7,295,000	9,392,534

France: 0.73%
Autoroutes Du Sud de la France SA (Industrials, Transportation Infrastructure, EUR)	2.95	1-17-2024	7,100,000	9,105,344

Germany: 2.48%
HP Pelzer Holdings GmbH (Consumer Discretionary, Auto Components, EUR) 144A	7.50	7-15-2021	2,665,000	3,231,787
KfW (Financials, Banks, TRY)	5.00	1-16-2017	3,745,000	1,299,666
KfW (Financials, Banks, AUD)	5.00	3-19-2024	16,755,000	15,199,260
KfW (Financials, Banks, AUD)	5.50	2-9-2022	4,000,000	3,665,819
Landwirtschaftliche Rentenbank (Financials, Banks, ZAR)	8.25	5-23-2022	5,400,000	452,472
Rapid Holding GmbH (Energy, Energy Equipment & Services, EUR) 144A	6.63	11-15-2020	2,100,000	2,329,689
Volkswagen Leasing GmbH Company (Financials, Consumer Finance, EUR)	2.63	1-15-2024	3,726,000	4,716,203

				30,894,896

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage International Bond Fund	Portfolio of investments—April 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Ireland: 0.79%
GE Capital UK Funding Company (Financials, Capital Markets GBP)	5.13%	5-24-2023	1,000,000	$1,815,412
GE Capital UK Funding Company (Financials, Capital Markets, GBP)	4.13	9-13-2023	4,700,000	8,029,375

				9,844,787

Luxembourg: 1.25%
Befesa Zinc Aser SA (Utilities, Water Utilities, EUR)	8.88	5-15-2018	2,925,000	3,432,131
European Investment Bank (Financials, Banks, NZD)	4.75	1-22-2019	10,116,000	8,005,779
European Investment Bank (Financials, Banks, ZAR)	9.00	3-31-2021	5,790,000	505,787
Gestamp Funding Luxembourg SA (Consumer Discretionary, Auto Components, EUR)	5.88	5-31-2020	1,485,000	1,759,141
Play Finance 2 SA (Telecommunication Services, Wireless Telecommunication Services, EUR) 144A	5.25	2-1-2019	1,600,000	1,860,877

				15,563,715

Mexico: 0.69%
America Movil SAB de CV (Telecommunication Services, Wireless Telecommunication Services, EUR)	3.00	7-12-2021	5,836,000	7,327,970
America Movil SAB de CV (Telecommunication Services, Wireless Telecommunication Services, MXN)	7.13	12-9-2024	9,750,000	629,537
Petroleos Mexicanos (Energy, Oil, Gas & Consumable Fuels, MXN) 144A	7.19	9-12-2024	9,532,000	602,662

				8,560,169

Netherlands: 0.91%
ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment, EUR)	3.38	9-19-2023	400,000	524,892
Grupo Isolux Corsan Finance BV (Industrials, Construction & Engineering, EUR) 144A	6.63	4-15-2021	2,400,000	2,307,457
Heineken NV (Consumer Staples, Beverages, EUR)	2.13	8-4-2020	2,236,000	2,689,255
Samvardhana Motherson Automotive Systems Group (Consumer Discretionary, Auto Components, EUR) 144A	4.13	7-15-2021	1,800,000	2,066,813
Schaeffler Finance BV (Financials, Diversified Financial Services, EUR)	3.50	5-15-2022	3,200,000	3,700,913

				11,289,330

Norway: 0.99%
Kommunalbanken AS (Financials, Banks, AUD)	5.25	7-15-2024	12,650,000	11,621,223
Lock AS (Financials, Diversified Financial Services, EUR) 144A	7.00	8-15-2021	600,000	731,730

				12,352,953

Philippines: 0.65%
Asian Development Bank (Financials, Banks, AUD)	3.75	3-12-2025	9,731,000	8,082,103

Spain: 1.41%
Gas Natural Fenosa (Energy, Oil, Gas & Consumable Fuels, EUR)	2.88	3-11-2024	1,000,000	1,269,138
Gas Natural Fenosa (Energy, Oil, Gas & Consumable Fuels, EUR)	3.88	4-11-2022	2,200,000	2,919,318
Isolux Corsan BV (Industrials, Construction & Engineering, EUR)	6.63	4-15-2021	1,200,000	1,153,728
Portaventura Entertainment Barcelona BV (Consumer Discretionary, Hotels, Restaurants & Leisure, EUR) 144A	7.25	12-1-2020	750,000	886,404
Portaventura Entertainment Barcelona BV (Consumer Discretionary, Hotels, Restaurants & Leisure, EUR)	7.25	12-1-2020	2,000,000	2,363,743
Telefonica Emisiones S.A.U. (Telecommunication Services, Diversified Telecommunication Services, GBP)	5.29	12-9-2022	5,100,000	9,017,177

				17,609,508

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2015 (unaudited)	Wells Fargo Advantage International Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

United Kingdom: 4.54%
AA Bond Company Limited (Financials, Diversified Financial Services, GBP)	4.25%	7-31-2043	3,495,000	$5,668,741
Brighthouse Group plc (Consumer Discretionary, Specialty Retail, GBP) «	7.88	5-15-2018	2,300,000	3,340,735
Delphi Automotive plc (Consumer Discretionary, Auto Components, EUR)	1.50	3-10-2025	3,100,000	3,487,553
FirstGroup plc (Industrials, Road & Rail, GBP)	5.25	11-29-2022	3,020,000	5,079,242
GHD Bondco plc (Consumer Discretionary, Distributors, GBP)	7.00	4-15-2020	1,975,000	2,728,462
Heathrow Funding Limited (Industrials, Transportation Infrastructure, EUR)	1.88	5-23-2024	2,561,000	3,036,636
Heathrow Funding Limited (Industrials, Transportation Infrastructure, GBP)	7.13	2-14-2024	1,900,000	3,706,106
Imperial Tobacco Finance Company (Consumer Staples, Tobacco, EUR)	2.25	2-26-2021	4,669,000	5,546,803
Ineos Finance plc (Financials, Diversified Financial Services, EUR) 144A%%	4.00	5-1-2023	3,150,000	3,497,186
Jaguar Land Rover plc (Consumer Discretionary, Automobiles, GBP) 144A	3.88	3-1-2023	400,000	612,170
Jaguar Land Rover plc (Consumer Discretionary, Automobiles, GBP)	5.00	2-15-2022	1,000,000	1,644,955
R&R Ice Cream plc (Consumer Staples, Food & Staples Retailing, GBP)	5.50	5-15-2020	1,810,000	2,858,227
TES Finance plc (Financials, Diversified Financial Services, GBP)	6.75	7-15-2020	1,750,000	2,713,112
Tesco plc (Consumer Staples, Food & Staples Retailing, GBP)	6.13	2-24-2022	3,400,000	5,795,666
Twinkle Pizza plc (Consumer Discretionary, Hotels, Restaurants & Leisure, GBP)	6.63	8-1-2021	2,450,000	3,957,940
United Utilities Water plc (Utilities, Water Utilities, GBP)	5.75	3-25-2022	1,200,000	2,208,128
Wagamama Finance plc (Financials, Diversified Financial Services, GBP) 144A	7.88	2-1-2020	450,000	718,380

				56,600,042

United States: 3.55%
Albemarle Corporation (Materials, Chemicals, EUR)	1.88	12-8-2021	3,910,000	4,467,156
Amgen Incorporated (Health Care, Biotechnology, EUR)	4.00	9-13-2029	3,500,000	5,690,378
Discovery Communications Company (Consumer Discretionary, Media, EUR)	1.90	3-19-2027	4,800,000	5,216,703
Iron Mountain Incorporated (Industrials, Commercial Services & Supplies, EUR)	6.75	10-15-2018	1,868,000	2,100,001
Morgan Stanley (Financials, Capital Markets, EUR)	1.75	1-30-2025	5,750,000	6,571,691
Priceline Group Incorporated (Consumer Discretionary, Internet & Catalog Retail, EUR)	1.80	3-3-2027	1,970,000	2,148,251
Priceline Group Incorporated (Consumer Discretionary, Internet & Catalog Retail, EUR)	2.38	9-23-2024	5,659,000	6,692,760
Verizon Communications Incorporated (Telecommunication Services, Diversified Telecommunication Services, EUR)	3.25	2-17-2026	5,864,000	7,748,525
Walgreens Boots Alliance Incorporated (Consumer Staples, Food & Staples Retailing, EUR)	3.60	11-20-2025	2,250,000	3,531,838

				44,167,303

Total Foreign Corporate Bonds and Notes (Cost $275,274,254)				257,571,532

Foreign Government Bonds @: 65.38%
Australia (AUD)	3.25	10-21-2018	44,815,000	36,984,717
Australia (AUD)	3.25	4-21-2025	20,700,000	17,230,138
Australia (AUD)	5.50	4-21-2023	500,000	480,963
Bonos y Obligaciones del Estado 144A (EUR)	1.60	4-30-2025	90,625,000	102,908,546
Brazil (BRL)	10.00	1-1-2017	120,550,000	39,378,533
Brazil (BRL)	10.00	1-1-2019	73,100,000	23,102,773
Canada 144A (CAD)	2.90	6-15-2024	33,300,000	29,701,447
Colombia (COP)	7.00	5-4-2022	6,650,000,000	2,887,144
Colombia (COP)	7.75	4-14-2021	1,630,000,000	769,152
Hungary (HUF)	6.75	11-24-2017	462,450,000	1,916,169
Indonesia (IDR)	7.88	4-15-2019	25,000,000,000	1,945,998
Indonesia (IDR)	8.38	3-15-2024	23,650,000,000	1,902,035

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage International Bond Fund	Portfolio of investments—April 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Indonesia (IDR)	10.00%	7-15-2017	17,700,000,000	$1,433,109
Italy Buoni Poliennali del Tesoro (EUR)	2.15	12-15-2021	3,300,000	3,974,932
Italy Buoni Poliennali del Tesoro (EUR)	2.50	12-1-2024	35,200,000	43,151,581
Italy Buoni Poliennali del Tesoro (EUR)	3.75	9-1-2024	18,190,000	24,478,072
Korea (KRW)	3.00	9-10-2024	28,650,000,000	28,023,976
Korea (KRW)	3.13	3-10-2019	32,550,000,000	31,672,304
Malaysia (MYR)	3.26	3-1-2018	8,002,000	2,237,015
Malaysia (MYR)	3.80	9-30-2022	124,600,000	35,093,993
Malaysia (MYR)	4.18	7-15-2024	6,400,000	1,838,722
Mexico (MXN)	4.75	6-14-2018	836,400,000	54,514,395
Mexico (MXN)	10.00	12-5-2024	26,950,000	2,275,034
New Zealand (NZD)	5.50	4-15-2023	55,764,000	49,004,027
Poland (PLN)	3.25	7-25-2025	21,250,000	6,214,113
Poland (PLN)	4.00	10-25-2023	186,500,000	57,418,490
Province of British Columbia (AUD)	4.25	11-27-2024	14,090,000	11,983,663
Province of Ontario (AUD)	6.25	9-29-2020	13,230,000	12,130,999
Queensland Treasury (AUD)	5.75	7-22-2024	26,855,000	25,696,293
Republic of South Africa (ZAR)	7.75	2-28-2023	407,881,000	34,238,518
Republic of South Africa (ZAR)	8.00	12-21-2018	34,500,000	2,969,675
Romania (RON)	5.85	4-26-2023	8,110,000	2,443,143
Singapore (SGD)	3.00	9-1-2024	37,125,000	29,889,581
State of New South Wales Australia (AUD)	5.00	8-20-2024	31,136,000	28,811,536
Thailand (THB)	3.25	6-16-2017	91,207,000	2,862,458
Turkey (TRY)	6.30	2-14-2018	2,750,000	949,216
Turkey (TRY)	9.00	3-8-2017	5,019,000	1,863,862
United Kingdom Gilt (GBP)	2.75	9-7-2024	30,325,000	50,072,609
United Kingdom Gilt (GBP)	4.75	12-7-2030	4,850,000	9,955,666

Total Foreign Government Bonds (Cost $847,491,999)				814,404,597

U.S. Treasury Securities: 6.01%
U.S. Treasury Note	1.50	1-31-2022	$52,900,000	51,953,566
U.S. Treasury Note	1.38	2-28-2019	22,725,000	22,879,462

Total U.S. Treasury Securities (Cost $74,283,835)				74,833,028

Yankee Corporate Bonds and Notes: 3.61%

Bermuda: 0.27%
Qtel International Finance Limited (Telecommunication Services, Diversified Telecommunication Services)	4.75	2-16-2021	525,000	577,862
Qtel International Finance Limited (Telecommunication Services, Diversified Telecommunication Services)	5.00	10-19-2025	2,500,000	2,780,000

				3,357,862

Brazil: 0.04%
ITAU Unibanco Holding SA (Financials, Banks)	5.13	5-13-2023	450,000	457,875

Cayman Islands: 0.50%
HPHT Finance Limited (Financials, Diversified Financial Services) 144A	2.88	3-17-2020	1,650,000	1,672,019
International Petroleum Investment Company Limited (Energy, Oil, Gas & Consumable Fuels)	5.00	11-15-2020	2,950,000	3,322,438

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2015 (unaudited)	Wells Fargo Advantage International Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Cayman Islands (continued)
UPCB Finance IV Limited (Financials, Diversified Financial Services) 144A	5.38%	1-15-2025	$1,200,000	$1,219,500

				6,213,957

China: 0.23%
Alibaba Group Holding Limited (Information Technology, Internet Software & Services)	3.60	11-28-2024	2,000,000	1,991,866
Alibaba Group Holding Limited (Information Technology, Internet Software & Services) 144A	3.60	11-28-2024	950,000	946,136

				2,938,002

Israel: 0.27%
B Communications Limited (Telecommunication Services, Diversified Telecommunication Services) 144A	7.38	2-15-2021	3,162,000	3,377,648

Luxembourg: 0.69%
Actavis Funding SCS (Health Care, Pharmaceuticals)	3.45	3-15-2022	8,475,000	8,614,922

Netherlands: 0.74%
Fiat Chrysler Automobiles (Consumer Discretionary, Automobiles) 144A	5.25	4-15-2023	2,150,000	2,168,813
Mubadala Development Company (Energy, Oil, Gas & Consumable Fuels)	5.50	4-20-2021	3,200,000	3,727,584
Myriad International Holdings BV (Consumer Discretionary, Media)	6.00	7-18-2020	2,950,000	3,259,750

				9,156,147

Peru: 0.30%
Banco De Credito Del Peru (Financials, Banks) 144A	4.25	4-1-2023	3,634,000	3,733,935

United Kingdom: 0.57%
British Sky Broadcasting Group plc (Consumer Discretionary, Media) 144A	3.13	11-26-2022	1,362,000	1,348,804
British Sky Broadcasting Group plc (Consumer Discretionary, Media) 144A	3.75	9-16-2024	4,100,000	4,180,930
Jaguar Land Rover Automobiles plc (Consumer Discretionary, Automobiles) 144A	3.50	3-15-2020	1,200,000	1,197,000
Vedanta Resources plc (Materials, Metals & Mining) 144A	6.00	1-31-2019	400,000	380,000

				7,106,734

Total Yankee Corporate Bonds and Notes (Cost $43,451,135)				44,957,082

	Yield		Shares
Short-Term Investments: 1.19%

Investment Companies: 1.19%
Securities Lending Cash Investments, LLC (r)(l)(u)	0.12		3,518,943	3,518,943
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.11		11,368,159	11,368,159

Total Short-Term Investments (Cost $14,887,102)				14,887,102

Total investments in securities (Cost $1,288,653,890) *	99.53%	1,239,752,763
Other assets and liabilities, net	0.47	5,820,287

Total net assets	100.00%	$1,245,573,050

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage International Bond Fund	Portfolio of investments—April 30, 2015 (unaudited)

%%	The security is issued on a when-issued basis.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

@	Foreign bond principal is denominated in the local currency of the issuer.

«	All or a portion of this security is on loan.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

*	Cost for federal income tax purposes is $1,290,319,898 and unrealized gains (losses) consists of:

Gross unrealized gains	$7,717,864
Gross unrealized losses	(58,284,999)

Net unrealized losses	$(50,567,135)

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—April 30, 2015 (unaudited)	Wells Fargo Advantage International Bond Fund	13

Assets
Investments
In unaffiliated securities (including $3,350,953 of securities loaned), at value (cost $1,273,766,788)	$1,224,865,661
In affiliated securities, at value (cost $14,887,102)	14,887,102

Total investments, at value (cost $1,288,653,890)	1,239,752,763
Foreign currency, at value (cost $16,581,233)	17,118,847
Receivable for Fund shares sold	2,825,851
Receivable for interest	10,246,550
Receivable for securities lending income	8,039
Unrealized gains on forward foreign currency contracts	17,291,809
Prepaid expenses and other assets	51,311

Total assets	1,287,295,170

Liabilities
Payable for investments purchased	9,500,747
Payable for Fund shares redeemed	1,580,191
Unrealized losses on forward foreign currency contracts	26,206,593
Payable upon receipt of securities loaned	3,518,943
Advisory fee payable	490,442
Distribution fees payable	6,173
Administration fees payable	143,465
Accrued expenses and other liabilities	275,566

Total liabilities	41,722,120

Total net assets	$1,245,573,050

NET ASSETS CONSIST OF
Paid-in capital	$1,341,840,071
Undistributed net investment income	17,218,312
Accumulated net realized losses on investments	(55,994,099)
Net unrealized losses on investments	(57,491,234)

Total net assets	$1,245,573,050

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$102,798,521
Shares outstanding – Class A1	9,977,656
Net asset value per share – Class A	$10.30
Maximum offering price per share – Class A	$10.79
Net assets – Class B	$581,562
Shares outstanding – Class B1	56,608
Net asset value per share – Class B	$10.27
Net assets – Class C	$9,229,476
Shares outstanding – Class C1	907,070
Net asset value per share – Class C	$10.18
Net assets – Class R6	$12,270,960
Shares outstanding – Class R6[1]	1,185,764
Net asset value per share – Class R6	$10.35
Net assets – Administrator Class	$300,307,354
Shares outstanding – Administrator Class[1]	29,148,223
Net asset value per share – Administrator Class	$10.30
Net assets – Institutional Class	$820,385,177
Shares outstanding – Institutional Class[1]	79,375,318
Net asset value per share – Institutional Class	$10.34

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage International Bond Fund	Statement of operations—six months ended April 30, 2015 (unaudited)

Investment income
Interest (net of foreign interest withholding taxes of $144,759)	$25,757,548
Securities lending income, net	17,098
Income from affiliated securities	10,170

Total investment income	25,784,816

Expenses
Advisory fee	3,281,639
Administration fees
Fund level	309,773
Class A	77,655
Class B	578
Class C	8,027
Class R6	1,327
Administrator Class	163,488
Institutional Class	318,180
Shareholder servicing fees
Class A	121,336
Class B	847
Class C	12,542
Administrator Class	405,970
Distribution fees
Class B	2,710
Class C	37,626
Custody and accounting fees	252,171
Professional fees	27,546
Registration fees	45,358
Shareholder report expenses	70,809
Trustees’ fees and expenses	5,797
Other fees and expenses	16,940

Total expenses	5,160,319
Less: Fee waivers and/or expense reimbursements	(362,276)

Net expenses	4,798,043

Net investment income	20,986,773

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(74,386,840)
Forward foreign currency contract transactions	10,731,332

Net realized losses on investments	(63,655,508)

Net change in unrealized gains (losses) on:
Unaffiliated securities	(12,832,262)
Forward foreign currency contract transactions	(87,758)

Net change in unrealized gains (losses) on investments	(12,920,020)

Net realized and unrealized gains (losses) on investments	(76,575,528)

Net decrease in net assets resulting from operations	$(55,588,755)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage International Bond Fund	15

	Six months ended April 30, 2015 (unaudited)		Year ended October 31, 2014

Operations
Net investment income		$20,986,773		$51,017,278
Net realized losses on investments		(63,655,508)		(19,851,675)
Net change in unrealized gains (losses) on investments		(12,920,020)		(23,841,553)

Net increase (decrease) in net assets resulting from operations		(55,588,755)		7,324,050

Distributions to shareholders from
Net investment income
Class A		(423,572)		(1,131,543)
Class B		0		(3,281)
Class C		0		(58,435)
Class R6		(48,140)		(51,175)
Administrator Class		(1,661,619)		(4,290,193)
Institutional Class		(4,268,266)		(13,007,391)
Net realized gains
Class A		(287,937)		(3,719,413)
Class B		(2,272)		(57,769)
Class C		(31,156)		(526,829)
Class R6		(18,411)		(83,684)
Administrator Class		(1,004,296)		(11,543,115)
Institutional Class		(2,298,056)		(36,033,594)

Total distributions to shareholders		(10,043,725)		(70,506,422)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,437,950	25,210,284	2,749,646	30,368,557
Class B	2	19	891	9,492
Class C	21,989	227,046	72,519	795,278
Class R6	677,441	7,004,290	408,110	4,564,894
Administrator Class	4,446,324	46,222,125	10,060,042	111,082,502
Institutional Class	15,674,600	163,864,048	17,799,377	196,135,780

		242,527,812		342,956,503

Reinvestment of distributions
Class A	66,631	705,372	437,747	4,731,956
Class B	186	1,968	5,011	53,798
Class C	2,403	25,233	43,996	468,648
Class R6	6,273	66,551	12,385	134,859
Administrator Class	250,106	2,645,484	1,432,764	15,504,058
Institutional Class	440,841	4,675,573	3,278,437	35,575,623

		8,120,181		56,468,942

Payment for shares redeemed
Class A	(1,989,719)	(20,680,564)	(3,778,957)	(41,860,001)
Class B	(26,349)	(273,782)	(100,427)	(1,099,942)
Class C	(200,738)	(2,078,149)	(471,593)	(5,113,839)
Class R6	(24,301)	(254,934)	(108,372)	(1,209,097)
Administrator Class	(8,696,209)	(89,402,891)	(7,924,711)	(87,207,416)
Institutional Class	(13,268,288)	(139,052,510)	(42,834,796)	(471,768,358)

		(251,742,830)		(608,258,653)

Net decrease in net assets resulting from capital share transactions		(1,094,837)		(208,833,208)

Total decrease in net assets		(66,727,317)		(272,015,580)

Net assets
Beginning of period		1,312,300,367		1,584,315,947

End of period		$1,245,573,050		$1,312,300,367

Undistributed net investment income		$17,218,312		$2,633,136

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage International Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2015 (unaudited)	Year ended October 31
CLASS A		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$10.84	$11.32	$11.83	$11.85	$12.23	$11.59
Net investment income	0.16 [2]	0.37 [2]	0.36 [2]	0.33 [2]	0.39 [2]	0.40
Net realized and unrealized gains (losses) on investments	(0.62)	(0.34)	(0.73)	0.08	(0.18)	0.65

Total from investment operations	(0.46)	0.03	(0.37)	0.41	0.21	1.05
Distributions to shareholders from
Net investment income	(0.05)	(0.12)	(0.02)	(0.29)	(0.51)	(0.41)
Net realized gains	(0.03)	(0.39)	(0.12)	(0.14)	(0.08)	0.00

Total distributions to shareholders	(0.08)	(0.51)	(0.14)	(0.43)	(0.59)	(0.41)
Net asset value, end of period	$10.30	$10.84	$11.32	$11.83	$11.85	$12.23
Total return[3]	(4.30)%	0.26%	(3.18)%	3.66%	1.93%	9.35%
Ratios to average net assets (annualized)
Gross expenses	1.06%	1.05%	1.05%	1.04%	1.02%	1.10%
Net expenses	1.03%	1.03%	1.03%	1.03%	1.02%	1.08%
Net investment income	3.13%	3.29%	2.93%	2.88%	3.26%	3.53%
Supplemental data
Portfolio turnover rate	87%	103%	129%	79%	88%	89%
Net assets, end of period (000s omitted)	$102,799	$102,624	$113,846	$139,600	$286,577	$255,134

[1]	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen International Bond Fund which became the accounting and performance survivor in the transaction. The information for the period prior to July 12, 2010 is that of Class A of Evergreen International Bond Fund.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage International Bond Fund	17

(For a share outstanding throughout each period)

	Six months ended April 30, 2015 (unaudited)	Year ended October 31
CLASS B		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$10.81	$11.27	$11.85	$11.88	$12.25	$11.54
Net investment income	0.15 [2]	0.29 [2]	0.27 [2]	0.24 [2]	0.31	0.29
Net realized and unrealized gains (losses) on investments	(0.66)	(0.34)	(0.73)	0.09	(0.19)	0.67

Total from investment operations	(0.51)	(0.05)	(0.46)	0.33	0.12	0.96
Distributions to shareholders from
Net investment income	0.00	(0.02)	0.00	(0.22)	(0.41)	(0.25)
Net realized gains	(0.03)	(0.39)	(0.12)	(0.14)	(0.08)	0.00

Total distributions to shareholders	(0.03)	(0.41)	(0.12)	(0.36)	(0.49)	(0.25)
Net asset value, end of period	$10.27	$10.81	$11.27	$11.85	$11.88	$12.25
Total return[3]	(4.72)%	(0.44)%	(3.90)%	2.90%	1.15%	8.55%
Ratios to average net assets (annualized)
Gross expenses	1.79%	1.78%	1.80%	1.79%	1.77%	1.85%
Net expenses	1.77%	1.77%	1.78%	1.78%	1.77%	1.82%
Net investment income	2.37%	2.57%	2.13%	2.12%	2.53%	2.77%
Supplemental data
Portfolio turnover rate	87%	103%	129%	79%	88%	89%
Net assets, end of period (000s omitted)	$582	$895	$1,998	$4,008	$6,925	$10,060

[1]	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen International Bond Fund which became the accounting and performance survivor in the transaction. The information for the period prior to July 12, 2010 is that of Class B of Evergreen International Bond Fund.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage International Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2015 (unaudited)	Year ended October 31
CLASS C		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$10.70	$11.19	$11.76	$11.81	$12.20	$11.51
Net investment income	0.15 [2]	0.28 [2]	0.26 [2]	0.24 [2]	0.31	0.33
Net realized and unrealized gains (losses) on investments	(0.64)	(0.34)	(0.71)	0.08	(0.19)	0.64

Total from investment operations	(0.49)	(0.06)	(0.45)	0.32	0.12	0.97
Distributions to shareholders from
Net investment income	0.00	(0.04)	(0.00)[3]	(0.23)	(0.43)	(0.28)
Net realized gains	(0.03)	(0.39)	(0.12)	(0.14)	(0.08)	0.00

Total distributions to shareholders	(0.03)	(0.43)	(0.12)	(0.37)	(0.51)	(0.28)
Net asset value, end of period	$10.18	$10.70	$11.19	$11.76	$11.81	$12.20
Total return[4]	(4.58)%	(0.52)%	(3.84)%	2.86%	1.11%	8.61%
Ratios to average net assets (annualized)
Gross expenses	1.81%	1.80%	1.80%	1.79%	1.77%	1.85%
Net expenses	1.78%	1.78%	1.78%	1.78%	1.77%	1.82%
Net investment income	2.37%	2.54%	2.15%	2.12%	2.50%	2.77%
Supplemental data
Portfolio turnover rate	87%	103%	129%	79%	88%	89%
Net assets, end of period (000s omitted)	$9,229	$11,597	$16,097	$23,448	$27,861	$30,974

[1]	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen International Bond Fund which became the accounting and performance survivor in the transaction. The information for the period prior to July 12, 2010 is that of Class C of Evergreen International Bond Fund.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005 per share.

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage International Bond Fund	19

(For a share outstanding throughout each period)

	Six months ended April 30, 2015 (unaudited)	Year ended October 31
CLASS R6		2014	2013[1]
Net asset value, beginning of period	$10.88	$11.36	$11.80
Net investment income	0.21 [2]	0.42 [2]	0.39 [2]
Net realized and unrealized gains (losses) on investments	(0.65)	(0.35)	(0.69)

Total from investment operations	(0.44)	0.07	(0.30)
Distributions to shareholders from
Net investment income	(0.06)	(0.16)	(0.02)
Net realized gains	(0.03)	(0.39)	(0.12)

Total distributions to shareholders	(0.09)	(0.55)	(0.14)
Net asset value, end of period	$10.35	$10.88	$11.36
Total return[3]	(4.08)%	0.60%	(2.52)%
Ratios to average net assets (annualized)
Gross expenses	0.68%	0.67%	0.68%
Net expenses	0.65%	0.65%	0.65%
Net investment income	3.53%	3.64%	3.70%
Supplemental data
Portfolio turnover rate	87%	103%	129%
Net assets, end of period (000s omitted)	$12,271	$5,729	$2,433

[1]	For the period from November 30, 2012 (commencement of class operations) to October 31, 2013

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage International Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2015 (unaudited)	Year ended October 31
ADMINISTRATOR CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$10.84	$11.32	$11.81	$11.83	$12.23	$11.39
Net investment income	0.20 [2]	0.39 [2]	0.36 [2]	0.35 [2]	0.38 [2]	0.11 [2]
Net realized and unrealized gains (losses) on investments	(0.66)	(0.34)	(0.71)	0.08	(0.16)	0.82

Total from investment operations	(0.46)	0.05	(0.35)	0.43	0.22	0.93
Distributions to shareholders from
Net investment income	(0.05)	(0.14)	(0.02)	(0.31)	(0.54)	(0.09)
Net realized gains	(0.03)	(0.39)	(0.12)	(0.14)	(0.08)	0.00

Total distributions to shareholders	(0.08)	(0.52)	(0.14)	(0.45)	(0.62)	(0.09)
Net asset value, end of period	$10.30	$10.84	$11.32	$11.81	$11.83	$12.23
Total return[3]	(4.25)%	0.43%	(2.98)%	3.89%	2.03%	8.21%
Ratios to average net assets (annualized)
Gross expenses	1.00%	0.99%	0.99%	0.97%	0.95%	1.05%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	3.31%	3.47%	3.15%	3.04%	3.21%	3.63%
Supplemental data
Portfolio turnover rate	87%	103%	129%	79%	88%	89%
Net assets, end of period (000s omitted)	$300,307	$359,383	$334,778	$294,330	$170,836	$4,866

[1]	For the period from July 30, 2010 (commencement of class operations) to October 31, 2010

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage International Bond Fund	21

(For a share outstanding throughout each period)

	Six months ended April 30, 2015 (unaudited)	Year ended October 31
INSTITUTIONAL CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$10.87	$11.35	$11.82	$11.84	$12.23	$11.59
Net investment income	0.20 [2]	0.41 [2]	0.37	0.36	0.44	0.44
Net realized and unrealized gains (losses) on investments	(0.64)	(0.35)	(0.70)	0.09	(0.20)	0.65

Total from investment operations	(0.44)	0.06	(0.33)	0.45	0.24	1.09
Distributions to shareholders from
Net investment income	(0.06)	(0.15)	(0.02)	(0.33)	(0.55)	(0.45)
Net realized gains	(0.03)	(0.39)	(0.12)	(0.14)	(0.08)	0.00

Total distributions to shareholders	(0.09)	(0.54)	(0.14)	(0.47)	(0.63)	(0.45)
Net asset value, end of period	$10.34	$10.87	$11.35	$11.82	$11.84	$12.23
Total return[3]	(4.10)%	0.55%	(2.78)%	3.99%	2.19%	9.73%
Ratios to average net assets (annualized)
Gross expenses	0.73%	0.72%	0.72%	0.71%	0.69%	0.82%
Net expenses	0.70%	0.70%	0.70%	0.71%	0.69%	0.80%
Net investment income	3.46%	3.62%	3.26%	3.19%	3.60%	3.79%
Supplemental data
Portfolio turnover rate	87%	103%	129%	79%	88%	89%
Net assets, end of period (000s omitted)	$820,385	$832,072	$1,115,163	$1,270,164	$1,228,793	$1,276,184

[1]	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen International Bond Fund which became the accounting and performance survivor in the transaction. The information for the period prior to July 12, 2010 is that of Class I of Evergreen International Bond Fund.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage International Bond Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage International Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Notes to financial statements (unaudited)	Wells Fargo Advantage International Bond Fund	23

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

24	Wells Fargo Advantage International Bond Fund	Notes to financial statements (unaudited)

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Corporate bonds and notes	$0	$33,099,422	$0	$33,099,422

Foreign corporate bonds and notes	0	257,571,532	0	257,571,532

Foreign government bonds	0	814,404,597	0	814,404,597

U.S. Treasury securities	74,833,028	0	0	74,833,028

Yankee corporate bonds and notes	0	44,957,082	0	44,957,082

Short-term investments
Investment companies	11,368,159	3,518,943	0	14,887,102
	86,201,187	1,153,551,576	0	1,239,752,763
Forward foreign currency contracts	0	17,291,809	0	17,291,809
Total assets	$86,201,187	$1,170,843,385	$0	$1,257,044,572
Liabilities
Forward foreign currency contracts	$0	$26,206,593	$0	$26,206,593
Total liabilities	$0	$26,206,593	$0	$26,206,593

Notes to financial statements (unaudited)	Wells Fargo Advantage International Bond Fund	25

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.55% and declining to 0.45% as the average daily net assets of the Fund increase. For the six months ended April 30, 2015, the advisory fee was equivalent to an annual rate of 0.53% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. First International Advisors, LLC, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.16%
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 29, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.03% for Class A shares, 1.78% for Class B shares, 1.78% for Class C shares, 0.65% for Class R6 shares, 0.85% for Administrator Class shares, and 0.70% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended April 30, 2015, Funds Distributor received $447 from the sale of Class A shares and $11 in contingent deferred sales charges from redemptions of Class C shares.

26	Wells Fargo Advantage International Bond Fund	Notes to financial statements (unaudited)

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 2015 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$139,853,152	$959,848,758	$65,766,632	$1,004,446,127

6. DERIVATIVE TRANSACTIONS

During the six months ended April 30, 2015, the Fund entered into forward foreign currency contracts for economic hedging purposes.

At April 30, 2015, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive		U.S. value at April 30, 2015	In exchange for U.S. $	Unrealized gains (losses)
5-4-2015	State Street Bank	33,350,000	MXN	$2,173,771	$2,227,267	$(53,496)
5-11-2015	State Street Bank	20,995,000,000	JPY	175,841,897	179,157,945	(3,316,048)
5-11-2015	State Street Bank	7,770,000,000	JPY	65,076,996	65,150,677	(73,681)
5-12-2015	State Street Bank	7,950,000	MYR	2,230,796	2,209,438	21,358
5-12-2015	State Street Bank	4,650,000	MYR	1,304,805	1,280,992	23,813
5-18-2015	State Street Bank	39,300,000	TRY	14,644,485	14,538,567	105,918
5-18-2015	State Street Bank	38,700,000	TRY	14,420,905	14,244,149	176,756
5-29-2015	State Street Bank	211,769,478	ZAR	17,731,354	17,675,000	56,354
5-29-2015	State Street Bank	14,700,000	ZAR	1,230,824	1,219,974	10,850
6-9-2015	State Street Bank	87,900,000	BRL	28,819,931	29,143,596	(323,665)
6-9-2015	State Street Bank	89,700,000	BRL	29,410,100	28,993,471	416,629
6-9-2015	State Street Bank	11,500,000	PLN	3,190,793	3,100,827	89,966
6-9-2015	State Street Bank	4,150,000	PLN	1,151,460	1,118,011	33,449
6-9-2015	State Street Bank	10,250,000	RON	2,600,115	2,598,357	1,758
6-12-2015	State Street Bank	4,700,000	TRY	1,738,641	1,717,640	21,001
6-12-2015	State Street Bank	14,400,000	ZAR	1,202,939	1,199,151	3,788
6-12-2015	State Street Bank	3,915,000	BRL	1,282,381	1,263,800	18,581
6-12-2015	State Street Bank	1,500,000	ZAR	125,306	124,199	1,107
6-12-2015	State Street Bank	7,000,000	NZD	5,322,579	5,237,043	85,536
6-16-2015	State Street Bank	18,000,000	EUR	20,222,335	19,137,348	1,084,987
6-16-2015	State Street Bank	117,400,000	EUR	131,894,564	124,640,293	7,254,271
6-16-2015	State Street Bank	20,000,000	EUR	22,469,261	21,104,160	1,365,101
6-16-2015	State Street Bank	6,500,000	EUR	7,302,510	7,177,612	124,898
6-17-2015	State Street Bank	10,700,000	AUD	8,446,998	8,194,595	252,403
6-17-2015	State Street Bank	41,519,033	AUD	32,776,744	32,400,000	376,744
6-22-2015	State Street Bank	45,000,000	THB	1,363,156	1,378,550	(15,394)

Notes to financial statements (unaudited)	Wells Fargo Advantage International Bond Fund	27

Forward foreign currency contracts to buy (continued)

Exchange date	Counterparty	Contracts to receive		U.S. value at April 30, 2015	In exchange for U.S. $	Unrealized gains (losses)
6-23-2015	State Street Bank	213,000,000	PLN	$59,071,496	$57,407,370	$1,664,126
7-24-2015	State Street Bank	86,300,000	CAD	71,447,100	70,448,405	998,695

Exchange date	Counterparty	Contracts to receive		U.S. value at April 30, 2015	In exchange for		U.S. value at April 30, 2015	Unrealized losses
6-23-2015	State Street Bank	51,443,062	EUR	$57,799,724	213,000,000	PLN	$59,071,496	$(1,271,772)
7-21-2015	State Street Bank	12,560,000,000	JPY	105,287,859	98,219,613	EUR	110,398,829	(5,110,970)

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver		U.S. value at April 30, 2015	In exchange for U.S. $	Unrealized gains (losses)
5-4-2015	State Street Bank	33,350,000	MXN	$2,173,771	$2,213,491	$39,720
5-12-2015	State Street Bank	1,295,000,000	COP	543,273	537,166	(6,107)
5-18-2015	State Street Bank	78,000,000	TRY	29,065,389	31,187,650	2,122,261
5-29-2015	State Street Bank	401,250,000	ZAR	33,596,465	34,512,270	915,805
6-9-2015	State Street Bank	7,350,000	PLN	2,039,333	1,975,687	(63,646)
6-9-2015	State Street Bank	177,600,000	BRL	58,230,032	55,880,687	(2,349,345)
6-9-2015	State Street Bank	10,250,000	RON	2,600,115	2,536,438	(63,677)
6-9-2015	State Street Bank	8,300,000	PLN	2,302,920	2,210,742	(92,178)
6-9-2015	State Street Bank	532,250,000	HUF	1,965,496	1,913,295	(52,201)
6-11-2015	State Street Bank	15,600,000	GBP	23,939,722	23,630,022	(309,700)
6-11-2015	State Street Bank	76,650,000	GBP	117,626,904	115,744,719	(1,882,185)
6-12-2015	State Street Bank	3,915,000	BRL	1,282,381	1,204,060	(78,321)
6-12-2015	State Street Bank	81,700,000	NZD	62,122,106	58,927,759	(3,194,347)
6-12-2015	State Street Bank	1,190,000	TRY	440,209	448,507	8,298
6-12-2015	State Street Bank	15,900,000	ZAR	1,328,245	1,283,138	(45,107)
6-12-2015	State Street Bank	5,150,000	TRY	1,905,107	1,922,743	17,636
6-16-2015	State Street Bank	8,300,000	EUR	9,324,743	8,859,628	(465,115)
6-16-2015	State Street Bank	5,500,000	EUR	6,179,047	5,970,641	(208,406)
6-17-2015	State Street Bank	232,200,000	AUD	183,307,740	177,196,696	(6,111,044)
7-15-2015	State Street Bank	40,180,000	SGD	30,328,305	29,208,117	(1,120,188)

The Fund had average contract amounts of $641,646,833 and $664,561,210 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the six months ended April 30, 2015.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the appropriate financial statements.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the

28	Wells Fargo Advantage International Bond Fund	Notes to financial statements (unaudited)

Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Forward foreign currency contracts	State Street Bank	$17,291,809*	$(17,291,809)	$0	$0

*	Amount represents net unrealized gains.

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged	Net amount of liabilities
Forward foreign currency contracts	State Street Bank	$26,206,593**	$(17,291,809)	$0	$8,914,784

**	Amount represents net unrealized losses.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended April 30, 2015, the Fund paid $1,172 in commitment fees.

For the six months ended April 30, 2015, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage International Bond Fund	29

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

30	Wells Fargo Advantage International Bond Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage International Bond Fund	31

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

32	Wells Fargo Advantage International Bond Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PIK	— Payment-in-kind
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian leu
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

233648 06-15 SA235/SAR235 04-15

Wells Fargo Advantage Strategic Income Fund

Semi-Annual Report

April 30, 2015

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The views expressed and any forward-looking statements are as of April 30, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Strategic Income Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

A worldwide trend toward looser monetary policy tended to support global bond markets.

European bond markets were boosted by the anticipation and then the reality of the ECB’s asset purchases.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Strategic Income Fund for the six-month period that ended April 30, 2015. The period was marked by low global interest rates as major central banks initiated or increased their quantitative easing programs. At the end of the reporting period, some European sovereign debt issues were selling at negative yields. Low interest rates presented a favorable background for global bonds, including high yield.

Major central banks continued to provide liquidity to the markets.

A worldwide trend toward looser monetary policy tended to support global bond markets. The European Central Bank (ECB) maintained a variety of measures aimed at encouraging lending, including making funds available to banks at low interest rates and imposing a negative interest rate on bank deposits held at the central bank. In January 2015, the ECB announced quantitative easing via significant bond purchases in an attempt to raise the eurozone’s inflation to just under its target of 2%. In Japan, the Bank of Japan (BOJ) also maintained an aggressive monetary program aimed at combating deflation. Later in the period, the BOJ widened its program by purchasing Japanese shares as well as bonds.

Throughout the reporting period, the Federal Open Market Committee (FOMC), which is the U.S. Federal Reserve’s (Fed’s) monetary policymaking body, kept its key interest rate effectively at zero. Even though the FOMC ended its bond-buying program in October 2014 and guided investors to expect an interest-rate hike in mid- to late 2015, the Fed remained accommodative. However, the fact that investors expected the Fed to eventually raise its key rate, even as other central banks lowered their benchmark rates, caused the U.S. dollar to appreciate against most major currencies during the period.

The U.S. outperformed other developed market economies, and a stronger U.S. dollar dampened returns on international assets for dollar-based investors.

Reported U.S. gross domestic product (GDP) growth came in at a solid 2.2% annualized rate in the fourth quarter of 2014. Although the initial estimate for annualized GDP growth came in at a modest 0.2% in the first quarter of 2015, the slowdown was attributed to short-term factors such as harsh winter weather and a long-lived strike at West Coast ports. Core U.S. bonds ended the period with a 2.06% return, as measured by the Barclays U.S. Aggregate Bond Index1.

High-yield bonds also benefited from the stronger economy, as well as continued demand from investors seeking more generous yields in a historically low-yielding environment. As measured by the BofA Merrill Lynch High Yield Master II Index2, high-yield bonds ended the period with a 1.51% gain.

European annualized GDP growth was 1.3% in the fourth quarter of 2014 and 1.4% in the first quarter of 2015. European bond markets were boosted by the anticipation and then the reality of the ECB’s asset purchases. The two-year German bond sold at a negative yield toward the latter half of the period. The flood of ECB-provided liquidity caused high-rated European sovereign bonds to sell at negative yields even in countries outside of the eurozone, such as Switzerland and Denmark. Japanese sovereign bonds also continued to trade at

[1]	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS. You cannot invest directly in an index.

[2]	The BofA Merrill Lynch High Yield Master II Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Strategic Income Fund	3

ultralow yields because of ongoing purchases by the BOJ and major pension funds. Despite the favorable backdrop for international bonds, the appreciation in the U.S. dollar resulted in losses on international assets for dollar-based investors. The BofA Merrill Lynch Global Broad Market ex U.S. Index3, which tracks developed non-U.S. bond markets, returned -5.04% for the six-month period.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

[3]	The BofA Merrill Lynch Global Broad Market Ex. U.S. Index tracks the performance of investment-grade debt publicly issued in the major domestic and euro bond markets, including sovereign, quasi-government, corporate, securitized, and collateralized securities, and excludes all securities denominated in U.S. dollars. You cannot invest directly in an index.

4	Wells Fargo Advantage Strategic Income Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of income and capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadvisers

First International Advisers, LLC

Wells Capital Management Incorporated

Portfolio managers

Ashok Bhatia, CFA1

David Germany, Ph.D

Niklas Nordenfelt, CFA

Tony Norris

Margaret D. Patel

Alex Perrin

Thomas M. Price, CFA

Scott M. Smith, CFA

Noah Wise, CFA

Average annual total returns (%) as of April 30, 2015

		Including sales charge		Excluding sales charge		Expense ratios[2] (%)
	Inception date	1 year	Since inception	1 year	Since inception	Gross	Net[3]
Class A (WSIAX)	1-31-2013	(3.86)	(0.99)	0.68	1.06	1.49	0.91
Class C (WSICX)	1-31-2013	(1.03)	0.31	(0.06)	0.31	2.24	1.66
Administrator Class (WSIDX)	1-31-2013	–	–	0.84	1.25	1.43	0.76
Institutional Class (WSINX)	1-31-2013	–	–	0.93	1.38	1.16	0.61
Barclays U.S. Universal Bond Index[4]	–	–	–	4.34	2.79	–	–
BofA Merrill Lynch 3 Month U.S. Dollar LIBOR Constant Maturity Index[5]	–	–	–	0.23	0.26	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. Loans are subject to risks similar to those associated with other below-investment-grade bond investments, such as credit risk (for example, risk of issuer default), below-investment-grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to mortgage- and asset-backed securities risk and geographic risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Strategic Income Fund	5

Ten largest holdings[6] (%) as of April 30, 2015
Indonesia, 7.88%, 4-15-2019	1.95
Mexico, 4.75%, 6-14-2018	1.89
Brazil, 10.00%, 1-1-2017	1.87
Romania, 4.75%, 6-24-2019	1.66
Republic of South Africa, 7.75%, 2-28-2023	1.31
ACAS CLO Limited Trust Series 2015-1A Class B, 2.28%, 4-18-2027	1.23
JPMBB Commercial Mortgage Securities Trust Series 2014-C19 Class D, 4.83%, 4-15-2047	1.14
FHLMC Series 2012-K706 Class C, 4.17%, 11-25-2044	1.13
GS Mortgage Securities Trust Series 2014-GC24 Class D, 4.66%, 9-10-2047	1.13
Republic of South Africa, 8.00%, 12-21-2018	1.03

Portfolio allocation[7] as of April 30, 2015

[1]	Effective June 19, 2015, Ashok Bhatia became a portfolio manager of the Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The Adviser has committed through February 29, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.90% for Class A, 1.65% for Class C, 0.75% for Administrator Class, and 0.60% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Barclays U.S. Universal Bond Index is an unmanaged market value-weighted performance benchmark for the U.S. dollar-denominated bond market, which includes investment-grade, high yield, and emerging market debt securities with maturities of one year or more. You cannot invest directly in an index.

[5]	The BofA Merrill Lynch 3 Month U.S. Dollar LIBOR Constant Maturity Index is based on the assumed purchase of a synthetic instrument having 3 months to maturity and with a coupon equal to the closing quote for 3-Month LIBOR. That issue is sold the following day (priced at a yield equal to the current day closing 3-Month LIBOR rate) and is rolled into a new 3-Month instrument. The index, therefore, will always have a constant maturity equal to exactly 3 months. You cannot invest directly in an index.

[6]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts are calculated based on the total long-term investments of the Fund. These percentages are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Strategic Income Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2014 to April 30, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11-1-2014	Ending account value 4-30-2015	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$999.53	$4.46	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51	0.90%
Class C
Actual	$1,000.00	$996.53	$8.17	1.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.61	$8.25	1.65%
Administrator Class
Actual	$1,000.00	$1,000.71	$3.72	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76	0.75%
Institutional Class
Actual	$1,000.00	$1,002.11	$2.98	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01	0.60%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—April 30, 2015 (unaudited)	Wells Fargo Advantage Strategic Income Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 2.73%
FHLMC Series 2012-K706 Class C ±144A	4.17%	11-25-2044	$446,000	$460,298
FHLMC Series 2013-K713 Class B ±144A	3.27	4-25-2046	125,000	127,194
FREMF Mortgage Trust Series 2011-K703 Class B ±144A	5.05	7-25-2044	250,000	269,449
FREMF Mortgage Trust Series 2013-K502 Class B ±144A	2.83	3-25-2045	250,000	253,749

Total Agency Securities (Cost $1,106,932)				1,110,690

Asset-Backed Securities: 5.45%
AmeriCredit Automobile Receivables Trust Series 2012-4 Class E 144A	3.82	2-10-2020	250,000	256,077
Avis Budget Rental Car Funding (AESOP) LLC Series 2014-1A Class C 144A	3.75	7-20-2020	400,000	400,565
CAL Funding II Limited Series 2012-1A Class A 144A	3.47	10-25-2027	187,500	188,557
CLI Funding LLC Trust Series 2014-1A Class A 144A	3.29	6-18-2029	365,870	369,086
Dell Equipment Finance Trust Series 2014-1 Class D 144A	2.68	6-22-2020	300,000	301,238
OneMain Financial Issuance Trust Series 2014-1A Class B 144A	3.24	6-18-2024	250,000	251,044
Santander Drive Auto Receivables Trust Series 2012-5 Class D	3.30	9-17-2018	95,000	97,148
Social Professional Loan Program LLC Series 2014-A Class A2 144A	3.02	10-25-2027	229,206	234,689
TAL Advantage LLC Series 2013-1A Class A 144A	2.83	2-22-2038	117,500	117,405

Total Asset-Backed Securities (Cost $2,218,044)				2,215,809

Corporate Bonds and Notes: 35.52%

Consumer Discretionary: 6.75%

Automobiles: 0.67%
Ford Motor Company	7.45	7-16-2031	200,000	270,847

Distributors: 0.04%
LKQ Corporation	4.75	5-15-2023	15,000	14,775

Diversified Consumer Services: 0.36%
Service Corporation International	8.00	11-15-2021	124,000	147,560

Hotels, Restaurants & Leisure: 1.08%
CCM Merger Incorporated 144A	9.13	5-1-2019	100,000	108,625
Greektown Holdings LLC 144A	8.88	3-15-2019	125,000	132,188
Hilton Worldwide Finance LLC	5.63	10-15-2021	5,000	5,275
NAI Entertainment Holdings LLC 144A	5.00	8-1-2018	25,000	25,813
Pinnacle Entertainment Incorporated	7.50	4-15-2021	160,000	169,200

				441,101

Household Durables: 1.92%
DR Horton Incorporated	4.75	5-15-2017	375,000	391,406
Pulte Group Incorporated	7.63	10-15-2017	350,000	390,250

				781,656

Media: 1.55%
CCO Holdings LLC 144A	5.13	5-1-2023	5,000	4,950
CCO Holdings LLC 144A	5.38	5-1-2025	5,000	4,913
CCO Holdings LLC 144A	5.88	5-1-2027	5,000	4,956
CCO Holdings LLC	5.13	2-15-2023	15,000	14,827
Cequel Communications Holdings I LLC 144A	5.13	12-15-2021	5,000	5,007
Cequel Communications Holdings I LLC 144A	5.13	12-15-2021	25,000	25,094

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Strategic Income Fund	Portfolio of investments—April 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Media (continued)
Cinemark USA Incorporated	5.13%	12-15-2022	$200,000	$206,740
Gray Television Incorporated	7.50	10-1-2020	105,000	111,563
Lamar Media Corporation	5.38	1-15-2024	5,000	5,220
Lamar Media Corporation	5.88	2-1-2022	150,000	158,625
Live Nation Entertainment Incorporated 144A	7.00	9-1-2020	5,000	5,325
Nexstar Broadcasting Group Incorporated	6.88	11-15-2020	25,000	26,380
Nielsen Finance LLC 144A	5.00	4-15-2022	35,000	35,193
Outfront Media Capital Corporation	5.25	2-15-2022	5,000	5,175
Outfront Media Capital Corporation	5.88	3-15-2025	15,000	16,013

				629,981

Specialty Retail: 1.12%
Century Intermediate Holding Company (PIK at 10.50%) ¥144A	9.75	2-15-2019	5,000	5,300
Penske Auto Group Incorporated	5.75	10-1-2022	50,000	52,500
Sally Holdings Incorporated	6.88	11-15-2019	360,000	380,700
Sonic Automotive Incorporated	5.00	5-15-2023	15,000	14,963

				453,463

Textiles, Apparel & Luxury Goods: 0.01%
The William Carter Company	5.25	8-15-2021	5,000	5,188

Consumer Staples: 1.31%

Beverages: 0.95%
Constellation Brands Incorporated	7.25	9-1-2016	350,000	375,340
Cott Beverages Incorporated 144A	6.75	1-1-2020	10,000	10,475

				385,815

Food Products: 0.36%
B&G Foods Incorporated	4.63	6-1-2021	25,000	25,063
Darling Ingredients Incorporated	5.38	1-15-2022	5,000	5,088
Pilgrim’s Pride Corporation 144A	5.75	3-15-2025	20,000	20,500
Simmons Foods Incorporated 144A	7.88	10-1-2021	50,000	48,625
WhiteWave Foods Company	5.38	10-1-2022	45,000	48,375

				147,651

Energy: 7.73%

Energy Equipment & Services: 2.09%
Bristow Group Incorporated	6.25	10-15-2022	150,000	147,000
Compressco Partners LP 144A	7.25	8-15-2022	30,000	27,300
Era Group Incorporated	7.75	12-15-2022	130,000	127,400
Forum Energy Technologies Incorporated	6.25	10-1-2021	5,000	4,725
Hilcorp Energy Company 144A	5.00	12-1-2024	10,000	9,700
NGPL PipeCo LLC 144A	7.12	12-15-2017	75,000	76,500
NGPL PipeCo LLC 144A	7.77	12-15-2037	245,000	270,725
PHI Incorporated	5.25	3-15-2019	85,000	82,025
Targa Resources Partners 144A	5.00	1-15-2018	100,000	103,750

				849,125

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2015 (unaudited)	Wells Fargo Advantage Strategic Income Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels: 5.64%
Buckeye Partners LP	4.35%	10-15-2024	$100,000	$100,147
Chesapeake Energy Corporation Company ±	3.53	4-15-2019	280,000	268,800
Continental Resources Incorporated	3.80	6-1-2024	100,000	96,125
Denbury Resources Incorporated	6.38	8-15-2021	150,000	147,750
Energy Transfer Partners LP	4.05	3-15-2025	200,000	200,144
Energy XXI Gulf Coast Incorporated 144A	6.88	3-15-2024	25,000	9,938
Exterran Partners LP	6.00	4-1-2021	50,000	49,000
Northern Tier Energy LLC	7.13	11-15-2020	25,000	26,000
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	50,000	52,875
Sabine Pass Liquefaction LLC	5.63	4-15-2023	120,000	121,200
Sabine Pass Liquefaction LLC	5.75	5-15-2024	25,000	25,250
Sabine Pass Liquefaction LLC	6.25	3-15-2022	50,000	52,500
Sabine Pass LNG LP	6.50	11-1-2020	175,000	182,875
Sabine Pass LNG LP	7.50	11-30-2016	250,000	266,275
SemGroup Corporation	7.50	6-15-2021	20,000	21,000
Suburban Propane Partners LP	5.50	6-1-2024	15,000	15,413
TC Pipelines LP	4.38	3-13-2025	100,000	100,894
Ultra Petroleum Corporation 144A	6.13	10-1-2024	30,000	26,475
Williams Companies Incorporated	4.55	6-24-2024	150,000	147,511
WPX Energy Incorporated	5.25	1-15-2017	375,000	384,375

				2,294,547

Financials: 8.47%

Banks: 1.81%
Bank of America Corporation	4.20	8-26-2024	150,000	151,601
CIT Group Incorporated	3.88	2-19-2019	5,000	4,956
CIT Group Incorporated	4.25	8-15-2017	375,000	381,563
CIT Group Incorporated	5.38	5-15-2020	50,000	52,938
CIT Group Incorporated 144A	6.63	4-1-2018	5,000	5,363
JPMorgan Chase & Company ±	6.00	12-31-2049	135,000	138,713

				735,134

Capital Markets: 1.34%
E*TRADE Financial Corporation	4.63	9-15-2023	5,000	5,106
Jefferies Finance LLC 144A	6.88	4-15-2022	55,000	52,525
Jefferies Finance LLC 144A	7.38	4-1-2020	25,000	24,688
Jefferies Finance LLC 144A	7.50	4-15-2021	25,000	24,581
Lazard Group LLC	3.75	2-13-2025	270,000	223,103
Morgan Stanley	4.10	5-22-2023	210,000	215,495

				545,498

Consumer Finance: 2.22%
Ally Financial Incorporated	4.13	3-30-2020	25,000	25,125
Ally Financial Incorporated	4.63	3-30-2025	25,000	24,805
Ally Financial Incorporated	5.13	9-30-2024	75,000	77,813
General Motors Financial Company Incorporated	2.75	5-15-2016	200,000	202,525
Navient Corporation	5.88	3-25-2021	15,000	14,925
Navient Corporation	6.00	1-25-2017	350,000	367,938
Navient Corporation	8.00	3-25-2020	30,000	33,412

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Strategic Income Fund	Portfolio of investments—April 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Consumer Finance (continued)
SLM Corporation	6.13%	3-25-2024	$30,000	$29,175
SLM Corporation	8.45	6-15-2018	75,000	83,678
Springleaf Finance Corporation	8.25	10-1-2023	40,000	45,600

				904,996

Diversified Financial Services: 0.85%
Denali Borrower LLC 144A	5.63	10-15-2020	80,000	85,500
Infinity Acquisition LLC 144A	7.25	8-1-2022	65,000	61,263
Moody’s Corporation	4.88	2-15-2024	180,000	198,591

				345,354

Insurance: 0.57%
Fairfax US Incorporated 144A	4.88	8-13-2024	200,000	195,746
Hub Holdings LLC (PIK at 8.88%) ¥144A	8.13	7-15-2019	35,000	34,956

				230,702

Real Estate Management & Development: 0.10%
Hockey Merger Sub 2 Incorporated 144A	7.88	10-1-2021	40,000	41,200

REITs: 1.58%
American Tower Corporation	3.50	1-31-2023	200,000	196,522
Crown Castle International Corporation	4.88	4-15-2022	25,000	26,078
DuPont Fabros Technology Incorporated LP	5.88	9-15-2021	85,000	88,081
Iron Mountain Incorporated	5.75	8-15-2024	66,000	68,228
Iron Mountain Incorporated	6.00	8-15-2023	75,000	79,875
Omega Healthcare Investors Incorporated 144A	4.50	1-15-2025	175,000	177,601
The Geo Group Incorporated	5.88	10-15-2024	5,000	5,313

				641,698

Health Care: 1.67%

Health Care Equipment & Supplies: 0.15%
Crimson Merger Sub Incorporated 144A	6.63	5-15-2022	70,000	62,213

Health Care Providers & Services: 0.93%
Acadia Healthcare Company Incorporated 144A	5.63	2-15-2023	5,000	5,113
Aviv Healthcare Properties LP	6.00	10-15-2021	10,000	11,454
Capella Healthcare Incorporated	9.25	7-1-2017	25,000	25,750
Centene Corporation	4.75	5-15-2022	20,000	21,050
Community Health Systems Incorporated	6.88	2-1-2022	15,000	15,919
DaVita HealthCare Partners Incorporated	5.00	5-1-2025	5,000	5,000
HCA Incorporated	4.25	10-15-2019	15,000	15,675
HCA Incorporated	5.25	4-15-2025	5,000	5,419
HealthSouth Corporation	5.13	3-15-2023	10,000	10,300
HealthSouth Corporation	5.75	11-1-2024	15,000	15,825
Lifepoint Hospitals Incorporated	5.50	12-1-2021	25,000	26,278
MPH Acquisition Holdings LLC 144A	6.63	4-1-2022	100,000	105,001
Select Medical Corporation	6.38	6-1-2021	55,000	54,588
Tenet Healthcare Corporation	6.00	10-1-2020	55,000	58,713

				376,085

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2015 (unaudited)	Wells Fargo Advantage Strategic Income Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Health Care Technology: 0.20%
Emdeon Incorporated	11.00%	12-31-2019	$75,000	$82,125

Pharmaceuticals: 0.39%
Endo Finance LLC 144A	5.38	1-15-2023	25,000	24,672
Endo Finance LLC 144A	6.00	2-1-2025	25,000	25,594
Endo Finance LLC 144A	7.25	1-15-2022	90,000	95,175
Pinnacle Incorporated 144A	9.50	10-1-2023	10,000	11,288

				156,729

Industrials: 2.94%

Airlines: 0.30%
American Airlines Incorporated	4.38	4-1-2024	119,238	123,709

Commercial Services & Supplies: 0.33%
ADT Corporation	4.13	4-15-2019	5,000	5,078
ADT Corporation	4.13	6-15-2023	10,000	9,525
ADT Corporation	6.25	10-15-2021	45,000	48,375
Covanta Holding Corporation	5.88	3-1-2024	45,000	46,575
Covanta Holding Corporation	7.25	12-1-2020	25,000	26,500

				136,053

Construction & Engineering: 0.17%
AECOM 144A	5.75	10-15-2022	5,000	5,175
AECOM 144A	5.88	10-15-2024	60,000	62,153

				67,328

Electrical Equipment: 0.03%
EnerSys 144A	5.00	4-30-2023	10,000	10,125

Machinery: 0.95%
Case New Holland Industrial Incorporated	7.88	12-1-2017	330,000	363,287
EnPro Industries Incorporated 144A	5.88	9-15-2022	20,000	20,900

				384,187

Trading Companies & Distributors: 1.16%
H&E Equipment Services Incorporated	7.00	9-1-2022	50,000	52,375
Light Tower Rentals Incorporated 144A	8.13	8-1-2019	15,000	12,413
United Rentals North America Incorporated	4.63	7-15-2023	15,000	15,188
United Rentals North America Incorporated	5.50	7-15-2025	5,000	5,065
United Rentals North America Incorporated	7.38	5-15-2020	360,000	388,184

				473,225

Information Technology: 2.77%

Electronic Equipment, Instruments & Components: 0.61%
Arrow Electronics Incorporated	3.50	4-1-2022	200,000	199,947
Zebra Technologies Corporation 144A	7.25	10-15-2022	45,000	48,600

				248,547

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Strategic Income Fund	Portfolio of investments—April 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Internet Software & Services: 0.15%
Infor (US) Incorporated 144A	6.50%	5-15-2022	$10,000	$10,275
Sophia Holding Finance LP (PIK at 10.38%) 144A¥	9.63	12-1-2018	50,000	50,750

				61,025

IT Services: 0.43%
Audatex North America Incorporated 144A	6.00	6-15-2021	40,000	41,312
Audatex North America Incorporated 144A	6.13	11-1-2023	10,000	10,425
Cardtronics Incorporated 144A	5.13	8-1-2022	80,000	79,400
First Data Corporation 144A	7.38	6-15-2019	30,000	31,178
First Data Corporation	11.75	8-15-2021	3,000	3,443
SunGard Data Systems Incorporated	6.63	11-1-2019	10,000	10,425

				176,183

Semiconductors & Semiconductor Equipment: 0.44%
KLA-Tencor Corporation	4.65	11-1-2024	175,000	179,629

Software: 0.66%
Activision Blizzard Incorporated 144A	5.63	9-15-2021	15,000	16,031
Activision Blizzard Incorporated 144A	6.13	9-15-2023	5,000	5,509
Boxer Parent Company Incorporated (PIK at 9.75%) ¥144A	9.00	10-15-2019	50,000	41,000
CDK Global Incorporated 144A	4.50	10-15-2024	200,000	206,227

				268,767

Technology Hardware, Storage & Peripherals: 0.48%
NCR Corporation	5.00	7-15-2022	175,000	172,813
NCR Corporation	5.88	12-15-2021	10,000	10,250
NCR Corporation	6.38	12-15-2023	10,000	10,525

				193,588

Materials: 1.08%

Containers & Packaging: 0.10%
Owens-Brockway Glass Container Incorporated 144A	5.00	1-15-2022	5,000	5,131
Owens-Brockway Glass Container Incorporated 144A	5.38	1-15-2025	5,000	5,175
Sealed Air Corporation 144A	8.38	9-15-2021	25,000	28,188

				38,494

Metals & Mining: 0.98%
Alcoa Incorporated	5.13	10-1-2024	10,000	10,783
Cliffs Natural Resources Incorporated 144A	8.25	3-31-2020	10,000	9,800
Commercial Metals Company	7.35	8-15-2018	350,000	379,750

				400,333

Telecommunication Services: 2.41%

Diversified Telecommunication Services: 0.96%
Frontier Communications Corporation	6.25	9-15-2021	30,000	29,775
GCI Incorporated	6.75	6-1-2021	115,000	117,300
Level 3 Financing Incorporated 144A	5.13	5-1-2023	10,000	9,975
Level 3 Financing Incorporated	5.38	8-15-2022	25,000	25,531
Level 3 Financing Incorporated 144A	5.38	5-1-2025	10,000	9,988

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2015 (unaudited)	Wells Fargo Advantage Strategic Income Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Diversified Telecommunication Services (continued)
Level 3 Financing Incorporated 144A	5.63%	2-1-2023	$5,000	$5,125
Level 3 Financing Incorporated	6.13	1-15-2021	5,000	5,294
Verizon Communications Incorporated	6.55	9-15-2043	150,000	187,622

				390,610

Wireless Telecommunication Services: 1.45%
CC Holdings GS V LLC	3.85	4-15-2023	200,000	201,476
MetroPCS Wireless Incorporated	6.63	11-15-2020	150,000	156,563
Sprint Capital Corporation	6.88	11-15-2028	25,000	22,625
Sprint Communications Incorporated	7.00	8-15-2020	10,000	10,150
Sprint Corporation	7.25	9-15-2021	10,000	10,038
Sprint Corporation	7.88	9-15-2023	90,000	90,338
T-Mobile USA Incorporated	5.25	9-1-2018	10,000	10,350
T-Mobile USA Incorporated	6.38	3-1-2025	20,000	20,540
T-Mobile USA Incorporated	6.46	4-28-2019	5,000	5,163
T-Mobile USA Incorporated	6.50	1-15-2024	5,000	5,219
T-Mobile USA Incorporated	6.54	4-28-2020	5,000	5,275
T-Mobile USA Incorporated	6.63	4-1-2023	5,000	5,191
T-Mobile USA Incorporated	6.63	4-28-2021	5,000	5,275
T-Mobile USA Incorporated	6.73	4-28-2022	15,000	15,806
T-Mobile USA Incorporated	6.84	4-28-2023	25,000	26,438

				590,447

Utilities: 0.39%

Independent Power & Renewable Electricity Producers: 0.39%
Calpine Corporation 144A	6.00	1-15-2022	35,000	37,275
NSG Holdings LLC 144A	7.75	12-15-2025	105,571	115,601
TerraForm Power Operating LLC 144A	5.88	2-1-2023	5,000	5,213

				158,089

Total Corporate Bonds and Notes (Cost $14,478,832)				14,443,782

Foreign Government Bonds @: 12.07%
Brazil (BRL)	10.00	1-1-2017	2,330,000	761,111
Brazil (BRL)	10.00	1-1-2019	1,300,000	410,856
Indonesia (IDR)	7.38	9-15-2016	2,000,000,000	154,669
Indonesia (IDR)	7.88	4-15-2019	10,200,000,000	793,967
Mexico (MXN)	4.75	6-14-2018	11,800,000	769,094
Republic of South Africa (ZAR)	7.75	2-28-2023	6,350,000	533,034
Republic of South Africa (ZAR)	8.00	12-21-2018	4,850,000	417,476
Romania (RON)	4.75	6-24-2019	2,430,000	675,568
Romania (RON)	6.00	4-30-2016	1,470,000	389,655

Total Foreign Government Bonds (Cost $5,514,980)				4,905,430

Loans: 20.87%

Consumer Discretionary: 5.41%

Auto Components: 1.19%
Allison Transmission Incorporated ±	3.50	8-23-2019	151,474	152,270
Federal Mogul Corporation ±	4.75	4-15-2021	332,488	331,952

				484,222

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Strategic Income Fund	Portfolio of investments—April 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Distributors: 0.77%
Spin Holdco Incorporated ±	4.25%	11-14-2019	$312,633	$312,892

Diversified Consumer Services: 0.08%
CCM Merger Incorporated ±	4.50	8-8-2021	33,127	33,334

Hotels, Restaurants & Leisure: 0.41%
Belmond Interfin Limited ±	4.00	3-21-2021	103,950	104,124
Dave & Buster’s Incorporated ±	4.25	7-25-2020	28,396	28,556
Hilton Worldwide Finance LLC ±	3.50	10-26-2020	20,583	20,653
TGI Friday’s Incorporated ±	5.25	7-15-2020	13,069	13,086

				166,419

Leisure Products: 0.06%
AMF Bowling Centers Incorporated ±	7.25	9-18-2021	24,937	25,062

Media: 1.45%
Advantage Sales & Marketing LLC ±	4.25	7-25-2021	44,775	44,909
CBS Outdoor Americas Capital LLC ±	3.00	1-31-2021	65,000	64,908
EMI Music Publishing ±	3.75	6-29-2018	55,675	55,753
Hubbard Broadcasting Incorporated ±	4.50	4-29-2019	38,269	38,317
Learfield Communications Incorporated ±	4.50	10-9-2020	153,515	154,571
Live Nation Entertainment Incorporated ±	3.50	8-17-2020	148,492	148,926
Regal Cinemas Corporation ±	3.75	4-1-2022	25,000	25,112
Salem Communications Corporation ±	4.50	3-16-2020	27,400	27,412
TWCC Holdings Corporation ±	3.50	2-11-2017	29,402	29,112

				589,020

Multiline Retail: 0.41%
Doosan Infracore International Incorporated ±	4.50	5-27-2021	123,603	124,608
New Albertson’s Incorporated ±	4.75	6-27-2021	39,800	39,933

				164,541

Specialty Retail: 1.04%
Focus Brands Incorporated ±	4.25	2-21-2018	162,830	163,196
Pep Boys-Manny, Moe & Jack ±	4.25	10-11-2018	195,500	195,744
Rent-A-Center Incorporated ±	3.75	3-19-2021	64,275	64,115

				423,055

Consumer Staples: 0.24%

Food & Staples Retailing: 0.23%
Albertson’s Holdings LLC ±	5.38	3-21-2019	17,949	18,088
Albertson’s Holdings LLC ±	5.50	8-25-2021	66,112	66,782
Stater Brothers Markets ±	4.75	5-12-2021	9,786	9,798

				94,668

Food Products: 0.01%
Darling Ingredients Incorporated ±	3.25	1-3-2021	4,950	4,944

Energy: 0.09%

Energy Equipment & Services: 0.05%
ExGen Renewables I LLC ±	5.25	2-14-2021	17,849	18,028
Tallgrass Operations LLC ±	4.25	11-13-2018	4,376	4,349

				22,377

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2015 (unaudited)	Wells Fargo Advantage Strategic Income Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels: 0.04%
Western Refining Incorporated ±	4.25%	11-12-2020	$14,962	$15,000

Financials: 1.65%

Diversified Financial Services: 0.32%
American Beacon Advisors Incorporated ±<%%	0.00	4-30-2022	10,000	10,100
Ipreo Holdings LLC ±	4.00	8-6-2021	69,650	69,546
TMFS Holdings LLC ±	5.50	7-30-2021	49,750	49,501

				129,147

Insurance: 0.72%
Hub International Limited ±	4.00	10-2-2020	252,450	251,662
USI Incorporated ±	4.25	12-27-2019	39,524	39,507

				291,169

Real Estate Management & Development: 0.31%
Capital Automotive LP ±	4.00	4-10-2019	125,591	126,180

REITs: 0.30%
Crown Castle Operating Company ±	3.00	1-31-2021	84,810	84,839
The Geo Group Incorporated ±	3.25	4-3-2020	37,578	37,516

				122,355

Health Care: 2.19%

Health Care Equipment & Supplies: 0.40%
Accellent Incorporated ±	4.50	3-12-2021	94,237	94,443
Ortho-Clinical Diagnostics Incorporated ±	4.75	6-30-2021	69,475	69,232

				163,675

Health Care Providers & Services: 1.01%
Acadia Healthcare Company Incorporated ±	4.25	2-11-2022	19,950	20,158
Capella Healthcare Incorporated ±	5.25	12-31-2021	24,938	25,062
Community Health Systems Incorporated ±	4.25	1-27-2021	107,713	108,351
MPH Acquisition Holdings LLC ±	3.75	3-31-2021	175,149	175,002
Surgery Center Holdings Incorporated ±	5.25	11-3-2020	49,875	50,249
Surgical Care Affiliates LLC ±	4.25	3-17-2022	20,000	20,048
United Surgical Partners International Incorporated ±	4.75	4-3-2019	9,800	9,800

				408,670

Health Care Technology: 0.22%
IMS Health Incorporated ±	3.50	3-17-2021	54,450	54,423
MedAssets Incorporated ±	4.00	12-12-2019	36,412	36,367

				90,790

Pharmaceuticals: 0.56%
Par Pharmaceutical Companies Incorporated ±	4.25	9-30-2019	14,963	14,998
Valeant Pharmaceuticals International Incorporated ±	3.50	12-11-2019	170,559	171,009
Valeant Pharmaceuticals International Incorporated ±	3.50	8-5-2020	7,962	7,984
Valeant Pharmaceuticals International Incorporated ±	4.00	4-1-2022	35,000	35,227

				229,218

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Strategic Income Fund	Portfolio of investments—April 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Industrials: 3.73%

Aerospace & Defense: 0.73%
TransDigm Incorporated ±	3.75%	2-28-2020	$296,962	$297,672

Commercial Services & Supplies: 1.72%
Access CIG LLC ±<%%	6.00	10-17-2021	24,950	25,044
ADS Waste Holdings Incorporated ±	3.75	10-9-2019	59,846	59,666
Anchor Glass Container Corporation ±	4.25	6-30-2021	62,313	62,609
Gates Global LLC ±	4.25	7-3-2021	74,625	74,625
Interactive Data Corporation ±	4.75	5-2-2021	148,875	149,759
KAR Auction Services Incorporated ±	3.50	3-7-2021	136,423	136,423
Sedgwick Claims Management Services Incorporated ±	3.75	3-1-2021	74,437	73,945
WASH Multifamily Laundry Systems LLC ±	4.50	2-21-2019	118,491	118,343

				700,414

Construction & Engineering: 0.20%
Mannington Mills Incorporated ±	4.75	10-1-2021	44,775	44,980
USIC Holdings Incorporated ±	4.00	7-10-2020	34,623	34,515

				79,495

Electrical Equipment: 0.01%
Nusil Technology LLC ±	5.25	4-7-2017	4,850	4,815

Machinery: 0.32%
Alliance Laundry Systems LLC ±	4.25	12-10-2018	72,179	72,360
Onex Wizard Acquisition Company ±	5.25	3-13-2022	45,000	45,487
Rexnord LLC ±	4.00	8-21-2020	9,975	10,005

				127,852

Transportation Infrastructure: 0.75%
HGIM Corporation ±	5.50	6-18-2020	217,269	170,324
OSG Bulk Ships Incorporated ±	5.25	8-5-2019	14,888	14,925
OSG International Incorporated ±	5.75	8-5-2019	119,100	119,844

				305,093

Information Technology: 4.01%

Internet Software & Services: 0.69%
Applied Systems Incorporated ±	4.27	1-25-2021	99,023	99,235
CCC Information Services Incorporated ±	4.00	12-20-2019	59,435	59,509
Vertafore Incorporated ±	4.25	10-3-2019	73,340	73,508
Vertafore Incorporated ±	9.75	10-29-2017	10,000	10,053
Zayo Group LLC ±	4.00	7-2-2019	39,745	39,745

				282,050

IT Services: 1.00%
First Data Corporation ±	3.68	3-24-2018	55,000	55,103
First Data Corporation ±	3.68	9-24-2018	350,000	350,438

				405,541

Semiconductors & Semiconductor Equipment: 0.06%
Freescale Semiconductor Incorporated ±	4.25	3-1-2020	24,937	25,030

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2015 (unaudited)	Wells Fargo Advantage Strategic Income Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Software: 1.32%
BMC Software Finance Incorporated ±	5.00%	9-10-2020	$133,628	$131,389
Emdeon Business Services LLC ±	3.75	11-2-2018	247,440	248,111
Sophia LP ±	4.00	7-19-2018	157,560	157,993

				537,493

Technology Hardware, Storage & Peripherals: 0.94%
CDW LLC ±	3.25	4-29-2020	58,800	58,720
Dell Incorporated ±	4.50	4-29-2020	267,244	268,185
Peak 10 Incorporated ±	5.00	6-17-2021	4,963	4,973
Peak 10 Incorporated ±	8.25	6-17-2022	10,000	9,717
Riverbed Technology Incorporated ±<%%	0.00	4-24-2022	40,000	40,420

				382,015

Materials: 0.09%

Containers & Packaging: 0.09%
Ardagh Holdings USA Incorporated ±	4.00	12-17-2019	24,750	24,855
Crown Americas LLC ±	5.50	10-22-2021	9,975	9,973

				34,828

Telecommunication Services: 2.52%

Diversified Telecommunication Services: 1.36%
Avaya Incorporated ±	4.68	10-26-2017	24,926	24,807
Intelsat Jackson Holdings SA ±	3.75	6-30-2019	240,332	240,032
Level 3 Financing Incorporated ±	4.00	8-1-2019	288,205	288,744

				553,583

Wireless Telecommunication Services: 1.16%
LTS Buyer LLC ±	4.00	4-11-2020	39,597	39,548
SBA Communications Corporation ±	3.25	3-24-2021	198,500	198,335
Syniverse Holdings Incorporated ±	4.00	4-23-2019	242,380	233,216

				471,099

Utilities: 0.94%

Electric Utilities: 0.84%
Granite Acquisition Incorporated ±	5.00	12-19-2021	49,880	50,503
Green Energy Partners ±	6.50	11-13-2021	45,000	45,375
Texas Competitive Electric Holdings Company LLC ±(s)	4.66	10-10-2015	400,000	244,224

				340,102

Independent Power & Renewable Electricity Producers: 0.10%
Calpine Corporation ±<%%	0.00	10-9-2019	40,000	40,167

Total Loans (Cost $8,679,613)				8,483,987

Municipal Obligations: 1.34%

Idaho: 0.22%
Idaho Housing & Finance Association Legacy Public Charter School (Education Revenue)	7.00	5-1-2017	90,000	90,066

Illinois: 0.50%
Chicago IL Refunding Taxable Project Series E (GO)	6.05	1-1-2029	200,000	200,720

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Strategic Income Fund	Portfolio of investments—April 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Texas: 0.62%
North Texas Tollway Authority Build America Bonds Sub Lien Series B-2 (Transportation Revenue)	8.91%	2-1-2030	$210,000	$252,092

Total Municipal Obligations (Cost $547,953)				542,878

Non-Agency Mortgage-Backed Securities: 9.87%
ACAS CLO Limited Trust Series 2015-1A Class B %%(a)144A±	2.28	4-18-2027	500,000	500,000
Americold LLC Trust Series 2010-ART Class B 144A	6.03	1-14-2029	200,000	228,664
Banc of America Merrill Lynch Trust Series 2014-ICTS Class D ±144A	2.08	6-15-2028	230,000	229,127
BB-UBS Trust Series 2012-TFT Class C ±144A	3.58	6-5-2030	150,000	146,232
Commercial Mortgage Trust Series 2012-LC4 Class B ±	4.93	12-10-2044	175,000	195,797
DB Master Finance LLC Dunkin Trust Series 2015-1A Class A2II 144A	3.98	2-20-2045	400,000	409,861
GS Mortgage Securities Trust Series 2012 Class B 144A	3.41	12-10-2030	250,000	256,446
GS Mortgage Securities Trust Series 2014-GC24 Class D ±144A	4.66	9-10-2047	500,000	458,750
JPMBB Commercial Mortgage Securities Trust Series 2014-C19 Class D ±144A	4.83	4-15-2047	493,000	464,410
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C5 Class B ±144A	5.50	8-15-2046	250,000	285,587
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-LC9 Class D ±144A	4.57	12-15-2047	329,000	340,165
Morgan Stanley Capital I Trust Series 2007-HQ11 Class AM ±	5.48	2-12-2044	25,000	26,595
Morgan Stanley Trust Series 2012-C5 Class B ±	4.44	8-15-2045	250,000	270,829
Winwater Mortgage Loan Trust Series 2014-1 Class A4 ±144A	3.50	6-20-2044	196,108	200,544

Total Non-Agency Mortgage-Backed Securities (Cost $3,992,776)				4,013,007

Yankee Corporate Bonds and Notes: 4.10%

Energy: 0.74%

Energy Equipment & Services: 0.25%
Ensco plc	5.20	3-15-2025	100,000	103,123

Oil, Gas & Consumable Fuels: 0.49%
Noble Holdings International Limited Corporation	5.95	4-1-2025	200,000	196,741

Financials: 1.21%

Banks: 1.21%
BPCE SA 144A	5.15	7-21-2024	230,000	241,678
Credit Agricole SA 144A	4.38	3-17-2025	200,000	197,826
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	50,000	51,250

				490,754

Health Care: 0.65%

Pharmaceuticals: 0.65%
Actavis Funding SCS	3.45	3-15-2022	200,000	203,302
Mallinckrodt plc 144A	4.88	4-15-2020	5,000	5,081
Mallinckrodt plc 144A	5.50	4-15-2025	5,000	5,100
Valeant Pharmaceuticals International Incorporated 144A	5.88	5-15-2023	10,000	10,238
Valeant Pharmaceuticals International Incorporated 144A	6.13	4-15-2025	5,000	5,175
Valeant Pharmaceuticals International Incorporated 144A	6.75	8-15-2018	10,000	10,588
Valeant Pharmaceuticals International Incorporated 144A	7.50	7-15-2021	25,000	27,094

				266,578

Industrials: 0.21%

Aerospace & Defense: 0.01%
Bombardier Incorporated 144A	7.50	3-15-2025	5,000	4,956

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2015 (unaudited)	Wells Fargo Advantage Strategic Income Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Commercial Services & Supplies: 0.07%
GFL Environmental Incorporated 144A	7.88%	4-1-2020	$25,000	$25,438

Machinery: 0.13%
Sensata Technologies BV 144A	5.00	10-1-2025	5,000	5,150
Sensata Technologies BV 144A	5.63	11-1-2024	45,000	48,038

				53,188

Information Technology: 0.44%

Technology Hardware, Storage & Peripherals: 0.44%
Seagate HDD (Cayman) 144A	4.75	1-1-2025	175,000	179,551

Materials: 0.04%

Metals & Mining: 0.04%
FMG Resources (August 2006) Proprietary Limited 144A	6.88	4-1-2022	20,000	15,025

Telecommunication Services: 0.51%

Diversified Telecommunication Services: 0.51%
Intelsat Jackson Holdings SA	5.50	8-1-2023	125,000	117,656
Intelsat Luxembourg SA	7.75	6-1-2021	5,000	4,600
Intelsat Luxembourg SA	8.13	6-1-2023	85,000	76,659
Virgin Media Finance plc 144A	5.38	4-15-2021	4,500	4,708
Virgin Media Finance plc 144A	6.38	4-15-2023	5,000	5,263

				208,886

Utilities: 0.30%

Electric Utilities: 0.30%
Comision Federal de Electricidad 144A	4.88	1-15-2024	115,000	123,855

Total Yankee Corporate Bonds and Notes (Cost $1,660,100)				1,668,095

	Yield		Shares
Short-Term Investments: 8.78%

Investment Companies: 8.26%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.11		3,360,191	3,360,191

			Principal
U.S. Treasury Securities: 0.52%
U.S. Treasury Bill #(z)	0.00	6-18-2015	$210,000	210,003

Total Short-Term Investments (Cost $3,570,181)				3,570,194

Total investments in securities (Cost $41,769,411) *	100.73%	40,953,872
Other assets and liabilities, net	(0.73)	(294,960)

Total net assets	100.00%	$40,658,912

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Strategic Income Fund	Portfolio of investments—April 30, 2015 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

@	Foreign bond principal is denominated in the local currency of the issuer.

<	All or a portion of the position represents an unfunded loan commitment.

%%	The security is issued on a when-issued basis.

(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities and unfunded loans.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

*	Cost for federal income tax purposes is $42,051,071 and unrealized gains (losses) consists of:

Gross unrealized gains	$294,250
Gross unrealized losses	(1,391,449)

Net unrealized losses	$(1,097,199)

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—April 30, 2015 (unaudited)	Wells Fargo Advantage Strategic Income Fund	21

Assets
Investments
In unaffiliated securities, at value (cost $38,409,220)	$37,593,681
In affiliated securities, at value (cost $3,360,191)	3,360,191

Total investments, at value (cost $41,769,411)	40,953,872
Foreign currency, at value (cost $28,768)	27,885
Receivable for investments sold	112,080
Receivable for interest	428,334
Receivable for daily variation margin on open futures contracts	20,219
Unrealized gains on forward foreign currency contracts	29,815
Prepaid expenses and other assets	38,744

Total assets	41,610,949

Liabilities
Payable for investments purchased	594,638
Payable for Fund shares redeemed	39,624
Unrealized losses on forward foreign currency contracts	291,556
Advisory fee payable	328
Distribution fee payable	469
Administration fees payable	4,474
Accrued expenses and other liabilities	20,948

Total liabilities	952,037

Total net assets	$40,658,912

NET ASSETS CONSIST OF
Paid-in capital	$42,562,039
Overdistributed net investment income	(118,302)
Accumulated net realized losses on investments	(557,736)
Net unrealized losses on investments	(1,227,089)

Total net assets	$40,658,912

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$982,708
Shares outstanding – Class A1	103,752
Net asset value per share – Class A	$9.47
Maximum offering price per share – Class A2	$9.92
Net assets – Class C	$708,763
Shares outstanding – Class C1	74,838
Net asset value per share – Class C	$9.47
Net assets – Administrator Class	$514,017
Shares outstanding – Administrator Class[1]	54,116
Net asset value per share – Administrator Class	$9.50
Net assets – Institutional Class	$38,453,424
Shares outstanding – Institutional Class[1]	4,060,644
Net asset value per share – Institutional Class	$9.47

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Strategic Income Fund	Statement of operations—six months ended April 30, 2015 (unaudited)

Investment income
Interest (net of foreign interest withholding taxes of $1,765)	$937,084
Income from affiliated securities	642
Securities lending income, net	171

Total investment income	937,897

Expenses
Advisory fee	94,681
Administration fees
Fund level	9,966
Class A	711
Class C	605
Administrator Class	266
Institutional Class	15,076
Shareholder servicing fees
Class A	1,112
Class C	945
Administrator Class	664
Distribution fee
Class C	2,836
Custody and accounting fees	15,737
Professional fees	25,592
Registration fees	27,445
Shareholder report expenses	7,198
Trustees’ fees and expenses	7,645
Other fees and expenses	3,774

Total expenses	214,253
Less: Fee waivers and/or expense reimbursements	(88,953)

Net expenses	125,300

Net investment income	812,597

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(888,739)
Futures transactions	(431,020)
Forward foreign currency contract transactions	1,152,303

Net realized losses on investments	(167,456)

Net change in unrealized gains (losses) on:
Unaffiliated securities	(99,366)
Futures transactions	(33,682)
Forward foreign currency contract transactions	(448,674)

Net change in unrealized gains (losses) on investments	(581,722)

Net realized and unrealized gains (losses) on investments	(749,178)

Net increase in net assets resulting from operations	$63,419

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Strategic Income Fund	23

	Six months ended April 30, 2015 (unaudited)		Year ended October 31, 2014

Operations
Net investment income		$812,597		$1,331,266
Net realized losses on investments		(167,456)		(982,908)
Net change in unrealized gains (losses) on investments		(581,722)		537,097

Net increase in net assets resulting from operations		63,419		885,455

Distributions to shareholders from
Net investment income
Class A		(23,750)		(15,762)
Class C		(16,606)		(13,400)
Administrator Class		(13,803)		(13,793)
Institutional Class		(1,041,437)		(852,736)

Total distributions to shareholders		(1,095,596)		(895,691)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	36,061	344,528	22,517	217,023
Class C	2,587	24,655	46,130	444,536
Administrator Class	0	0	4,115	40,000
Institutional Class	2,898	26,962	1,475,076	14,500,000

		396,145		15,201,559

Reinvestment of distributions
Class A	2,260	21,553	1,619	15,592
Class C	1,740	16,606	1,394	13,400
Administrator Class	1,443	13,803	1,431	13,793
Institutional Class	109,213	1,041,437	88,370	852,736

		1,093,399		895,521

Payment for shares redeemed
Class A	(8,005)	(75,939)	(4,382)	(42,882)
Class C	(15,520)	(148,738)	(15,103)	(147,854)
Administrator Class	(4,192)	(39,997)	0	0
Institutional Class	(31,505)	(300,242)	0	0

		(564,916)		(190,736)

Net increase in net assets resulting from capital share transactions		924,628		15,906,344

Total increase (decrease) in net assets		(107,549)		15,896,108

Net assets
Beginning of period		40,766,461		24,870,353

End of period		$40,658,912		$40,766,461

Undistributed (overdistributed) net investment income		$(118,302)		$164,697

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Strategic Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2015 (unaudited)	Year ended October 31
CLASS A		2014	2013[1]
Net asset value, beginning of period	$9.72	$9.66	$10.00
Net investment income	0.16	0.37	0.27
Net realized and unrealized gains (losses) on investments	(0.17)	(0.05)	(0.36)

Total from investment operations	(0.01)	0.32	(0.09)
Distributions to shareholders from
Net investment income	(0.24)	(0.26)	(0.25)
Net asset value, end of period	$9.47	$9.72	$9.66
Total return[2]	(0.05)%	3.36%	(0.89)%
Ratios to average net assets (annualized)
Gross expenses	1.38%	1.51%	1.85%
Net expenses	0.90%	0.90%	0.90%
Net investment income	3.81%	4.02%	3.76%
Supplemental data
Portfolio turnover rate	33%	51%	39%
Net assets, end of period (000s omitted)	$983	$714	$518

[1]	For the period from January 31, 2013 (commencement of class operations) to October 31, 2013

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Strategic Income Fund	25

(For a share outstanding throughout each period)

	Six months ended April 30, 2015 (unaudited)	Year ended October 31
CLASS C		2014	2013[1]
Net asset value, beginning of period	$9.71	$9.65	$10.00
Net investment income	0.15	0.31	0.21
Net realized and unrealized gains (losses) on investments	(0.18)	(0.06)	(0.37)

Total from investment operations	(0.03)	0.25	(0.16)
Distributions to shareholders from
Net investment income	(0.21)	(0.19)	(0.19)
Net asset value, end of period	$9.47	$9.71	$9.65
Total return[2]	(0.35)%	2.61%	(1.51)%
Ratios to average net assets (annualized)
Gross expenses	2.12%	2.25%	2.60%
Net expenses	1.65%	1.65%	1.65%
Net investment income	3.05%	3.25%	3.01%
Supplemental data
Portfolio turnover rate	33%	51%	39%
Net assets, end of period (000s omitted)	$709	$835	$518

[1]	For the period from January 31, 2013 (commencement of class operations) to October 31, 2013

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Strategic Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2015 (unaudited)	Year ended October 31
ADMINISTRATOR CLASS		2014	2013[1]
Net asset value, beginning of period	$9.74	$9.66	$10.00
Net investment income	0.19	0.39	0.28
Net realized and unrealized gains (losses) on investments	(0.18)	(0.05)	(0.37)

Total from investment operations	0.01	0.34	(0.09)
Distributions to shareholders from
Net investment income	(0.25)	(0.26)	(0.25)
Net asset value, end of period	$9.50	$9.74	$9.66
Total return[2]	0.07%	3.63%	(0.85)%
Ratios to average net assets (annualized)
Gross expenses	1.31%	1.46%	1.79%
Net expenses	0.75%	0.75%	0.75%
Net investment income	3.95%	4.18%	3.90%
Supplemental data
Portfolio turnover rate	33%	51%	39%
Net assets, end of period (000s omitted)	$514	$554	$496

[1]	For the period from January 31, 2013 (commencement of class operations) to October 31, 2013

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Strategic Income Fund	27

(For a share outstanding throughout each period)

	Six months ended April 30, 2015 (unaudited)	Year ended October 31
INSTITUTIONAL CLASS		2014	2013[1]
Net asset value, beginning of period	$9.71	$9.66	$10.00
Net investment income	0.19	0.41 [2]	0.29
Net realized and unrealized gains (losses) on investments	(0.17)	(0.07)	(0.36)

Total from investment operations	0.02	0.34	(0.07)
Distributions to shareholders from
Net investment income	(0.26)	(0.29)	(0.27)
Net asset value, end of period	$9.47	$9.71	$9.66
Total return[3]	0.21%	3.60%	(0.66)%
Ratios to average net assets (annualized)
Gross expenses	1.04%	1.14%	1.52%
Net expenses	0.60%	0.60%	0.60%
Net investment income	4.11%	4.25%	4.05%
Supplemental data
Portfolio turnover rate	33%	51%	39%
Net assets, end of period (000s omitted)	$38,453	$38,664	$23,338

[1]	For the period from January 31, 2013 (commencement of class operations) to October 31, 2013

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Strategic Income Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage Strategic Income Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates

Notes to financial statements (unaudited)	Wells Fargo Advantage Strategic Income Fund	29

and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The

30	Wells Fargo Advantage Strategic Income Fund	Notes to financial statements (unaudited)

primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of October 31, 2014, the Fund had capital loss carryforwards which consisted of $207,810 in short-term capital losses and $200,021 in long-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Advantage Strategic Income Fund	31

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$1,110,690	$0	$1,110,690

Asset-backed securities	0	2,215,809	0	2,215,809

Corporate bonds and notes	0	14,443,782	0	14,443,782

Foreign government bonds	0	4,905,430	0	4,905,430

Loans	0	7,533,102	950,885	8,483,987

Municipal obligations	0	542,878	0	542,878

Non-agency mortgage-backed securities	0	4,013,007	0	4,013,007

Yankee corporate bonds and notes	0	1,668,095	0	1,668,095

Short-term investments
Investment companies	3,360,191	0	0	3,360,191
U.S. Treasury securities	210,003	0	0	210,003
	3,570,194	36,432,793	950,885	40,953,872

Forward foreign currency contracts	0	29,815	0	29,815

Futures contracts	20,219	0	0	20,219
Total assets	$3,590,413	$36,462,608	$950,885	$41,003,906
Liabilities
Forward foreign currency contracts	$0	$291,556	$0	$291,556
Total liabilities	$0	$291,556	$0	$291,556

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2015, the Fund did not have any transfers into/out of Level 1 or Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Loans
Balance as of October 31, 2014	$1,127,246
Accrued discounts (premiums)	(182)
Realized gains (losses)	555
Change in unrealized gains (losses)	12,571
Purchases	64,625
Sales	(184,864)
Transfers into Level 3	367,795
Transfers out of Level 3	(436,861)
Balance as of April 30, 2015	$950,885
Change in unrealized gains (losses) relating to securities still held at April 30, 2015	$7,473

The investment type categorized above was valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

32	Wells Fargo Advantage Strategic Income Fund	Notes to financial statements (unaudited)

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadvisers, who are responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.475% and declining to 0.375% as the average daily net assets of the Fund increase. For the six months ended April 30, 2015, the advisory fee was equivalent to an annual rate of 0.475% of the Fund’s average daily net assets.

Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is a subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.30% and declining to 0.15% as the average daily net assets of the Fund increase. First International Advisors, LLC, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is also a subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 29, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.90% for Class A shares, 1.65% for Class C shares, 0.75% for Administrator Class shares, and 0.60% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended April 30, 2015, Funds Distributor received $14 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Notes to financial statements (unaudited)	Wells Fargo Advantage Strategic Income Fund	33

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2015 were $13,042,772 and $12,570,524, respectively.

As of April 30, 2015, the Fund had unfunded term loan commitments of $94,638.

6. DERIVATIVE TRANSACTIONS

During the six months ended April 30, 2015, the Fund entered into futures contracts to manage duration exposure.

At April 30, 2015, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at April 30, 2015	Unrealized gains (losses)
6-19-2015	JPMorgan	119 Short	10-Year U.S. Treasury Notes	$15,276,625	$(126,945)
6-19-2015	JPMorgan	5 Short	U.S. Treasury Bonds	822,500	5,624
6-30-2015	JPMorgan	22 Short	5-Year U.S. Treasury Notes	2,642,922	(24,620)

The Fund had an average notional amount of $17,770,486 in short futures contracts during the six months ended April 30, 2015.

During the six months ended April 30, 2015, the Fund entered into forward foreign currency contracts for economic hedging purposes.

At April 30, 2015, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive	U.S. value at April 30, 2015	In exchange for U.S. $	Unrealized gains
6-16-2015	State Street Bank	700,000 GBP	$1,074,182	$1,044,367	$29,815

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at April 30, 2015	In exchange for U.S. $	Unrealized losses
6-16-2015	State Street Bank	200,000 EUR	$224,693	$210,773	$(13,920)
6-16-2015	State Street Bank	1,000,000 GBP	1,534,546	1,498,190	(36,356)
6-16-2015	State Street Bank	3,850,000 EUR	4,325,333	4,087,437	(237,896)
6-16-2015	State Street Bank	90,000 EUR	101,111	97,727	(3,384)

The Fund had average contract amounts of $1,583,533 and $7,138,944 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the six months ended April 30, 2015.

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of April 30, 2015 was as follows for the Fund:

	Asset derivatives			Liability derivatives
	Statement of Assets and Liabilities location	Fair value		Statement of Assets and Liabilities location	Fair value
Interest rate contracts	Receivable for daily variation margin on open futures contracts	$20,219	*	Payable for daily variation margin on open futures contracts	$0
Forward foreign currency contracts	Unrealized gains on forward foreign currency contracts	29,815		Unrealized losses on forward foreign currency contracts	291,556
		$50,034			$291,556

*	Only the current day’s variation margin as of April 30, 2015 is reported separately on the Statement of Assets and Liabilities.

34	Wells Fargo Advantage Strategic Income Fund	Notes to financial statements (unaudited)

The effect of derivative instruments on the Statement of Operations for the six months ended April 30, 2015 was as follows for the Fund:

	Amount of realized gains (losses) on derivatives		Change in unrealized gains (losses) on derivatives
	Futures contracts	Forward currency contracts	Futures contracts	Forward currency contracts
Interest rate contracts	$(431,020)	$0	$(33,682)	$0
Forward foreign currency contracts	0	1,152,303	0	(448,674)
	$(431,020)	$1,152,303	$(33,682)	$(448,674)

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Futures – variation margin	JPMorgan	$20,219	$0	$0	$20,219
Forward foreign currency contracts	State Street Bank	29,815*	(29,815)	0	0
*	Amount represents net unrealized gains.

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged	Net amount of liabilities
Forward foreign currency contracts	State Street Bank	$291,556**	$(29,815)	$0	$261,741
**	Amount represents net realized losses.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended April 30, 2015, the Fund paid $37 in commitment fees.

For the six months ended April 30, 2015, there were no borrowings by the Fund under the agreement.

Notes to financial statements (unaudited)	Wells Fargo Advantage Strategic Income Fund	35

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

36	Wells Fargo Advantage Strategic Income Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Strategic Income Fund	37

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

38	Wells Fargo Advantage Strategic Income Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Strategic Income Fund	39

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PIK	— Payment-in-kind
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian leu
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

233649 06-15 SA263/SAR263 04-15

Wells Fargo Advantage Asia Pacific Fund

Semi-Annual Report

April 30, 2015

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The views expressed and any forward-looking statements are as of April 30, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Asia Pacific Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

A worldwide trend toward looser monetary policy tended to support stock and bond markets in both developed and emerging economies.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Asia Pacific Fund for the six-month period that ended April 30, 2015. The period was marked by low global interest rates as major central banks initiated or increased their quantitative easing programs, supporting stock markets worldwide. Asian markets ended the reporting period with a 9.15% gain, as measured by the MSCI All Country Asia Pacific Index (Net)1, supported by strength in China and Japan.

Major central banks continued to provide liquidity to the markets.

A worldwide trend toward looser monetary policy tended to support stock and bond markets in both developed and emerging economies. Throughout the reporting period, the Federal Open Market Committee (FOMC), which is the U.S. Federal Reserve’s (Fed’s) monetary policymaking body, kept its key interest rate effectively at zero. Even though the FOMC ended its bond-buying program in October 2014 and guided investors to expect an interest-rate hike in mid- to late 2015, the Fed remained accommodative. Likewise, the European Central Bank maintained a variety of measures aimed at encouraging lending, including making funds available to banks at low interest rates and imposing a negative interest rate on bank deposits held at the central bank.

In China, the People’s Bank of China (PBOC) cut its benchmark interest rate twice during the reporting period in order to support a slowing economy. The PBOC also twice lowered the reserve requirement ratio, which mandates the amount that banks must set aside in reserves, in an attempt to encourage bank lending and support economic growth. In Japan, the Bank of Japan (BOJ) also maintained an aggressive monetary program aimed at combating deflation. Later in the period, the BOJ widened its program by purchasing Japanese stocks as well as bonds.

China and Japan both appreciated.

In China, government data showed a slowdown in fixed-asset investment, which includes property investment, and modest growth in manufacturing and housing sales. However, China’s growth rates still contrasted favorably with stagnant growth in most developed economies. Chinese markets also benefited from the Shanghai-Hong Kong Stock Connect program, launched in November 2014, which made it easier for mainland investors to purchase stocks on the Hong Kong exchange and for international investors to purchase stocks on the Shanghai exchange. The resulting surge in demand helped the MSCI China Index2 end the period with a 29.61% gain.

Japanese stocks benefited from the country’s improving economic data, which showed signs of recovering from a mid-2014 trough, and a weaker yen that helped encourage Japanese exports. Money managers were also attracted by the

[1]	The Morgan Stanley Capital International (MSCI) All Country Asia Pacific Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of the developed and emerging markets in the Pacific region. The MSCI AC Asia Pacific Index consists of the following 12 developed and emerging markets countries: Australia, China, Hong Kong, Indonesia, Japan, Korea, Malaysia, New Zealand, the Philippines, Singapore, Taiwan, and Thailand. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

[2]	The Morgan Stanley Capital International (MSCI) China Index is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance in China. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Asia Pacific Fund	3

fact that Japanese stocks remained reasonably valued compared with other developed markets stocks, even as large Japanese companies showed a greater willingness to increase dividends and repurchase shares. A quantitative easing program that pushed pension funds into equities also increased demand for Japanese stocks, as did the BOJ purchasing stocks via exchange-traded funds. The MSCI Japan Index3 ended the period with a 12.82% gain.

Among smaller markets, South Korea ended with a modest gain for the period as the stronger U.S. dollar tended to support exporters such as Korea. India’s stock market benefited from lower inflation and signs of improving economic growth, but delays in key reforms caused the Indian market to underperform the benchmark.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Among smaller markets, South Korea ended with a modest gain for the period as the stronger U.S. dollar tended to support exporters such as Korea.

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

[3]	The MSCI Japan Index is a free-float-adjusted market-capitalization-weighted index that is designed to measure the performance of the large and mid cap segments of the Japanese market. You cannot invest directly in an index.

4	Wells Fargo Advantage Asia Pacific Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Anthony L.T. Cragg

Alison Shimada

Average annual total returns1 (%) as of April 30, 2015

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFAAX)	7-31-2007	13.65	8.38	7.64	20.61	9.67	8.27	1.72	1.61
Class C (WFCAX)	7-31-2007	18.77	8.84	7.46	19.77	8.84	7.46	2.47	2.36
Administrator Class (WFADX)	7-30-2010	–	–	–	20.98	9.89	8.38	1.56	1.41
Institutional Class (WFPIX)	7-30-2010	–	–	–	21.09	10.04	8.46	1.29	1.26
Investor Class (SASPX)	12-31-1993	–	–	–	20.56	9.62	8.22	1.78	1.66
MSCI All Country Asia Pacific Index (Net)[4]	–	–	–	–	14.38	6.68	7.00	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to geographic risk and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Asia Pacific Fund	5

Ten largest holdings[5] (%) as of April 30, 2015
Bank of China Limited H Shares	2.91
Industrial & Commercial Bank of China Limited H Shares	2.85
Mitsui Fudosan Company Limited	1.94
Resona Holdings Incorporated	1.90
China Overseas Land & Investment Limited	1.84
Sumitomo Mitsui Trust Holdings Incorporated	1.84
Japan Airlines Company Limited	1.66
China Mobile Limited	1.63
Ping An Insurance (Group) Company of China Limited H Shares	1.40
China Construction Bank Corporation H Shares	1.38

Sector destribution[6] as of April 30, 2015

Country allocation[6] as of April 30, 2015

[1]	Historical performance shown for Class A shares prior to their inception reflects the performance of Investor Class shares, and includes the higher expenses applicable to Investor Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Class C shares prior to their inception reflects the performance of Investor Class shares, and has been adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Administrator and Institutional Class shares prior to their inception reflects the performance of Class A shares, and includes the higher expenses applicable to Class A shares. If these expenses had not been included, returns would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The Adviser has committed through February 29, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.60% for Class A, 2.35% for Class C, 1.40% for Administrator Class, 1.25% for Institutional Class, and 1.65% for Investor Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Morgan Stanley Capital International (MSCI) All Country Asia Pacific Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of the developed and emerging markets in the Pacific region. The MSCI All Country Pacific Index (Net) consists of the following 12 developed and emerging markets countries: Australia, China, Hong Kong, Indonesia, Japan, Korea, Malaysia, New Zealand, the Philippines, Singapore, Taiwan, and Thailand. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These percentages are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Asia Pacific Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2014 to April 30, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11-1-2014	Ending account value 4-30-2015	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,115.96	$8.39	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.86	$8.00	1.60%
Class C
Actual	$1,000.00	$1,111.76	$12.30	2.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.14	$11.73	2.35%
Administrator Class
Actual	$1,000.00	$1,116.93	$7.35	1.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.85	$7.00	1.40%
Institutional Class
Actual	$1,000.00	$1,118.05	$6.56	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.26	1.25%
Investor Class
Actual	$1,000.00	$1,115.16	$8.65	1.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.61	$8.25	1.65%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—April 30, 2015 (unaudited)	Wells Fargo Advantage Asia Pacific Fund	7

Security name	Shares	Value

Common Stocks: 91.38%

Australia: 4.30%
AMP Limited (Financials, Insurance)	348,157	$1,763,580
BHP Billiton Limited (Materials, Metals & Mining)	57,000	1,455,573
Healthscope Limited (Health Care, Health Care Providers & Services)	681,600	1,527,511
Insurance Australia Group Limited (Financials, Insurance)	244,300	1,119,634
Medibank Private Limited (Financials, Insurance) †	511,627	893,271
Rio Tinto Limited (Materials, Metals & Mining)	18,300	824,914
Suncorp Group Limited (Financials, Insurance)	69,300	716,657

		8,301,140

China: 24.02%
Agricultural Bank of China Limited H Shares (Financials, Banks)	1,786,000	1,005,482
Alibaba Group Holding Limited ADR (Information Technology, Internet Software & Services) †	27,900	2,267,991
AviChina Industry & Technology Company Limited H Shares (Industrials, Aerospace & Defense)	1,720,000	1,948,675
Baidu Incorporated ADR (Information Technology, Internet Software & Services) †	8,960	1,794,509
Bank of China Limited H Shares (Financials, Banks)	8,193,000	5,613,868
Beijing Enterprises Water Group Limited (Utilities, Water Utilities)	1,806,000	1,557,567
China Auto Rental Incorporated (Consumer Discretionary, Automobiles) †«	619,000	1,463,048
China BlueChemical Limited H Shares (Materials, Chemicals)	2,262,000	1,007,437
China Cinda Asset Management Company Limited H Shares (Financials, Capital Markets) †	1,814,000	1,076,496
China Construction Bank Corporation H Shares (Financials, Banks)	2,739,000	2,658,842
China Hongqiao Group Limited (Materials, Metals & Mining)	1,130,500	1,052,495
China Longyuan Power Group Corporation H Shares (Utilities, Independent Power & Renewable Electricity Producers)	1,563,000	1,937,014
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	220,500	3,149,465
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	1,624,000	1,532,676
China State Construction International Holdings Limited (Industrials, Construction & Engineering)	666,000	1,283,599
Dalian Wanda Commercial Properties Company Limited H Shares (Financials, Real Estate Management & Development) †	230,600	1,890,862
Huaneng Renewables Corporation Limited H Shares (Utilities, Independent Power & Renewable Electricity Producers)	4,424,000	1,931,515
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	6,336,000	5,496,231
Kingdee International Software Group Company Limited (Information Technology, Software) †«	1,874,000	1,111,872
PetroChina Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	1,412,000	1,821,145
Ping An Insurance (Group) Company of China Limited H Shares (Financials, Insurance)	189,500	2,710,084
Tencent Holdings Limited (Information Technology, Internet Software & Services)	54,500	1,124,818
Tianjin ZhongXin Pharmaceutical Group Corporation Limited Class S (Health Care, Pharmaceuticals)	659,400	923,401

		46,359,092

Hong Kong: 7.03%
China Everbright International Limited (Industrials, Commercial Services & Supplies)	579,000	1,079,693
China Merchants Holdings International Company Limited (Industrials, Transportation Infrastructure)	360,000	1,633,200
China Overseas Land & Investment Limited (Financials, Real Estate Management & Development)	854,000	3,557,234
China Power International Development Limited (Utilities, Independent Power & Renewable Electricity Producers) «	2,327,000	1,500,137
COSCO Pacific Limited (Industrials, Transportation Infrastructure)	992,241	1,556,001
Far East Horizon Limited (Financials, Diversified Financial Services)	2,247,000	2,372,996
GCL-Poly Energy Holdings Limited (Information Technology, Semiconductors & Semiconductor Equipment) †	3,341,000	1,010,425
Orient Overseas International Limited (Industrials, Marine)	139,000	853,110

		13,562,796

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Asia Pacific Fund	Portfolio of investments—April 30, 2015 (unaudited)

Security name	Shares	Value

India: 6.55%
Astra Microwave Products Limited (Information Technology, Communications Equipment)	315,900	$603,385
Coal India Limited (Energy, Oil, Gas & Consumable Fuels)	149,700	852,557
HDFC Bank Limited (Financials, Banks)	66,800	1,040,513
Hindalco Industries Limited (Materials, Metals & Mining)	645,200	1,302,393
Hindustan Zinc Limited (Materials, Metals & Mining)	348,500	928,858
Just Dial Limited (Information Technology, Internet Software & Services)	69,100	1,161,644
Kaveri Seed Company Limited (Consumer Staples, Food Products)	75,083	988,838
Reliance Industries Limited (Energy, Oil, Gas & Consumable Fuels)	64,300	872,082
SKS Microfinance Limited (Financials, Consumer Finance) †	134,500	993,849
State Bank of India (Financials, Banks)	308,900	1,309,316
Suzlon Energy Limited (Industrials, Electrical Equipment) †	3,504,400	1,308,587
Voltas Limited (Industrials, Construction & Engineering)	291,400	1,286,147

		12,648,169

Indonesia: 2.03%
PT Bank Tabungan Negara Persero Tbk (Financials, Banks)	7,384,700	632,720
PT Bekasi Fajar Industrial Estate Tbk (Financials, Real Estate Management & Development)	19,973,600	917,884
PT Blue Bird Tbk (Industrials, Road & Rail) †	1,205,700	760,296
PT Gudang Garam Tbk (Consumer Staples, Tobacco)	197,800	760,220
PT Multipolar Tbk (Consumer Discretionary, Multiline Retail)	13,634,700	844,234

		3,915,354

Japan: 28.27%
ASICS Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	49,100	1,259,920
Avex Group Holdings Incorporated (Consumer Discretionary, Media)	58,000	895,154
Credit Saison Company Limited (Financials, Consumer Finance)	73,900	1,397,439
FANUC Corporation (Industrials, Machinery)	6,500	1,429,757
FUJIFILM Holdings Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	54,800	2,064,152
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	259,000	1,767,132
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	135,700	1,798,542
Japan Airlines Company Limited (Industrials, Airlines)	96,100	3,204,183
Japan Hotel REIT Investment Corporation (Financials, REITs)	2,000	1,473,799
Kawasaki Heavy Industries Limited (Industrials, Machinery)	406,000	2,092,466
Kubota Corporation (Industrials, Machinery)	86,000	1,345,987
M3 Incorporated (Health Care, Health Care Technology)	94,600	1,787,512
Matsumotokiyoshi Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	36,700	1,336,283
Mitsubishi Electric Corporation (Industrials, Electrical Equipment)	137,000	1,789,179
Mitsubishi Heavy Industries Limited (Industrials, Machinery)	161,000	892,056
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	271,600	1,929,541
Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	126,000	3,735,181
Nagoya Railroad Company Limited (Industrials, Road & Rail)	504,000	1,990,788
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	17,100	1,154,677
ORIX Corporation (Financials, Diversified Financial Services)	62,400	959,611
Otsuka Corporation (Information Technology, IT Services)	49,100	2,261,496
Panasonic Corporation (Consumer Discretionary, Household Durables)	139,700	2,001,045
Resona Holdings Incorporated (Financials, Banks)	688,000	3,668,461
Sekisui House Limited (Consumer Discretionary, Household Durables)	93,000	1,441,561
SoftBank Corporation (Telecommunication Services, Wireless Telecommunication Services)	29,600	1,850,305
Sumitomo Metal Mining Company Limited (Materials, Metals & Mining)	87,000	1,275,176
Sumitomo Mitsui Trust Holdings Incorporated (Financials, Banks)	808,000	3,556,766

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2015 (unaudited)	Wells Fargo Advantage Asia Pacific Fund	9

Security name	Shares	Value

Japan (continued)
Toshiba Corporation (Industrials, Industrial Conglomerates)	298,000	$1,193,954
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	31,500	2,192,687
Tsukui Corporation (Health Care, Health Care Providers & Services)	107,500	812,383

		54,557,193

Malaysia: 0.70%
IHH Healthcare Bhd (Health Care, Health Care Providers & Services)	635,000	1,055,510
Malakoff Corporation Bhd (Utilities, Electric Utilities) (a)	591,800	302,090

		1,357,600

New Zealand: 1.56%
Air New Zealand Limited (Industrials, Airlines)	983,900	2,021,949
SKYCITY Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	307,100	983,749

		3,005,698

Philippines: 0.49%
ABS-CBN Holdings Corporation (Consumer Discretionary, Media)	656,550	915,602
Premium Leisure Corporation (Financials, Diversified Financial Services)	906,900	33,122

		948,724

Singapore: 2.95%
Keppel DC REIT (Financials, REITs) †«	2,456,400	1,912,101
Raffles Medical Group Limited (Health Care, Health Care Providers & Services)	313,000	953,287
Singapore Post Limited (Industrials, Air Freight & Logistics)	661,000	953,044
Singapore Technologies Engineering Limited (Industrials, Aerospace & Defense)	322,000	879,051
Super Group Limited (Consumer Staples, Food Products)	881,000	989,761

		5,687,244

South Korea: 7.86%
Daelim Industrial Company Limited (Industrials, Construction & Engineering)	13,300	1,024,272
Hana Financial Group Incorporated (Financials, Banks)	51,790	1,524,484
Hyundai Motor Company (Consumer Discretionary, Automobiles)	5,600	878,870
KB Financial Group Incorporated (Financials, Banks)	39,500	1,506,305
Korea Aerospace Industries Limited (Industrials, Aerospace & Defense)	22,510	1,375,074
Korea Electric Power Corporation (Utilities, Electric Utilities)	35,190	1,530,199
LG Chem Limited (Materials, Chemicals)	7,500	1,894,562
POSCO (Materials, Metals & Mining)	8,200	1,931,621
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	1,963	2,575,169
Suprema Incorporated (Information Technology, Electronic Equipment, Instruments & Components) †	42,600	923,574

		15,164,130

Taiwan: 4.68%
Advanced Semiconductor Engineering Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	718,000	1,018,214
Chicony Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	360,795	1,037,458
China Trust Financial Holding Company Limited (Financials, Banks)	1,323,000	1,029,788
CTCI Corporation (Industrials, Construction & Engineering)	490,000	861,552
King Yuan Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	1,047,000	951,742
Media Tek Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	58,000	745,543

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Asia Pacific Fund	Portfolio of investments—April 30, 2015 (unaudited)

Security name			Shares	Value

Taiwan (continued)
Namchow Chemical Industrial Company Limited (Consumer Staples, Food Products)			496,000	$1,100,190
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)			205,000	986,926
WPG Holdings Company Limited (Information Technology, Electronic Equipment, Instruments & Components)			1,036,000	1,296,122

				9,027,535

Thailand: 0.94%
BTS Group Holdings PCL (Industrials, Road & Rail)			3,185,400	893,825
Dynasty Ceramic PCL (Industrials, Building Products)			225,440	27,629
Intouch Holding PCL (Telecommunication Services, Wireless Telecommunication Services)			380,800	887,716

				1,809,170

Total Common Stocks (Cost $153,684,643)				176,343,845

		Expiration date
Participation Notes: 2.02%

China: 2.02%
HSBC Bank plc (Shanghai International Airport Company Limited Class A) (Industrials, Transportation Infrastructure) †		8-20-2020	223,492	995,965
Standard Chartered Bank (Inner Mongolia Yili Industrial Group Company Limited Class A) (Consumer Staples, Food Products) †		11-5-2015	175,000	1,029,096
Standard Chartered Bank (Kweichow Moutai Company Limited Class A) (Consumer Staples, Beverages) †		4-18-2016	26,000	1,057,722
Standard Chartered Bank (SAIC Motor Corporation Limited Class A) (Consumer Discretionary, Automobiles) †		4-29-2016	187,000	814,342

Total Participation Notes (Cost $3,227,403)				3,897,125

	Dividend yield
Preferred Stocks: 1.11%

South Korea: 1.11%
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment) ±	1.80%		2,100	2,130,852

Total Preferred Stocks (Cost $1,559,325)				2,130,852

	Yield
Short-Term Investments: 4.86%

Investment Companies: 4.86%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.12		2,504,107	2,504,107
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.11		6,875,792	6,875,792

Total Short-Term Investments (Cost $9,379,899)				9,379,899

Total investments in securities (Cost $167,851,270) *	99.37%	191,751,721
Other assets and liabilities, net	0.63	1,221,536

Total net assets	100.00%	$192,973,257

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2015 (unaudited)	Wells Fargo Advantage Asia Pacific Fund	11

†	Non-income-earning security

«	All or a portion of this security is on loan.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $169,291,548 and unrealized gains (losses) consists of:

Gross unrealized gains	$28,180,401
Gross unrealized losses	(5,720,228)

Net unrealized gains	$22,460,173

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Asia Pacific Fund	Statement of assets and liabilities—April 30, 2015 (unaudited)

Assets
Investments
In unaffiliated securities (including $2,325,800 of securities loaned), at value (cost $158,471,371)	$182,371,822
In affiliated securities, at value (cost $9,379,899)	9,379,899

Total investments, at value (cost $167,851,270)	191,751,721
Foreign currency, at value (cost $505,123)	510,704
Receivable for investments sold	4,559,466
Receivable for Fund shares sold	844,774
Receivable for dividends	526,994
Receivable for securities lending income	6,153
Prepaid expenses and other assets	37,198

Total assets	198,237,010

Liabilities
Payable for investments purchased	2,307,100
Payable for Fund shares redeemed	180,948
Payable upon receipt of securities loaned	2,504,107
Advisory fee payable	132,358
Distribution fee payable	1,953
Administration fees payable	53,714
Accrued expenses and other liabilities	83,573

Total liabilities	5,263,753

Total net assets	$192,973,257

NET ASSETS CONSIST OF
Paid-in capital	$280,048,192
Accumulated net investment loss	(1,192,914)
Accumulated net realized losses on investments	(109,789,673)
Net unrealized gains on investments	23,907,652

Total net assets	$192,973,257

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$8,372,271
Shares outstanding – Class A1	623,222
Net asset value per share – Class A	$13.43
Maximum offering price per share – Class A2	$14.25
Net assets – Class C	$3,389,279
Shares outstanding – Class C1	265,351
Net asset value per share – Class C	$12.77
Net assets – Administrator Class	$16,556,005
Shares outstanding – Administrator Class[1]	1,254,472
Net asset value per share – Administrator Class	$13.20
Net assets – Institutional Class	$1,946,291
Shares outstanding – Institutional Class[1]	147,467
Net asset value per share – Institutional Class	$13.20
Net assets – Investor Class	$162,709,411
Shares outstanding – Investor Class[1]	12,296,560
Net asset value per share – Investor Class	$13.23

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended April 30, 2015 (unaudited)	Wells Fargo Advantage Asia Pacific Fund	13

Investment income
Dividends (net of foreign withholding taxes of $134,731)	$1,093,631
Securities lending income, net	18,300
Income from affiliated securities	1,581

Total investment income	1,113,512

Expenses
Advisory fee	817,522
Administration fees
Fund level	43,028
Class A	9,033
Class C	3,441
Administrator Class	6,983
Institutional Class	542
Investor Class	235,508
Shareholder servicing fees
Class A	8,685
Class C	3,309
Administrator Class	16,309
Investor Class	183,991
Distribution fee
Class C	9,927
Custody and accounting fees	69,548
Professional fees	26,005
Registration fees	33,450
Shareholder report expenses	24,466
Trustees’ fees and expenses	6,305
Other fees and expenses	14,497

Total expenses	1,512,549
Less: Fee waivers and/or expense reimbursements	(105,284)

Net expenses	1,407,265

Net investment loss	(293,753)

REALIZED AND UNREALIZED GAINS ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	7,733,790
Forward foreign currency contract transactions	99,765

Net realized gains on investments	7,833,555

Net change in unrealized gains on investments	12,208,731

Net realized and unrealized gains on investments	20,042,286

Net increase in net assets resulting from operations	$19,748,533

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Asia Pacific Fund	Statement of changes in net assets

	Six months ended April 30, 2015 (unaudited)		Year ended October 31, 2014

Operations
Net investment income (loss)		$(293,753)		$1,447,027
Net realized gains on investments		7,833,555		14,500,418
Net change in unrealized gains (losses) on investments		12,208,731		(4,886,948)

Net increase in net assets resulting from operations		19,748,533		11,060,497

Distributions to shareholders from
Net investment income
Class A		(82,320)		(174,427)
Class C		(18,378)		(39,188)
Administrator Class		(197,300)		(357,092)
Institutional Class		(18,960)		(3,952)
Investor Class		(1,661,776)		(4,117,147)

Total distributions to shareholders		(1,978,734)		(4,691,806)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	110,737	1,415,308	213,375	2,569,331
Class C	73,671	880,267	91,389	1,033,884
Administrator Class	288,864	3,548,363	515,591	6,073,555
Institutional Class	110,664	1,343,622	32,247	390,907
Investor Class	1,135,721	14,002,178	2,513,982	29,455,819

		21,189,738		39,523,496

Reinvestment of distributions
Class A	6,243	74,538	14,068	162,768
Class C	1,201	13,666	2,369	26,174
Administrator Class	16,773	196,572	29,465	334,721
Institutional Class	687	8,043	348	3,952
Investor Class	138,609	1,630,057	353,802	4,029,801

		1,922,876		4,557,416

Payment for shares redeemed
Class A	(48,102)	(596,302)	(417,097)	(4,930,591)
Class C	(19,277)	(225,319)	(61,548)	(667,173)
Administrator Class	(215,412)	(2,618,515)	(470,899)	(5,405,459)
Institutional Class	(5,717)	(69,503)	(1,888)	(22,609)
Investor Class	(1,539,311)	(18,748,329)	(4,536,103)	(52,779,516)

		(22,257,968)		(63,805,348)

Net increase (decrease) in net assets resulting from capital share transactions		854,646		(19,724,436)

Total increase (decrease) in net assets		18,624,445		(13,355,745)

Net assets
Beginning of period		174,348,812		187,704,557

End of period		$192,973,257		$174,348,812

Undistributed (accumulated) net investment income (loss)		$(1,192,914)		$1,079,573

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Asia Pacific Fund	15

(For a share outstanding throughout each period)

	Six months ended April 30, 2015 (unaudited)	Year ended October 31					Year ended September 30, 2010
CLASS A		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$12.18	$11.72	$10.19	$9.30	$10.15	$9.77	$8.82
Net investment income (loss)	(0.02)	0.09 [2]	0.12 [2]	0.10 [2]	0.08 [2]	(0.01)[2]	0.04 [2]
Net realized and unrealized gains (losses) on investments	1.41	0.67	1.79	0.79	(0.89)	0.39	1.05

Total from investment operations	1.39	0.76	1.91	0.89	(0.81)	0.38	1.09
Distributions to shareholders from
Net investment income	(0.14)	(0.30)	(0.38)	0.00	(0.04)	0.00	(0.14)
Net asset value, end of period	$13.43	$12.18	$11.72	$10.19	$9.30	$10.15	$9.77
Total return[3]	11.60%	6.61%	19.24%	9.57%	(7.97)%	3.89%	12.58%
Ratios to average net assets (annualized)
Gross expenses	1.71%	1.71%	1.79%	1.86%	1.73%	1.90%	1.90%
Net expenses	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	1.59%
Net investment income (loss)	(0.30)%	0.80%	1.08%	1.04%	0.83%	(0.91)%	0.49%
Supplemental data
Portfolio turnover rate	59%	113%	187%	163%	196%	11%	137%
Net assets, end of period (000s omitted)	$8,372	$6,755	$8,720	$5,699	$31,000	$63,741	$62,700

[1]	For the one month ended October 31, 2010. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2010.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Asia Pacific Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2015 (unaudited)	Year ended October 31					Year ended September 30, 2010
CLASS C		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$11.57	$11.15	$9.73	$8.98	$9.96	$9.59	$8.67
Net investment income (loss)	(0.06)[2]	0.01 [2]	0.05	0.09 [2]	0.01	(0.01)[2]	(0.01)[2]
Net realized and unrealized gains (losses) on investments	1.34	0.63	1.69	0.69	(0.86)	0.38	1.03

Total from investment operations	1.28	0.64	1.74	0.78	(0.85)	0.37	1.02
Distributions to shareholders from
Net investment income	(0.08)	(0.22)	(0.32)	(0.03)	(0.13)	0.00	(0.10)
Net asset value, end of period	$12.77	$11.57	$11.15	$9.73	$8.98	$9.96	$9.59
Total return[3]	11.18%	5.76%	18.44%	8.78%	(8.67)%	3.86%	11.84%
Ratios to average net assets (annualized)
Gross expenses	2.46%	2.46%	2.54%	2.62%	2.48%	2.65%	2.65%
Net expenses	2.35%	2.35%	2.35%	2.35%	2.35%	2.35%	2.34%
Net investment income (loss)	(1.02)%	0.12%	0.37%	0.92%	0.18%	(1.66)%	(0.13)%
Supplemental data
Portfolio turnover rate	59%	113%	187%	163%	196%	11%	137%
Net assets, end of period (000s omitted)	$3,389	$2,427	$1,980	$1,673	$1,274	$1,507	$1,450

[1]	For the one month ended October 31, 2010. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2010.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Asia Pacific Fund	17

(For a share outstanding throughout each period)

	Six months ended April 30, 2015 (unaudited)	Year ended October 31					Year ended September 30, 2010[2]
ADMINISTRATOR CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$11.99	$11.54	$10.04	$9.29	$10.15	$9.77	$8.84
Net investment income (loss)	(0.01)[3]	0.12 [3]	0.14 [3]	0.17	0.12 [3]	(0.00)[3,4]	0.03 [3]
Net realized and unrealized gains (losses) on investments	1.39	0.65	1.77	0.71	(0.89)	0.38	0.90

Total from investment operations	1.38	0.77	1.91	0.88	(0.77)	0.38	0.93
Distributions to shareholders from
Net investment income	(0.17)	(0.32)	(0.41)	(0.13)	(0.09)	0.00	0.00
Net asset value, end of period	$13.20	$11.99	$11.54	$10.04	$9.29	$10.15	$9.77
Total return[5]	11.69%	6.86%	19.57%	9.66%	(7.68)%	3.89%	10.52%
Ratios to average net assets (annualized)
Gross expenses	1.54%	1.52%	1.61%	1.67%	1.52%	1.74%	1.80%
Net expenses	1.40%	1.40%	1.40%	1.40%	1.39%	1.40%	1.40%
Net investment income (loss)	(0.09)%	1.04%	1.26%	1.74%	1.14%	(0.70)%	1.98%
Supplemental data
Portfolio turnover rate	59%	113%	187%	163%	196%	11%	137%
Net assets, end of period (000s omitted)	$16,556	$13,956	$12,577	$12,860	$13,959	$11	$11

[1]	For the one month ended October 31, 2010. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2010.

[2]	For the period from July 30, 2010 (commencement of class operations) to September 30, 2010

[3]	Calculated based upon average shares outstanding

[4]	Amount is less than $0.005.

[5]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Asia Pacific Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2015 (unaudited)	Year ended October 31					Year ended September 30, 2010[2]
INSTITUTIONAL CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$12.00	$11.55	$10.05	$9.30	$10.15	$9.77	$8.84
Net investment income (loss)	0.01 [3]	0.14 [3]	0.18 [3]	0.18	0.13	(0.01)[3]	0.03 [3]
Net realized and unrealized gains (losses) on investments	1.38	0.65	1.74	0.71	(0.89)	0.39	0.90

Total from investment operations	1.39	0.79	1.92	0.89	(0.76)	0.38	0.93
Distributions to shareholders from
Net investment income	(0.19)	(0.34)	(0.42)	(0.14)	(0.09)	0.00	0.00
Net asset value, end of period	$13.20	$12.00	$11.55	$10.05	$9.30	$10.15	$9.77
Total return[4]	11.80%	6.99%	19.70%	9.90%	(7.55)%	3.89%	10.52%
Ratios to average net assets (annualized)
Gross expenses	1.28%	1.27%	1.33%	1.42%	1.29%	1.47%	1.47%
Net expenses	1.25%	1.25%	1.25%	1.25%	1.24%	1.25%	1.25%
Net investment income (loss)	0.23%	1.15%	1.62%	1.86%	1.30%	(0.57)%	2.11%
Supplemental data
Portfolio turnover rate	59%	113%	187%	163%	196%	11%	137%
Net assets, end of period (000s omitted)	$1,946	$502	$129	$12	$11	$11	$11

[1]	For the one month ended October 31, 2010. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2010.

[2]	For the period from July 30, 2010 (commencement of class operations) to September 30, 2010

[3]	Calculated based upon average shares outstanding

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Asia Pacific Fund	19

(For a share outstanding throughout each period)

	Six months ended April 30, 2015 (unaudited)	Year ended October 31					Year ended September 30, 2010
INVESTOR CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$12.00	$11.55	$10.05	$9.28	$10.14	$9.76	$8.81
Net investment income (loss)	(0.02)	0.09	0.10	0.15	0.08 [2]	(0.01)[2]	0.04 [2]
Net realized and unrealized gains (losses) on investments	1.39	0.65	1.78	0.72	(0.88)	0.39	1.05

Total from investment operations	1.37	0.74	1.88	0.87	(0.80)	0.38	1.09
Distributions to shareholders from
Net investment income	(0.14)	(0.29)	(0.38)	(0.10)	(0.06)	0.00	(0.14)
Net asset value, end of period	$13.23	$12.00	$11.55	$10.05	$9.28	$10.14	$9.76
Total return[3]	11.52%	6.58%	19.25%	9.51%	(7.97)%	3.89%	12.51%
Ratios to average net assets (annualized)
Gross expenses	1.77%	1.77%	1.85%	1.94%	1.80%	1.97%	1.99%
Net expenses	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.64%
Net investment income (loss)	(0.36)%	0.79%	1.04%	1.47%	0.82%	(0.96)%	0.41%
Supplemental data
Portfolio turnover rate	59%	113%	187%	163%	196%	11%	137%
Net assets, end of period (000s omitted)	$162,709	$150,708	$164,299	$154,999	$169,895	$252,214	$241,892

[1]	For the one month ended October 31, 2010. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2010.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Asia Pacific Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage Asia Pacific Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2015, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs

Notes to financial statements (unaudited)	Wells Fargo Advantage Asia Pacific Fund	21

used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

22	Wells Fargo Advantage Asia Pacific Fund	Notes to financial statements (unaudited)

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of October 31, 2014, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $117,451,338 with $36,634,134 expiring in 2016 and $80,817,204 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Advantage Asia Pacific Fund	23

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Australia	$0	$8,301,140	$0	$8,301,140
China	4,062,500	42,296,592	0	46,359,092
Hong Kong	0	13,562,796	0	13,562,796
India	0	12,648,169	0	12,648,169
Indonesia	0	3,915,354	0	3,915,354
Japan	0	54,557,193	0	54,557,193
Malaysia	1,055,510	302,090	0	1,357,600
New Zealand	0	3,005,698	0	3,005,698
Philippines	915,602	33,122	0	948,724
Singapore	2,865,388	2,821,856	0	5,687,244
South Korea	0	15,164,130	0	15,164,130
Taiwan	0	9,027,535	0	9,027,535
Thailand	921,454	887,716	0	1,809,170

Participation notes
China	0	3,897,125	0	3,897,125

Preferred stocks
South Korea	0	2,130,852	0	2,130,852

Short-term investments
Investment companies	6,875,792	2,504,107	0	9,379,899
Total assets	$16,696,246	$175,055,475	$0	$191,751,721

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2015, fair value pricing was used in pricing certain foreign securities and securities valued at $119,522,517 were transferred from Level 1 to Level 2. The Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.95% and declining to 0.80% as the average daily net assets of the Fund increase. For the six months ended April 30, 2015, the advisory fee was equivalent to an annual rate of 0.95% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.65% and declining to 0.45% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual

24	Wells Fargo Advantage Asia Pacific Fund	Notes to financial statements (unaudited)

fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.32

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 29, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.60% for Class A shares, 2.35% for Class C shares, 1.40% for Administrator Class shares, 1.25% for Institutional Class shares, and 1.65% for Investor Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended April 30, 2015, Funds Distributor received $4,097 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2015 were $100,141,869 and $111,798,346, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended April 30, 2015, the Fund entered into forward foreign currency contracts for economic hedging purposes.

As of April 30, 2015, the Fund did not have any open forward foreign currency contracts. The Fund had average contract amounts of $251,183 and $285,547 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the six months ended April 30, 2015.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the appropriate financial statements.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended April 30, 2015, the Fund paid $157 in commitment fees.

Notes to financial statements (unaudited)	Wells Fargo Advantage Asia Pacific Fund	25

For the six months ended April 30, 2015, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors or geographic region. A fund that invest a substantial portion of their assets in any sector or geographic region may be more affected by changes in that sector or geographic region than would be a fund whose investments are not heavily weighted in any sector or geographic region.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

26	Wells Fargo Advantage Asia Pacific Fund	Other information (unaudited)

TAX INFORMATION

Pursuant to Section 853 of the Internal Revenue Code, the following amounts were designated as foreign taxes paid for the fiscal year ended October 31, 2014. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions
$367,859	$0.0253	88.89%

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Asia Pacific Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

28	Wells Fargo Advantage Asia Pacific Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Asia Pacific Fund	29

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PIK	— Payment-in-kind
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian leu
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

233650 06-15 SA236/SAR236 04-15

Wells Fargo Advantage Diversified International Fund

Semi-Annual Report

April 30, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of April 30, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Diversified International Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

A worldwide trend toward looser monetary policy tended to support stock and bond markets in both developed and emerging economies.

European stocks were boosted by the anticipation and then the reality of the ECB’s asset purchases.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Diversified International Fund for the six-month period that ended April 30, 2015. The period was marked by low global interest rates as major central banks initiated or increased their quantitative easing programs. By the end of the period, some European sovereign debt issues were selling at negative yields. In the U.S., large-cap stocks, as measured by the S&P 500 Index1, gained 7.22%, boosted by stronger economic data in the U.S. Although non-U.S. economic growth was more restrained, developed international stocks, as measured by the MSCI EAFE Index (Net)2, gained 6.81%, appreciating, in part, because of quantitative easing in Europe and Japan.

Major central banks continued to provide liquidity to the markets.

A worldwide trend toward looser monetary policy tended to support stock and bond markets in both developed and emerging economies. Throughout the reporting period, the Federal Open Market Committee (FOMC), which is the U.S. Federal Reserve’s (Fed’s) monetary policymaking body, kept its key interest rate effectively at zero. Even though the FOMC ended its bond-buying program in October 2014 and guided investors to expect an interest-rate hike in mid- to late-2015, the Fed remained accommodative.

The European Central Bank (ECB) maintained a variety of measures aimed at encouraging lending, including making funds available to banks at low interest rates and imposing a negative interest rate on bank deposits held at the central bank. In January 2015, the bank announced quantitative easing via significant bond purchases in an attempt to raise the eurozone’s inflation to just under its target of 2%. In Japan, the Bank of Japan (BOJ) also maintained an aggressive monetary program aimed at combating deflation.

The U.S. outperformed other developed markets economies, while major emerging economies grappled with slower growth.

Reported U.S. gross domestic product (GDP) growth came in at a solid 2.2% annualized rate in the fourth quarter of 2014. Although the initial estimate for annualized GDP growth came in at a modest 0.2% in the first quarter of 2015, the slowdown was attributed to short-term factors such as a harsh winter and a long-lived strike at West Coast ports.

European annualized GDP growth was 1.3% in the fourth quarter of 2014 and 1.4% in the first quarter of 2015. European stocks were boosted by the anticipation and then the reality of the ECB’s asset purchases. As also occurred in the U.S., the central bank’s purchase of fixed-income assets provided liquidity that investors poured into riskier assets, including stocks. A similar dynamic played out in Japan, although Japanese shares received the benefit of direct purchases from the BOJ and major pension funds.

[1]	The S&P 500 Index consists of 500 shares chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each share’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index (Net) consists of the following 21 developed markets country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Letter to shareholders (unaudited)	Wells Fargo Advantage Diversified International Fund	3

Among major emerging markets, Chinese government data showed a slowdown in fixed-asset investment, which includes property investment, and modest growth in manufacturing and housing sales. However, China’s growth rates still contrasted favorably with stagnant growth in most developed economies. Brazil faced a challenging situation with a growing corruption scandal affecting the state-controlled oil company, a struggling economy, and a severe drought affecting the city of São Paulo. The MSCI Emerging Markets Index (Net)3 ended the period with a 3.92% return.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

[3]	The Morgan Stanley Capital International (MSCI) Emerging Markets Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. The MSCI Emerging Markets Index (Net) consists of the following 23 emerging markets country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. You cannot invest directly in an index.

4	Wells Fargo Advantage Diversified International Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadvisers

Artisan Partners Limited Partnership

LSV Asset Management

Wells Capital Management Incorporated

Portfolio managers

Jeffrey Everett, CFA

Josef Lakonishok

Puneet Mansharamani, CFA

Menno Vermeulen, CFA

Dale Winner, CFA

Mark L. Yockey, CFA

Average annual total returns1 (%) as of April 30, 2015

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SILAX)	9-24-1997	(0.26)	7.20	4.47	5.83	8.47	5.09	1.76	1.41
Class B (SILBX)*	9-24-1997	0.08	7.36	4.55	5.08	7.66	4.55	2.51	2.16
Class C (WFECX)	4-1-1998	3.99	7.64	4.32	4.99	7.64	4.32	2.51	2.16
Administrator Class (WFIEX)	11-8-1999	–	–	–	6.00	8.66	5.30	1.60	1.25
Institutional Class (WFISX)	8-31-2006	–	–	–	6.24	8.84	5.47	1.33	0.99
Investor Class (WIEVX)	7-18-2008	–	–	–	5.74	8.40	5.06	1.82	1.46
MSCI EAFE Index (Net)[4]	–	–	–	–	1.66	7.40	5.62	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Diversified International Fund	5

Ten largest holdings[5] (%) as of April 30, 2015
Bayer AG	1.96
Toyota Motor Corporation	1.84
Zurich Financial Services AG	1.64
Baidu Incorporated ADR	1.62
Mitsubishi UFJ Financial Group Incorporated	1.35
AIA Group Limited	1.29
BP plc	1.22
Medtronic plc	1.14
Anima Holding SpA	1.12
Man Group plc	1.09

Sector distribution[6] as of April 30, 2015

Country allocation[6] as of April 30, 2015

[1]	Historical performance shown for Investor Class shares prior to their inception reflects the performance of Class A shares and has been adjusted to reflect the higher expenses applicable to Investor Class shares. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The Adviser has committed through February 29, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index (Net) consists of the following 21 developed markets country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These percentages are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Diversified International Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2014 to April 30, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11-1-2014	Ending account value 4-30-2015	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,082.97	$7.28	1.41%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.80	$7.05	1.41%
Class B
Actual	$1,000.00	$1,079.13	$11.08	2.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.13	$10.74	2.15%
Class C
Actual	$1,000.00	$1,078.29	$11.13	2.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.08	$10.79	2.16%
Administrator Class
Actual	$1,000.00	$1,084.31	$6.46	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.26	1.25%
Institutional Class
Actual	$1,000.00	$1,085.47	$5.12	0.99%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	$4.96	0.99%
Investor Class
Actual	$1,000.00	$1,082.11	$7.54	1.46%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.30	1.46%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—April 30, 2015 (unaudited)	Wells Fargo Advantage Diversified International Fund	7

Security name	Shares	Value

Common Stocks: 92.00%

Australia: 1.60%
Arrium Limited (Materials, Metals & Mining)	397,400	$54,204
Bendigo Bank Limited (Financials, Banks)	26,100	248,447
Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	36,300	201,565
Downer EDI Limited (Industrials, Commercial Services & Supplies)	42,300	147,091
Fortescue Metals Group Limited (Materials, Metals & Mining) «	29,600	50,004
Lend Lease Corporation Limited (Financials, Real Estate Management & Development)	20,800	262,814
Metcash Limited (Consumer Staples, Food & Staples Retailing)	28,500	29,750
Mineral Resources Limited (Materials, Metals & Mining)	14,900	75,749
Primary Health Care Limited (Health Care, Health Care Providers & Services)	34,700	135,815
Seven Network Limited (Industrials, Trading Companies & Distributors)	15,300	88,569
Toll Holdings Limited (Industrials, Air Freight & Logistics)	26,100	184,729
United Construction Group Limited (Industrials, Construction & Engineering)	14,100	19,374

		1,498,111

Austria: 0.34%
OMV AG (Energy, Oil, Gas & Consumable Fuels)	5,300	176,403
Voestalpine AG (Materials, Metals & Mining)	3,400	142,351

		318,754

Belgium: 1.54%
Anheuser-Busch InBev NV (Consumer Staples, Beverages) «	5,323	648,066
Delhaize Group SA (Consumer Staples, Food & Staples Retailing)	3,600	289,801
Telenet Group Holding NV (Consumer Discretionary, Media) †	4,300	258,410
UCB SA (Health Care, Pharmaceuticals)	3,333	240,085

		1,436,362

Brazil: 0.46%
Ambev SA ADR (Consumer Staples, Beverages)	7,778	49,235
Banco do Brasil SA (Financials, Banks)	12,100	106,906
Companhia de Saneamento Basico do Estado de Sao Paulo SA (Utilities, Water Utilities)	17,700	104,569
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	5,300	31,927
JBS SA (Consumer Staples, Food Products)	26,100	134,617

		427,254

Canada: 1.36%
Magna International Incorporated Class A (Consumer Discretionary, Auto Components)	8,000	403,150
Metro Incorporated (Consumer Staples, Food & Staples Retailing)	6,700	193,697
Valeant Pharmaceuticals International Incorporated (Health Care, Pharmaceuticals) †	2,150	466,400
WestJet Airlines Limited (Industrials, Airlines)	9,200	207,944

		1,271,191

China: 7.67%
Alibaba Group Holding Limited ADR (Information Technology, Internet Software & Services) †	2,270	184,528
Baidu Incorporated ADR (Information Technology, Internet Software & Services) †	7,534	1,508,910
Biostime International Holdings Limited (Consumer Staples, Food Products)	59,500	272,708
China Cinda Asset Management Company Limited H Shares (Financials, Capital Markets) †	470,705	279,334

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Diversified International Fund	Portfolio of investments—April 30, 2015 (unaudited)

Security name	Shares	Value

China (continued)
China Communications Services Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	220,000	$123,980
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	59,000	842,714
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	369,200	348,438
China Railway Construction Corporation Limited (Industrials, Construction & Engineering)	141,500	282,537
China Resources Cement Holdings Limited (Materials, Construction Materials)	236,000	149,989
Dongfeng Motor Group Company Limited H Shares (Consumer Discretionary, Automobiles)	414,000	687,802
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	687,000	595,946
JD.com Incorporated ADR (Consumer Discretionary, Internet & Catalog Retail) †	954	32,016
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	226,500	116,130
Ping An Insurance (Group) Company of China Limited H Shares (Financials, Insurance)	27,435	392,354
Shanghai Pharmaceuticals Holding Company Limited (Health Care, Pharmaceuticals)	59,900	186,448
Shenzhen International Holdings Limited (Industrials, Transportation Infrastructure)	102,500	192,662
Tencent Holdings Limited (Information Technology, Internet Software & Services)	38,400	792,533
Xtep International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	486,241	176,916

		7,165,945

Czech Republic: 0.09%
CEZ AS (Utilities, Electric Utilities)	3,200	83,137

Finland: 0.15%
TietoEnator Oyj (Information Technology, IT Services)	5,800	139,086

France: 5.96%
Alstom SA (Industrials, Machinery) †	5,100	160,213
Arkema SA (Materials, Chemicals)	910	73,231
AXA SA (Financials, Insurance)	9,900	250,330
BNP Paribas SA (Financials, Banks)	3,600	227,345
Compagnie de Saint-Gobain SA (Industrials, Building Products)	18,426	837,408
Compagnie Generale des Etablissements Michelin SCA Class B (Consumer Discretionary, Auto Components)	1,400	156,122
Credit Agricole SA (Financials, Banks)	10,900	169,586
Electricite de France SA (Utilities, Electric Utilities)	7,800	198,470
L’Oreal SA (Consumer Staples, Personal Products)	1,261	240,650
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,273	222,605
Orange SA (Telecommunication Services, Diversified Telecommunication Services)	16,980	279,683
Pernod-Ricard SA (Consumer Staples, Beverages)	1,803	224,084
Renault SA (Consumer Discretionary, Automobiles)	2,500	263,044
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	4,200	427,523
Schneider Electric SA (Industrials, Electrical Equipment)	4,668	348,925
SCOR SE (Financials, Insurance) «	7,700	277,136
Societe Generale SA (Financials, Banks)	3,700	184,980
Thales SA (Industrials, Aerospace & Defense)	4,200	255,678
Total SA (Energy, Oil, Gas & Consumable Fuels)	6,000	324,900
Zodiac Aerospace SA (Industrials, Aerospace & Defense)	12,301	451,733

		5,573,646

Germany: 10.29%
Allianz AG (Financials, Insurance) «	3,977	676,944
BASF SE (Materials, Chemicals) «	2,900	288,109
Bayer AG (Health Care, Pharmaceuticals)	12,703	1,828,376

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2015 (unaudited)	Wells Fargo Advantage Diversified International Fund	9

Security name	Shares	Value

Germany (continued)
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	4,558	$537,683
Beiersdorf AG (Consumer Staples, Personal Products)	4,371	380,214
Daimler AG (Consumer Discretionary, Automobiles)	4,800	461,504
Deutsche Bank AG (Financials, Capital Markets)	6,300	201,486
Deutsche Post AG (Industrials, Air Freight & Logistics)	9,015	296,848
E.ON SE (Utilities, Multi-Utilities) «	8,100	126,101
Hannover Rueckversicherung AG (Financials, Insurance) «	2,200	223,631
Hugo Boss AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,218	272,926
Linde AG (Materials, Chemicals)	4,000	781,638
Merck KGaA (Health Care, Pharmaceuticals)	381	41,074
Metro AG (Consumer Staples, Food & Staples Retailing)	18,444	668,500
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	1,400	273,277
Norddeutsche Affinerie AG (Materials, Metals & Mining)	1,800	113,740
Rheinmetall AG (Industrials, Industrial Conglomerates)	13,285	680,163
SAP AG (Information Technology, Software)	6,787	512,860
Siemens AG (Industrials, Industrial Conglomerates)	6,756	734,931
Stada Arzneimittel AG (Health Care, Pharmaceuticals)	2,900	106,079
Volkswagen AG (Consumer Discretionary, Automobiles) «	1,600	405,302

		9,611,386

Hong Kong: 3.57%
AIA Group Limited (Financials, Insurance)	180,800	1,202,406
Beijing Enterprises Holdings Limited (Industrials, Industrial Conglomerates)	27,500	251,315
China Everbright Limited (Financials, Capital Markets)	306,000	1,011,588
Television Broadcasts Limited (Consumer Discretionary, Media)	26,800	174,597
Value Partners Group Limited (Financials, Capital Markets)	221,000	408,600
Wheelock & Company Limited (Financials, Real Estate Management & Development)	22,000	123,880
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	42,000	159,587

		3,331,973

India: 0.99%
Adani Enterprises Limited (Industrials, Trading Companies & Distributors)	4,650	49,230
Gail Limited (Utilities, Gas Utilities)	1,800	61,200
Housing Development Finance Corporation Limited (Financials, Thrifts & Mortgage Finance)	18,441	339,187
Infosys Technologies Limited ADR (Information Technology, IT Services)	3,558	110,227
Tata Motors Limited ADR (Consumer Discretionary, Automobiles)	6,600	271,854
Tata Steel Limited GDR (Industrials, Machinery)	17,100	97,970

		929,668

Ireland: 1.39%
Medtronic plc (Health Care, Health Care Equipment & Supplies)	14,321	1,066,198
Smurfit Kappa Group plc (Materials, Containers & Packaging)	7,500	229,624

		1,295,822

Israel: 0.50%
Bank Hapoalim Limited (Financials, Banks)	38,000	190,074
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	4,600	279,516

		469,590

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Diversified International Fund	Portfolio of investments—April 30, 2015 (unaudited)

Security name	Shares	Value

Italy: 4.07%
Anima Holding SpA (Financials, Capital Markets) †	117,398	$1,045,262
Enel SpA (Utilities, Electric Utilities)	48,100	227,991
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	40,469	776,433
Intesa Sanpaolo SpA (Financials, Banks)	197,711	664,210
Mediaset SpA (Consumer Discretionary, Media) †	15,555	79,947
Prysmian SpA (Industrials, Electrical Equipment)	39,328	802,017
Telecom Italia SpA (Telecommunication Services, Diversified Telecommunication Services) †	178,742	210,963

		3,806,823

Japan: 16.56%
Adeka Corporation (Materials, Chemicals)	20,600	290,558
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	3,300	150,902
Alpine Electronics Incorporated (Consumer Discretionary, Household Durables)	11,600	235,727
Aozora Bank Limited (Financials, Banks)	41,000	153,358
Coca-Cola East Japan Company Limited (Consumer Staples, Beverages)	15,600	291,518
Daiwa House Industry Company Limited (Financials, Real Estate Management & Development)	42,800	955,510
Daiwa Securities Group Incorporated (Financials, Capital Markets)	37,000	306,945
Eizo Nanao Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	7,300	161,930
Fuji Oil Company Limited (Consumer Staples, Food Products)	8,800	127,952
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	130,000	886,977
Ishikawajima-Harima Heavy Industries Company Limited (Industrials, Machinery)	104,000	476,801
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	8,800	116,634
Itochu Corporation (Industrials, Trading Companies & Distributors)	14,600	179,771
JS Group Corporation (Industrials, Building Products)	6,800	141,736
JX Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	28,500	124,108
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	10,500	248,455
Kyorin Company Limited (Health Care, Pharmaceuticals)	7,900	181,714
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	11,000	181,287
Marubeni Corporation (Industrials, Trading Companies & Distributors)	30,000	185,762
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	1,800	90,557
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	8,800	189,875
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	177,500	1,261,022
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	14,400	201,400
Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	21,000	622,530
Mizuho Financial Group Incorporated (Financials, Banks)	154,300	294,139
NGK Insulators Limited (Industrials, Machinery)	22,000	494,202
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	7,900	533,447
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	15,800	164,015
Nitto Denko Corporation (Materials, Chemicals)	6,600	422,964
Nomura Holdings Incorporated (Financials, Capital Markets)	128,700	834,930
NTT DoCoMo Incorporated (Telecommunication Services, Wireless Telecommunication Services)	11,700	207,236
Olympus Corporation (Health Care, Health Care Equipment & Supplies) †	21,300	767,012
Ono Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	200	21,676
Otsuka Holdings Company Limited (Health Care, Pharmaceuticals)	2,600	82,068
Resona Holdings Incorporated (Financials, Banks)	43,800	233,544
Sankyu Incorporated (Industrials, Road & Rail)	28,000	131,318
SEINO Holdings Company Limited (Industrials, Road & Rail)	3,000	34,437
Sojitz Corporation (Industrials, Trading Companies & Distributors)	77,400	151,347
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	19,900	234,974
Sumitomo Metal Mining Company Limited (Materials, Metals & Mining)	11,000	161,229

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2015 (unaudited)	Wells Fargo Advantage Diversified International Fund	11

Security name	Shares	Value

Japan (continued)
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	8,000	$349,317
Toshiba TEC Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	22,000	122,006
Toyo Tire & Rubber Company Limited (Consumer Discretionary, Auto Components)	9,500	181,974
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	24,700	1,719,345
Tsumura & Company (Health Care, Pharmaceuticals)	5,600	131,226
West Holdings Corporation (Consumer Discretionary, Household Durables)	21,500	155,895
Yaskawa Electric Corporation (Information Technology, Electronic Equipment, Instruments & Components)	3,700	50,836
Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	21,000	225,972

		15,468,138

Liechtenstein: 0.13%
Verwaltungs-und Privat-Bank AG (Financials, Capital Markets)	1,400	117,798

Mexico: 1.03%
Grupo Televisa SAB ADR (Consumer Discretionary, Media) †	26,529	965,921

Netherlands: 2.64%
Aegon NV (Financials, Insurance)	17,300	136,495
Akzo Nobel NV (Materials, Chemicals) «	10,576	809,209
ASML Holdings NV (Information Technology, Semiconductors & Semiconductor Equipment)	8,939	961,952
ING Groep NV (Financials, Banks) †	16,600	254,670
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	15,600	302,236

		2,464,562

Norway: 1.08%
DnB Nor ASA (Financials, Banks)	12,100	214,959
Frontline 2012 Limited (Energy, Oil, Gas & Consumable Fuels) 144A	25,569	156,205
Marine Harvest ASA (Consumer Staples, Food Products)	33,138	403,908
Yara International ASA (Materials, Chemicals) «	4,600	235,692

		1,010,764

Poland: 0.11%
Asseco Poland SA (Information Technology, Software)	5,900	99,395

Russia: 0.38%
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)	10,500	144,143
LUKOIL OAO ADR (Energy, Oil, Gas & Consumable Fuels)	4,200	215,250

		359,393

Singapore: 0.29%
DBS Group Holdings Limited (Financials, Banks)	17,000	270,136

South Africa: 0.26%
Barclays Africa Group Limited (Financials, Banks)	9,300	148,968
Imperial Holdings Limited (Consumer Discretionary, Distributors)	5,700	95,454

		244,422

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Diversified International Fund	Portfolio of investments—April 30, 2015 (unaudited)

Security name	Shares	Value

South Korea: 2.41%
GS Retail Company Limited (Consumer Staples, Food & Staples Retailing)	5,900	$213,356
Hana Financial Group Incorporated (Financials, Banks)	19,939	586,922
Industrial Bank of Korea (Financials, Banks)	13,500	185,489
KJB Financial Group Company Limited (Financials, Banks) †	1,044	7,791
KNB Financial Group Company Limited (Financials, Banks) †	1,595	15,102
Orion Corporation (Consumer Staples, Food Products)	3	3,504
Samsung Electronics Company Limited GDR (Information Technology, Semiconductors & Semiconductor Equipment) 144A	837	548,894
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	2,061	552,292
Woori Bank (Financials, Banks)	13,760	137,458

		2,250,808

Spain: 0.91%
Banco Santander Central Hispano SA (Financials, Banks)	22,800	172,381
Grifols SA (Health Care, Biotechnology)	4,024	170,745
Grifols SA ADR (Health Care, Biotechnology)	3,918	124,632
International Consolidated Airlines Group SA (Industrials, Airlines) †	46,252	383,598

		851,356

Sweden: 1.66%
Autoliv Incorporated SDR (Consumer Discretionary, Auto Components)	1,486	177,261
Boliden AB (Materials, Metals & Mining)	9,400	204,221
Nordea Bank AB (Financials, Banks)	15,000	190,577
Saab AB (Industrials, Aerospace & Defense)	5,200	134,226
Swedbank AB (Financials, Banks)	11,917	277,102
TeliaSonera AB (Telecommunication Services, Diversified Telecommunication Services)	17,700	110,043
Volvo AB Class B (Industrials, Machinery)	33,135	457,766

		1,551,196

Switzerland: 7.21%
ABB Limited (Industrials, Electrical Equipment)	27,464	601,803
Actelion Pharmaceuticals Limited (Health Care, Biotechnology)	3,298	433,953
Adecco SA (Industrials, Professional Services)	3,511	286,135
Baloise Holding AG (Financials, Insurance)	2,000	260,272
Credit Suisse Group AG (Financials, Capital Markets)	10,100	267,317
Georg Fischer AG (Industrials, Machinery)	300	212,191
Nestle SA (Consumer Staples, Food Products)	10,811	838,763
Novartis AG (Health Care, Pharmaceuticals)	9,156	934,572
Roche Holding AG (Health Care, Pharmaceuticals)	2,445	699,649
Swiss Life Holding AG (Financials, Insurance)	600	142,381
Swiss Reinsurance AG (Financials, Insurance)	3,900	345,959
Syngenta AG (Materials, Chemicals)	553	185,050
Zurich Financial Services AG (Financials, Insurance)	4,951	1,528,141

		6,736,186

Taiwan: 0.14%
Pegatron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	46,000	136,273

Thailand: 0.16%
Bangchak Petroleum PCL (Energy, Oil, Gas & Consumable Fuels)	135,400	145,812

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2015 (unaudited)	Wells Fargo Advantage Diversified International Fund	13

Security name	Shares	Value

United Kingdom: 15.70%
3i Group plc (Financials, Capital Markets)	17,300	$134,019
Amlin plc (Financials, Insurance)	19,500	136,656
Anglo American plc (Materials, Metals & Mining)	9,600	162,648
AstraZeneca plc (Health Care, Pharmaceuticals)	3,900	267,644
Aviva plc (Financials, Insurance)	22,000	177,000
Babcock International Group plc (Industrials, Commercial Services & Supplies)	9,232	142,412
BAE Systems plc (Industrials, Aerospace & Defense)	49,700	385,036
Barclays plc (Financials, Banks)	50,000	195,622
Bellway plc (Consumer Discretionary, Household Durables)	4,200	127,689
BP plc (Energy, Oil, Gas & Consumable Fuels)	157,560	1,136,385
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	77,315	539,240
Capita plc (Industrials, Professional Services)	15,775	276,113
Centrica plc (Utilities, Multi-Utilities)	41,800	163,208
Croda International plc (Materials, Chemicals)	9,957	432,101
Delphi Automotive plc (Consumer Discretionary, Auto Components)	5,475	454,425
Diageo plc (Consumer Staples, Beverages)	322	8,939
Firstgroup plc (Industrials, Road & Rail) †	32,500	49,365
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	8,800	203,251
Intercontinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	6,939	296,750
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)	54,000	224,536
Johnson Matthey plc (Materials, Chemicals)	14,931	763,404
Liberty Global plc Class A (Consumer Discretionary, Media) †	10,591	552,215
Liberty Global plc Class C (Consumer Discretionary, Media) †	17,279	871,726
Lloyds Banking Group plc (Financials, Banks)	390,041	461,916
Man Group plc (Financials, Capital Markets)	344,854	1,016,806
Mondi plc (Materials, Paper & Forest Products)	8,700	176,159
Old Mutual plc (Financials, Insurance)	59,600	213,792
Pace plc (Consumer Discretionary, Household Durables)	19,300	122,365
Petrofac Limited (Energy, Energy Equipment & Services)	5,600	74,745
Prudential plc (Financials, Insurance)	14,878	370,425
Reckitt Benckiser Group plc (Consumer Staples, Household Products)	5,780	514,445
Rolls-Royce Holdings plc (Industrials, Aerospace & Defense) (a)†	1,311,300	2,013
Rolls-Royce Holdings plc (Industrials, Aerospace & Defense)	9,300	148,269
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)	15,800	505,849
SABMiller plc (Consumer Staples, Beverages)	11,189	592,266
Smiths Group plc (Industrials, Industrial Conglomerates)	26,424	462,590
Tesco plc (Consumer Staples, Food & Staples Retailing)	18,300	61,683
Tullett Prebon plc (Financials, Capital Markets)	20,600	112,804
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)	209,724	738,901
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)	48,700	138,857
Wolseley plc (Industrials, Trading Companies & Distributors)	12,268	725,583
WPP plc (Consumer Discretionary, Media)	22,581	526,622

		14,666,474

United States: 1.35%
Cognizant Technology Solutions Corporation Class A (Information Technology, IT Services) †	7,277	425,996
QUALCOMM Incorporated (Information Technology, Communications Equipment)	7,896	536,928
Schlumberger Limited (Energy, Energy Equipment & Services)	1,994	188,652

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Diversified International Fund	Portfolio of investments—April 30, 2015 (unaudited)

Security name			Shares	Value

United States (continued)
WABCO Holdings Incorporated (Consumer Discretionary, Auto Components) †			852	$106,031

				1,257,607

Total Common Stocks (Cost $71,353,839)				85,954,989

		Expiration date
Participation Notes: 0.84%

China: 0.56%
HSBC Bank plc (Kweichow Moutai Company Limited Class A) (Consumer Staples, Beverages) †		2-19-2019	3,100	126,113
HSBC Bank plc (Kweichow Moutai Company Limited Class A) (Consumer Staples, Beverages) †		12-4-2024	996	40,519
Standard Chartered Bank (Kweichow Moutai Company Limited Class A) (Consumer Staples, Beverages) †		4-18-2016	8,730	355,150

				521,782

Ireland: 0.28%
HSBC Bank plc (Ryanair Holdings plc) (Industrials, Airlines) †		11-17-2016	22,400	264,648

Total Participation Notes (Cost $620,436)				786,430

	Dividend yield
Preferred Stocks: 1.60%

Brazil: 0.14%
Companhia Energetica de Minas Gerais SA (Utilities, Electric Utilities) ±	7.10%		13,600	65,677
Companhia Vale Do Rio Doce Class A (Materials, Metals & Mining) ±	2.31		11,100	66,866

				132,543

Germany: 1.46%
Henkel AG & Company KGaA (Consumer Staples, Household Products) ±	1.20		2,280	264,839
Porsche Automobil Holding SE (Consumer Discretionary, Automobiles) ±	2.88		5,154	489,028
Volkswagen AG (Consumer Discretionary, Automobiles) «±	2.16		2,359	607,315

				1,361,182

Total Preferred Stocks (Cost $1,569,046)				1,493,725

	Yield
Short-Term Investments: 8.20%

Investment Companies: 8.20%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.12		3,731,148	3,731,148
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.11		3,924,473	3,924,473

Total Short-Term Investments (Cost $7,655,621)				7,655,621

Total investments in securities (Cost $81,198,942) *	102.64%	95,890,765
Other assets and liabilities, net	(2.64)	(2,463,830)

Total net assets	100.00%	$93,426,935

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2015 (unaudited)	Wells Fargo Advantage Diversified International Fund	15

«	All or a portion of this security is on loan.
†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $82,950,188 and unrealized gains (losses) consists of:

Gross unrealized gains	$19,026,775
Gross unrealized losses	(6,086,198)

Net unrealized gains	$12,940,577

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Diversified International Fund	Statement of assets and liabilities—April 30, 2015 (unaudited)

Assets
Investments
In unaffiliated securities (including $3,552,410 of securities loaned), at value (cost $73,543,321)	$88,235,144
In affiliated securities, at value (cost $7,655,621)	7,655,621

Total investments, at value (cost $81,198,942)	95,890,765
Foreign currency, at value (cost $895,145)	883,036
Receivable for investments sold	334,241
Receivable for Fund shares sold	175,840
Receivable for dividends	368,649
Receivable for securities lending income	5,472
Prepaid expenses and other assets	31,262

Total assets	97,689,265

Liabilities
Payable for investments purchased	268,117
Payable for Fund shares redeemed	62,970
Unrealized losses on forward foreign currency contracts	95,758
Payable upon receipt of securities loaned	3,731,148
Advisory fee payable	30,334
Distribution fees payable	1,211
Administration fees payable	24,250
Accrued expenses and other liabilities	48,542

Total liabilities	4,262,330

Total net assets	$93,426,935

NET ASSETS CONSIST OF
Paid-in capital	$180,780,759
Undistributed net investment income	315,690
Accumulated net realized losses on investments	(102,256,715)
Net unrealized gains on investments	14,587,201

Total net assets	$93,426,935

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$26,501,067
Shares outstanding – Class A1	2,086,838
Net asset value per share – Class A	$12.70
Maximum offering price per share – Class A2	$13.47
Net assets – Class B	$22,900
Shares outstanding – Class B1	1,846
Net asset value per share – Class B	$12.41
Net assets – Class C	$2,049,447
Shares outstanding – Class C1	174,350
Net asset value per share – Class C	$11.75
Net assets – Administrator Class	$9,180,784
Shares outstanding – Administrator Class[1]	710,055
Net asset value per share – Administrator Class	$12.93
Net assets – Institutional Class	$3,077,266
Shares outstanding – Institutional Class[1]	253,849
Net asset value per share – Institutional Class	$12.12
Net assets – Investor Class	$52,595,471
Shares outstanding – Investor Class[1]	4,159,802
Net asset value per share – Investor Class	$12.64

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended April 30, 2015 (unaudited)	Wells Fargo Advantage Diversified International Fund	17

Investment income
Dividends (net of foreign withholding taxes of $81,550)	$976,855
Securities lending income, net	15,653
Income from affiliated securities	1,081
Interest	15

Total investment income	993,604

Expenses
Advisory fee	357,884
Administration fees
Fund level	21,052
Class A	31,445
Class B	26
Class C	2,144
Administrator Class	3,715
Institutional Class	1,104
Investor Class	77,057
Shareholder servicing fees
Class A	30,235
Class B	26
Class C	2,061
Administrator Class	9,287
Investor Class	59,621
Distribution fees
Class B	77
Class C	6,184
Custody and accounting fees	78,784
Professional fees	23,339
Registration fees	34,315
Shareholder report expenses	18,973
Trustees’ fees and expenses	6,989
Other fees and expenses	28,356

Total expenses	792,674
Less: Fee waivers and/or expense reimbursements	(192,446)

Net expenses	600,228

Net investment income	393,376

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	2,207,709
Forward foreign currency contract transactions	334,702

Net realized gains on investments	2,542,411

Net change in unrealized gains (losses) on:
Unaffiliated securities	4,187,006
Forward foreign currency contract transactions	(157,661)

Net change in unrealized gains (losses) on investments	4,029,345

Net realized and unrealized gains (losses) on investments	6,571,756

Net increase in net assets resulting from operations	$6,965,132

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Diversified International Fund	Statement of changes in net assets

	Six months ended April 30, 2015 (unaudited)		Year ended October 31, 2014

Operations
Net investment income		$393,376		$1,716,255
Net realized gains on investments		2,542,411		1,412,567
Net change in unrealized gains (losses) on investments		4,029,345		(3,468,155)

Net increase (decrease) in net assets resulting from operations		6,965,132		(339,333)

Distributions to shareholders from
Net investment income
Class A		(567,395)		(435,361)
Class B		0		(908)
Class C		(25,962)		(22,476)
Administrator Class		(172,327)		(131,295)
Institutional Class		(79,049)		(53,962)
Investor Class		(1,116,769)		(713,363)

Total distributions to shareholders		(1,961,502)		(1,357,365)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	117,395	1,449,633	219,116	2,676,314
Class B	870	10,348	825	9,731
Class C	47,414	535,877	58,503	663,191
Administrator Class	200,708	2,474,629	394,241	4,991,123
Institutional Class	67,950	789,106	220,008	2,622,722
Investor Class	320,358	3,900,806	651,354	7,987,677

		9,160,399		18,950,758

Reinvestment of distributions
Class A	45,755	531,212	32,439	401,923
Class B	0	0	76	908
Class C	2,080	22,425	1,848	21,270
Administrator Class	14,509	171,495	10,249	129,239
Institutional Class	5,648	62,524	3,024	35,774
Investor Class	94,956	1,098,641	56,897	702,683

		1,886,297		1,291,797

Payment for shares redeemed
Class A	(151,703)	(1,818,783)	(536,727)	(6,662,045)
Class B	(2,271)	(26,219)	(12,466)	(146,566)
Class C	(21,093)	(234,947)	(68,203)	(768,688)
Administrator Class	(100,516)	(1,238,250)	(466,124)	(5,945,695)
Institutional Class	(52,994)	(611,971)	(193,900)	(2,280,030)
Investor Class	(368,774)	(4,411,713)	(562,951)	(6,893,625)

		(8,341,883)		(22,696,649)

Net increase (decrease) in net assets resulting from capital share transactions		2,704,813		(2,454,094)

Total increase (decrease) in net assets		7,708,443		(4,150,792)

Net assets
Beginning of period		85,718,492		89,869,284

End of period		$93,426,935		$85,718,492

Undistributed net investment income		$315,690		$1,883,816

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Diversified International Fund	19

(For a share outstanding throughout each period)

	Six months ended April 30, 2015 (unaudited)	Year ended October 31					Year ended September 30, 2010
CLASS A		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$12.01	$12.25	$10.25	$9.69	$10.29	$9.84	$9.62
Net investment income	0.06	0.24 [2]	0.19 [2]	0.19 [2]	0.16	0.00 [2,3]	0.09 [2]
Net realized and unrealized gains (losses) on investments	0.91	(0.29)	2.41	0.51	(0.65)	0.45	0.26

Total from investment operations	0.97	(0.05)	2.60	0.70	(0.49)	0.45	0.35
Distributions to shareholders from
Net investment income	(0.28)	(0.19)	(0.60)	(0.14)	(0.11)	0.00	(0.13)
Net asset value, end of period	$12.70	$12.01	$12.25	$10.25	$9.69	$10.29	$9.84
Total return[4]	8.30%	(0.49)%	26.59%	7.45%	(4.83)%	4.57%	3.64%
Ratios to average net assets (annualized)
Gross expenses	1.86%	1.76%	1.92%	1.68%	1.47%	1.54%	1.64%
Net expenses	1.41%	1.41%	1.41%	1.41%	1.41%	1.41%	1.38%
Net investment income	0.93%	1.93%	1.75%	1.96%	1.47%	0.59%	0.99%
Supplemental data
Portfolio turnover rate	17%	33%	40%	57%	53%	5%	64%
Net assets, end of period (000s omitted)	$26,501	$24,921	$28,928	$22,434	$23,862	$29,804	$28,926

[1]	For the one month ended October 31, 2010. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2010.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Diversified International Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2015 (unaudited)	Year ended October 31					Year ended September 30, 2010
CLASS B		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$11.50	$11.71	$9.80	$9.19	$9.74	$9.32	$9.12
Net investment income (loss)	0.01 [2]	0.13 [2]	0.09 [2]	0.10 [2]	0.06 [2]	(0.00)[2,3]	(0.05)[2]
Net realized and unrealized gains (losses) on investments	0.90	(0.27)	2.32	0.51	(0.61)	0.42	0.32

Total from investment operations	0.91	(0.14)	2.41	0.61	(0.55)	0.42	0.27
Distributions to shareholders from
Net investment income	0.00	(0.07)	(0.50)	(0.00)[3]	0.00	0.00	(0.07)
Net asset value, end of period	$12.41	$11.50	$11.71	$9.80	$9.19	$9.74	$9.32
Total return[4]	7.91%	(1.25)%	25.70%	6.69%	(5.65)%	4.51%	3.00%
Ratios to average net assets (annualized)
Gross expenses	2.60%	2.52%	2.68%	2.35%	2.23%	2.28%	2.39%
Net expenses	2.15%	2.16%	2.16%	2.12%	2.16%	2.16%	2.13%
Net investment income (loss)	0.22%	1.10%	0.88%	1.11%	0.64%	(0.16)%	(0.59)%
Supplemental data
Portfolio turnover rate	17%	33%	40%	57%	53%	5%	64%
Net assets, end of period (000s omitted)	$23	$37	$174	$299	$482	$1,084	$1,046

[1]	For the one month ended October 31, 2010. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2010.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Diversified International Fund	21

(For a share outstanding throughout each period)

	Six months ended April 30, 2015 (unaudited)	Year ended October 31					Year ended September 30, 2010
CLASS C		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$11.08	$11.35	$9.54	$9.01	$9.59	$9.17	$8.98
Net investment income (loss)	0.02 [2]	0.13 [2]	0.09 [2]	0.11 [2]	0.07 [2]	(0.00)[2,3]	0.02 [2]
Net realized and unrealized gains (losses) on investments	0.83	(0.27)	2.25	0.48	(0.61)	0.42	0.25

Total from investment operations	0.85	(0.14)	2.34	0.59	(0.54)	0.42	0.27
Distributions to shareholders from
Net investment income	(0.18)	(0.13)	(0.53)	(0.06)	(0.04)	0.00	(0.08)
Net asset value, end of period	$11.75	$11.08	$11.35	$9.54	$9.01	$9.59	$9.17
Total return[4]	7.83%	(1.24)%	25.67%	6.67%	(5.65)%	4.58%	3.07%
Ratios to average net assets (annualized)
Gross expenses	2.61%	2.51%	2.66%	2.43%	2.22%	2.28%	2.39%
Net expenses	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.12%
Net investment income (loss)	0.29%	1.15%	0.84%	1.21%	0.72%	(0.16)%	0.20%
Supplemental data
Portfolio turnover rate	17%	33%	40%	57%	53%	5%	64%
Net assets, end of period (000s omitted)	$2,049	$1,616	$1,746	$628	$625	$744	$718

[1]	For the one month ended October 31, 2010. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2010.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Diversified International Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2015 (unaudited)	Year ended October 31					Year ended September 30, 2010
ADMINISTRATOR CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$12.23	$12.47	$10.42	$9.68	$10.28	$9.83	$9.59
Net investment income	0.07 [2]	0.26 [2]	0.19 [2]	0.21 [2]	0.05 [2]	0.00 [2,3]	0.12 [2]
Net realized and unrealized gains (losses) on investments	0.93	(0.30)	2.47	0.53	(0.52)	0.45	0.26

Total from investment operations	1.00	(0.04)	2.66	0.74	(0.47)	0.45	0.38
Distributions to shareholders from
Net investment income	(0.30)	(0.20)	(0.61)	0.00	(0.13)	0.00	(0.14)
Net asset value, end of period	$12.93	$12.23	$12.47	$10.42	$9.68	$10.28	$9.83
Total return[4]	8.43%	(0.39)%	26.85%	7.64%	(4.69)%	4.58%	3.87%
Ratios to average net assets (annualized)
Gross expenses	1.70%	1.60%	1.74%	1.52%	1.35%	1.38%	1.46%
Net expenses	1.25%	1.25%	1.25%	1.25%	1.24%	1.25%	1.22%
Net investment income	1.22%	2.10%	1.72%	2.11%	0.44%	0.75%	1.31%
Supplemental data
Portfolio turnover rate	17%	33%	40%	57%	53%	5%	64%
Net assets, end of period (000s omitted)	$9,181	$7,283	$8,195	$3,504	$3,421	$202,247	$193,626

[1]	For the one month ended October 31, 2010. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2010.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Diversified International Fund	23

(For a share outstanding throughout each period)

	Six months ended April 30, 2015 (unaudited)	Year ended October 31					Year ended September 30, 2010
INSTITUTIONAL CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$11.50	$11.79	$10.20	$9.69	$10.29	$9.84	$9.60
Net investment income	0.08 [2]	0.26 [2]	0.20 [2]	0.19 [2]	0.23	0.00 [2,3]	0.15 [2]
Net realized and unrealized gains (losses) on investments	0.87	(0.27)	2.37	0.51	(0.68)	0.45	0.24

Total from investment operations	0.95	(0.01)	2.57	0.70	(0.45)	0.45	0.39
Distributions to shareholders from
Net investment income	(0.33)	(0.28)	(0.98)	(0.19)	(0.15)	0.00	(0.15)
Net asset value, end of period	$12.12	$11.50	$11.79	$10.20	$9.69	$10.29	$9.84
Total return[4]	8.55%	(0.18)%	27.28%	7.51%	(4.48)%	4.57%	4.13%
Ratios to average net assets (annualized)
Gross expenses	1.43%	1.33%	1.50%	1.20%	1.03%	1.11%	1.19%
Net expenses	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%	0.96%
Net investment income	1.40%	2.23%	1.94%	1.96%	2.17%	1.00%	1.63%
Supplemental data
Portfolio turnover rate	17%	33%	40%	57%	53%	5%	64%
Net assets, end of period (000s omitted)	$3,077	$2,683	$2,406	$7,367	$419,925	$199,081	$194,651

[1]	For the one month ended October 31, 2010. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2010.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Diversified International Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2015 (unaudited)	Year ended October 31					Year ended September 30, 2010
INVESTOR CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$11.96	$12.20	$10.21	$9.65	$10.26	$9.81	$9.58
Net investment income	0.06	0.23 [2]	0.18 [2]	0.18	0.13	0.00 [2,3]	0.11 [2]
Net realized and unrealized gains (losses) on investments	0.90	(0.29)	2.40	0.52	(0.63)	0.45	0.24

Total from investment operations	0.96	(0.06)	2.58	0.70	(0.50)	0.45	0.35
Distributions to shareholders from
Net investment income	(0.28)	(0.18)	(0.59)	(0.14)	(0.11)	0.00	(0.12)
Net asset value, end of period	$12.64	$11.96	$12.20	$10.21	$9.65	$10.26	$9.81
Total return[4]	8.21%	(0.54)%	26.54%	7.43%	4.97%	4.59%	3.74%
Ratios to average net assets (annualized)
Gross expenses	1.92%	1.82%	1.97%	1.74%	1.54%	1.61%	1.73%
Net expenses	1.46%	1.46%	1.46%	1.46%	1.46%	1.46%	1.43%
Net investment income	0.89%	1.84%	1.67%	1.91%	1.43%	0.54%	1.18%
Supplemental data
Portfolio turnover rate	17%	33%	40%	57%	53%	5%	64%
Net assets, end of period (000s omitted)	$52,595	$49,177	$48,421	$39,152	$40,456	$48,070	$46,282

[1]	For the one month ended October 31, 2010. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2010.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Diversified International Fund	25

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage Diversified International Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2015, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other

26	Wells Fargo Advantage Diversified International Fund	Notes to financial statements (unaudited)

independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Notes to financial statements (unaudited)	Wells Fargo Advantage Diversified International Fund	27

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Capital loss carryforwards that do not expire are required to be utilized prior to capital loss carryforwards that expire. As of October 31, 2014, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

	No expiration
2017	Short-term	Long-term
$89,306,475	$8,336,592	$5,102,624

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

28	Wells Fargo Advantage Diversified International Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Australia	$0	$1,498,111	$0	$1,498,111
Austria	0	318,754	0	318,754
Belgium	0	1,436,362	0	1,436,362
Brazil	427,254	0	0	427,254
Canada	1,271,191	0	0	1,271,191
China	1,902,370	5,263,575	0	7,165,945
Czech Republic	0	83,137	0	83,137
Finland	0	139,086	0	139,086
France	0	5,573,646	0	5,573,646
Germany	0	9,611,386	0	9,611,386
Hong Kong	0	3,331,973	0	3,331,973
India	443,281	486,387	0	929,668
Ireland	1,066,198	229,624	0	1,295,822
Israel	0	469,590	0	469,590
Italy	0	3,806,823	0	3,806,823
Japan	0	15,468,138	0	15,468,138
Liechtenstein	117,798	0	0	117,798
Mexico	965,921	0	0	965,921
Netherlands	0	2,464,562	0	2,464,562
Norway	156,205	854,559	0	1,010,764
Poland	0	99,395	0	99,395
Russia	215,250	144,143	0	359,393
Singapore	0	270,136	0	270,136
South Africa	0	244,422	0	244,422
South Korea	22,893	2,227,915	0	2,250,808
Spain	124,632	726,724	0	851,356
Sweden	0	1,551,196	0	1,551,196
Switzerland	0	6,736,186	0	6,736,186
Taiwan	0	136,273	0	136,273
Thailand	145,812	0	0	145,812
United Kingdom	1,878,366	12,788,108	0	14,666,474
United States	1,257,607	0	0	1,257,607

Participation notes	0	786,430	0	786,430

Preferred stocks
Brazil	132,543	0	0	132,543
Germany	0	1,361,182	0	1,361,182

Short-term investments
Investment companies	3,924,473	3,731,148	0	7,655,621
Total assets	$14,051,794	$81,838,971	$0	$95,890,765
Liabilities
Forward foreign currency contracts	$0	$95,758	$0	$95,758
Total liabilities	$0	$95,758	$0	$95,758

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

Notes to financial statements (unaudited)	Wells Fargo Advantage Diversified International Fund	29

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2015, fair value pricing was used in pricing certain foreign securities and securities valued at $69,494,093 were transferred from Level 1 to Level 2. The Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of
Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadvisers, who are responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.85% and declining to 0.70% as the average daily net assets of the Fund increase. For the six months ended April 30, 2015, the advisory fee was equivalent to an annual rate of 0.85% of the Fund’s average daily net assets.

Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Artisan Partners Limited Partnership, LSV Asset Management, and WellsCap (an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo) are the subadvisers to the Fund and are entitled to receive a fee from Funds Management which is calculated based on the daily average net assets of the subadviser’s portion of the Fund as follows:

	Annual subadvisory fee
	starting at	declining to
Artisan Partners Limited Partnership	0.80%	0.50%
LSV Asset Management	0.35	0.30
WellsCap	0.45	0.40

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.32

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 29, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.41% for Class A shares, 2.16% for Class B shares, 2.16% for Class C shares, 1.25% for Administrator Class shares, 0.99% for Institutional Class shares, and 1.46% for Investor Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

30	Wells Fargo Advantage Diversified International Fund	Notes to financial statements (unaudited)

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended April 30, 2015, Funds Distributor received $932 from the sale of Class A shares and $131 in contingent deferred sales charges from redemptions of Class B shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2015 were $14,165,096 and $14,786,186, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended April 30, 2015, the Fund entered into forward foreign currency contracts for economic hedging purposes.

At April 30, 2015, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver		U.S. value at April 30, 2015	In exchange for U.S. $	Unrealized losses
6-26-2015	State Street Bank	669,400	EUR	$752,146	$737,224	$(14,922)
7-9-2015	State Street Bank	782,375	GBP	1,200,404	1,165,578	(34,826)
7-9-2015	State Street Bank	150,013,000	JPY	1,257,342	1,249,973	(7,369)
7-9-2015	State Street Bank	1,116,551	EUR	1,254,789	1,216,148	(38,641)

The Fund had average contract amounts of $65,102 and $2,647,009 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the six months ended April 30, 2015.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the appropriate financial statements.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged	Net amount of liabilities
Forward foreign currency contracts	State Street Bank	$95,758*	$0	$0	$95,758

*	Amount represents net unrealized losses.

Notes to financial statements (unaudited)	Wells Fargo Advantage Diversified International Fund	31

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended April 30, 2015, the Fund paid $77 in commitment fees.

For the six months ended April 30, 2015, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

32	Wells Fargo Advantage Diversified International Fund	Other information (unaudited)

TAX INFORMATION

Pursuant to Section 853 of the Internal Revenue Code, the following amounts were designated as foreign taxes paid for the fiscal year ended April 30, 2015. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions
$140,968	$0.0197	88.69%

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Diversified International Fund	33

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

34	Wells Fargo Advantage Diversified International Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Diversified International Fund	35

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PIK	— Payment-in-kind
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian leu
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

233651 06-15 SA237/SAR237 04-15

Wells Fargo Advantage

Emerging Markets Equity Fund

Semi-Annual Report

April 30, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of April 30, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Emerging Markets Equity Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

A worldwide trend toward looser monetary policy tended to support stock and bond markets in both developed and emerging economies.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Emerging Markets Equity Fund for the six-month period that ended April 30, 2015. The period was marked by low global interest rates as major central banks initiated or increased their quantitative easing programs. Emerging markets stocks, as measured by the MSCI Emerging Markets Index (Net)1, displayed considerable volatility because investors worried about slower economic growth in major economies such as China and Brazil. Even so, the index ended the period with a 3.92% gain.

Major central banks continued to provide liquidity to the markets.

A worldwide trend toward looser monetary policy tended to support stock and bond markets in both developed and emerging economies. Throughout the reporting period, the Federal Open Market Committee (FOMC), which is the U.S. Federal Reserve’s (Fed’s) monetary policymaking body, kept its key interest rate effectively at zero. Even though the FOMC ended its bond-buying program in October 2014 and guided investors to expect an interest-rate hike in mid- to late-2015, the Fed remained accommodative.

The European Central Bank maintained a variety of measures aimed at encouraging lending, including making funds available to banks at low interest rates and imposing a negative interest rate on bank deposits held at the central bank. In January 2015, the bank announced quantitative easing via significant bond purchases in an attempt to raise the eurozone’s inflation to just under its target of 2%. In China, the People’s Bank of China cut its benchmark interest rate twice during the reporting period in order to support a slowing economy.

The Central Bank of Brazil bucked the trend by raising its key rate to 13.25% on April 29, 2015, in an attempt to combat the country’s high rate of inflation.

Currency movements and worries about economic growth dominated the emerging markets landscape.

The projected actions of the Fed—whether it would raise interest rates and when—heavily influenced the emerging markets landscape throughout much of the reporting period. Many emerging markets governments and companies have U.S. dollar–denominated debt outstanding; a rise in U.S. interest rates could make it more expensive to refinance that debt. In addition, near-zero U.S. rates supported capital inflows into emerging markets because investors became more willing to accept higher risk in exchange for potentially higher returns. In the past, even the prospect of higher U.S. rates caused such flows to reverse. Currency swings thus had a large effect on the emerging markets landscape, with notable weakness in the Brazilian real.

Country-specific factors also played a role in the real’s decline; Brazil faces a challenging situation with a growing corruption scandal affecting the state-controlled oil company, a struggling economy, and a severe drought afflicting the city of São Paulo.

[1]	The Morgan Stanley Capital International (MSCI) Emerging Markets Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. The MSCI Emerging Markets Index (Net) consists of the following 23 emerging markets country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Letter to shareholders (unaudited)	Wells Fargo Advantage Emerging Markets Equity Fund	3

In China, government data showed a slowdown in fixed-asset investment, which includes property investment, and modest growth in manufacturing and housing sales. However, China’s growth rates still contrasted favorably with stagnant growth in most developed economies. Chinese markets also benefited from the Shanghai-Hong Kong Stock Connect program, launched in November 2014, which made it easier for mainland investors to purchase stocks on the Hong Kong exchange and for international investors to purchase stocks on the Shanghai exchange. The resulting surge in demand helped the MSCI China Index (Net)2 end the period with a 29.61% gain.

Among smaller markets, South Korea outperformed for the period as the stronger U.S. dollar tended to support exporters such as South Korea. India’s stock market benefited from lower inflation and signs of improving economic growth, but delays in key reforms caused the Indian market to underperform the benchmark.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Among smaller markets, South Korea outperformed for the period as the stronger U.S. dollar tended to support exporters such as South Korea.

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

[2]	The Morgan Stanley Capital International (MSCI) China Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance in China. You cannot invest directly in an index.

4	Wells Fargo Advantage Emerging Markets Equity Fund	Performance highlights (unaudited)

This Fund is closed to most new investors1.

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Derrick Irwin, CFA

Richard Peck, CFA

Yi (Jerry) Zhang, Ph.D, CFA

Average annual total returns2 (%) as of April 30, 2015

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (EMGAX)	9-6-1994	(4.60)	1.19	10.01	1.20	2.39	10.67	1.65	1.65
Class B (EMGBX)*	9-6-1994	(4.61)	1.26	10.12	0.39	1.63	10.12	2.40	2.40
Class C (EMGCX)	9-6-1994	(0.60)	1.62	9.85	0.40	1.62	9.85	2.40	2.40
Class R6 (EMGDX)	6-28-2013	–	–	–	1.62	2.86	11.08	1.17	1.17
Administrator Class (EMGYX)	9-6-1994	–	–	–	1.33	2.57	10.92	1.49	1.49
Institutional Class (EMGNX)	7-30-2010	–	–	–	1.62	2.84	11.07	1.22	1.22
MSCI Emerging Markets Index (Net)[5]	–	–	–	–	7.80	3.02	9.58	–	–

*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Emerging Markets Equity Fund	5

Ten largest holdings[6] (%) as of April 30, 2015
Samsung Electronics Company Limited	4.79
Taiwan Semiconductor Manufacturing Company Limited ADR	3.80
China Life Insurance Company Limited H Shares	3.34
China Mobile Limited	3.21
Fomento Economico Mexicano SAB de CV ADR	2.34
AIA Group Limited	1.98
Belle International Holdings Limited	1.77
America Movil SAB de CV ADR	1.76
ICICI Bank Limited ADR	1.74
Lojas Americanas SA	1.71

Sector distribution[7] as of April 30, 2015

Country allocation[7] as of April 30, 2015

[1]	Please see the Fund’s current Statement of Additional Information for further details.

[2]	Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would have been higher. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Emerging Markets Growth Fund.

[3]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[4]	The Adviser has committed through February 29, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.67% for Class A, 2.42% for Class B, 2.42% for Class C, 1.18% for Class R6, 1.50% for Administrator Class, and 1.23% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[5]	The Morgan Stanley Capital International (MSCI) Emerging Markets Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. The MSCI Emerging Markets Index (Net) consists of the following 23 emerging markets country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey,* and United Arab Emirates. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

[6]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts are calculated based on the total long-term investments of the Fund. These percentages are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Emerging Markets Equity Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2014 to April 30, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11-1-2014	Ending account value 4-30-2015	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$985.59	$8.12	1.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.61	$8.25	1.65%
Class B
Actual	$1,000.00	$981.92	$11.70	2.38%
Hypothetical (5% return before expenses)	$1,000.00	$1,012.99	$11.88	2.38%
Class C
Actual	$1,000.00	$981.78	$11.79	2.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,012.89	$11.98	2.40%
Class R6
Actual	$1,000.00	$987.79	$5.77	1.17%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.99	$5.86	1.17%
Administrator Class
Actual	$1,000.00	$986.23	$7.29	1.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.46	$7.40	1.48%
Institutional Class
Actual	$1,000.00	$987.73	$6.01	1.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.74	$6.11	1.22%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—April 30, 2015 (unaudited)	Wells Fargo Advantage Emerging Markets Equity Fund	7

Security name	Shares	Value

Common Stocks: 95.50%

Argentina: 0.60%
MercadoLibre Incorporated (Information Technology, Internet Software & Services) «	204,300	$29,078,019

Brazil: 8.96%
Ambev SA ADR (Consumer Staples, Beverages)	11,447,000	72,459,510
B2W Cia Digital (Consumer Discretionary, Internet & Catalog Retail) †	3,301,424	29,990,532
Banco Bradesco SA ADR (Financials, Banks)	6,285,249	67,189,312
BM&F Bovespa SA (Financials, Diversified Financial Services)	11,954,000	49,237,173
BRF Brasil Foods SA ADR (Consumer Staples, Food Products)	1,119,078	24,026,605
CETIP SA (Financials, Capital Markets)	4,147,437	47,559,352
Lojas Renner SA (Consumer Discretionary, Multiline Retail)	986,600	34,398,955
Multiplan Empreendimentos Imobiliarios SA (Financials, Real Estate Management & Development)	1,361,200	23,944,506
Petroleo Brasileiro SA ADR (Energy, Oil, Gas & Consumable Fuels) «†	1,033,200	9,815,400
Petroleo Brasileiro SA ADR Class A (Energy, Oil, Gas & Consumable Fuels) †	2,422,953	21,031,232
Raia Drogasil SA (Consumer Staples, Food & Staples Retailing)	2,292,600	26,023,306
Rumo Logistica Operadora Multimodal SA (Industrials, Road & Rail)	37,813,513	16,315,427
Vale SA ADR (Materials, Metals & Mining) «	1,221,636	9,382,164

		431,373,474

Chile: 1.72%
Banco Santander Chile SA ADR (Financials, Banks)	1,831,200	39,938,472
SACI Falabella (Consumer Discretionary, Multiline Retail)	5,472,942	42,858,330

		82,796,802

China: 20.68%
51Job Incorporated ADR (Industrials, Professional Services) «†	1,288,382	46,381,752
Alibaba Group Holding Limited ADR (Information Technology, Internet Software & Services) †	291,037	23,658,398
Baidu Incorporated ADR (Information Technology, Internet Software & Services) †	205,540	41,165,551
China Auto Rental Incorporated (Consumer Discretionary, Automobiles) †	1,256,469	2,969,749
China Life Insurance Company Limited H Shares (Financials, Insurance)	33,127,290	160,776,102
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	10,805,165	154,333,260
CNOOC Limited (Energy, Oil, Gas & Consumable Fuels)	47,278,000	80,619,008
Ctrip.com International Limited ADR (Consumer Discretionary, Internet & Catalog Retail) †	860,816	54,816,763
Hengan International Group Company Limited (Consumer Staples, Personal Products)	6,110,000	75,378,632
Mindray Medical International Limited ADR (Health Care, Health Care Equipment & Supplies)	1,134,148	35,022,490
New Oriental Education & Technology Group Incorporated ADR (Consumer Discretionary, Diversified Consumer Services) †	2,296,182	58,759,297
PetroChina Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	27,870,000	35,945,696
Shandong Weigao Group Medical Polymer Company Limited H Shares (Health Care, Health Care Equipment & Supplies)	14,324,000	13,237,717
SINA Corporation (Information Technology, Internet Software & Services) «†	1,730,907	76,151,253
Tingyi Holding Corporation (Consumer Staples, Food Products)	25,878,000	54,648,357
Tsingtao Brewery Company Limited H Shares (Consumer Staples, Beverages)	8,112,000	51,537,048
Vipshop Holdings Limited ADR (Consumer Discretionary, Internet & Catalog Retail) †	351,760	9,951,290
Weibo Corporation ADR (Information Technology, Internet Software & Services) «†	1,193,046	19,900,007

		995,252,370

Colombia: 0.62%
Bancolombia SA ADR (Financials, Banks) «	660,400	29,896,308

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Emerging Markets Equity Fund	Portfolio of investments—April 30, 2015 (unaudited)

Security name	Shares	Value

Hong Kong: 6.34%
AIA Group Limited (Financials, Insurance)	14,311,400	$95,177,597
Belle International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	66,516,000	85,371,364
Johnson Electric Holdings Limited (Industrials, Electrical Equipment)	4,164,250	15,470,414
Li Ning Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods) †	20,484,207	11,330,200
Sun Art Retail Group Limited (Consumer Staples, Food & Staples Retailing) «	33,290,500	34,318,996
Texwinca Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	248,000	240,494
WH Group Limited (Consumer Staples, Food Products) †	90,522,500	63,183,585

		305,092,650

India: 8.49%
Bharti Airtel Limited (Telecommunication Services, Wireless Telecommunication Services)	4,888,728	29,273,327
Bharti Infratel Limited (Telecommunication Services, Wireless Telecommunication Services)	5,348,464	33,792,625
HDFC Bank Limited ADR (Financials, Banks)	123,826	7,038,270
Housing Development Finance Corporation Limited (Financials, Thrifts & Mortgage Finance)	2,250,700	41,397,358
ICICI Bank Limited ADR (Financials, Banks)	7,641,775	83,524,601
Infosys Technologies Limited ADR (Information Technology, IT Services)	2,071,230	64,166,705
ITC Limited (Consumer Staples, Tobacco)	11,762,640	59,697,505
Reliance Industries Limited (Energy, Oil, Gas & Consumable Fuels)	3,244,200	44,000,119
Reliance Industries Limited GDR (Energy, Oil, Gas & Consumable Fuels) 144A	1,246,587	33,533,190
Ultra Tech Cement Limited (Materials, Construction Materials)	286,000	12,018,471

		408,442,171

Indonesia: 1.90%
PT Astra International Tbk (Consumer Discretionary, Automobiles)	14,651,000	7,709,820
PT Bank Central Asia Tbk (Financials, Banks)	9,549,500	9,887,620
PT Blue Bird Tbk (Industrials, Road & Rail) †	13,605,309	8,579,302
PT Link Net Tbk (Telecommunication Services, Diversified Telecommunication Services) †	44,178,161	19,170,851
PT Matahari Department Store Tbk (Consumer Discretionary, Multiline Retail)	10,474,600	14,087,379
PT Telekomunikasi Indonesia Persero Tbk ADR (Telecommunication Services, Diversified Telecommunication Services)	768,877	31,816,130
PT Telekomunikasi Indonesia Persero Tbk (Telecommunication Services, Diversified Telecommunication Services)	2,000,000	402,243

		91,653,345

Malaysia: 1.33%
Genting Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	8,480,900	20,818,563
Genting Malaysia Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	18,396,300	22,173,753
KLCC Property Holdings Bhd (Financials, REITs)	3,437,900	6,814,986
Sime Darby Bhd (Industrials, Industrial Conglomerates)	5,565,937	14,142,125

		63,949,427

Mexico: 10.78%
America Movil SAB de CV ADR (Telecommunication Services, Wireless Telecommunication Services)	4,047,320	84,548,515
Cemex SAB de CV ADR (Materials, Construction Materials) †	5,573,745	53,619,425
Fibra Uno Administracion SAB de CV (Financials, REITs)	23,927,493	59,670,570
Fomento Economico Mexicano SAB de CV ADR (Consumer Staples, Beverages) †	1,242,100	112,397,629
Grupo Financiero Banorte SAB de CV (Financials, Banks)	12,648,611	71,751,311
Grupo Financiero Santander SAB de CV ADR (Financials, Banks)	2,248,441	22,866,645
Grupo Sanborns SA de CV (Consumer Discretionary, Multiline Retail)	4,264,153	6,406,513

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2015 (unaudited)	Wells Fargo Advantage Emerging Markets Equity Fund	9

Security name	Shares	Value

Mexico (continued)
Grupo Televisa SAB ADR (Consumer Discretionary, Media) †	1,434,000	$52,211,940
Wal-Mart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	23,477,100	55,242,036

		518,714,584

Peru: 0.41%
Compania de Minas Buenaventura SA ADR (Materials, Metals & Mining)	1,753,600	19,605,248

Philippines: 0.63%
Ayala Corporation (Financials, Diversified Financial Services)	647,624	11,324,543
Metropolitan Bank & Trust Company (Financials, Banks)	4,287,486	8,937,699
SM Investments Corporation (Industrials, Industrial Conglomerates)	488,582	9,870,649

		30,132,891

Russia : 2.88%
LUKOIL ADR - London Exchange (Energy, Oil, Gas & Consumable Fuels)	881,249	45,080,739
Magnit (Consumer Staples, Food & Staples Retailing) (a)	99,300	21,708,549
Mobile Telesystems ADR (Telecommunication Services, Wireless Telecommunication Services)	2,017,800	24,375,024
Sberbank of Russia (Financials, Banks) (a)	5,517,377	8,223,021
Sberbank of Russia ADR (Financials, Banks)	2,181,195	12,945,979
Yandex NV Class A (Information Technology, Internet Software & Services) †	1,375,106	26,457,039

		138,790,351

South Africa: 5.04%
Anglo American Platinum Limited (Materials, Metals & Mining) †	106,832	2,950,676
AngloGold Ashanti Limited ADR (Materials, Metals & Mining) †	1,077,592	12,209,117
Clicks Group Limited (Consumer Staples, Food & Staples Retailing)	1,020,000	7,816,937
Gold Fields Limited ADR (Materials, Metals & Mining)	660,700	3,019,399
Impala Platinum Holdings Limited (Materials, Metals & Mining) †	1,290,758	7,183,704
MTN Group Limited (Telecommunication Services, Wireless Telecommunication Services)	2,292,643	46,033,780
Sasol Limited (Energy, Oil, Gas & Consumable Fuels)	470,000	18,923,832
Shoprite Holdings Limited (Consumer Staples, Food & Staples Retailing)	4,088,100	58,492,252
Standard Bank Group Limited (Financials, Banks)	2,295,190	33,642,737
Tiger Brands Limited (Consumer Staples, Food Products)	2,015,333	52,453,486

		242,725,920

South Korea: 10.62%
Amorepacific Corporation (Consumer Staples, Personal Products) (a)	7,790	28,224,216
KB Financial Group Incorporated (Financials, Banks)	315,000	12,012,306
KB Financial Group Incorporated ADR (Financials, Banks)	93,117	3,550,551
KT Corporation (Telecommunication Services, Diversified Telecommunication Services) †	40,000	1,182,398
KT Corporation ADR (Telecommunication Services, Diversified Telecommunication Services)	4,334,813	63,158,225
KT&G Corporation (Consumer Staples, Tobacco)	624,091	55,364,789
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	175,836	230,671,114
Samsung Life Insurance Company Limited (Financials, Insurance)	677,337	66,251,889
Shinhan Financial Group Company Limited (Financials, Banks)	315,945	13,076,378
SK Hynix Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	875,000	37,436,922

		510,928,788

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Emerging Markets Equity Fund	Portfolio of investments—April 30, 2015 (unaudited)

Security name			Shares	Value

Taiwan: 8.78%
104 Corporation (Industrials, Commercial Services & Supplies) (l)†			1,655,000	$9,042,028
Far Eastern New Century Corporation (Industrials, Industrial Conglomerates)			21,988,675	24,152,586
Fuhwa Financial Holdings Company Limited (Financials, Capital Markets)			39,252,018	22,814,498
Media Tek Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)			2,939,881	37,789,787
President Chain Store Corporation (Consumer Staples, Food & Staples Retailing)			3,955,000	29,267,656
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)			8,585,224	41,331,600
Taiwan Semiconductor Manufacturing Company Limited ADR (Information Technology, Semiconductors & Semiconductor Equipment)			7,477,852	182,758,703
Uni-President Enterprises Corporation (Consumer Staples, Food Products)			45,996,508	75,275,815

				422,432,673

Thailand: 3.64%
Bangkok Bank PCL (Financials, Banks)			3,729,800	20,935,871
PTT Exploration & Production PCL (Energy, Oil, Gas & Consumable Fuels)			6,378,139	22,637,411
PTT PCL (Energy, Oil, Gas & Consumable Fuels)			3,475,900	37,537,400
Siam Commercial Bank PCL (Financials, Banks)			9,505,100	45,845,924
Thai Beverage PCL (Consumer Staples, Beverages)			89,027,000	48,106,337

				175,062,943

Turkey: 0.83%
Anadolu Efes Biracilik Ve Malt Sanayii AS (Consumer Staples, Beverages) †			2,920,453	24,585,830
Avivasa Emeklilik Ve Hayat AS (Financials, Insurance) «			378,063	7,075,311
Turkcell Iletisim Hizmetleri AS ADR (Telecommunication Services, Wireless Telecommunication Services) «			741,462	8,200,570

				39,861,711

United Arab Emirates: 0.07%
Emaar Malls Group (Financials, Real Estate Management & Development) †			3,773,147	3,294,986

United Kingdom: 1.18%
African Barrick Gold Limited (Materials, Metals & Mining)			1,068,500	4,738,811
Standard Chartered plc (Financials, Banks)			3,181,301	52,084,903

				56,823,714

Total Common Stocks (Cost $4,222,555,538)				4,595,908,375

	Interest rate	Maturity date	Principal
Convertible Debentures: 0.00%

Brazil: 0.00%
Lupatech SA (Energy, Energy Equipment & Services) (a)(i)(s)	6.50%	4-15-2018	$303,000	1,612

Total Convertible Debentures (Cost $160,691)				1,612

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2015 (unaudited)	Wells Fargo Advantage Emerging Markets Equity Fund	11

Security name	Dividend yield		Shares	Value

Preferred Stocks: 1.86%

Brazil: 1.86%
Lojas Americanas SA (Consumer Discretionary, Multiline Retail) ±	0.13%		14,769,628	$82,207,359
Vale SA ADR (Materials, Metals & Mining) ±	3.30		1,203,500	7,281,175

Total Preferred Stocks (Cost $99,573,278)				89,488,534

		Expiration date
Warrants: 0.01%

Malaysia: 0.01%
Genting Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure) †		12-18-2018	620,325	322,224

Total Warrants (Cost $292,284)				322,224

	Yield
Short-Term Investments: 4.37%

Investment Companies: 4.37%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.12		113,453,863	113,453,863
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.11		96,749,081	96,749,081

Total Short-Term Investments (Cost $210,202,944)				210,202,944

Total investments in securities (Cost $4,532,784,735) *	101.74%	4,895,923,689
Other assets and liabilities, net	(1.74)	(83,731,729)

Total net assets	100.00%	$4,812,191,960

«	All or a portion of this security is on loan.

†	Non-income-earning security

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(i)	Illiquid security

(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $4,555,692,985 and unrealized gains (losses) consists of:

Gross unrealized gains	$813,976,210
Gross unrealized losses	(473,745,506)

Net unrealized gains	$340,230,704

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Emerging Markets Equity Fund	Statement of assets and liabilities—April 30, 2015 (unaudited)

Assets
Investments
In unaffiliated securities (including $110,108,524 of securities loaned), at value (cost $4,316,905,855)	$4,676,678,717
In affiliated securities, at value (cost $215,878,880)	219,244,972

Total investments, at value (cost $4,532,784,735)	4,895,923,689
Foreign currency, at value (cost $24,850,831)	24,199,671
Receivable for investments sold	7,617,883
Receivable for Fund shares sold	12,461,141
Receivable for dividends	8,864,048
Receivable for securities lending income	113,060
Prepaid expenses and other assets	219,533

Total assets	4,949,399,025

Liabilities
Payable for investments purchased	2,020,884
Payable for Fund shares redeemed	15,973,221
Payable upon receipt of securities loaned	113,453,863
Advisory fee payable	4,006,308
Distribution fees payable	73,685
Administration fees payable	764,497
Accrued expenses and other liabilities	914,607

Total liabilities	137,207,065

Total net assets	$4,812,191,960

NET ASSETS CONSIST OF
Paid-in capital	$4,555,198,684
Overdistributed net investment income	(16,302,674)
Accumulated net realized losses on investments	(89,106,369)
Net unrealized gains on investments	362,402,319

Total net assets	$4,812,191,960

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$1,355,151,176
Shares outstanding – Class A1	64,602,545
Net asset value per share – Class A	$20.98
Maximum offering price per share – Class A2	$22.26
Net assets – Class B	$2,820,997
Shares outstanding – Class B1	157,433
Net asset value per share – Class B	$17.92
Net assets – Class C	$115,340,393
Shares outstanding – Class C1	6,485,848
Net asset value per share – Class C	$17.78
Net assets – Class R6	$41,385,272
Shares outstanding – Class R6[1]	1,882,715
Net asset value per share – Class R6	$21.98
Net assets – Administrator Class	$426,582,428
Shares outstanding – Administrator Class[1]	19,382,536
Net asset value per share – Administrator Class	$22.01
Net assets – Institutional Class	$2,870,911,694
Shares outstanding – Institutional Class[1]	130,623,258
Net asset value per share – Institutional Class	$21.98

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended April 30, 2015 (unaudited)	Wells Fargo Advantage Emerging Markets Equity Fund	13

Investment income
Dividends (net of foreign withholding taxes of $4,590,970)	$36,796,478
Securities lending income, net	813,948
Income from affiliated securities	79,332

Total investment income	37,689,758

Expenses
Advisory fee	23,411,413
Administration fees
Fund level	1,174,001
Class A	1,863,044
Class B	4,825
Class C	154,766
Class R6	5,450
Administrator Class	193,875
Institutional Class	1,086,585
Shareholder servicing fees
Class A	1,791,389
Class B	4,438
Class C	148,813
Administrator Class	466,921
Distribution fees
Class B	13,919
Class C	446,440
Custody and accounting fees	1,581,248
Professional fees	32,096
Registration fees	161,020
Shareholder report expenses	337,923
Trustees’ fees and expenses	5,662
Other fees and expenses	77,889

Total expenses	32,961,717
Less: Fee waivers and/or expense reimbursements	(1,317)

Net expenses	32,960,400

Net investment income	4,729,358

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized losses on:
Unaffiliated securities	(75,168,590)
Forward foreign currency contract transactions	(7,744)

Net realized losses on investments	(75,176,334)

Net change in unrealized gains (losses) on:
Unaffiliated securities	2,262,684
Affiliated securities	2,403,855

Net change in unrealized gains (losses) on investments	4,666,539

Net realized and unrealized gains (losses) on investments	(70,509,795)

Net decrease in net assets resulting from operations	$(65,780,437)

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Emerging Markets Equity Fund	Statement of changes in net assets

	Six months ended April 30, 2015 (unaudited)		Year ended October 31, 2014

Operations
Net investment income		$4,729,358		$29,047,921
Net realized gains (losses) on investments		(75,176,334)		21,339,971
Net change in unrealized gains (losses) on investments		4,666,539		(75,469,857)

Net decrease in net assets resulting from operations		(65,780,437)		(25,081,965)

Distributions to shareholders from
Net investment income
Class A		(9,924,129)		0
Class R6		(428,978)		(45,340)
Administrator Class		(2,112,578)		(1,783,180)
Institutional Class		(32,080,756)		(8,965,400)

Total distributions to shareholders		(44,546,441)		(10,793,920)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	10,515,460	209,909,893	32,727,297	667,582,307
Class B	228	3,989	783	13,808
Class C	114,303	1,947,773	586,118	10,456,764
Class R6	313,343	6,629,723	1,873,283	41,555,780
Administrator Class	3,567,415	76,598,937	13,152,480	287,170,895
Institutional Class	19,543,060	415,344,250	62,516,706	1,409,003,391

		710,434,565		2,415,782,945

Reinvestment of distributions
Class A	489,710	9,691,371	0	0
Class R6	20,724	428,978	2,064	45,340
Administrator Class	97,421	2,021,483	75,992	1,668,033
Institutional Class	1,420,577	29,405,954	367,774	8,083,670

		41,547,786		9,797,043

Payment for shares redeemed
Class A	(16,491,400)	(340,412,457)	(22,649,849)	(476,947,718)
Class B	(137,617)	(2,379,038)	(298,920)	(5,386,850)
Class C	(1,257,131)	(21,547,766)	(2,319,143)	(41,212,489)
Class R6	(47,744)	(1,020,765)	(489,299)	(10,990,607)
Administrator Class	(4,968,579)	(106,471,585)	(38,648,549)	(875,255,756)
Institutional Class	(19,122,007)	(404,233,429)	(29,608,625)	(662,852,447)

		(876,065,040)		(2,072,645,867)

Net increase (decrease) in net assets resulting from capital share transactions		(124,082,689)		352,934,121

Total increase (decrease) in net assets		(234,409,567)		317,058,236

Net assets
Beginning of period		5,046,601,527		4,729,543,291

End of period		$4,812,191,960		$5,046,601,527

Undistributed (overdistributed) net investment income		$(16,302,674)		$23,514,409

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Emerging Markets Equity Fund	15

(For a share outstanding throughout each period)

	Six months ended April 30, 2015 (unaudited)	Year ended October 31
CLASS A		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$21.44	$21.77	$20.48	$20.93	$21.65	$16.99
Net investment income (loss)	(0.01)	0.07	0.02	0.10	0.08	0.04 [2]
Net realized and unrealized gains (losses) on investments	(0.31)	(0.40)	1.33	(0.19)	(0.80)	4.63

Total from investment operations	(0.32)	(0.33)	1.35	(0.09)	(0.72)	4.67
Distributions to shareholders from
Net investment income	(0.14)	0.00	(0.06)	(0.14)	(0.00)[3]	(0.01)
Net realized gains	0.00	0.00	0.00	(0.22)	0.00	0.00

Total distributions to shareholders	(0.14)	0.00	(0.06)	(0.36)	(0.00)[3]	(0.01)
Net asset value, end of period	$20.98	$21.44	$21.77	$20.48	$20.93	$21.65
Total return[4]	(1.44)%	(1.52)%	6.62%	(0.31)%	(3.32)%	27.51%
Ratios to average net assets (annualized)
Gross expenses	1.65%	1.64%	1.65%	1.67%	1.68%	1.91%
Net expenses	1.65%	1.64%	1.65%	1.67%	1.68%	1.89%
Net investment income (loss)	(0.06)%	0.36%	0.15%	0.51%	0.44%	0.27%
Supplemental data
Portfolio turnover rate	5%	7%	13%	7%	5%	6%
Net assets, end of period (000s omitted)	$1,355,151	$1,502,597	$1,306,269	$920,709	$917,633	$820,716

[1]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Emerging Markets Growth Fund and Wells Fargo Advantage Emerging Markets Equity Fund. Evergreen Emerging Markets Growth Fund became the accounting and performance survivor in the transaction. The information for the period prior to July 19, 2010, is that of Class A of Evergreen Emerging Markets Growth Fund.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Total return calculations do not include any sales charges. Return for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Emerging Markets Equity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2015 (unaudited)	Year ended October 31
CLASS B		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$18.25	$18.67	$17.64	$18.06	$18.82	$14.87
Net investment loss	(0.07)[2]	(0.08)[2]	(0.12)[2]	(0.05)[2]	(0.08)[2]	(0.09)[2]
Net realized and unrealized gains (losses) on investments	(0.26)	(0.34)	1.15	(0.15)	(0.68)	4.04

Total from investment operations	(0.33)	(0.42)	1.03	(0.20)	(0.76)	3.95
Distributions to shareholders from
Net realized gains	0.00	0.00	0.00	(0.22)	0.00	0.00
Net asset value, end of period	$17.92	$18.25	$18.67	$17.64	$18.06	$18.82
Total return[3]	(1.81)%	(2.25)%	5.84%	(1.06)%	(4.04)%	26.56%
Ratios to average net assets (annualized)
Gross expenses	2.38%	2.39%	2.39%	2.41%	2.43%	2.66%
Net expenses	2.38%	2.39%	2.39%	2.41%	2.43%	2.64%
Net investment loss	(0.81)%	(0.46)%	(0.64)%	(0.28)%	(0.39)%	(0.54)%
Supplemental data
Portfolio turnover rate	5%	7%	13%	7%	5%	6%
Net assets, end of period (000s omitted)	$2,821	$5,380	$11,071	$15,408	$21,652	$30,989

[1]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Emerging Markets Growth Fund and Wells Fargo Advantage Emerging Markets Equity Fund. Evergreen Emerging Markets Growth Fund became the accounting and performance survivor in the transaction. The information for the period prior to July 19, 2010, is that of Class B of Evergreen Emerging Markets Growth Fund.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Return for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Emerging Markets Equity Fund	17

(For a share outstanding throughout each period)

	Six months ended April 30, 2015 (unaudited)	Year ended October 31
CLASS C		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$18.11	$18.53	$17.51	$17.92	$18.68	$14.77
Net investment loss	(0.07)[2]	(0.08)[2]	(0.11)[2]	(0.06)	(0.06)[2]	(0.08)[2]
Net realized and unrealized gains (losses) on investments	(0.26)	(0.34)	1.13	(0.13)	(0.70)	3.99

Total from investment operations	(0.33)	(0.42)	1.02	(0.19)	(0.76)	3.91
Distributions to shareholders from
Net realized gains	0.00	0.00	0.00	(0.22)	0.00	0.00
Net asset value, end of period	$17.78	$18.11	$18.53	$17.51	$17.92	$18.68
Total return[3]	(1.82)%	(2.27)%	5.83%	(1.01)%	(4.07)%	26.47%
Ratios to average net assets (annualized)
Gross expenses	2.40%	2.39%	2.39%	2.42%	2.43%	2.66%
Net expenses	2.40%	2.39%	2.39%	2.42%	2.43%	2.64%
Net investment loss	(0.80)%	(0.42)%	(0.62)%	(0.24)%	(0.32)%	(0.50)%
Supplemental data
Portfolio turnover rate	5%	7%	13%	7%	5%	6%
Net assets, end of period (000s omitted)	$115,340	$138,169	$173,454	$183,471	$200,796	$193,300

[1]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Emerging Markets Growth Fund and Wells Fargo Advantage Emerging Markets Equity Fund. Evergreen Emerging Markets Growth Fund became the accounting and performance survivor in the transaction. The information for the period prior to July 19, 2010, is that of Class C of Evergreen Emerging Markets Growth Fund.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Return for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Emerging Markets Equity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2015 (unaudited)	Year ended October 31
CLASS R6		2014	2013[1]
Net asset value, beginning of period	$22.53	$22.86	$20.89
Net investment income	0.06	0.21	0.01 [2]
Net realized and unrealized gains (losses) on investments	(0.35)	(0.44)	1.96

Total from investment operations	(0.29)	(0.23)	1.97
Distributions to shareholders from
Net investment income	(0.26)	(0.10)	0.00
Net asset value, end of period	$21.98	$22.53	$22.86
Total return[3]	(1.22)%	(1.01)%	9.43%
Ratios to average net assets (annualized)
Gross expenses	1.17%	1.17%	1.17%
Net expenses	1.17%	1.17%	1.17%
Net investment income	0.45%	0.88%	0.15%
Supplemental data
Portfolio turnover rate	5%	7%	13%
Net assets, end of period (000s omitted)	$41,385	$35,967	$4,809

[1]	For the period from June 28, 2013 (commencement of class operations) to October 31, 2013

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Emerging Markets Equity Fund	19

(For a share outstanding throughout each period)

	Six months ended April 30, 2015 (unaudited)	Year ended October 31
ADMINISTRATOR CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$22.44	$22.79	$21.44	$21.90	$22.63	$17.75
Net investment income	0.01 [2]	0.13 [2]	0.05	0.14	0.02	0.09 [2]
Net realized and unrealized gains (losses) on investments	(0.33)	0.44	1.40	(0.18)	(0.73)	4.83

Total from investment operations	(0.32)	(0.31)	1.45	(0.04)	(0.71)	4.92
Distributions to shareholders from
Net investment income	(0.11)	(0.04)	(0.10)	(0.20)	(0.02)	(0.04)
Net realized gains	0.00	0.00	0.00	(0.22)	0.00	0.00

Total distributions to shareholders	(0.11)	(0.04)	(0.10)	(0.42)	(0.02)	(0.04)
Net asset value, end of period	$22.01	$22.44	$22.79	$21.44	$21.90	$22.63
Total return[3]	(1.38)%	(1.36)%	6.83%	(0.13)%	(3.14)%	27.78%
Ratios to average net assets (annualized)
Gross expenses	1.48%	1.48%	1.48%	1.47%	1.47%	1.69%
Net expenses	1.48%	1.48%	1.48%	1.47%	1.47%	1.65%
Net investment income	0.14%	0.57%	0.35%	0.72%	0.70%	0.50%
Supplemental data
Portfolio turnover rate	5%	7%	13%	7%	5%	6%
Net assets, end of period (000s omitted)	$426,582	$464,135	$1,050,660	$634,428	$529,083	$248,493

[1]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Emerging Markets Growth Fund and Wells Fargo Advantage Emerging Markets Equity Fund. Evergreen Emerging Markets Growth Fund became the accounting and performance survivor in the transaction. The information for the period prior to July 19, 2010, is that of Class I of Evergreen Emerging Markets Growth Fund.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Emerging Markets Equity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2015 (unaudited)	Year ended October 31
INSTITUTIONAL CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$22.52	$22.86	$21.50	$21.96	$22.66	$20.11
Net investment income	0.04	0.15	0.11	0.22	0.16	0.00 [2,3]
Net realized and unrealized gains (losses) on investments	(0.33)	(0.40)	1.40	(0.22)	(0.81)	2.55

Total from investment operations	(0.29)	(0.25)	1.51	0.00	(0.65)	2.55
Distributions to shareholders from
Net investment income	(0.25)	(0.09)	(0.15)	(0.24)	(0.05)	0.00
Net realized gains	0.00	0.00	0.00	(0.22)	0.00	0.00

Total distributions to shareholders	(0.25)	(0.09)	(0.15)	(0.46)	(0.05)	0.00
Net asset value, end of period	$21.98	$22.52	$22.86	$21.50	$21.96	$22.66
Total return[4]	(1.23)%	(1.09)%	7.07%	0.13%	(2.89)%	12.68%
Ratios to average net assets (annualized)
Gross expenses	1.22%	1.21%	1.22%	1.24%	1.24%	1.48%
Net expenses	1.22%	1.21%	1.22%	1.24%	1.23%	1.30%
Net investment income	0.39%	0.77%	0.57%	1.04%	0.93%	0.02%
Supplemental data
Portfolio turnover rate	5%	7%	13%	7%	5%	6%
Net assets, end of period (000s omitted)	$2,870,912	$2,900,353	$2,183,281	$1,176,567	$541,644	$197,823

[1]	For the period from July 30, 2010 (commencement of class operations), to October 31, 2010

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Emerging Markets Equity Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services—Investment Companies. These financial statements report on the Wells Fargo Advantage Emerging Markets Equity Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2015, such fair value pricing was used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange

22	Wells Fargo Advantage Emerging Markets Equity Fund	Notes to financial statements (unaudited)

or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Notes to financial statements (unaudited)	Wells Fargo Advantage Emerging Markets Equity Fund	23

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of October 31, 2014, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $10,889,490 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

24	Wells Fargo Advantage Emerging Markets Equity Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Argentina	$29,078,019	$0	$0	$29,078,019
Brazil	431,373,474	0	0	431,373,474
Chile	82,796,802	0	0	82,796,802
China	365,806,801	629,445,569	0	995,252,370
Colombia	29,896,308	0	0	29,896,308
Hong Kong	34,318,996	270,773,654	0	305,092,650
India	281,752,896	126,689,275	0	408,442,171
Indonesia	50,986,981	40,666,364	0	91,653,345
Malaysia	6,814,986	57,134,441	0	63,949,427
Mexico	518,714,584	0	0	518,714,584
Peru	19,605,248	0	0	19,605,248
Philippines	0	30,132,891	0	30,132,891
Russia	50,832,063	87,958,288	0	138,790,351
South Africa	15,228,516	227,497,404	0	242,725,920
South Korea	122,073,565	388,855,223	0	510,928,788
Taiwan	182,758,703	239,673,970	0	422,432,673
Thailand	154,127,072	20,935,871	0	175,062,943
Turkey	8,200,570	31,661,141	0	39,861,711
United Arab Emirates	0	3,294,986	0	3,294,986
United Kingdom	0	56,823,714	0	56,823,714

Convertible debentures	0	0	1,612	1,612

Preferred stocks
Brazil	89,488,534	0	0	89,488,534

Warrants
Malaysia	0	322,224	0	322,224

Short-term investments
Investment companies	96,749,081	113,453,863	0	210,202,944
Total assets	$2,570,603,199	$2,325,318,878	$1,612	$4,895,923,689

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2015, fair value pricing was used in pricing certain foreign securities and securities valued at $2,098,710,824 were transferred from Level 1 to Level 2. The Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 1.10% and declining to 0.925% as the average daily net assets of the Fund increase. Prior to March 1,2015, Funds Management received an annual advisory fee which started at 1.10% and declined to 0.95% as the average daily net assets of the Fund increased. For the six months ended April 30, 2015, the advisory fee was equivalent to an annual rate of 1.00% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.65% and declining to 0.45% as the average daily net assets of the Fund increase.

Notes to financial statements (unaudited)	Wells Fargo Advantage Emerging Markets Equity Fund	25

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 29, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.67% for Class A shares, 2.42% for Class B shares, 2.42% for Class C shares, 1.18% for Class R6 shares, 1.50% for Administrator Class shares and 1.23% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended April 30, 2015, Funds Distributor received $3,114 from the sale of Class A shares and $41 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2015 were $208,611,489 and $303,406,261, respectively.

6. INVESTMENTS IN AFFILIATES

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were either affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	Income from affiliated securities	Realized gains (losses)
104 Corporation	1,655,000	0	0	1,655,000	$9,042,028	$0	$0

26	Wells Fargo Advantage Emerging Markets Equity Fund	Notes to financial statements (unaudited)

7. DERIVATIVE TRANSACTIONS

During the six months ended April 30, 2015, the Fund entered into forward foreign currency contracts for economic hedging purposes.

As of April 30, 2015, the Fund did not have any open forward foreign currency contracts. The Fund had average contract amounts of $224,906 and $628,246 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the six months ended April 30, 2015.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the appropriate financials statements.

8. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended April 30, 2015, the Fund paid $4,389 in commitment fees.

For the six months ended April 30, 2015, there were no borrowings by the Fund under the agreement.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage Emerging Markets Equity Fund	27

TAX INFORMATION

Pursuant to Section 853 of the Internal Revenue Code, the following amounts were designated as foreign taxes paid for the fiscal year ended October 31, 2014. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions
$7,862,864	$0.0343	87.00%

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo Advantage Emerging Markets Equity Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Emerging Markets Equity Fund	29

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

30	Wells Fargo Advantage Emerging Markets Equity Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PIK	— Payment-in-kind
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian leu
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

233652 06-15 SA238/SAR238 04-15

Wells Fargo Advantage

Emerging Markets Equity Income Fund

Semi-Annual Report

April 30, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of April 30, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Emerging Markets Equity Income Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

A worldwide trend toward looser monetary policy tended to support stock and bond markets in both developed and emerging economies.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Emerging Markets Equity Income Fund for the six-month period that ended April 30, 2015. The period was marked by low global interest rates as major central banks initiated or increased their quantitative easing programs. Emerging markets stocks, as measured by the MSCI Emerging Markets Index (Net)1, displayed considerable volatility because investors worried about slower economic growth in major economies such as China and Brazil. Even so, the index ended the period with a 3.92% gain.

Major central banks continued to provide liquidity to the markets.

A worldwide trend toward looser monetary policy tended to support stock and bond markets in both developed and emerging economies. Throughout the reporting period, the Federal Open Market Committee (FOMC), which is the U.S. Federal Reserve’s (Fed’s) monetary policymaking body, kept its key interest rate effectively at zero. Even though the FOMC ended its bond-buying program in October 2014 and guided investors to expect an interest-rate hike in mid- to late-2015, the Fed remained accommodative.

The European Central Bank maintained a variety of measures aimed at encouraging lending, including making funds available to banks at low interest rates and imposing a negative interest rate on bank deposits held at the central bank. In January 2015, the bank announced quantitative easing via significant bond purchases in an attempt to raise the eurozone’s inflation to just under its target of 2%. In China, the People’s Bank of China cut its benchmark interest rate twice during the reporting period in order to support a slowing economy.

The Central Bank of Brazil bucked the trend by raising its key rate to 13.25% on April 29, 2015, in an attempt to combat the country’s high rate of inflation.

Currency movements and worries about economic growth dominated the emerging markets landscape.

The projected actions of the Fed—whether it would raise interest rates and when—dominated the emerging markets landscape throughout much of the reporting period. Many emerging markets governments and companies have U.S. dollar-denominated debt outstanding; a rise in U.S. interest rates could make it more expensive to refinance that debt. In addition, near-zero U.S. rates supported capital inflows into emerging markets because investors became more willing to accept higher risk in exchange for potentially higher returns. In the past, even the prospect of higher U.S. rates caused such flows to reverse. Currency swings thus had a large effect on the emerging markets landscape, with notable weakness in the Brazilian real.

Country-specific factors also played a role in the real’s decline; Brazil faces a challenging situation with a growing corruption scandal affecting the state-controlled oil company, a struggling economy, and a severe drought affecting the city of São Paulo.

In China, government data showed a slowdown in fixed-asset investment, which includes property investment, and modest growth in manufacturing and housing

[1]	The Morgan Stanley Capital International (MSCI) Emerging Markets Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. The MSCI Emerging Markets Index (Net) consists of the following 23 emerging markets country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Letter to shareholders (unaudited)	Wells Fargo Advantage Emerging Markets Equity Income Fund	3

sales. However, China’s growth rates still contrasted favorably with stagnant growth in most developed economies. Chinese markets also benefited from the Shanghai-Hong Kong Stock Connect program, launched in November 2014, which made it easier for mainland investors to purchase stocks on the Hong Kong exchange and for international investors to purchase stocks on the Shanghai exchange. The resulting surge in demand helped the MSCI China Index (Net)2 end the period with a 29.61% gain.

Among smaller markets, South Korea ended with a modest gain for the period as the stronger U.S. dollar tended to support exporters such as South Korea. India’s stock market benefited from lower inflation and signs of improving economic growth, but delays in key reforms caused the Indian market to underperform the benchmark.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Among smaller markets, South Korea ended with a modest gain for the period as the stronger U.S. dollar tended to support exporters such as South Korea.

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

[2]	The Morgan Stanley Capital International (MSCI) China Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance in China. You cannot invest directly in an index.

4	Wells Fargo Advantage Emerging Markets Equity Income Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks to achieve long-term capital appreciation and current income.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Anthony L.T. Cragg

Alison Shimada

Average annual total returns (%) as of April 30, 2015

		Including sales charge		Excluding sales charge		Expense ratios[1] (%)
	Inception date	1 year	Since inception	1 year	Since inception	Gross	Net[2]
Class A (EQIAX)	5-31-2012	3.52	7.93	9.79	10.14	2.08	1.66
Class C (EQICX)	5-31-2012	8.06	9.35	9.06	9.35	2.83	2.41
Administrator Class (EQIDX)	5-31-2012	–	–	10.15	10.39	1.92	1.46
Institutional Class (EQIIX)	5-31-2012	–	–	10.23	10.59	1.65	1.26
MSCI Emerging Markets Index (Net)[3]	–	–	–	7.80	7.63	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Emerging Markets Equity Income Fund	5

Ten largest holdings[4] (%) as of April 30, 2015
Bank of China Limited H Shares	3.39
Industrial & Commercial Bank of China Limited H Shares	2.83
China Mobile Limited	2.47
Cosco Pacific Limited	1.94
Grupo Aeroportuario del Centro Norte SAB de CV	1.92
China Construction Bank Corporation H Shares	1.85
Chicony Electronics Company Limited	1.63
China Power International Development Limited	1.52
Kangwon Land Incorporated	1.43
Agricultural Bank of China Limited H Shares	1.35

Country allocation[5] as of April 30, 2015

Sector distribution[5] as of April 30, 2015

[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[2]	The Adviser has committed through February 29, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.65% for Class A, 2.40% for Class C, 1.45% for Administrator Class, and 1.25% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[3]	The Morgan Stanley Capital International (MSCI) Emerging Markets Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. The MSCI Emerging Markets Index (Net) consists of the following 23 emerging markets country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey,* and United Arab Emirates. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

[4]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[5]	Amounts are calculated based on the total long-term investments of the Fund. These percentages are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Emerging Markets Equity Income Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2014 to April 30, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11-1-2014	Ending account value 4-30-2015	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,037.75	$8.34	1.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.61	$8.25	1.65%
Class C
Actual	$1,000.00	$1,034.63	$12.11	2.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,012.89	$11.98	2.40%
Administrator Class
Actual	$1,000.00	$1,039.36	$7.33	1.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.25	1.45%
Institutional Class
Actual	$1,000.00	$1,040.07	$6.32	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.26	1.25%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—April 30, 2015 (unaudited)	Wells Fargo Advantage Emerging Markets Equity Income Fund	7

Security name	Shares	Value

Common Stocks: 82.97%

Australia: 0.53%
BHP Billiton Limited (Materials, Metals & Mining)	26,536	$677,638

Brazil: 5.81%
Alupar Investimento SA (Utilities, Electric Utilities)	131,160	804,908
Ambev SA (Consumer Staples, Beverages)	236,600	1,487,314
BM&F Bovespa SA (Financials, Diversified Financial Services)	120,300	495,502
Cielo SA (Information Technology, IT Services)	112,100	1,560,422
Itau Unibanco Holding SA ADR (Financials, Banks)	121,848	1,562,091
Telefonica Brasil ADR (Telecommunication Services, Diversified Telecommunication Services)	36,093	592,647
Valid Solucoes SA (Industrials, Commercial Services & Supplies)	64,300	999,836

		7,502,720

Cayman Islands: 2.48%
ANTA Sports Products Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	754,000	1,661,601
KWG Property Holding Limited (Financials, Real Estate Management & Development)	1,525,000	1,540,853

		3,202,454

Chile: 0.80%
Aguas Andinas SA Class A (Utilities, Water Utilities)	1,740,072	1,025,544

China: 18.67%
Agricultural Bank of China Limited H Shares (Financials, Banks)	3,096,000	1,742,986
Bank of China Limited H Shares (Financials, Banks)	6,390,000	4,378,447
Beijing Capital International Airport Company Limited H Shares (Industrials, Transportation Infrastructure)	514,000	546,318
China BlueChemical Limited H Shares (Materials, Chemicals)	2,464,000	1,097,402
China Communications Construction Company Limited H Shares (Industrials, Construction & Engineering)	447,000	813,028
China Construction Bank H Shares (Financials, Banks)	2,467,000	2,394,802
China Hongqiao Group Limited (Materials, Metals & Mining)	1,405,000	1,308,054
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	223,500	3,192,314
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	1,705,600	1,609,687
Datang International Power Generation Company Limited H Shares (Utilities, Independent Power & Renewable Electricity Producers)	1,518,000	887,976
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	4,206,000	3,648,540
PetroChina Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	1,252,000	1,614,783
Qinhuangdao Port Company Limited H Shares (Industrials, Transportation Infrastructure)	1,283,000	869,067

		24,103,404

Czech Republic: 0.37%
Komercni Banka AS (Financials, Banks)	2,150	479,465

Hong Kong: 6.00%
China Power International Development Limited (Utilities, Independent Power & Renewable Electricity Producers)	3,053,000	1,968,164
COSCO Pacific Limited (Industrials, Transportation Infrastructure)	1,595,517	2,502,039
Far East Horizon Limited (Financials, Diversified Financial Services)	1,447,000	1,528,138
Franshion Properties China Limited (Financials, Real Estate Management & Development)	2,834,000	1,144,994
Texwinca Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	624,000	605,115

		7,748,450

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Emerging Markets Equity Income Fund	Portfolio of investments—April 30, 2015 (unaudited)

Security name	Shares	Value

Indonesia: 1.56%
PT Bank Tabungan Negara Persero Tbk (Financials, Banks)	6,594,300	$564,998
PT Indo Tambangraya Megah Tbk (Energy, Oil, Gas & Consumable Fuels)	311,800	302,750
PT Telekomunikasi Indonesia Persero Tbk (Telecommunication Services, Diversified Telecommunication Services)	5,700,300	1,146,452

		2,014,200

Malaysia: 2.70%
Berjaya Sports Toto Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	455,700	417,123
Malakoff Corporation Bhd (Utilities, Independent Power & Renewable Electricity Producers) (a)	943,575	481,656
Sunway Real Estate Investment Trust (Financials, REITs)	1,028,400	493,771
Telecom Malaysia Bhd (Telecommunication Services, Diversified Telecommunication Services)	507,081	1,052,936
Tenaga Nasional Bhd (Utilities, Electric Utilities)	131,700	530,058
Westports Holdings Bhd (Industrials, Transportation Infrastructure)	401,963	507,885

		3,483,429

Mexico: 7.30%
Bolsa Mexicana de Valores SA (Financials, Diversified Financial Services)	482,201	928,132
Grupo Aeroportuario del Centro Norte SAB de CV (Industrials, Transportation Infrastructure)	496,935	2,481,112
Grupo Aeroportuario del Pacifico SAB de CV (Industrials, Transportation Infrastructure)	244,435	1,737,110
Grupo Financiero Santander SAB de CV (Financials, Banks)	749,858	1,527,380
Macquarie Mexico Real Estate Management SA de CV (Financials, REITs) 144A	1,045,294	1,582,045
Wal-Mart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	499,040	1,174,250

		9,430,029

Panama: 0.92%
Banco Latinoamericano de Comercio Exterior SA (Financials, Banks)	37,374	1,187,372

Philippines: 0.74%
Philippine Long Distance Telephone Company (Telecommunication Services, Wireless Telecommunication Services)	7,245	454,611
Premium Leisure Corporation (Financials, Diversified Financial Services)	13,847,000	505,724

		960,335

Poland: 0.97%
Bank Pekao SA (Financials, Banks)	11,933	620,262
Powszechny Zaklad Ubezpieczen SA (Financials, Insurance)	4,794	625,256

		1,245,518

Qatar: 0.91%
Industries Qatar (Industrials, Industrial Conglomerates)	29,708	1,178,823

Russia: 0.44%
Moscow Exchange MICEX-RTS OAO (Financials, Diversified Financial Services) (a)	381,079	568,693

Singapore: 1.71%
Asian Pay Television Trust (Consumer Discretionary, Media)	1,757,300	1,195,261
Hutchison Port Holdings Trust (Industrials, Transportation Infrastructure)	1,498,000	1,009,292

		2,204,553

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2015 (unaudited)	Wells Fargo Advantage Emerging Markets Equity Income Fund	9

Security name	Shares	Value

South Africa: 6.33%
Barclays Africa Group Limited (Financials, Banks)	83,198	$1,332,671
FirstRand Limited (Financials, Diversified Financial Services)	211,801	1,011,793
Imperial Holdings Limited (Consumer Discretionary, Distributors)	33,160	555,308
MMI Holdings Limited (Financials, Insurance)	498,513	1,418,486
MTN Group Limited (Telecommunication Services, Wireless Telecommunication Services)	46,529	934,252
Reunert Limited (Industrials, Industrial Conglomerates)	241,157	1,229,478
Sanlam Limited (Financials, Insurance)	176,215	1,139,691
Woolworths Holdings Limited (Consumer Discretionary, Multiline Retail)	73,932	556,172

		8,177,851

South Korea: 9.19%
Grand Korea Leisure Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	36,730	1,314,477
Hite Jinro Company Limited (Consumer Staples, Beverages)	34,320	726,556
Kangwon Land Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	54,196	1,847,451
Korea Electric Power Corporation (Utilities, Electric Utilities)	38,131	1,658,085
Korea Reinsurance Company (Financials, Insurance)	59,100	653,570
KT&G Corporation (Consumer Staples, Tobacco)	12,357	1,096,223
Macquarie Korea Infrastructure Fund (Financials, Capital Markets)	209,503	1,545,866
POSCO (Materials, Metals & Mining)	5,484	1,291,831
SK Telecom Company Limited ADR (Telecommunication Services, Wireless Telecommunication Services)	58,172	1,724,800

		11,858,859

Taiwan: 10.98%
Advanced Semiconductor Engineering Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	809,000	1,147,263
Chicony Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	733,465	2,109,063
China Trust Financial Holding Company Limited (Financials, Banks)	770,000	599,347
Chroma ATE Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	174,000	419,086
Chunghwa Telecom Company Limited (Telecommunication Services, Diversified Telecommunication Services)	159,000	513,139
Cleanaway Company Limited (Industrials, Commercial Services & Supplies)	145,000	898,455
CTCI Corporation (Industrials, Construction & Engineering)	613,000	1,077,819
Delta Electronics Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	78,000	469,362
King Yuan Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	1,050,000	954,469
Media Tek Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	47,000	604,147
Mega Financial Holding Company Limited (Financials, Banks)	580,065	515,945
Namchow Chemical Industrial Company Limited (Consumer Staples, Food Products)	298,000	661,001
Nan Ya Plastics Corporation (Materials, Chemicals)	399,000	980,661
Siliconware Precision Industries Company (Information Technology, Semiconductors & Semiconductor Equipment)	331,000	543,768
Teco Electric & Machinery Company Limited (Industrials, Electrical Equipment)	893,000	867,023
United Microelectronics Corporation ADR (Information Technology, Semiconductors & Semiconductor Equipment)	358,309	867,108
WPG Holdings Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	762,000	953,325

		14,180,981

Thailand: 3.05%
BTS Group Holdings PCL (Industrials, Road & Rail)	4,250,700	1,192,749
Dynasty Ceramic PCL (Industrials, Building Products)	6,618,560	811,132
Intouch Holding PCL (Telecommunication Services, Wireless Telecommunication Services)	418,300	622,660
Land & Houses PCL (Financials, Real Estate Management & Development)	2,406,100	695,473
Major Cineplex Group PCL (Consumer Discretionary, Media)	608,800	618,680

		3,940,694

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Emerging Markets Equity Income Fund	Portfolio of investments—April 30, 2015 (unaudited)

Security name			Shares	Value

Turkey: 1.51%
Cimsa Cimento Sanayi ve Ticaret AS (Materials, Construction Materials)			199,228	$1,222,424
Dogus Otomotiv Servis ve Ticaret AS (Consumer Discretionary, Distributors)			149,059	724,853

				1,947,277

Total Common Stocks (Cost $96,155,994)				107,118,289

		Expiration date
Participation Notes: 7.32%

China: 2.36%
HSBC Bank plc (China Vanke Company Limited Class A) (Financials, Real Estate Management & Development) †		2-11-2019	597,000	1,405,816
HSBC Bank PLC (Daqin Railway Company Limited Class A) (Industrials, Road & Rail) †		10-28-2020	138,622	312,342
Standard Chartered Bank (Daqin Railway Company Limited Class A) (Industrials, Road & Rail) †		3-30-2016	316,000	712,008
Standard Chartered Bank (SAIC Motor Corporation Limited Class A) (Consumer Discretionary, Automobiles) †		4-29-2016	140,000	609,668

				3,039,834

India: 4.36%
HSBC Bank plc (Akzo Nobel India) (Materials, Construction Materials)		1-9-2025	30,986	683,429
HSBC Bank plc (Coal India Limited) (Materials, Metals & Mining) †		11-2-2020	192,998	1,102,017
HSBC Bank plc (Indiabulls Housing Finance) (Financials, Diversified Financial Services) †		6-18-2024	148,613	1,388,722
HSBC Bank plc (Mphasis Limted) (Information Technology, Semiconductors & Semiconductor Equipment) †		6-1-2020	82,000	509,781
HSBC Bank plc (NTPC Limited) (Utilities, Electric Utilities) †		5-6-2024	200,375	474,057
HSBC Bank plc (Oil & Natural Gas Corporation Limited) (Energy, Oil, Gas & Consumable Fuels) †		1-10-2024	139,072	665,490
HSBC Bank plc (Power Finance Corporation) (Financials, Diversified Financial Services) †		11-21-2023	192,487	804,895

				5,628,391

Qatar: 0.60%
HSBC Bank plc (Qatar National Bank) (Financials, Banks) †		8-1-2023	385,518	778,269

Total Participation Notes (Cost $9,375,690)				9,446,494

	Dividend yield
Preferred Stocks: 1.14%

Brazil: 1.14%
Banco Bradesco SA (Financials, Banks) ±	3.43%		138,560	1,478,979

Total Preferred Stocks (Cost $1,345,867)				1,478,979

Exchange-Traded Funds: 0.71%

Russia: 0.71%
Market Vectors Russia ETF			46,741	920,798

Total Exchange-Traded Funds (Cost $828,259)				920,798

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2015 (unaudited)	Wells Fargo Advantage Emerging Markets Equity Income Fund	11

Security name	Yield	Shares	Value

Short-Term Investments: 5.37%

Investment Companies: 5.37%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)	0.11%	6,930,129	$6,930,129

Total Short-Term Investments (Cost $6,930,129)			6,930,129

Total investments in securities (Cost $114,635,939) *	97.51%	125,894,689
Other assets and liabilities, net	2.49	3,211,983

Total net assets	100.00%	$129,106,672

±	Variable rate investment. The rate shown is the rate in effect at period end.

†	Non-income-earning security

(u)	The rate represents the 7-day annualized yield at period end.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

*	Cost for federal income tax purposes is $116,040,701 and unrealized gains (losses) consists of:

Gross unrealized gains	$13,474,069
Gross unrealized losses	(3,620,081)

Net unrealized gains	$9,853,988

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Emerging Markets Equity Income Fund	Statement of assets and liabilities—April 30, 2015 (unaudited)

Assets
Investments
In unaffiliated securities, at value (cost $107,705,810)	$118,964,560
In affiliated securities, at value (cost $6,930,129)	6,930,129

Total investments, at value (cost $114,635,939)	125,894,689
Foreign currency, at value (cost $274,648)	276,441
Receivable for investments sold	2,670,111
Receivable for Fund shares sold	2,133,825
Receivable for dividends	263,514
Prepaid expenses and other assets	30,966

Total assets	131,269,546

Liabilities
Payable for investments purchased	1,869,057
Payable for Fund shares redeemed	131,616
Advisory fee payable	84,304
Distribution fee payable	5,132
Administration fees payable	17,841
Accrued expenses and other liabilities	54,924

Total liabilities	2,162,874

Total net assets	$129,106,672

NET ASSETS CONSIST OF
Paid-in capital	$121,600,522
Undistributed net investment income	287,167
Accumulated net realized losses on investments	(4,034,743)
Net unrealized gains on investments	11,253,726

Total net assets	$129,106,672

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$20,500,500
Shares outstanding – Class A1	1,749,198
Net asset value per share – Class A	$11.72
Maximum offering price per share – Class A2	$12.44
Net assets – Class C	$8,826,317
Shares outstanding – Class C1	755,185
Net asset value per share – Class C	$11.69
Net assets – Administrator Class	$47,634,196
Shares outstanding – Administrator Class[1]	4,056,524
Net asset value per share – Administrator Class	$11.74
Net assets – Institutional Class	$52,145,659
Shares outstanding – Institutional Class[1]	4,445,357
Net asset value per share – Institutional Class	$11.73

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended April 30, 2015 (unaudited)	Wells Fargo Advantage Emerging Markets Equity Income Fund	13

Investment income
Dividends (net of foreign withholding taxes of $130,806)	$1,210,221
Income from affiliated securities	2,819

Total investment income	1,213,040

Expenses
Advisory fee	545,679
Administration fees
Fund level	24,804
Class A	20,192
Class C	9,124
Administrator Class	19,305
Institutional Class	15,221
Shareholder servicing fees
Class A	19,416
Class C	8,773
Administrator Class	48,262
Distribution fee
Class C	26,318
Custody and accounting fees	61,888
Professional fees	22,947
Registration fees	30,534
Shareholder report expenses	9,650
Trustees’ fees and expenses	7,156
Interest expense	1,472
Other fees and expenses	12,392

Total expenses	883,133
Less: Fee waivers and/or expense reimbursements	(151,540)

Net expenses	731,593

Net investment income	481,447

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments	(2,073,197)
Net change in unrealized gains (losses) on investments	6,767,705

Net realized and unrealized gains (losses) on investments	4,694,508

Net increase in net assets resulting from operations	$5,175,955

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Emerging Markets Equity Income Fund	Statement of changes in net assets

	Six months ended April 30, 2015 (unaudited)		Year ended October 31, 2014

Operations
Net investment income		$481,447		$2,263,545
Net realized losses on investments		(2,073,197)		(1,885,047)
Net change in unrealized gains (losses) on investments		6,767,705		3,323,488

Net increase in net assets resulting from operations		5,175,955		3,701,986

Distributions to shareholders from
Net investment income
Class A		(44,825)		(365,935)
Class C		(6,415)		(99,761)
Administrator Class		(162,965)		(734,156)
Institutional Class		(213,116)		(960,146)
Net realized gains
Class A		0		(297,936)
Class C		0		(99,039)
Administrator Class		0		(465,603)
Institutional Class		0		(190,076)

Total distributions to shareholders		(427,321)		(3,212,652)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	792,738	8,786,992	1,137,117	12,671,376
Class C	284,661	3,168,097	413,136	4,655,213
Administrator Class	1,789,779	20,110,326	4,410,592	50,555,968
Institutional Class	1,599,372	17,768,139	5,192,856	56,567,470

		49,833,554		124,450,027

Reinvestment of distributions
Class A	4,012	44,288	58,552	659,941
Class C	588	6,415	17,625	198,800
Administrator Class	13,448	150,146	102,116	1,157,719
Institutional Class	8,145	91,218	76,117	868,402

		292,067		2,884,862

Payment for shares redeemed
Class A	(284,054)	(3,128,726)	(693,777)	(8,135,229)
Class C	(94,724)	(1,066,859)	(38,131)	(422,208)
Administrator Class	(2,406,768)	(27,120,506)	(999,004)	(11,045,099)
Institutional Class	(257,522)	(2,861,853)	(2,688,911)	(30,101,322)

		(34,177,944)		(49,703,858)

Net increase in net assets resulting from capital share transactions		15,947,677		77,631,031

Total increase in net assets		20,696,311		78,120,365

Net assets
Beginning of period		108,410,361		30,289,996

End of period		$129,106,672		$108,410,361

Undistributed net investment income		$287,167		$233,041

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Emerging Markets Equity Income Fund	15

(For a share outstanding throughout each period)

	Six months ended April 30, 2015 (unaudited)	Year ended October 31
CLASS A		2014	2013	2012[1]
Net asset value, beginning of period	$11.33	$11.79	$11.17	$10.00
Net investment income	0.04	0.33	0.31	0.13
Net realized and unrealized gains (losses) on investments	0.39	(0.11)	0.88	1.15

Total from investment operations	0.43	0.22	1.19	1.28
Distributions to shareholders from
Net investment income	(0.04)	(0.31)	(0.34)	(0.11)
Net realized gains	0.00	(0.37)	(0.23)	0.00

Total distributions to shareholders	(0.04)	(0.68)	(0.57)	(0.11)
Net asset value, end of period	$11.72	$11.33	$11.79	$11.17
Total return[2]	3.77%	2.05%	10.94%	12.80%
Ratios to average net assets (annualized)
Gross expenses	1.96%	2.09%	2.88%	4.29%
Net expenses	1.65%	1.65%	1.65%	1.65%
Net investment income	0.84%	3.12%	2.64%	2.94%
Supplemental data
Portfolio turnover rate	53%	91%	85%	39%
Net assets, end of period (000s omitted)	$20,501	$14,010	$8,658	$628

[1]	For the period from May 31, 2012 (commencement of class operations) to October 31, 2012

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Emerging Markets Equity Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2015 (unaudited)	Year ended October 31
CLASS C		2014	2013	2012[1]
Net asset value, beginning of period	$11.32	$11.79	$11.16	$10.00
Net investment income	0.00 [2]	0.23	0.22	0.10
Net realized and unrealized gains (losses) on investments	0.38	(0.08)	0.89	1.13

Total from investment operations	0.38	0.15	1.11	1.23
Distributions to shareholders from
Net investment income	(0.01)	(0.25)	(0.25)	(0.07)
Net realized gains	0.00	(0.37)	(0.23)	0.00

Total distributions to shareholders	(0.01)	(0.62)	(0.48)	(0.07)
Net asset value, end of period	$11.69	$11.32	$11.79	$11.16
Total return[3]	3.46%	1.27%	10.11%	12.49%
Ratios to average net assets (annualized)
Gross expenses	2.71%	2.83%	3.81%	5.03%
Net expenses	2.40%	2.40%	2.40%	2.41%
Net investment income	0.05%	2.17%	1.80%	2.24%
Supplemental data
Portfolio turnover rate	53%	91%	85%	39%
Net assets, end of period (000s omitted)	$8,826	$6,390	$2,028	$562

[1]	For the period from May 31, 2012 (commencement of class operations) to October 31, 2012

[2]	Amount less than $0.005 per share

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Emerging Markets Equity Income Fund	17

(For a share outstanding throughout each period)

	Six months ended April 30, 2015 (unaudited)	Year ended October 31
ADMINISTRATOR CLASS		2014	2013	2012[1]
Net asset value, beginning of period	$11.35	$11.80	$11.17	$10.00
Net investment income	0.05	0.33 [2]	0.32	0.14
Net realized and unrealized gains (losses) on investments	0.38	(0.08)	0.89	1.14

Total from investment operations	0.43	0.25	1.21	1.28
Distributions to shareholders from
Net investment income	(0.04)	(0.33)	(0.35)	(0.11)
Net realized gains	0.00	(0.37)	(0.23)	0.00

Total distributions to shareholders	(0.04)	(0.70)	(0.58)	(0.11)
Net asset value, end of period	$11.74	$11.35	$11.80	$11.17
Total return[3]	3.94%	2.30%	11.13%	12.89%
Ratios to average net assets (annualized)
Gross expenses	1.79%	1.91%	2.94%	4.14%
Net expenses	1.45%	1.45%	1.45%	1.45%
Net investment income	0.93%	2.89%	2.70%	3.17%
Supplemental data
Portfolio turnover rate	53%	91%	85%	39%
Net assets, end of period (000s omitted)	$47,634	$52,896	$13,527	$5,285

[1]	For the period from May 31, 2012 (commencement of class operations) to October 31, 2012

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Emerging Markets Equity Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2015 (unaudited)	Year ended October 31
INSTITUTIONAL CLASS		2014	2013	2012[1]
Net asset value, beginning of period	$11.34	$11.79	$11.17	$10.00
Net investment income	0.07	0.35	0.34	0.15
Net realized and unrealized gains (losses) on investments	0.38	(0.07)	0.89	1.14

Total from investment operations	0.45	0.28	1.23	1.29
Distributions to shareholders from
Net investment income	(0.06)	(0.36)	(0.38)	(0.12)
Net realized gains	0.00	(0.37)	(0.23)	0.00

Total distributions to shareholders	(0.06)	(0.73)	(0.61)	(0.12)
Net asset value, end of period	$11.73	$11.34	$11.79	$11.17
Total return[2]	4.01%	2.52%	11.32%	12.98%
Ratios to average net assets (annualized)
Gross expenses	1.53%	1.62%	2.74%	3.92%
Net expenses	1.25%	1.25%	1.25%	1.25%
Net investment income	1.24%	3.69%	2.88%	3.39%
Supplemental data
Portfolio turnover rate	53%	91%	85%	39%
Net assets, end of period (000s omitted)	$52,146	$35,114	$6,077	$5,082

[1]	For the period from May 31, 2012 (commencement of class operations) to October 31, 2012

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Emerging Markets Equity Income Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage Emerging Markets Equity Income Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2015, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

20	Wells Fargo Advantage Emerging Markets Equity Income Fund	Notes to financial statements (unaudited)

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of October 31, 2014, the Fund had capital loss carryforwards which consist of $1,412,277 in short-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to financial statements (unaudited)	Wells Fargo Advantage Emerging Markets Equity Income Fund	21

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Common stocks
Australia	$0	$677,638	$0	$677,638
Brazil	7,502,720	0	0	7,502,720
Cayman Islands	1,661,601	1,540,853	0	3,202,454
Chile	0	1,025,544	0	1,025,544
China	869,067	23,234,337	0	24,103,404
Czech Republic	479,465	0	0	479,465
Hong Kong	0	7,748,450	0	7,748,450
Indonesia	0	2,014,200	0	2,014,200
Malaysia	1,418,779	2,064,650	0	3,483,429
Mexico	9,430,029	0	0	9,430,029
Panama	1,187,372	0	0	1,187,372
Philippines	0	960,335	0	960,335
Poland	0	1,245,518	0	1,245,518
Qatar	0	1,178,823	0	1,178,823
Russia	0	568,693	0	568,693
Singapore	1,195,261	1,009,292	0	2,204,553
South Africa	2,647,964	5,529,887	0	8,177,851
South Korea	5,020,459	6,838,400	0	11,858,859
Taiwan	867,108	13,313,873	0	14,180,981
Thailand	2,622,561	1,318,133	0	3,940,694
Turkey	0	1,947,277	0	1,947,277

Participation notes
China	0	3,039,834	0	3,039,834
India	0	5,628,391	0	5,628,391
Qatar	0	778,269	0	778,269

Preferred stocks
Brazil	1,478,979	0	0	1,478,979

Exchange-traded funds
Russia	920,798	0	0	920,798

Short-term investments
Investment companies	6,930,129	0	0	6,930,129
Total assets	$44,232,292	$81,662,397	$0	$125,894,689

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2015, fair value pricing was used in pricing certain foreign securities and securities valued at $44,928,410 were transferred from Level 1 to Level 2. The Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

22	Wells Fargo Advantage Emerging Markets Equity Income Fund	Notes to financial statements (unaudited)

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 1.10% and declining to 0.925% as the average daily net assets of the Fund increase. Prior to March 1, 2015, Funds Management received an annual advisory fee which started at 1.10% and declined to 0.95% as the average daily net assets of the Fund increased. For the six months ended April 30, 2015, the advisory fee was equivalent to an annual rate of 1.10% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.65% and declining to 0.45% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 29, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.65% for Class A shares, 2.40% for Class C shares, 1.45% for Administrator Class shares and 1.25% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended April 30, 2015, Funds Distributor received $11,349 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2015 were $64,350,738 and $50,784,365, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit

Notes to financial statements (unaudited)	Wells Fargo Advantage Emerging Markets Equity Income Fund	23

agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended April 30, 2015, the Fund paid $90 in commitment fees.

During the six months ended April 30, 2015, the Fund had average borrowings outstanding of $107,445 (on an annualized basis) at an average rate of 1.37% and paid interest in the amount of $1,472.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. SUBSEQUENT DISTRIBUTIONS

On May 22, 2015, the Fund declared distributions from net investment income to shareholders of record on May 21, 2015. The per share amounts payable on May 26, 2015 were as follows:

Net investment income
Class A	$0.02390
Class C	$0.01810
Administrator Class	$0.02533
Institutional Class	$0.02748

On June 24, 2015, the Fund declared distributions from net investment income to shareholders of record on June 23, 2015. The per share amounts payable on June 25, 2015 were as follows:

Net investment income
Class A	$0.04763
Class C	$0.04088
Administrator Class	$0.04893
Institutional Class	$0.05157

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the Fund’s tax year-end.

24	Wells Fargo Advantage Emerging Markets Equity Income Fund	Other information (unaudited)

TAX INFORMATION

Pursuant to Section 853 of the Internal Revenue Code, the following amounts were designated as foreign taxes paid for the fiscal year ended October 31, 2014. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions
$303,444	$0.0318	95.88%

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Emerging Markets Equity Income Fund	25

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

26	Wells Fargo Advantage Emerging Markets Equity Income Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Emerging Markets Equity Income Fund	27

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PIK	— Payment-in-kind
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian leu
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

233653 06-15 SA262/SAR262 04-15

Wells Fargo Advantage

Emerging Markets Equity Select Fund

Semi-Annual Report

April 30, 2015

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of April 30, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Emerging Markets Equity Select Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

A worldwide trend toward looser monetary policy tended to support stock and bond markets in both developed and emerging economies.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Emerging Markets Equity Select Fund for the six-month period that ended April 30, 2015. The period was marked by low global interest rates as major central banks initiated or increased their quantitative easing programs. Emerging markets stocks, as measured by the MSCI Emerging Markets Index (Net)1, displayed considerable volatility because investors worried about slower economic growth in major economies such as China and Brazil. Even so, the index ended the period with a 3.92% gain.

Major central banks continued to provide liquidity to the markets.

A worldwide trend toward looser monetary policy tended to support stock and bond markets in both developed and emerging economies. Throughout the reporting period, the Federal Open Market Committee (FOMC), which is the U.S. Federal Reserve’s (Fed’s) monetary policymaking body, kept its key interest rate effectively at zero. Even though the FOMC ended its bond-buying program in October 2014 and guided investors to expect an interest-rate hike in mid- to late-2015, the Fed remained accommodative.

The European Central Bank maintained a variety of measures aimed at encouraging lending, including making funds available to banks at low interest rates and imposing a negative interest rate on bank deposits held at the central bank. In January 2015, the bank announced quantitative easing via significant bond purchases in an attempt to raise the eurozone’s inflation to just under its target of 2%. In China, the People’s Bank of China cut its benchmark interest rate twice during the reporting period in order to support a slowing economy.

The Central Bank of Brazil bucked the trend by raising its key rate to 13.25% on April 29, 2015, in an attempt to combat the country’s high rate of inflation.

Currency movements and worries about economic growth dominated the emerging markets landscape.

The projected actions of the Fed—whether it would raise interest rates and when—heavily influenced the emerging markets landscape throughout much of the reporting period. Many emerging markets governments and companies have U.S. dollar-denominated debt outstanding; a rise in U.S. interest rates could make it more expensive to refinance that debt. In addition, near-zero U.S. rates supported capital inflows into emerging markets because investors became more willing to accept higher risk in exchange for potentially higher returns. In the past, even the prospect of higher U.S. rates caused such flows to reverse. Currency swings thus had a large effect on the emerging markets landscape, with notable weakness in the Brazilian real.

Country-specific factors also played a role in the real’s decline; Brazil faces a challenging situation with a growing corruption scandal affecting the state-controlled oil company, a struggling economy, and a severe drought afflicting the city of São Paulo.

[1]	The Morgan Stanley Capital International (MSCI) Emerging Markets Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. The MSCI Emerging Markets Index (Net) consists of the following 23 emerging markets country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Letter to shareholders (unaudited)	Wells Fargo Advantage Emerging Markets Equity Select Fund	3

In China, government data showed a slowdown in fixed-asset investment, which includes property investment, and modest growth in manufacturing and housing sales. However, China’s growth rates still contrasted favorably with stagnant growth in most developed economies. Chinese markets also benefited from the Shanghai-Hong Kong Stock Connect program, launched in November 2014, which made it easier for mainland investors to purchase stocks on the Hong Kong exchange and for international investors to purchase stocks on the Shanghai exchange. The resulting surge in demand helped the MSCI China Index (Net)2 end the period with a 29.61% gain.

Among smaller markets, South Korea outperformed for the period as the stronger U.S. dollar tended to support exporters such as South Korea. India’s stock market benefited from lower inflation and signs of improving economic growth, but delays in key reforms caused the Indian market to underperform the benchmark.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Among smaller markets, South Korea outperformed for the period as the stronger U.S. dollar tended to support exporters such as South Korea.

Notice to shareholders

At a telephonic meeting held on June 15, 2015, the Board of Trustees of Wells Fargo Funds Trust unanimously approved the liquidation of the Fund. The Fund was closed to new direct investors and additional investments from existing shareholders effective at the close of business on June 19, 2015. Existing retirement plans, benefit plans and retirement plan platforms may continue to add new participants and make additional purchases until the Fund’s liquidation date. The liquidation of the Fund is expected to occur after close of business on or about July 17, 2015. Shareholders of the Fund on the date of liquidation will receive a distribution of their account proceeds, including any accrued dividends, in complete redemption of their shares.

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

[2]	The Morgan Stanley Capital International (MSCI) China Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance in China. You cannot invest directly in an index.

4	Wells Fargo Advantage Emerging Markets Equity Select Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Derrick Irwin, CFA

Richard Peck, CFA

Yi (Jerry) Zhang, Ph.D, CFA

Average annual total returns (%) as of April 30, 2015

		Including sales charge		Excluding sales charge		Expense ratios[1] (%)
	Inception date	1 year	Since inception	1 year	Since inception	Gross	Net[2]
Class A (WEMSX)	11-29-2013	(5.04)	(4.59)	0.76	(0.52)	5.44	1.67
Class C (WEMQX)	11-29-2013	(1.12)	(2.01)	(0.12)	(1.31)	6.19	2.42
Class R6 (WEMRX)	11-29-2013	–	–	1.14	(0.07)	4.96	1.17
Administrator Class (WEMEX)	11-29-2013	–	–	0.89	(0.34)	5.28	1.47
Institutional Class (WEMTX)	11-29-2013	–	–	1.18	(0.12)	5.01	1.22
MSCI Emerging Markets Index (Net)[3]	–	–	–	7.80	4.29	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Emerging Markets Equity Select Fund	5

Ten largest holdings[4] (%) as of April 30, 2015
Samsung Electronics Company Limited	4.68
Taiwan Semiconductor Manufacturing Company Limited ADR	4.64
China Life Insurance Company Limited H Shares	3.30
China Mobile Limited	3.21
Fomento Economico Mexicano SAB de CV ADR	2.29
AIA Group Limited	1.93
America Movil SAB de CV ADR	1.78
Belle International Holdings Limited	1.71
CNOOC Limited	1.71
Lojas Americanas SA	1.64

Sector distribution[5] as of April 30, 2015

Country allocation[5] as of April 30, 2015

[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.02% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[2]	The Adviser has committed through February 29, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.65% for Class A, 2.40% for Class C, 1.15% for Class R6, 1.45% for Administrator Class, and 1.20% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[3]	The Morgan Stanley Capital International (MSCI) Emerging Markets Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. The MSCI Emerging Markets Index (Net) consists of the following 23 emerging markets country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

[4]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[5]	Amounts are calculated based on the total long-term investments of the Fund. These percentages are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Emerging Markets Equity Select Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2014 to April 30, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11-1-2014	Ending account value 4-30-2015	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$985.50	$8.12	1.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.61	$8.25	1.65%
Class C
Actual	$1,000.00	$980.78	$11.79	2.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,012.89	$11.98	2.40%
Class R6
Actual	$1,000.00	$987.35	$5.67	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76	1.15%
Administrator Class
Actual	$1,000.00	$985.84	$7.14	1.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.25	1.45%
Institutional Class
Actual	$1,000.00	$986.69	$5.91	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.84	$6.01	1.20%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—April 30, 2015 (unaudited)	Wells Fargo Advantage Emerging Markets Equity Select Fund	7

Security name	Shares	Value

Common Stocks: 91.24%

Argentina: 0.69%
MercadoLibre Incorporated (Information Technology, Internet Software & Services) «	420	$59,779

Brazil: 8.93%
Ambev SA ADR (Consumer Staples, Beverages)	21,500	136,095
B2W Cia Digital (Consumer Discretionary, Internet & Catalog Retail) †	5,400	49,054
Banco Bradesco SA ADR (Financials, Banks)	12,240	130,846
BM&F Bovespa SA (Financials, Diversified Financial Services)	23,500	96,794
BRF Brasil Foods SA ADR (Consumer Staples, Food Products)	2,300	49,381
CETIP SA (Financials, Capital Markets)	7,700	88,297
Lojas Renner SA (Consumer Discretionary, Multiline Retail)	1,800	62,759
Multiplan Empreendimentos Imobiliarios SA (Financials, Real Estate Management & Development)	2,300	40,459
Petroleo Brasileiro SA ADR (Energy, Oil, Gas & Consumable Fuels) «†	6,200	58,900
Rumo Logistica Operadora Multimodal SA (Industrials, Road & Rail)	76,014	32,798
Vale SA ADR (Materials, Metals & Mining) «	3,900	29,952

		775,335

Chile: 1.97%
Banco Santander Chile SA ADR (Financials, Banks)	4,000	87,240
SACI Falabella (Consumer Discretionary, Multiline Retail)	10,714	83,901

		171,141

China: 20.56%
Alibaba Group Holding Limited ADR (Information Technology, Internet Software & Services) †	534	43,409
Baidu Incorporated ADR (Information Technology, Internet Software & Services) †	390	78,109
China Auto Rental Incorporated (Consumer Discretionary, Automobiles) †	1,705	4,030
China Life Insurance Company Limited H Shares (Financials, Insurance)	59,000	286,344
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	19,500	278,524
CNOOC Limited (Energy, Oil, Gas & Consumable Fuels)	87,000	148,353
Ctrip.com International Limited ADR (Consumer Discretionary, Internet & Catalog Retail) †	1,600	101,888
Hengan International Group Company Limited (Consumer Staples, Personal Products)	11,500	141,875
Mindray Medical International Limited ADR (Health Care, Health Care Equipment & Supplies)	2,750	84,920
New Oriental Education & Technology Group Incorporated (Consumer Discretionary, Diversified Consumer Services) †	4,450	113,875
PetroChina Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	54,000	69,647
Shandong Weigao Group Medical Polymer Company Limited H Shares (Health Care, Health Care Equipment & Supplies)	36,000	33,270
SINA Corporation (Information Technology, Internet Software & Services) «†	3,060	134,625
Tingyi Holding Corporation (Consumer Staples, Food Products)	48,000	101,365
Tsingtao Brewery Company Limited H Shares (Consumer Staples, Beverages)	16,000	101,651
Vipshop Holdings Limited ADR (Consumer Discretionary, Internet & Catalog Retail) †	1,000	28,290
Weibo Corporation ADR (Information Technology, Internet Software & Services) †	2,149	35,845

		1,786,020

Colombia: 0.68%
Bancolombia SA ADR (Financials, Banks) «	1,300	58,851

Hong Kong: 5.67%
AIA Group Limited (Financials, Insurance)	25,200	167,592
Belle International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	116,000	148,883
Sun Art Retail Group Limited (Consumer Staples, Food & Staples Retailing)	57,000	58,761

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Emerging Markets Equity Select Fund	Portfolio of investments—April 30, 2015 (unaudited)

Security name	Shares	Value

Hong Kong (continued)
WH Group Limited (Consumer Staples, Food Products) †	168,500	$117,611

		492,847

India: 5.83%
HDFC Bank Limited ADR (Financials, Banks)	2,404	136,643
ICICI Bank Limited ADR (Financials, Banks)	10,500	114,765
Infosys Technologies Limited ADR (Information Technology, IT Services)	3,900	120,822
Reliance Industries Limited GDR (Energy, Oil, Gas & Consumable Fuels) 144A	5,000	134,500

		506,730

Indonesia: 2.05%
PT Astra International Tbk (Consumer Discretionary, Automobiles)	76,000	39,994
PT Bank Central Asia Tbk (Financials, Banks)	48,000	49,699
PT Matahari Department Store Tbk (Consumer Discretionary, Multiline Retail)	18,100	24,343
PT Telekomunikasi Indonesia Persero Tbk (Telecommunication Services, Diversified Telecommunication Services)	320,000	64,359

		178,395

Malaysia: 1.42%
Genting Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	20,700	50,813
Genting Malaysia Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	41,000	49,419
Sime Darby Bhd (Industrials, Industrial Conglomerates)	9,000	22,867

		123,099

Mexico: 10.75%
America Movil SAB de CV ADR (Telecommunication Services, Wireless Telecommunication Services)	7,400	154,586
Cemex SAB de CV ADR (Materials, Construction Materials) †	10,088	97,046
Fibra Uno Administracion SAB de CV (Financials, REITs)	43,250	107,857
Fomento Economico Mexicano SAB de CV ADR (Consumer Staples, Beverages) †	2,200	199,078
Grupo Financiero Banorte SAB de CV (Financials, Banks)	23,100	131,038
Grupo Financiero Santander SAB de CV ADR (Financials, Banks)	4,250	43,222
Grupo Sanborns SA de CV (Consumer Discretionary, Multiline Retail)	5,000	7,512
Grupo Televisa SAB ADR (Consumer Discretionary, Media) †	2,600	94,666
Wal-Mart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	42,000	98,827

		933,832

Peru: 0.40%
Compania de Minas Buenaventura SA ADR (Materials, Metals & Mining)	3,100	34,658

Philippines: 1.48%
Ayala Corporation (Financials, Diversified Financial Services)	2,800	48,962
Metropolitan Bank & Trust Company (Financials, Banks)	13,903	28,982
SM Investments Corporation (Industrials, Industrial Conglomerates)	2,500	50,507

		128,451

Russia: 2.88%
LUKOIL ADR (Energy, Oil, Gas & Consumable Fuels)	1,500	76,733
Magnit (Consumer Staples, Food & Staples Retailing) (a)	200	43,723
Mobile Telesystems ADR (Telecommunication Services, Wireless Telecommunication Services)	4,000	48,320

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2015 (unaudited)	Wells Fargo Advantage Emerging Markets Equity Select Fund	9

Security name	Shares	Value

Russia (continued)
Sberbank of Russia ADR (Financials, Banks)	6,000	$35,612
Yandex NV Class A (Information Technology, Internet Software & Services) †	2,400	46,176

		250,564

South Africa: 4.89%
AngloGold Ashanti Limited ADR (Materials, Metals & Mining) †	2,200	24,926
Impala Platinum Holdings Limited (Materials, Metals & Mining) †	1,300	7,235
MTN Group Limited (Telecommunication Services, Wireless Telecommunication Services)	5,100	102,402
Sasol Limited (Energy, Oil, Gas & Consumable Fuels)	600	24,158
Shoprite Holdings Limited (Consumer Staples, Food & Staples Retailing)	7,200	103,017
Standard Bank Group Limited (Financials, Banks)	5,000	73,290
Tiger Brands Limited (Consumer Staples, Food Products)	3,450	89,794

		424,822

South Korea: 9.95%
Amorepacific Corporation (Consumer Staples, Personal Products) (a)	10	36,231
KT Corporation ADR (Telecommunication Services, Diversified Telecommunication Services)	8,500	123,845
KT&G Corporation (Consumer Staples, Tobacco)	1,100	97,584
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	310	406,675
Samsung Life Insurance Company Limited (Financials, Insurance)	1,300	127,156
SK Hynix Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	1,700	72,735

		864,226

Taiwan: 7.85%
Far Eastern New Century Corporation (Industrials, Industrial Conglomerates)	21,420	23,528
Media Tek Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	6,000	77,125
President Chain Store Corporation (Consumer Staples, Food & Staples Retailing)	6,000	44,401
Taiwan Semiconductor Manufacturing Company Limited ADR (Information Technology, Semiconductors & Semiconductor Equipment)	16,500	403,260
Uni-President Enterprises Corporation (Consumer Staples, Food Products)	81,360	133,150

		681,464

Thailand: 3.69%
Bangkok Bank PCL (Financials, Banks)	6,500	36,485
PTT Exploration & Production PCL (Energy, Oil, Gas & Consumable Fuels)	12,000	42,591
PTT PCL (Energy, Oil, Gas & Consumable Fuels)	6,000	64,796
Siam Commercial Bank PCL (Financials, Banks)	18,000	86,819
Thai Beverage PCL (Consumer Staples, Beverages)	167,000	90,240

		320,931

Turkey: 0.58%
Anadolu Efes Biracilik Ve Malt Sanayii AS (Consumer Staples, Beverages) †	6,000	50,511

United Kingdom: 0.97%
Standard Chartered plc (Financials, Banks)	5,162	84,513

Total Common Stocks (Cost $7,959,713)		7,926,169

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Emerging Markets Equity Select Fund	Portfolio of investments—April 30, 2015 (unaudited)

Security name	Dividend yield	Shares	Value

Preferred Stocks: 1.64%

Brazil: 1.64%
Lojas Americanas SA (Consumer Discretionary, Multiline Retail) ±	0.72%	25,550	$142,211

Total Preferred Stocks (Cost $148,568)			142,211

Exchange-Traded Funds: 1.93%

United States: 1.93%
iShares MSCI South Korea Capped ETF		1,400	85,638
iShares MSCI Taiwan ETF		5,000	82,200

Total Exchange-Traded Funds (Cost $157,672)			167,838

	Yield
Short-Term Investments: 7.56%

Investment Companies: 7.56%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.12	310,678	310,678
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.11	346,401	346,401

Total Short-Term Investments (Cost $657,079)			657,079

Total investments in securities (Cost $8,923,032) *	102.37%	8,893,297
Other assets and liabilities, net	(2.37)	(206,178)

Total net assets	100.00%	$8,687,119

«	All or a portion of this security is on loan.

†	Non-income-earning security

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $8,979,514 and unrealized gains (losses) consists of:

Gross unrealized gains	$626,324
Gross unrealized losses	(712,541)

Net unrealized losses	$(86,217)

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—April 30, 2015 (unaudited)	Wells Fargo Advantage Emerging Markets Equity Select Fund	11

Assets
Investments
In unaffiliated securities (including $302,698 of securities loaned), at value (cost $8,265,953)	$8,236,218
In affiliated securities, at value (cost $657,079)	657,079

Total investments, at value (cost $8,923,032)	8,893,297
Foreign currency, at value (cost $73,276)	73,194
Receivable for dividends	16,273
Receivable for securities lending income	112
Receivable from adviser	8,901
Prepaid expenses and other assets	41,533

Total assets	9,033,310

Liabilities
Payable upon receipt of securities loaned	310,678
Distribution fee payable	168
Administration fees payable	825
Professional fees payable	24,573
Accrued expenses and other liabilities	9,947

Total liabilities	346,191

Total net assets	$8,687,119

NET ASSETS CONSIST OF
Paid-in capital	$8,783,341
Undistributed net investment income	8,525
Accumulated net realized losses on investments	(74,825)
Net unrealized losses on investments	(29,922)

Total net assets	$8,687,119

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$316,174
Shares outstanding – Class A1	32,044
Net asset value per share – Class A	$9.87
Maximum offering price per share – Class A2	$10.47
Net assets – Class C	$273,967
Shares outstanding – Class C1	28,037
Net asset value per share – Class C	$9.77
Net assets – Class R6	$5,095,857
Shares outstanding – Class R6[1]	515,779
Net asset value per share – Class R6	$9.88
Net assets – Administrator Class	$1,503,556
Shares outstanding – Administrator Class[1]	152,234
Net asset value per share – Administrator Class	$9.88
Net assets – Institutional Class	$1,497,565
Shares outstanding – Institutional Class[1]	151,556
Net asset value per share – Institutional Class	$9.88

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Emerging Markets Equity Select Fund	Statement of operations—six months ended April 30, 2015 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $7,965)	$62,519
Securities lending income, net	736
Income from affiliated securities	195

Total investment income	63,450

Expenses
Advisory fee	39,886
Administration fees
Fund level	1,994
Class A	386
Class C	337
Class R6	688
Administrator Class	710
Institutional Class	566
Shareholder servicing fees
Class A	371
Class C	324
Administrator Class	1,776
Distribution fee
Class C	971
Custody and accounting fees	7,383
Professional fees	28,672
Registration fees	46,839
Shareholder report expenses	17,129
Trustees’ fees and expenses	7,753
Other fees and expenses	4,576

Total expenses	160,361
Less: Fee waivers and/or expense reimbursements	(109,646)

Net expenses	50,715

Net investment income	12,735

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized losses on:
Unaffiliated securities	(74,577)
Forward foreign currency contract transactions	(245)

Net realized losses on investments	(74,822)
Net change in unrealized gains (losses) on investments	(49,210)

Net realized and unrealized gains (losses) on investments	(124,032)

Net decrease in net assets resulting from operations	$(111,297)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Emerging Markets Equity Select Fund	13

	Six months ended April 30, 2015 (unaudited)		Year ended October 31, 2014[1]

Operations
Net investment income		$12,735		$44,964
Net realized gains (losses) on investments		(74,822)		21,610
Net change in unrealized gains (losses) on investments		(49,210)		19,288

Net increase (decrease) in net assets resulting from operations		(111,297)		85,862

Distributions to shareholders from
Net investment income
Class A		(181)		(570)
Class C		0		(414)
Class R6		(26,084)		(4,056)
Administrator Class		(2,747)		(3,679)
Institutional Class		(6,731)		(3,993)
Net realized gains
Class A		(851)		0
Class C		(732)		0
Class R6		(13,417)		0
Administrator Class		(3,974)		0
Institutional Class		(3,945)		0

Total distributions to shareholders		(58,662)		(12,712)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,774	26,396	33,596	336,929
Class C	62	600	28,476	285,482
Class R6	179,104	1,800,000	332,002	3,300,000
Administrator Class	0	0	151,135	1,511,750
Institutional Class	0	0	150,000	1,500,000

		1,826,996		6,934,161

Reinvestment of distributions
Class A	113	1,032	58	570
Class C	80	732	42	414
Class R6	4,263	39,501	410	4,056
Administrator Class	727	6,721	372	3,679
Institutional Class	1,153	10,676	403	3,993

		58,662		12,712

Payment for shares redeemed
Class A	(2,841)	(25,674)	(1,656)	(16,912)
Class C	(1)	(10)	(622)	(6,007)

		(25,684)		(22,919)

Net increase in net assets resulting from capital share transactions		1,859,974		6,923,954

Total increase in net assets		1,690,015		6,997,104

Net assets
Beginning of period		6,997,104		0

End of period		$8,687,119		$6,997,104

Undistributed net investment income		$8,525		$31,533

[1]	For the period from November 29, 2013 (commencement of operations) to October 31, 2014

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Emerging Markets Equity Select Fund	Financial highlights

(For a share outstanding throughout each period)

CLASS A	Six months ended April 30, 2015 (unaudited)	Year ended October 31, 2014[1]
Net asset value, beginning of period	$10.05	$10.00
Net investment income (loss)	(0.00)[2]	0.04
Net realized and unrealized gains (losses) on investments	(0.14)	0.03

Total from investment operations	(0.14)	0.07
Distributions to shareholders from
Net investment income	(0.01)	(0.02)
Net realized gains	(0.03)	0.00

Total distributions to shareholders	(0.04)	(0.02)
Net asset value, end of period	$9.87	$10.05
Total return[3]	(1.45)%	0.73%
Ratios to average net assets (annualized)
Gross expenses	4.40%	5.49%
Net expenses	1.65%	1.65%
Net investment income (loss)	(0.08)%	0.46%
Supplemental data
Portfolio turnover rate	5%	12%
Net assets, end of period (000s omitted)	$316	$322

[1]	For the period from November 29, 2013 (commencement of class operations) to October 31, 2014

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Emerging Markets Equity Select Fund	15

(For a share outstanding throughout each period)

CLASS C	Six months ended April 30, 2015 (unaudited)	Year ended October 31, 2014[1]
Net asset value, beginning of period	$9.99	$10.00
Net investment loss	(0.04)	(0.02)
Net realized and unrealized gains (losses) on investments	(0.15)	0.03

Total from investment operations	(0.19)	0.01
Distributions to shareholders from
Net investment income	0.00	(0.02)
Net realized gains	(0.03)	0.00

Total distributions to shareholders	(0.03)	(0.02)
Net asset value, end of period	$9.77	$9.99
Total return[2]	(1.92)%	0.07%
Ratios to average net assets (annualized)
Gross expenses	5.15%	6.25%
Net expenses	2.40%	2.40%
Net investment loss	(0.83)%	(0.30)%
Supplemental data
Portfolio turnover rate	5%	12%
Net assets, end of period (000s omitted)	$274	$279

[1]	For the period from November 29, 2013 (commencement of class operations) to October 31, 2014

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Emerging Markets Equity Select Fund	Financial highlights

(For a share outstanding throughout each period)

CLASS R6	Six months ended April 30, 2015 (unaudited)	Year ended October 31, 2014[1]
Net asset value, beginning of period	$10.09	$10.00
Net investment income	0.02 [2]	0.09 [2]
Net realized and unrealized gains (losses) on investments	(0.15)	0.03

Total from investment operations	(0.13)	0.12
Distributions to shareholders from
Net investment income	(0.05)	(0.03)
Net realized gains	(0.03)	0.00

Total distributions to shareholders	(0.08)	(0.03)
Net asset value, end of period	$9.88	$10.09
Total return[3]	(1.27)%	1.18%
Ratios to average net assets (annualized)
Gross expenses	3.88%	4.81%
Net expenses	1.15%	1.15%
Net investment income	0.45%	0.99%
Supplemental data
Portfolio turnover rate	5%	12%
Net assets, end of period (000s omitted)	$5,096	$3,354

[1]	For the period from November 29, 2013 (commencement of class operations) to October 31, 2014

[2]	Calculated based upon average shares outstanding.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Emerging Markets Equity Select Fund	17

(For a share outstanding throughout each period)

ADMINISTRATOR CLASS	Six months ended April 30, 2015 (unaudited)	Year ended October 31, 2014[1]
Net asset value, beginning of period	$10.07	$10.00
Net investment income	0.01	0.06
Net realized and unrealized gains (losses) on investments	(0.15)	0.03

Total from investment operations	(0.14)	0.09
Distributions to shareholders from
Net investment income	(0.02)	(0.02)
Net realized gains	(0.03)	0.00

Total distributions to shareholders	(0.05)	(0.02)
Net asset value, end of period	$9.88	$10.07
Total return[2]	(1.42)%	0.95%
Ratios to average net assets (annualized)
Gross expenses	4.24%	5.36%
Net expenses	1.45%	1.45%
Net investment income	0.12%	0.66%
Supplemental data
Portfolio turnover rate	5%	12%
Net assets, end of period (000s omitted)	$1,504	$1,525

[1]	For the period from November 29, 2013 (commencement of class operations) to October 31, 2014

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Emerging Markets Equity Select Fund	Financial highlights

(For a share outstanding throughout each period)

INSTITUTIONAL CLASS	Six months ended April 30, 2015 (unaudited)	Year ended October 31, 2014[1]
Net asset value, beginning of period	$10.09	$10.00
Net investment income	0.02	0.08
Net realized and unrealized gains (losses) on investments	(0.16)	0.04

Total from investment operations	(0.14)	0.12
Distributions to shareholders from
Net investment income	(0.04)	(0.03)
Net realized gains	(0.03)	0.00

Total distributions to shareholders	(0.07)	(0.03)
Net asset value, end of period	$9.88	$10.09
Total return[2]	(1.33)%	1.17%
Ratios to average net assets (annualized)
Gross expenses	3.97%	5.09%
Net expenses	1.20%	1.20%
Net investment income	0.37%	0.91%
Supplemental data
Portfolio turnover rate	5%	12%
Net assets, end of period (000s omitted)	$1,498	$1,517

[1]	For the period from November 29, 2013 (commencement of class operations) to October 31, 2014

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Emerging Markets Equity Select Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage Emerging Markets Equity Select Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 31, 2015, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other

20	Wells Fargo Advantage Emerging Markets Equity Select Fund	Notes to financial statements (unaudited)

independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Notes to financial statements (unaudited)	Wells Fargo Advantage Emerging Markets Equity Select Fund	21

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the fiscal years since commencement of operations are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

22	Wells Fargo Advantage Emerging Markets Equity Select Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Argentina	$59,779	$0	$0	$59,779
Brazil	775,335	0	0	775,335
Chile	171,141	0	0	171,141
China	620,961	1,165,059	0	1,786,020
Colombia	58,851	0	0	58,851
Hong Kong	58,761	434,086	0	492,847
India	506,730	0	0	506,730
Indonesia	0	178,395	0	178,395
Malaysia	0	123,099	0	123,099
Mexico	933,832	0	0	933,832
Peru	34,658	0	0	34,658
Philippines	0	128,451	0	128,451
Russia	94,496	156,068	0	250,564
South Africa	24,926	399,896	0	424,822
South Korea	221,429	642,797	0	864,226
Taiwan	403,260	278,204	0	681,464
Thailand	284,446	36,485	0	320,931
Turkey	0	50,511	0	50,511
United Kingdom	0	84,513	0	84,513

Preferred stocks
Brazil	142,211	0	0	142,211

Exchange-traded funds
United States	167,838	0	0	167,838

Short-term investments
Investment companies	346,401	310,678	0	657,079
Total assets	$4,905,055	$3,988,242	$0	$8,893,297

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2015, fair value pricing was used in pricing certain foreign securities and securities valued at $3,941,605 were transferred from Level 1 to Level 2. The Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 1.00% and declining to 0.90% as the average daily net assets of the Fund increase. For the six months ended April 30, 2015, the advisory fee was equivalent to an annual rate of 1.00% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.60% and declining to 0.425% as the average daily net assets of the Fund increase.

Notes to financial statements (unaudited)	Wells Fargo Advantage Emerging Markets Equity Select Fund	23

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.26%
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 29, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.65% for Class A shares, 2.40% for Class C shares, 1.15% for Class R6 shares, 1.45% for Administrator Class shares, and 1.20% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended April 30, 2015, Funds Distributor received $81 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2015 were $2,169,596 and $413,137, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended April 30, 2015, the Fund entered into forward foreign currency contracts for economic hedging purposes.

As of April 30, 2015, the Fund did not have any open forward foreign currency contracts. The Fund had an average contract amount of $589 in forward foreign currency contracts to sell during the six months ended April 30, 2015.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended April 30, 2015, the Fund paid $7 in commitment fees.

24	Wells Fargo Advantage Emerging Markets Equity Select Fund	Notes to financial statements (unaudited)

For the six months ended April 30, 2015, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. FUND LIQUIDATION

At a meeting of the Board of Trustees held on June 15, 2015, the Trustees approved the liquidation of the Fund. The Fund is currently closed to new direct investors and additional investments from existing shareholders. Existing retirement plans, benefit plans and retirement plan platforms may continue to add new participants and make additional purchases until the Fund’s liquidation date. The liquidation of the Fund is expected to occur after close of business on or about July 17, 2015. Shareholders of the Fund on the date of liquidation will receive a distribution of their account proceeds, including any accrued dividends, in complete redemption of their shares.

Other information (unaudited)	Wells Fargo Advantage Emerging Markets Equity Select Fund	25

TAX INFORMATION

Pursuant to Section 853 of the Internal Revenue Code, the following amounts were designated as foreign taxes paid for the fiscal year ended October 31, 2014. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions
$8,911	$0.0128	82.01%

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Advantage Emerging Markets Equity Select Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Emerging Markets Equity Select Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

28	Wells Fargo Advantage Emerging Markets Equity Select Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PIK	— Payment-in-kind
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian leu
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

233654 06-15 SA266/SAR266 04-15

Wells Fargo Advantage

Global Opportunities Fund

Semi-Annual Report

April 30, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of April 30, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Global Opportunities Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

A worldwide trend toward looser monetary policy tended to support stock and bond markets in both developed and emerging economies.

European stocks were boosted by the anticipation and then the reality of the ECB’s asset purchases.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Global Opportunities Fund for the six-month period that ended April 30, 2015. The period was marked by low global interest rates as major central banks initiated or increased their quantitative easing programs. By the end of the period, some European sovereign debt issues were selling at negative yields. In the U.S., large-cap stocks, as measured by the S&P 500 Index1, gained 7.22%, boosted by stronger economic data in the U.S. Although non-U.S. economic growth was more restrained, developed international stocks, as measured by the MSCI EAFE Index (Net)2, gained 6.81%, appreciating, in part, because of quantitative easing in Europe and Japan.

Major central banks continued to provide liquidity to the markets.

A worldwide trend toward looser monetary policy tended to support stock and bond markets in both developed and emerging economies. Throughout the reporting period, the Federal Open Market Committee (FOMC), which is the U.S. Federal Reserve’s (Fed’s) monetary policymaking body, kept its key interest rate effectively at zero. Even though the FOMC ended its bond-buying program in October 2014 and guided investors to expect an interest-rate hike in mid- to late-2015, the Fed remained accommodative.

The European Central Bank (ECB) maintained a variety of measures aimed at encouraging lending, including making funds available to banks at low interest rates and imposing a negative interest rate on bank deposits held at the central bank. In January 2015, the bank announced quantitative easing via significant bond purchases in an attempt to raise the eurozone’s inflation to just under its target of 2%. In Japan, the Bank of Japan (BOJ) also maintained an aggressive monetary program aimed at combating deflation.

The U.S. outperformed other developed markets economies, while major emerging economies grappled with slower growth.

Reported U.S. gross domestic product (GDP) growth came in at a solid 2.2% annualized rate in the fourth quarter of 2014. Although the initial estimate for annualized GDP growth came in at a modest 0.2% in the first quarter of 2015, the slowdown was attributed to short-term factors such as a harsh winter and a long-lived strike at West Coast ports.

European annualized GDP growth was 1.3% in the fourth quarter of 2014 and 1.4% in the first quarter of 2015. European stocks were boosted by the anticipation and then the reality of the ECB’s asset purchases. As also occurred in the U.S., the central bank’s purchase of fixed-income assets provided liquidity that investors poured into riskier assets, including stocks. A similar dynamic played out in Japan, although Japanese shares received the benefit of direct purchases from the BOJ and major pension funds.

Among major emerging markets, Chinese government data showed a slowdown in fixed-asset investment, which includes property investment, and modest growth in manufacturing and housing sales. However, China’s growth rates still

[1]	The S&P 500 Index consists of 500 shares chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each share’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Letter to shareholders (unaudited)	Wells Fargo Advantage Global Opportunities Fund	3

contrasted favorably with stagnant growth in most developed economies. Brazil faced a challenging situation with a growing corruption scandal affecting the state-controlled oil company, a struggling economy, and a severe drought affecting the city of São Paulo. The MSCI Emerging Markets Index (Net)3 ended the period with a 3.92% return.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

[3]	The Morgan Stanley Capital International (MSCI) Emerging Markets Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. The MSCI Emerging Markets Index (Net) consists of the following 23 emerging markets country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. You cannot invest directly in an index.

4	Wells Fargo Advantage Global Opportunities Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Oleg Makhorine

Robert Rifkin, CFA

James M. Tringas, CFA

Bryant VanCronkhite, CFA, CPA

Average annual total returns1 (%) as of April 30, 2015

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EKGAX)	3-16-1988	(2.22)	8.00	8.42	3.75	9.29	9.06	1.58	1.56
Class B (EKGBX)*	2-1-1993	(1.17)	8.18	8.51	2.97	8.47	8.51	2.33	2.31
Class C (EKGCX)	2-1-1993	1.98	8.47	8.26	2.98	8.47	8.26	2.33	2.31
Administrator Class (EKGYX)	1-13-1997	–	–	–	3.93	9.48	9.31	1.42	1.41
Institutional Class (EKGIX)	7-30-2010	–	–	–	4.21	9.75	9.44	1.15	1.15
S&P Developed SmallCap Index[4]	–	–	–	–	6.72	11.87	8.94	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to geographic risk and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Global Opportunities Fund	5

Ten largest holdings[5] (%) as of April 30, 2015
ACI Worldwide Incorporated	1.76
Krispy Kreme Doughnuts Incorporated	1.76
GSI Group Incorporated	1.74
Innospec Incorporated	1.67
Kadant Incorporated	1.54
Mueller Industries Incorporated	1.53
Franklin Electric Company Incorporated	1.51
Simpson Manufacturing Company Incorporated	1.51
Brown & Brown Incorporated	1.50
Schweitzer-Mauduit International Incorporated	1.48

Sector distribution[6] as of April 30, 2015

Country allocation[6] as of April 30, 2015

[1]	Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Global Opportunities Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The Adviser has committed through February 29, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.55% for Class A, 2.30% for Class B, 2.30% for Class C, 1.40% for Administrator Class, and 1.15% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The S&P Developed SmallCap Index is a float-adjusted market capitalization index designed to measure the equity market performance of small capitalization companies located in developed markets. The index is comprised of companies within the bottom 15% of the cumulative market capitalization in developed markets. The index covers all publicly listed equities with float-adjusted market values of U.S. $100 million or more and annual dollar value traded of at least U.S. $50 million in all included countries. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These percentages are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Global Opportunities Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2014 to April 30, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11-1-2014	Ending account value 4-30-2015	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,066.98	$7.94	1.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.11	$7.75	1.55%
Class B
Actual	$1,000.00	$1,062.97	$11.76	2.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.39	$11.48	2.30%
Class C
Actual	$1,000.00	$1,062.99	$11.76	2.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.39	$11.48	2.30%
Administrator Class
Actual	$1,000.00	$1,067.98	$7.18	1.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.85	$7.00	1.40%
Institutional Class
Actual	$1,000.00	$1,069.37	$5.90	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76	1.15%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—April 30, 2015 (unaudited)	Wells Fargo Advantage Global Opportunities Fund	7

Security name	Shares	Value

Common Stocks: 94.14%

Australia: 0.22%
Super Cheap Auto Group Limited (Consumer Discretionary, Specialty Retail) «	75,078	$584,439

Austria: 0.32%
UNIQA Insurance Group AG (Financials, Insurance)	84,451	829,579

Belgium: 0.15%
Barco NV (Information Technology, Electronic Equipment, Instruments & Components) «	5,743	388,216

Canada: 4.85%
Canadian Western Bank (Financials, Banks)	67,475	1,754,406
Capstone Mining Corporation (Materials, Metals & Mining) †	183,636	255,705
Cott Corporation (Consumer Staples, Beverages)	187,800	1,635,738
Cott Corporation - Canadian Exchange (Consumer Staples, Beverages)	139,045	1,212,394
GSI Group Incorporated (Information Technology, Electronic Equipment, Instruments & Components) †	341,271	4,532,079
Maple Leaf Foods Incorporated (Consumer Staples, Food Products)	68,974	1,323,455
MBAC Fertilizer Corporation - Legend Shares (Materials, Chemicals) (i)	84,000	7,310
Parex Resources Incorporated (Energy, Oil, Gas & Consumable Fuels) †	94,897	761,378
Transglobe Energy Corporation (Energy, Oil, Gas & Consumable Fuels)	132,059	602,010
Western Forest Products Incorporated (Materials, Paper & Forest Products)	348,677	528,868

		12,613,343

Denmark: 0.62%
Jyske Bank AS (Financials, Banks) †	32,767	1,604,562

France: 4.51%
ALTEN SA (Information Technology, IT Services)	72,494	3,538,625
Eutelsat Communications SA (Consumer Discretionary, Media)	46,897	1,635,037
M6 Metropole Television SA (Consumer Discretionary, Media)	71,729	1,497,043
Mersen SA (Industrials, Electrical Equipment)	61,675	1,686,281
Teleperformance SA (Industrials, Professional Services)	44,778	3,366,177

		11,723,163

Germany: 4.11%
Amadeus Fire AG (Industrials, Professional Services)	9,573	775,898
Bilfinger SE (Industrials, Commercial Services & Supplies) «	8,136	408,723
Cancom SE (Information Technology, IT Services) «	31,806	1,315,639
Gerresheimer AG (Health Care, Life Sciences Tools & Services) «	40,158	2,272,810
Hochtief AG (Industrials, Construction & Engineering) «	24,093	1,861,589
Kion Group AG (Industrials, Machinery)	37,774	1,675,839
TLG Immobilien AG (Financials, REITs) †	110,927	1,862,088
TOM TAILOR Holding AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods) †	40,907	505,645

		10,678,231

Hong Kong: 0.92%
Sunlight REIT (Financials, REITs)	4,734,000	2,390,903

Israel: 0.65%
Orbotech Limited (Information Technology, Electronic Equipment, Instruments & Components) †	93,700	1,681,915

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Global Opportunities Fund	Portfolio of investments—April 30, 2015 (unaudited)

Security name	Shares	Value

Italy: 1.28%
Beni Stabili SpA (Financials, REITs)	1,892,024	$1,560,111
Davide Campari-Milano SpA (Consumer Staples, Beverages)	227,003	1,755,592

		3,315,703

Japan: 7.58%
Aeon Delight Company Limited (Industrials, Commercial Services & Supplies)	84,700	2,243,068
Chiba Bank Limited (Financials, Banks)	177,000	1,454,659
DTS Corporation (Information Technology, IT Services)	76,100	1,548,843
FamilyMart Company Limited (Consumer Staples, Food & Staples Retailing)	46,200	1,989,511
Hitachi Chemical Company Limited (Materials, Chemicals)	85,600	1,656,868
Musashi Seimitsu Industry Company Limited (Consumer Discretionary, Auto Components)	66,400	1,405,448
Nissin Kogyo Company Limited (Consumer Discretionary, Auto Components)	99,830	1,645,429
ORIX JREIT Incorporated (Financials, REITs)	1,381	2,041,336
Sumitomo Warehouse Company Limited (Industrials, Transportation Infrastructure)	380,000	2,144,008
Taikisha Limited (Industrials, Construction & Engineering)	52,500	1,409,333
Tokyo Ohka Kogyo Company Limited (Materials, Chemicals)	35,955	1,119,106
Toshiba Machine Company Limited (Industrials, Machinery)	233,263	1,035,829

		19,693,438

Netherlands: 1.77%
Arcadis NV (Industrials, Construction & Engineering)	54,464	1,724,004
BinckBank NV (Financials, Capital Markets)	147,653	1,479,892
USG People NV (Industrials, Professional Services)	103,495	1,405,466

		4,609,362

Norway: 1.46%
Atea ASA (Information Technology, IT Services) «	198,319	2,212,412
SpareBank 1 SR Bank ASA (Financials, Banks) «	215,103	1,595,291

		3,807,703

Russia: 0.17%
Sollers OJSC (Consumer Discretionary, Automobiles) (a)	53,955	430,826

South Korea: 0.93%
BS Financial Group Incorporated (Financials, Banks)	119,424	1,785,345
Hy-Lok Corporation (Industrials, Machinery)	19,851	629,603

		2,414,948

Spain: 1.43%
Almirall SA (Health Care, Pharmaceuticals) †	77,762	1,466,176
Merlin Properties Socimi SA (Financials, REITs) «†	106,487	1,455,752
Prosegur Compania de Seguridad SA (Industrials, Commercial Services & Supplies)	135,886	783,322

		3,705,250

Sweden: 0.31%
Rezidor Hotel Group AB (Consumer Discretionary, Hotels, Restaurants & Leisure)	189,238	806,152

Switzerland: 2.22%
Aryzta AG (Consumer Staples, Food Products)	21,635	1,459,866

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2015 (unaudited)	Wells Fargo Advantage Global Opportunities Fund	9

Security name	Shares	Value

Switzerland (continued)
Dufry AG (Consumer Discretionary, Specialty Retail) †	11,195	$1,646,078
Kuoni Reisen Holding AG (Consumer Discretionary, Hotels, Restaurants & Leisure)	5,190	1,746,782
OC Oerlikon Corporation AG (Information Technology, Electronic Equipment, Instruments & Components)	69,936	914,869

		5,767,595

Taiwan: 0.29%
Siliconware Precision Industries Company (Information Technology, Semiconductors & Semiconductor Equipment)	466,000	765,547

United Kingdom: 9.52%
Bovis Homes Group plc (Consumer Discretionary, Household Durables)	153,578	2,186,704
Cambian Group plc (Health Care, Health Care Providers & Services)	466,837	1,857,771
Catlin Group Limited (Financials, Insurance) (a)	211,358	2,277,536
Consort Medical plc (Health Care, Health Care Equipment & Supplies)	148,305	2,139,892
Debenhams plc (Consumer Discretionary, Multiline Retail)	865,225	1,188,564
Hunting plc (Energy, Energy Equipment & Services)	115,066	1,034,147
IMI plc (Industrials, Machinery)	56,940	1,091,117
John Wood Group plc (Energy, Energy Equipment & Services)	24,827	261,588
Jupiter Fund Management plc (Financials, Capital Markets)	296,987	1,955,433
Keller Group plc (Industrials, Construction & Engineering)	78,060	1,194,002
Mears Group plc (Industrials, Commercial Services & Supplies)	271,251	1,782,064
Morgan Advanced Materials plc (Industrials, Machinery)	333,093	1,718,471
Pace plc (Consumer Discretionary, Household Durables)	185,986	1,179,183
Savills plc (Financials, Real Estate Management & Development)	153,645	1,945,845
Shawbrook Group plc (Financials, Banks) †	95,085	451,002
SIG plc (Industrials, Trading Companies & Distributors)	540,088	1,605,035
Stock Spirits Group plc (Consumer Staples, Beverages)	296,450	866,525

		24,734,879

United States: 50.83%
A. Schulman Incorporated (Materials, Chemicals)	77,611	3,294,587
ACI Worldwide Incorporated (Information Technology, Software) †	199,000	4,582,970
Acxiom Corporation (Information Technology, IT Services) †	74,000	1,292,040
Analogic Corporation (Health Care, Health Care Equipment & Supplies)	41,524	3,508,778
Atwood Oceanics Incorporated (Energy, Energy Equipment & Services)	38,100	1,271,778
Bio-Rad Laboratories Incorporated Class A (Health Care, Life Sciences Tools & Services) †	14,361	1,930,836
Blyth Incorporated (Consumer Discretionary, Household Durables) †	93,500	718,080
Brown & Brown Incorporated (Financials, Insurance)	121,722	3,889,018
CARBO Ceramics Incorporated (Energy, Energy Equipment & Services) «	35,500	1,570,165
Christopher & Banks Corporation (Consumer Discretionary, Specialty Retail) †	172,028	1,021,846
Coherent Incorporated (Information Technology, Electronic Equipment, Instruments & Components) †	25,200	1,512,000
Delta Apparel Incorporated (Consumer Discretionary, Textiles, Apparel & Luxury Goods) †	72,800	893,256
Denny’s Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure) †	126,260	1,314,367
Dixie Group Incorporated (Consumer Discretionary, Household Durables) «†	178,671	1,756,336
Domino’s Pizza Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	120,183	1,456,476
Douglas Dynamics Incorporated (Industrials, Machinery)	147,702	3,212,519
DST Systems Incorporated (Information Technology, IT Services)	25,256	2,906,460
Eagle Materials Incorporated (Materials, Construction Materials)	45,900	3,827,601
First Citizens BancShares Corporation Class A (Financials, Banks)	14,096	3,387,833
Franklin Electric Company Incorporated (Industrials, Electrical Equipment)	108,362	3,918,370

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Global Opportunities Fund	Portfolio of investments—April 30, 2015 (unaudited)

Security name			Shares	Value

United States (continued)
Guess? Incorporated (Consumer Discretionary, Specialty Retail)			125,100	$2,290,581
Haemonetics Corporation (Health Care, Health Care Equipment & Supplies) †			50,176	2,033,633
ICU Medical Incorporated (Health Care, Health Care Equipment & Supplies) †			28,169	2,376,619
Imation Corporation (Information Technology, Technology Hardware, Storage & Peripherals) †			494,388	2,022,047
Innospec Incorporated (Materials, Chemicals)			99,205	4,335,259
Kadant Incorporated (Industrials, Machinery)			78,276	3,988,945
Knowles Corporation (Information Technology, Electronic Equipment, Instruments & Components) «†			71,500	1,370,655
Krispy Kreme Doughnuts Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure) †			257,300	4,579,940
Liberty Tax Incorporated (Consumer Discretionary, Diversified Consumer Services) «			109,300	3,027,610
Matthews International Corporation Class A (Industrials, Commercial Services & Supplies)			66,740	3,238,892
Mueller Industries Incorporated (Industrials, Machinery)			113,200	3,966,528
Neenah Paper Incorporated (Materials, Paper & Forest Products)			42,850	2,591,140
NETGEAR Incorporated (Information Technology, Communications Equipment) †			63,193	1,912,852
Pier 1 Imports Incorporated (Consumer Discretionary, Specialty Retail)			107,700	1,362,405
ProAssurance Corporation (Financials, Insurance)			56,900	2,557,655
Progress Software Corporation (Information Technology, Software) †			83,400	2,201,760
Schweitzer-Mauduit International Incorporated (Materials, Paper & Forest Products)			87,200	3,855,112
Simpson Manufacturing Company Incorporated (Industrials, Building Products)			119,416	3,914,456
Spectrum Brands Holdings Incorporated (Consumer Staples, Household Products)			16,700	1,526,881
Steel Excel Incorporated (Energy, Energy Equipment & Services) †			103,534	2,075,857
Steris Corporation (Health Care, Health Care Equipment & Supplies)			43,600	2,899,400
Stone Energy Corporation (Energy, Oil, Gas & Consumable Fuels) †			53,864	919,458
Teradata Corporation (Information Technology, IT Services) †			60,300	2,652,597
Theravance Incorporated (Health Care, Pharmaceuticals) «			99,908	1,623,505
TreeHouse Foods Incorporated (Consumer Staples, Food Products) †			45,900	3,729,834
UMB Financial Corporation (Financials, Banks)			76,900	3,828,851
Validus Holdings Limited (Financials, Insurance)			35,500	1,484,965
Vishay Intertechnology Incorporated (Information Technology, Electronic Equipment, Instruments & Components)			246,890	3,130,565
WD-40 Company (Consumer Staples, Household Products)			36,716	2,972,527
WellCare Health Plans Incorporated (Health Care, Health Care Providers & Services) †			31,700	2,454,531
West Pharmaceutical Services Incorporated (Health Care, Health Care Equipment & Supplies)			19,100	1,017,648
Westwood Holdings Group Incorporated (Financials, Capital Markets)			49,050	2,873,841

				132,081,865

Total Common Stocks (Cost $209,513,300)				244,627,619

Dividend yield

Preferred Stocks: 0.64%

Germany: 0.64%
Draegerwerk AG & Company KGAA (Health Care, Health Care Equipment & Supplies) «	1.34%		14,232	1,651,574

Total Preferred Stocks (Cost $1,439,559)				1,651,574

		Expiration date
Rights: 0.06%

Spain: 0.06%
Merlin Properties Socimi SA (Financials, REITs) †		5-2-2015	106,487	162,614

Total Rights (Cost $0)				162,614

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2015 (unaudited)	Wells Fargo Advantage Global Opportunities Fund	11

Security name	Yield	Shares	Value

Short-Term Investments: 9.52%

Investment Companies: 9.52%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.12%	16,489,624	$16,489,624
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.11	8,261,818	8,261,818

Total Short-Term Investments (Cost $24,751,442)			24,751,442

Total investments in securities (Cost $235,704,301)*	104.36%	271,193,249
Other assets and liabilities, net	(4.36)	(11,334,192)

Total net assets	100.00%	$259,859,057

«	All or a portion of this security is on loan.

†	Non-income-earning security

(i)	Illiquid security

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $237,290,131 and unrealized gains (losses) consists of:

Gross unrealized gains	$45,749,652
Gross unrealized losses	(11,846,534)

Net unrealized gains	$33,903,118

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Global Opportunities Fund	Statement of assets and liabilities—April 30, 2015 (unaudited)

Assets
Investments
In unaffiliated securities (including $15,831,687 of securities loaned), at value (cost $210,952,859)	$246,441,807
In affiliated securities, at value (cost $24,751,442)	24,751,442

Total investments, at value (cost $235,704,301)	271,193,249
Foreign currency, at value (cost $3,670,311)	3,812,401
Receivable for investments sold	2,788,898
Receivable for Fund shares sold	98,205
Receivable for dividends	596,543
Receivable for securities lending income	33,433
Prepaid expenses and other assets	39,919

Total assets	278,562,648

Liabilities
Payable for investments purchased	1,621,361
Payable for Fund shares redeemed	183,569
Payable upon receipt of securities loaned	16,489,624
Advisory fee payable	187,418
Distribution fees payable	30,613
Administration fees payable	60,764
Accrued expenses and other liabilities	130,242

Total liabilities	18,703,591

Total net assets	$259,859,057

NET ASSETS CONSIST OF
Paid-in capital	$220,564,107
Overdistributed net investment income	(89,471)
Accumulated net realized gains on investments	3,728,496
Net unrealized gains on investments	35,655,925

Total net assets	$259,859,057

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$165,555,328
Shares outstanding – Class A1	4,255,398
Net asset value per share – Class A	$38.90
Maximum offering price per share – Class A2	$41.27
Net assets – Class B	$8,309,728
Shares outstanding – Class B1	280,784
Net asset value per share – Class B	$29.59
Net assets – Class C	$40,469,650
Shares outstanding – Class C1	1,358,860
Net asset value per share – Class C	$29.78
Net assets – Administrator Class	$37,931,533
Shares outstanding – Administrator Class[1]	939,863
Net asset value per share – Administrator Class	$40.36
Net assets – Institutional Class	$7,592,818
Shares outstanding – Institutional Class[1]	188,476
Net asset value per share – Institutional Class	$40.29

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended April 30, 2015 (unaudited)	Wells Fargo Advantage Global Opportunities Fund	13

Investment income
Dividends (net of foreign withholding taxes of $68,375)	$2,182,644
Securities lending income, net	100,688
Income from affiliated securities	5,619

Total investment income	2,288,951

Expenses
Advisory fee	1,154,974
Administration fees
Fund level	64,165
Class A	208,826
Class B	12,699
Class C	51,843
Administrator Class	19,380
Institutional Class	3,047
Shareholder servicing fees
Class A	200,794
Class B	12,211
Class C	49,849
Administrator Class	48,215
Distribution fees
Class B	36,633
Class C	149,547
Custody and accounting fees	66,145
Professional fees	24,843
Registration fees	25,019
Shareholder report expenses	24,496
Trustees’ fees and expenses	5,708
Other fees and expenses	14,089

Total expenses	2,172,483
Less: Fee waivers and/or expense reimbursements	(41,586)

Net expenses	2,130,897

Net investment income	158,054

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	4,732,085
Forward foreign currency contract transactions	227,108

Net realized gains on investments	4,959,193

Net change in unrealized gains (losses) on:
Unaffiliated securities	11,705,726
Forward foreign currency contract transactions	(224,896)

Net change in unrealized gains (losses) on investments	11,480,830

Net realized and unrealized gains (losses) on investments	16,440,023

Net increase in net assets resulting from operations	$16,598,077

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Global Opportunities Fund	Statement of changes in net assets

	Six months ended April 30, 2015 (unaudited)		Year ended October 31, 2014

Operations
Net investment income (loss)		$158,054		$(166,255)
Net realized gains on investments		4,959,193		43,058,242
Net change in unrealized gains (losses) on investments		11,480,830		(36,690,231)

Net increase in net assets resulting from operations		16,598,077		6,201,756

Distributions to shareholders from
Net investment income
Class A		(112,091)		(1,289,731)
Class C		0		(17,006)
Administrator Class		(31,925)		(475,665)
Institutional Class		(45,625)		(23,151)
Net realized gains
Class A		(25,688,232)		0
Class B		(2,100,714)		0
Class C		(7,981,435)		0
Administrator Class		(5,573,313)		0
Institutional Class		(1,170,657)		0

Total distributions to shareholders		(42,703,992)		(1,805,553)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	227,391	8,764,038	339,559	14,931,283
Class B	2,168	62,186	4,025	140,530
Class C	61,360	1,771,541	55,031	1,941,771
Administrator Class	119,864	4,760,342	300,922	13,658,466
Institutional Class	103,519	4,354,130	87,544	4,024,855

		19,712,237		34,696,905

Reinvestment of distributions
Class A	656,362	23,808,617	27,164	1,188,435
Class B	73,234	2,024,915	0	0
Class C	236,312	6,574,187	392	13,875
Administrator Class	146,011	5,492,203	9,728	438,256
Institutional Class	21,540	812,381	514	23,151

		38,712,303		1,663,717

Payment for shares redeemed
Class A	(492,443)	(18,874,061)	(761,396)	(33,410,938)
Class B	(135,424)	(4,067,490)	(232,231)	(8,230,660)
Class C	(139,829)	(4,154,067)	(152,969)	(5,417,774)
Administrator Class	(535,939)	(23,182,203)	(292,897)	(13,293,051)
Institutional Class	(54,858)	(2,188,499)	(18,605)	(837,713)

		(52,466,320)		(61,190,136)

Net increase (decrease) in net assets resulting from capital share transactions		5,958,220		(24,829,514)

Total decrease in net assets		(20,147,695)		(20,433,311)

Net assets
Beginning of period		280,006,752		300,440,063

End of period		$259,859,057		$280,006,752

Overdistributed/accumulated net investment income (loss)		$(89,471)		$(57,884)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Global Opportunities Fund	15

(For a share outstanding throughout each period)

	Six months ended April 30, 2015 (unaudited)	Year ended October 31
CLASS A		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$43.26	$42.68	$33.17	$30.14	$31.91	$24.96
Net investment income	0.05 [2]	0.03 [2]	0.16 [2]	0.20 [2]	0.12 [2]	0.07 [2]
Net realized and unrealized gains (losses) on investments	2.36	0.86	9.58	2.87	(1.89)	6.99

Total from investment operations	2.41	0.89	9.74	3.07	(1.77)	7.06
Distributions to shareholders from
Net investment income	(0.03)	(0.31)	(0.23)	(0.04)	0.00	(0.11)
Net realized gains	(6.74)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(6.77)	(0.31)	(0.23)	(0.04)	0.00	(0.11)
Net asset value, end of period	$38.90	$43.26	$42.68	$33.17	$30.14	$31.91
Total return[3]	6.70%	2.07%	29.50%	10.24%	(5.55)%	28.41%
Ratios to average net assets (annualized)
Gross expenses	1.59%	1.57%	1.59%	1.55%	1.55%	1.66%
Net expenses	1.55%	1.55%	1.55%	1.54%	1.53%	1.63%
Net investment income	0.24%	0.06%	0.43%	0.65%	0.34%	0.25%
Supplemental data
Portfolio turnover rate	18%	66%	59%	85%	76%	104%
Net assets, end of period (000s omitted)	$165,555	$167,166	$181,764	$156,433	$174,937	$212,729

[1]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Global Opportunities Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class A of Evergreen Global Opportunities Fund.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Global Opportunities Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2015 (unaudited)	Year ended October 31
CLASS B		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$34.62	$34.18	$26.58	$24.30	$25.92	$20.33
Net investment loss	(0.08)[2]	(0.25)[2]	(0.09)[2]	(0.03)[2]	(0.12)[2]	(0.11)[2]
Net realized and unrealized gains (losses) on investments	1.79	0.69	7.69	2.31	(1.50)	5.70

Total from investment operations	1.71	0.44	7.60	2.28	(1.62)	5.59
Distributions to shareholders from
Net realized gains	(6.74)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$29.59	$34.62	$34.18	$26.58	$24.30	$25.92
Total return[3]	6.30%	1.29%	28.54%	9.42%	(6.25)%	27.43%
Ratios to average net assets (annualized)
Gross expenses	2.33%	2.32%	2.34%	2.30%	2.30%	2.41%
Net expenses	2.30%	2.30%	2.30%	2.29%	2.28%	2.38%
Net investment loss	(0.56)%	(0.71)%	(0.32)%	(0.10)%	(0.43)%	(0.49)%
Supplemental data
Portfolio turnover rate	18%	66%	59%	85%	76%	104%
Net assets, end of period (000s omitted)	$8,310	$11,799	$19,446	$21,181	$26,598	$37,752

[1]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Global Opportunities Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class B of Evergreen Global Opportunities Fund.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Global Opportunities Fund	17

(For a share outstanding throughout each period)

	Six months ended April 30, 2015 (unaudited)	Year ended October 31
CLASS C		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$34.80	$34.36	$26.73	$24.43	$26.05	$20.44
Net investment loss	(0.08)[2]	(0.24)[2]	(0.09)[2]	(0.03)[2]	(0.11)[2]	(0.11)[2]
Net realized and unrealized gains (losses) on investments	1.80	0.69	7.72	2.33	(1.51)	5.72

Total from investment operations	1.72	0.45	7.63	2.30	(1.62)	5.61
Distributions to shareholders from
Net investment income	0.00	(0.01)	0.00	0.00	0.00	0.00
Net realized gains	(6.74)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(6.74)	(0.01)	0.00	0.00	0.00	0.00
Net asset value, end of period	$29.78	$34.80	$34.36	$26.73	$24.43	$26.05
Total return[3]	6.30%	1.32%	28.54%	9.41%	(6.25)%	27.43%
Ratios to average net assets (annualized)
Gross expenses	2.34%	2.32%	2.34%	2.30%	2.30%	2.41%
Net expenses	2.30%	2.30%	2.30%	2.29%	2.28%	2.38%
Net investment loss	(0.52)%	(0.69)%	(0.31)%	(0.11)%	(0.41)%	(0.50)%
Supplemental data
Portfolio turnover rate	18%	66%	59%	85%	76%	104%
Net assets, end of period (000s omitted)	$40,470	$41,792	$44,618	$37,753	$45,135	$52,866

[1]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Global Opportunities Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class C of Evergreen Global Opportunities Fund.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Global Opportunities Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2015 (unaudited)	Year ended October 31
ADMINISTRATOR CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$44.60	$44.00	$34.21	$31.10	$32.92	$25.73
Net investment income	0.07 [2]	0.09	0.22 [2]	0.26 [2]	0.15	0.14 [2]
Net realized and unrealized gains (losses) on investments	2.46	0.90	9.86	2.96	(1.93)	7.23

Total from investment operations	2.53	0.99	10.08	3.22	(1.78)	7.37
Distributions to shareholders from
Net investment income	(0.03)	(0.39)	(0.29)	(0.11)	(0.04)	(0.18)
Net realized gains	(6.74)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(6.77)	(0.39)	(0.29)	(0.11)	(0.04)	(0.18)
Net asset value, end of period	$40.36	$44.60	$44.00	$34.21	$31.10	$32.92
Total return[3]	6.80%	2.22%	29.73%	10.44%	(5.39)%	28.77%
Ratios to average net assets (annualized)
Gross expenses	1.42%	1.41%	1.42%	1.38%	1.37%	1.43%
Net expenses	1.40%	1.40%	1.40%	1.38%	1.36%	1.40%
Net investment income	0.37%	0.22%	0.58%	0.81%	0.53%	0.49%
Supplemental data
Portfolio turnover rate	18%	66%	59%	85%	76%	104%
Net assets, end of period (000s omitted)	$37,932	$53,966	$52,461	$44,360	$49,860	$46,106

[1]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Global Opportunities Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class I of Evergreen Global Opportunities Fund.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Global Opportunities Fund	19

(For a share outstanding throughout each period)

	Six months ended April 30, 2015 (unaudited)	Year ended October 31
INSTITUTIONAL CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$44.67	$44.05	$34.25	$31.18	$32.94	$28.37
Net investment income	0.13 [2]	0.15	0.32 [2]	0.36 [2]	0.25	0.04 [2]
Net realized and unrealized gains (losses) on investments	2.45	0.96	9.86	2.93	(1.94)	4.53

Total from investment operations	2.58	1.11	10.18	3.29	(1.69)	4.57
Distributions to shareholders from
Net investment income	(0.22)	(0.49)	(0.38)	(0.22)	(0.07)	0.00
Net realized gains	(6.74)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(6.96)	(0.49)	(0.38)	(0.22)	(0.07)	0.00
Net asset value, end of period	$40.29	$44.67	$44.05	$34.25	$31.18	$32.94
Total return[3]	6.94%	2.48%	30.06%	10.70%	(5.15)%	16.11%
Ratios to average net assets (annualized)
Gross expenses	1.16%	1.14%	1.16%	1.12%	1.08%	1.22%
Net expenses	1.15%	1.14%	1.15%	1.12%	1.08%	1.15%
Net investment income	0.64%	0.47%	0.83%	1.13%	1.18%	0.53%
Supplemental data
Portfolio turnover rate	18%	66%	59%	85%	76%	104%
Net assets, end of period (000s omitted)	$7,593	$5,284	$2,151	$1,263	$1,486	$12

[1]	For the period from July 30, 2010 (commencement of class operations) to October 31, 2010

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Global Opportunities Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage Global Opportunities Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2015, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other

Notes to financial statements (unaudited)	Wells Fargo Advantage Global Opportunities Fund	21

independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

22	Wells Fargo Advantage Global Opportunities Fund	Notes to financial statements (unaudited)

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Advantage Global Opportunities Fund	23

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Common stocks
Australia	$0	$584,439	$0	$584,439
Austria	0	829,579	0	829,579
Belgium	0	388,216	0	388,216
Canada	12,606,033	7,310	0	12,613,343
Denmark	0	1,604,562	0	1,604,562
France	5,052,458	6,670,705	0	11,723,163
Germany	2,270,811	8,407,420	0	10,678,231
Hong Kong	0	2,390,903	0	2,390,903
Israel	1,681,915	0	0	1,681,915
Italy	0	3,315,703	0	3,315,703
Japan	0	19,693,438	0	19,693,438
Netherlands	0	4,609,362	0	4,609,362
Norway	2,212,412	1,595,291	0	3,807,703
Russia	0	430,826	0	430,826
South Korea	629,603	1,785,345	0	2,414,948
Spain	1,455,752	2,249,498	0	3,705,250
Sweden	806,152	0	0	806,152
Switzerland	1,746,782	4,020,813	0	5,767,595
Taiwan	0	765,547	0	765,547
United Kingdom	8,983,347	15,751,532	0	24,734,879
United States	130,006,008	2,075,857	0	132,081,865

Preferred stocks
Germany	1,651,574	0	0	1,651,574

Rights
Spain	0	162,614	0	162,614

Short-term investments
Investment companies	8,261,818	16,489,624	0	24,751,442
Total assets	$177,364,665	$93,828,584	$0	$271,193,249

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2015, fair value pricing was used in pricing certain foreign securities and securities valued at $67,126,086 were transferred from Level 1 to Level 2. The Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.90% and declining to 0.80% as the average daily net assets of the Fund increase. For the six months ended April 30, 2015, the advisory fee was equivalent to an annual rate of 0.90% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.

24	Wells Fargo Advantage Global Opportunities Fund	Notes to financial statements (unaudited)

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 29, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.55% for Class A shares, 2.30% for Class B shares, 2.30% for Class C shares, 1.40% for Administrator Class shares, and 1.15% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended April 30, 2015, Funds Distributor received $2,389 from the sale of Class A shares and $320 and $152 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2015 were $44,543,209 and $79,489,831, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended April 30, 2015, the Fund entered into forward foreign currency contracts for economic hedging purposes.

As of April 30, 2015, the Fund did not have any open forward foreign currency contracts. The Fund had average contract amounts of $30,573 and $113,770 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the six months ended April 30, 2015.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the appropriate financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Global Opportunities Fund	25

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended April 30, 2015, the Fund paid $242 in commitment fees.

For the six months ended April 30, 2015, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

26	Wells Fargo Advantage Global Opportunities Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Global Opportunities Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

28	Wells Fargo Advantage Global Opportunities Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Global Opportunities Fund	29

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PIK	— Payment-in-kind
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian leu
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

233655 06-15 SA239/SAR239 04-15

Wells Fargo Advantage

International Equity Fund

Semi-Annual Report

April 30, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of April 30, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage International Equity Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

A worldwide trend toward looser monetary policy tended to support stock and bond markets in both developed and emerging economies.

European stocks were boosted by the anticipation and then the reality of the ECB’s asset purchases.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage International Equity Fund for the six-month period that ended April 30, 2015. The period was marked by low global interest rates as major central banks initiated or increased their quantitative easing programs. By the end of the period, some European sovereign debt issues were selling at negative yields. In the U.S., large-cap stocks, as measured by the S&P 500 Index1, gained 7.22%, boosted by stronger economic data in the U.S. Although non-U.S. economic growth was more restrained, developed international stocks, as measured by the MSCI EAFE Index (Net)2, gained 6.81%, appreciating, in part, because of quantitative easing in Europe and Japan.

Major central banks continued to provide liquidity to the markets.

A worldwide trend toward looser monetary policy tended to support stock and bond markets in both developed and emerging economies. Throughout the reporting period, the Federal Open Market Committee (FOMC), which is the U.S. Federal Reserve’s (Fed’s) monetary policymaking body, kept its key interest rate effectively at zero. Even though the FOMC ended its bond-buying program in October 2014 and guided investors to expect an interest-rate hike in mid- to late-2015, the Fed remained accommodative.

The European Central Bank (ECB) maintained a variety of measures aimed at encouraging lending, including making funds available to banks at low interest rates and imposing a negative interest rate on bank deposits held at the central bank. In January 2015, the bank announced quantitative easing via significant bond purchases in an attempt to raise the eurozone’s inflation to just under its target of 2%. In Japan, the Bank of Japan (BOJ) also maintained an aggressive monetary program aimed at combating deflation.

The U.S. outperformed other developed markets economies, while major emerging economies grappled with slower growth.

Reported U.S. gross domestic product (GDP) growth came in at a solid 2.2% annualized rate in the fourth quarter of 2014. Although the initial estimate for annualized GDP growth came in at a modest 0.2% in the first quarter of 2015, the slowdown was attributed to short-term factors such as a harsh winter and a long-lived strike at West Coast ports.

European annualized GDP growth was 1.3% in the fourth quarter of 2014 and 1.4% in the first quarter of 2015. European stocks were boosted by the anticipation and then the reality of the ECB’s asset purchases. As also occurred in the U.S., the central bank’s purchase of fixed-income assets provided liquidity that investors poured into riskier assets, including stocks. A similar dynamic played out in Japan, although Japanese shares received the benefit of direct purchases from the BOJ and major pension funds.

Among major emerging markets, Chinese government data showed a slowdown in fixed-asset investment, which includes property investment, and modest growth in manufacturing and housing sales. However, China’s growth rates still

[1]	The S&P 500 Index consists of 500 shares chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each share’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Letter to shareholders (unaudited)	Wells Fargo Advantage International Equity Fund	3

contrasted favorably with stagnant growth in most developed economies. Brazil faced a challenging situation with a growing corruption scandal affecting the state-controlled oil company, a struggling economy, and a severe drought affecting the city of São Paulo. The MSCI Emerging Markets Index (Net)3 ended the period with a 3.92% return.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

[3]	The Morgan Stanley Capital International (MSCI) Emerging Markets Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. The MSCI Emerging Markets Index (Net) consists of the following 23 emerging markets country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. You cannot invest directly in an index.

4	Wells Fargo Advantage International Equity Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Jeffrey Everett, CFA

Dale Winner, CFA

Average annual total returns1 (%) as of April 30, 2015

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFEAX)	1-20-1998	7.36	6.43	4.60	13.87	7.70	5.22	1.53	1.09
Class B (WFEBX)*	9-6-1979	8.03	6.58	4.67	13.03	6.89	4.67	2.28	1.84
Class C (WFEFX)	3-6-1998	12.10	6.89	4.44	13.10	6.89	4.44	2.28	1.84
Class R (WFERX)	10-10-2003	–	–	–	13.62	7.43	4.95	1.78	1.34
Administrator Class (WFEDX)	7-16-2010	–	–	–	13.95	7.71	5.37	1.37	1.09
Institutional Class (WFENX)	3-9-1998	–	–	–	14.14	7.96	5.49	1.10	0.84
MSCI ACWI ex USA (Net)[4]	–	–	–	–	2.63	6.04	6.26	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage International Equity Fund	5

Ten largest holdings[5] (%) as of April 30, 2015
Mitsubishi UFJ Financial Group Incorporated	3.29
Anima Holding SpA	3.14
China Everbright Limited	3.02
Daiwa House Industry Company Limited	2.99
Man Group plc	2.84
Hitachi Limited	2.73
China Mobile Limited	2.63
Nomura Holdings Incorporated	2.59
Akzo Nobel NV	2.56
Compagnie de Saint-Gobain	2.49

Sector distribution[6] as of April 30, 2015

Country allocation[6] as of April 30, 2015

[1]	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares and has been adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen International Equity Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The Adviser has committed through February 29, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Morgan Stanley Capital International All Country World Index ex USA (Net) (MSCI ACWI ex USA (Net)) is a free float-adjusted market-capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These percentages are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage International Equity Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2014 to April 30, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11-1-2014	Ending account value 4-30-2015	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,164.93	$5.85	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.39	$5.46	1.09%
Class B
Actual	$1,000.00	$1,160.24	$9.86	1.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.67	$9.20	1.84%
Class C
Actual	$1,000.00	$1,160.67	$9.86	1.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.67	$9.20	1.84%
Class R
Actual	$1,000.00	$1,163.09	$7.19	1.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$6.71	1.34%
Administrator Class
Actual	$1,000.00	$1,165.15	$5.85	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.39	$5.46	1.09%
Institutional Class
Actual	$1,000.00	$1,165.80	$4.51	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.63	$4.21	0.84%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—April 30, 2015 (unaudited)	Wells Fargo Advantage International Equity Fund	7

Security name	Shares	Value

Common Stocks: 85.79%

Canada: 1.44%
Valeant Pharmaceuticals International Incorporated (Health Care, Pharmaceuticals) †	15,267	$3,311,870

China: 7.76%
Biostime International Holdings Limited (Consumer Staples, Food Products)	322,500	1,478,123
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	424,500	6,063,255
Dongfeng Motor Group Company Limited (Consumer Discretionary, Automobiles)	3,006,000	4,994,037
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	4,800,000	4,163,812
Xtep International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	3,317,715	1,207,135

		17,906,362

France: 2.49%
Compagnie de Saint-Gobain (Industrials, Building Products)	126,646	5,755,692

Germany: 10.65%
Bayer AG (Health Care, Pharmaceuticals)	30,127	4,336,257
Hugo Boss AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	15,289	1,881,318
Metro AG (Consumer Staples, Food & Staples Retailing)	130,400	4,726,331
Rheinmetall AG (Industrials, Industrial Conglomerates)	91,889	4,704,516
SAP AG (Information Technology, Software)	51,197	3,868,701
Siemens AG (Industrials, Industrial Conglomerates)	46,664	5,076,199

		24,593,322

Hong Kong: 4.31%
China Everbright Limited (Financials, Capital Markets)	2,110,000	6,975,328
Value Partners Group Limited (Financials, Capital Markets)	1,602,000	2,961,889

		9,937,217

Italy: 9.53%
Anima Holding SpA (Financials, Capital Markets) †	813,887	7,246,508
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	230,235	4,417,254
Intesa Sanpaolo SpA (Financials, Banks)	1,365,870	4,588,641
Prysmian SpA (Industrials, Electrical Equipment)	281,424	5,739,089

		21,991,492

Japan: 19.25%
Coca-Cola East Japan Company Limited (Consumer Staples, Beverages)	108,200	2,021,941
Daiwa House Industry Company Limited (Financials, Real Estate Management & Development)	308,900	6,896,196
Daiwa Securities Group Incorporated (Financials, Capital Markets)	265,000	2,198,390
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	925,000	6,311,185
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	1,070,000	7,601,654
Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	147,000	4,357,712
Nitto Denko Corporation (Materials, Chemicals)	49,888	3,197,098
Nomura Holdings Incorporated (Financials, Capital Markets)	920,600	5,972,313
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	63,800	4,441,062
West Holdings Corporation (Consumer Discretionary, Household Durables)	151,200	1,096,340
Yaskawa Electric Corporation (Information Technology, Electronic Equipment, Instruments & Components)	25,500	350,357

		44,444,248

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage International Equity Fund	Portfolio of investments—April 30, 2015 (unaudited)

Security name		Shares	Value

Netherlands: 2.56%
Akzo Nobel NV (Materials, Chemicals) «		77,098	$5,899,054

Norway: 1.42%
Frontline 2012 Limited (Energy, Oil, Gas & Consumable Fuels) 144A		189,513	1,157,762
Marine Harvest ASA (Consumer Staples, Food Products)		173,624	2,116,242

			3,274,004

South Korea: 4.05%
Hana Financial Group Incorporated (Financials, Banks)		138,230	4,068,921
Samsung Electronics Company Limited GDR (Information Technology, Semiconductors & Semiconductor Equipment) 144A		7,232	4,742,656
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)		1,983	531,390

			9,342,967

Sweden: 1.65%
Volvo AB Class B (Industrials, Machinery)		275,740	3,809,401

Switzerland: 6.03%
ABB Limited (Industrials, Electrical Equipment)		208,709	4,573,322
Novartis AG (Health Care, Pharmaceuticals)		47,737	4,872,617
Zurich Financial Services AG (Financials, Insurance)		14,503	4,476,397

			13,922,336

United Kingdom: 13.52%
BP plc (Energy, Oil, Gas & Consumable Fuels)		764,873	5,516,566
Capita plc (Industrials, Professional Services)		113,451	1,985,754
Man Group plc (Financials, Capital Markets)		2,219,944	6,545,527
Reckitt Benckiser Group plc (Consumer Staples, Household Products)		42,649	3,795,948
Smiths Group plc (Industrials, Industrial Conglomerates)		150,535	2,635,330
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)		1,508,811	5,315,852
Wolseley plc (Industrials, Trading Companies & Distributors)		91,639	5,419,929

			31,214,906

United States: 1.13%
QUALCOMM Incorporated (Information Technology, Communications Equipment)		38,479	2,616,572

Total Common Stocks (Cost $148,628,692)			198,019,443

	Expiration date
Participation Notes: 1.59%

United Kingdom: 1.59%
HSBC Bank plc (Kweichow Moutai Company Limited Class A) (Consumer Staples, Beverages) †	2-19-2019	21,100	858,382
HSBC Bank plc (Kweichow Moutai Company Limited Class A) (Consumer Staples, Beverages) †	12-4-2024	7,469	303,851
Standard Chartered Bank (Kweichow Moutai Company Limited Class A) (Consumer Staples, Beverages) †	4-18-2016	61,639	2,507,573

Total Participation Notes (Cost $3,069,004)			3,669,806

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2015 (unaudited)	Wells Fargo Advantage International Equity Fund	9

Security name	Dividend yield	Shares	Value

Preferred Stocks: 0.95%

Germany: 0.95%
Volkswagen AG (Consumer Discretionary, Automobiles) «±	2.14%	8,574	$2,207,339

Total Preferred Stocks (Cost $1,988,951)			2,207,339

	Yield
Short-Term Investments: 12.09%

Investment Companies: 12.09%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.12	2,200,453	2,200,453
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.11	25,699,509	25,699,509

Total Short-Term Investments (Cost $27,899,962)			27,899,962

Total investments in securities (Cost $181,586,609) *	100.42%	231,796,550
Other assets and liabilities, net	(0.42)	(969,019)

Total net assets	100.00%	$230,827,531

†	Non-income-earning security

«	All or a portion of this security is on loan.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $183,182,623 and unrealized gains (losses) consists of:

Gross unrealized gains	$52,651,039
Gross unrealized losses	(4,037,112)

Net unrealized gains	$48,613,927

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage International Equity Fund	Statement of assets and liabilities—April 30, 2015 (unaudited)

Assets
Investments
In unaffiliated securities (including $2,096,410 of securities loaned), at value (cost $153,686,647)	$203,896,588
In affiliated securities, at value (cost $27,899,962)	27,899,962

Total investments, at value (cost $181,586,609)	231,796,550
Foreign currency, at value (cost $232,480)	233,953
Receivable for investments sold	199,596
Receivable for Fund shares sold	2,477,000
Receivable for dividends	793,103
Receivable for securities lending income	13,323
Prepaid expenses and other assets	45,449

Total assets	235,558,974

Liabilities
Payable for investments purchased	1,452,376
Payable for Fund shares redeemed	119,048
Unrealized losses on forward foreign currency contracts	711,568
Payable upon receipt of securities loaned	2,200,453
Advisory fee payable	75,467
Distribution fees payable	13,410
Administration fees payable	41,861
Accrued expenses and other liabilities	117,260

Total liabilities	4,731,443

Total net assets	$230,827,531

NET ASSETS CONSIST OF
Paid-in capital	$222,477,174
Undistributed net investment income	482,187
Accumulated net realized losses on investments	(41,639,229)
Net unrealized gains on investments	49,507,399

Total net assets	$230,827,531

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$111,435,518
Shares outstanding – Class A1	8,866,600
Net asset value per share – Class A	$12.57
Maximum offering price per share – Class A2	$13.34
Net assets – Class B	$3,648,537
Shares outstanding – Class B1	297,353
Net asset value per share – Class B	$12.27
Net assets – Class C	$18,312,640
Shares outstanding – Class C1	1,480,823
Net asset value per share – Class C	$12.37
Net assets – Class R	$1,612,864
Shares outstanding – Class R1	126,720
Net asset value per share – Class R	$12.73
Net assets – Administrator Class	$19,800,146
Shares outstanding – Administrator Class[1]	1,603,373
Net asset value per share – Administrator Class	$12.35
Net assets – Institutional Class	$76,017,826
Shares outstanding – Institutional Class[1]	6,075,210
Net asset value per share – Institutional Class	$12.51

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended April 30, 2015 (unaudited)	Wells Fargo Advantage International Equity Fund	11

Investment income
Dividends (net of foreign withholding taxes of $179,084)	$2,064,255
Securities lending income, net	44,068
Income from affiliated securities	4,247
Interest	19

Total investment income	2,112,589

Expenses
Advisory fee	819,825
Administration fees
Fund level	48,225
Class A	125,251
Class B	4,800
Class C	20,902
Class R	1,953
Administrator Class	5,520
Institutional Class	25,696
Shareholder servicing fees
Class A	120,433
Class B	4,616
Class C	20,098
Class R	1,877
Administrator Class	13,801
Distribution fees
Class B	13,847
Class C	60,294
Class R	1,877
Custody and accounting fees	45,284
Professional fees	35,011
Registration fees	30,221
Shareholder report expenses	27,122
Trustees’ fees and expenses	8,290
Other fees and expenses	11,560

Total expenses	1,446,503
Less: Fee waivers and/or expense reimbursements	(399,479)

Net expenses	1,047,024

Net investment income	1,065,565

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	7,231,468
Forward foreign currency contract transactions	2,520,742

Net realized gains on investments	9,752,210

Net change in unrealized gains (losses) on:
Unaffiliated securities	20,383,036
Forward foreign currency contract transactions	(1,152,478)

Net change in unrealized gains (losses) on investments	19,230,558

Net realized and unrealized gains (losses) on investments	28,982,768

Net increase in net assets resulting from operations	$30,048,333

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage International Equity Fund	Statement of changes in net assets

	Six months ended April 30, 2015 (unaudited)		Year ended October 31, 2014

Operations
Net investment income		$1,065,565		$6,499,158
Net realized gains on investments		9,752,210		2,939,425
Net change in unrealized gains (losses) on investments		19,230,558		(17,267,991)

Net increase (decrease) in net assets resulting from operations		30,048,333		(7,829,408)

Distributions to shareholders from
Net investment income
Class A		(4,144,449)		(2,501,560)
Class B		(133,491)		(86,510)
Class C		(589,249)		(245,790)
Class R		(58,692)		(13,985)
Administrator Class		(444,265)		(102,289)
Institutional Class		(3,012,972)		(1,898,103)

Total distributions to shareholders		(8,383,118)		(4,848,237)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	928,405	11,148,845	1,770,644	20,755,971
Class B	2,011	24,346	2,057	23,111
Class C	125,459	1,488,699	286,544	3,296,726
Class R	20,567	237,031	34,731	411,910
Administrator Class	838,756	10,064,904	1,087,000	12,536,509
Institutional Class	1,804,105	21,467,188	1,478,849	17,423,599

		44,431,013		54,447,826

Reinvestment of distributions
Class A	350,957	3,835,959	183,571	2,204,689
Class B	12,086	129,201	7,028	82,440
Class C	47,129	508,047	18,292	216,764
Class R	2,725	30,167	467	5,680
Administrator Class	41,287	443,423	6,202	73,240
Institutional Class	220,501	2,396,847	100,489	1,200,840

		7,343,644		3,783,653

Payment for shares redeemed
Class A	(1,069,134)	(12,207,233)	(2,964,305)	(34,898,761)
Class B	(93,755)	(1,040,579)	(218,071)	(2,489,646)
Class C	(169,964)	(1,902,446)	(273,075)	(3,147,560)
Class R	(34,897)	(411,177)	(83,667)	(995,507)
Administrator Class	(445,408)	(4,952,316)	(259,973)	(2,909,657)
Institutional Class	(1,618,086)	(18,516,352)	(2,848,720)	(33,494,543)

		(39,030,103)		(77,935,674)

Net increase (decrease) in net assets resulting from capital share transactions		12,744,554		(19,704,195)

Total increase (decrease) in net assets		34,409,769		(32,381,840)

Net assets
Beginning of period		196,417,762		228,799,602

End of period		$230,827,531		$196,417,762

Undistributed net investment income		$482,187		$7,799,740

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage International Equity Fund	13

(For a share outstanding throughout each period)

	Six months ended April 30, 2015 (unaudited)	Year ended October 31
CLASS A		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$11.28	$11.98	$9.77	$9.82	$10.41	$9.14
Net investment income	0.06 [2]	0.37 [2]	0.21	0.25	0.17	0.09 [2]
Net realized and unrealized gains (losses) on investments	1.73	(0.81)	2.27	(0.09)	(0.75)	1.42

Total from investment operations	1.79	(0.44)	2.48	0.16	(0.58)	1.51
Distributions to shareholders from
Net investment income	(0.50)	(0.26)	(0.27)	(0.21)	(0.01)	(0.24)
Net asset value, end of period	$12.57	$11.28	$11.98	$9.77	$9.82	$10.41
Total return[3]	16.49%	(3.77)%	25.99%	1.83%	(5.62)%	16.90%
Ratios to average net assets (annualized)
Gross expenses	1.57%	1.53%	1.56%	1.53%	1.46%	1.19%
Net expenses	1.09%	1.09%	1.09%	1.09%	1.09%	1.07%
Net investment income	1.11%	3.14%	2.03%	2.49%	1.55%	0.91%
Supplemental data
Portfolio turnover rate	16%	32%	38%	115%	44%	42%
Net assets, end of period (000s omitted)	$111,436	$97,640	$115,821	$114,219	$162,954	$216,096

[1]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen International Equity Fund which became the accounting and performance survivor in the transaction. The information for the period prior to July 19, 2010 is that of Class A of Evergreen International Equity Fund.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage International Equity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2015 (unaudited)	Year ended October 31
CLASS B		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$10.95	$11.62	$9.47	$9.48	$10.12	$8.81
Net investment income	0.01 [2]	0.28 [2]	0.13 [2]	0.16 [2]	0.08 [2]	0.01 [2]
Net realized and unrealized gains (losses) on investments	1.69	(0.79)	2.21	(0.07)	(0.72)	1.41

Total from investment operations	1.70	(0.51)	2.34	0.09	(0.64)	1.42
Distributions to shareholders from
Net investment income	(0.38)	(0.16)	(0.19)	(0.10)	0.00	(0.11)
Net asset value, end of period	$12.27	$10.95	$11.62	$9.47	$9.48	$10.12
Total return[3]	16.02%	(4.48)%	25.07%	0.99%	(6.32)%	16.15%
Ratios to average net assets (annualized)
Gross expenses	2.32%	2.28%	2.31%	2.28%	2.21%	1.94%
Net expenses	1.84%	1.84%	1.84%	1.84%	1.84%	1.82%
Net investment income	0.24%	2.40%	1.27%	1.67%	0.77%	0.15%
Supplemental data
Portfolio turnover rate	16%	32%	38%	115%	44%	42%
Net assets, end of period (000s omitted)	$3,649	$4,127	$6,810	$8,303	$12,873	$20,450

[1]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen International Equity Fund which became the accounting and performance survivor in the transaction. The information for the period prior to July 19, 2010 is that of Class B of Evergreen International Equity Fund.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage International Equity Fund	15

(For a share outstanding throughout each period)

	Six months ended April 30, 2015 (unaudited)	Year ended October 31
CLASS C		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$11.06	$11.75	$9.58	$9.59	$10.24	$8.93
Net investment income	0.03	0.27 [2]	0.14 [2]	0.16 [2]	0.06	0.01 [2]
Net realized and unrealized gains (losses) on investments	1.69	(0.79)	2.22	(0.07)	(0.71)	1.41

Total from investment operations	1.72	(0.52)	2.36	0.09	(0.65)	1.42
Distributions to shareholders from
Net investment income	(0.41)	(0.17)	(0.19)	(0.10)	0.00	(0.11)
Net asset value, end of period	$12.37	$11.06	$11.75	$9.58	$9.59	$10.24
Total return[3]	16.07%	(4.49)%	25.05%	1.08%	(6.35)%	16.13%
Ratios to average net assets (annualized)
Gross expenses	2.32%	2.28%	2.31%	2.28%	2.21%	1.94%
Net expenses	1.84%	1.84%	1.84%	1.84%	1.84%	1.82%
Net investment income	0.34%	2.37%	1.30%	1.72%	0.79%	0.16%
Supplemental data
Portfolio turnover rate	16%	32%	38%	115%	44%	42%
Net assets, end of period (000s omitted)	$18,313	$16,346	$16,997	$16,760	$22,578	$30,439

[1]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen International Equity Fund which became the accounting and performance survivor in the transaction. The information for the period prior to July 19, 2010 is that of Class C of Evergreen International Equity Fund.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage International Equity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2015 (unaudited)	Year ended October 31
CLASS R		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$11.40	$11.96	$9.75	$9.79	$10.40	$9.13
Net investment income	0.05 [2]	0.32 [2]	0.18 [2]	0.20 [2]	0.14 [2]	0.06 [2]
Net realized and unrealized gains (losses) on investments	1.74	(0.79)	2.27	(0.06)	(0.75)	1.42

Total from investment operations	1.79	(0.47)	2.45	0.14	(0.61)	1.48
Distributions to shareholders from
Net investment income	(0.46)	(0.09)	(0.24)	(0.18)	0.00	(0.21)
Net asset value, end of period	$12.73	$11.40	$11.96	$9.75	$9.79	$10.40
Total return[3]	16.31%	(4.00)%	25.68%	1.58%	(5.87)%	16.58%
Ratios to average net assets (annualized)
Gross expenses	1.82%	1.78%	1.81%	1.78%	1.71%	1.45%
Net expenses	1.34%	1.34%	1.34%	1.34%	1.34%	1.33%
Net investment income	0.86%	2.71%	1.72%	2.11%	1.31%	0.66%
Supplemental data
Portfolio turnover rate	16%	32%	38%	115%	44%	42%
Net assets, end of period (000s omitted)	$1,613	$1,576	$2,234	$2,196	$3,050	$4,066

[1]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen International Equity Fund which became the accounting and performance survivor in the transaction. The information for the period prior to July 19, 2010 is that of Class R of Evergreen International Equity Fund.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage International Equity Fund	17

(For a share outstanding throughout each period)

	Six months ended April 30, 2015 (unaudited)	Year ended October 31
ADMINISTRATOR CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$11.09	$11.79	$9.62	$9.67	$10.28	$8.82
Net investment income	0.07 [2]	0.37 [2]	0.22	0.25	0.16	0.01
Net realized and unrealized gains (losses) on investments	1.69	(0.80)	2.22	(0.09)	(0.74)	1.45

Total from investment operations	1.76	(0.43)	2.44	0.16	(0.58)	1.46
Distributions to shareholders from
Net investment income	(0.50)	(0.27)	(0.27)	(0.21)	(0.03)	0.00
Net asset value, end of period	$12.35	$11.09	$11.79	$9.62	$9.67	$10.28
Total return[3]	16.51%	(3.82)%	26.00%	1.88%	(5.68)%	16.55%
Ratios to average net assets (annualized)
Gross expenses	1.42%	1.37%	1.37%	1.36%	1.25%	1.36%
Net expenses	1.09%	1.09%	1.09%	1.09%	1.09%	1.09%
Net investment income	1.21%	3.21%	2.08%	2.52%	1.58%	0.32%
Supplemental data
Portfolio turnover rate	16%	32%	38%	115%	44%	42%
Net assets, end of period (000s omitted)	$19,800	$12,962	$3,955	$3,505	$3,436	$89

[1]	For the period from July 16, 2010 (commencement of class operations) to October 31, 2010

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage International Equity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2015 (unaudited)	Year ended October 31
INSTITUTIONAL CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$11.25	$11.96	$9.76	$9.83	$10.42	$9.17
Net investment income	0.07 [2]	0.37 [2]	0.24 [2]	0.37	0.19 [2]	0.11 [2]
Net realized and unrealized gains (losses) on investments	1.72	(0.77)	2.26	(0.19)	(0.75)	1.43

Total from investment operations	1.79	(0.40)	2.50	0.18	(0.56)	1.54
Distributions to shareholders from
Net investment income	(0.53)	(0.31)	(0.30)	(0.25)	(0.03)	(0.29)
Net asset value, end of period	$12.51	$11.25	$11.96	$9.76	$9.83	$10.42
Total return[3]	16.58%	(3.53)%	26.31%	2.05%	(5.38)%	17.17%
Ratios to average net assets (annualized)
Gross expenses	1.14%	1.10%	1.13%	1.10%	1.03%	0.87%
Net expenses	0.84%	0.84%	0.84%	0.84%	0.84%	0.82%
Net investment income	1.33%	3.18%	2.29%	2.67%	1.78%	1.15%
Supplemental data
Portfolio turnover rate	16%	32%	38%	115%	44%	42%
Net assets, end of period (000s omitted)	$76,018	$63,766	$82,982	$138,245	$227,158	$373,200

[1]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen International Equity Fund which became the accounting and performance survivor in the transaction. The information for the period prior to July 19, 2010 is that of Class I of Evergreen International Equity Fund.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage International Equity Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage International Equity Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2015, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other

20	Wells Fargo Advantage International Equity Fund	Notes to financial statements (unaudited)

independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Notes to financial statements (unaudited)	Wells Fargo Advantage International Equity Fund	21

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of October 31, 2014, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $49,301,219 expiring in 2016.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

22	Wells Fargo Advantage International Equity Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Common stocks
Canada	$3,311,870	$0	$0	$3,311,870
China	1,207,135	16,699,227	0	17,906,362
France	0	5,755,692	0	5,755,692
Germany	0	24,593,322	0	24,593,322
Hong Kong	0	9,937,217	0	9,937,217
Italy	0	21,991,492	0	21,991,492
Japan	0	44,444,248	0	44,444,248
Netherlands	0	5,899,054	0	5,899,054
Norway	1,157,762	2,116,242	0	3,274,004
South Korea	0	9,342,967	0	9,342,967
Sweden	0	3,809,401	0	3,809,401
Switzerland	0	13,922,336	0	13,922,336
United Kingdom	0	31,214,906	0	31,214,906
United States	2,616,572	0	0	2,616,572

Participation notes
United Kingdom	0	3,669,806	0	3,669,806

Preferred stocks
Germany	0	2,207,339	0	2,207,339

Short-term investments
Investment companies	25,699,509	2,200,453	0	27,899,962
Total assets	$33,992,848	$197,803,702	$0	$231,796,550
Liabilities

Forward foreign currency contracts	0	$711,568	0	$711,568
Total liabilities	$0	$711,568	$0	$711,568

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2015, fair value pricing was used in pricing certain foreign securities and securities valued at $172,813,890 were transferred from Level 1 to Level 2. The Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.85% and declining to 0.70% as the average daily net assets of the Fund increase. For the six months ended April 30, 2015, the advisory fee was equivalent to an annual rate of 0.85% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.40% as the average daily net assets of the Fund increase.

Notes to financial statements (unaudited)	Wells Fargo Advantage International Equity Fund	23

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C, Class R	0.26%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 29, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.09% for Class A shares, 1.84% for Class B shares, 1.84% for Class C shares, 1.34% for Class R shares, 1.09% for Administrator Class shares, and 0.84% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a Distribution Plan for Class B, Class C, and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B, Class C, and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended April 30, 2015, Funds Distributor received $5,553 from the sale of Class A shares and $110 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Class R, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2015 were $30,813,979 and $32,853,037, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended April 30, 2015, the Fund entered into forward foreign currency contracts for economic hedging purposes.

At April 30, 2015, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at April 30, 2015	In exchange for U.S. $	Unrealized losses
6-26-2015	State Street Bank	5,449,300 EUR	$6,122,896	$6,001,423	$(121,473)
7-9-2015	State Street Bank	1,086,102,000 JPY	9,103,220	9,049,870	(53,350)
7-9-2015	State Street Bank	5,555,450 GBP	8,523,774	8,276,481	(247,293)
7-9-2015	State Street Bank	8,363,784 EUR	9,399,286	9,109,834	(289,452)
The Fund had average contract amounts of $555,794 and $24,910,550 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the six months ended April 30, 2015.

24	Wells Fargo Advantage International Equity Fund	Notes to financial statements (unaudited)

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the appropriate financial statements.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities		Amounts subject to netting agreements	Collateral pledged	Net amount of liabilities
Forward foreign currency contracts	State Street Bank	$711,568	*	$0	$0	$711,568
*	Amount represents net unrealized loss.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended April 30, 2015, the Fund paid $176 in commitment fees.

For the six months ended April 30, 2015, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage International Equity Fund	25

TAX INFORMATION

Pursuant to Section 853 of the Internal Revenue Code, the following amounts were designated as foreign taxes paid for the fiscal year ended October 31, 2014. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions
$340,784	$0.0195	79.59%

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Advantage International Equity Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage International Equity Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.
[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

28	Wells Fargo Advantage International Equity Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PIK	— Payment-in-kind
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian leu
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

233656 06-15 SA240/SAR240 04-15

Wells Fargo Advantage

Intrinsic World Equity Fund

Semi-Annual Report

April 30, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of April 30, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Intrinsic World Equity Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

A worldwide trend toward looser monetary policy tended to support stock and bond markets in both developed and emerging economies.

European stocks were boosted by the anticipation and then the reality of the ECB’s asset purchases.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Intrinsic World Equity Fund for the six-month period that ended April 30, 2015. The period was marked by low global interest rates as major central banks initiated or increased their quantitative easing programs. By the end of the period, some European sovereign debt issues were selling at negative yields. In the U.S., large-cap stocks, as measured by the S&P 500 Index1, gained 7.22%, boosted by stronger economic data in the U.S. Although non-U.S. economic growth was more restrained, developed international stocks, as measured by the MSCI EAFE Index (Net)2, gained 6.81%, appreciating, in part, because of quantitative easing in Europe and Japan.

Major central banks continued to provide liquidity to the markets.

A worldwide trend toward looser monetary policy tended to support stock and bond markets in both developed and emerging economies. Throughout the reporting period, the Federal Open Market Committee (FOMC), which is the U.S. Federal Reserve’s (Fed’s) monetary policymaking body, kept its key interest rate effectively at zero. Even though the FOMC ended its bond-buying program in October 2014 and guided investors to expect an interest-rate hike in mid- to late-2015, the Fed remained accommodative.

The European Central Bank (ECB) maintained a variety of measures aimed at encouraging lending, including making funds available to banks at low interest rates and imposing a negative interest rate on bank deposits held at the central bank. In January 2015, the bank announced quantitative easing via significant bond purchases in an attempt to raise the eurozone’s inflation to just under its target of 2%. In Japan, the Bank of Japan (BOJ) also maintained an aggressive monetary program aimed at combating deflation.

The U.S. outperformed other developed markets economies, while major emerging economies grappled with slower growth.

Reported U.S. gross domestic product (GDP) growth came in at a solid 2.2% annualized rate in the fourth quarter of 2014. Although the initial estimate for annualized GDP growth came in at a modest 0.2% in the first quarter of 2015, the slowdown was attributed to short-term factors such as a harsh winter and a long-lived strike at West Coast ports.

European annualized GDP growth was 1.3% in the fourth quarter of 2014 and 1.4% in the first quarter of 2015. European stocks were boosted by the anticipation and then the reality of the ECB’s asset purchases. As also occurred in the U.S., the central bank’s purchase of fixed-income assets provided liquidity that investors poured into riskier assets, including stocks. A similar dynamic played out in Japan, although Japanese shares received the benefit of direct purchases from the BOJ and major pension funds.

[1]	The S&P 500 Index consists of 500 shares chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each share’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Letter to shareholders (unaudited)	Wells Fargo Advantage Intrinsic World Equity Fund	3

Among major emerging markets, Chinese government data showed a slowdown in fixed-asset investment, which includes property investment, and modest growth in manufacturing and housing sales. However, China’s growth rates still contrasted favorably with stagnant growth in most developed economies. Brazil faced a challenging situation with a growing corruption scandal affecting the state-controlled oil company, a struggling economy, and a severe drought affecting the city of São Paulo. The MSCI Emerging Markets Index (Net)3 ended the period with a 3.92% return.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

[3]	The Morgan Stanley Capital International (MSCI) Emerging Markets Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. The MSCI Emerging Markets Index (Net) consists of the following 23 emerging markets country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. You cannot invest directly in an index.

4	Wells Fargo Advantage Intrinsic World Equity Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Metropolitan West Capital Management, LLC

Portfolio managers

Jean-Baptiste Nadal, CFA

Jeffrey Peck

Average annual total returns1 (%) as of April 30, 2015

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EWEAX)	4-30-1996	(0.03)	10.41	7.06	6.09	11.73	7.70	1.47	1.40
Class C (EWECX)	5-18-2007	4.28	10.90	6.90	5.28	10.90	6.90	2.22	2.15
Administrator Class (EWEIX)	5-18-2007	–	–	–	6.39	12.01	7.90	1.31	1.15
Institutional Class (EWENX)	7-30-2010	–	–	–	6.55	12.22	8.00	1.04	0.95
MSCI World Index (Net)[4]	–	–	–	–	7.41	10.51	6.87	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to focused portfolio risk, geographic risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Intrinsic World Equity Fund	5

Ten largest holdings[5] (%) as of April 30, 2015
Samsonite International SA	2.56
Oracle Corporation	2.52
Express Scripts Holding Company	2.52
The Walt Disney Company	2.51
Sensata Technologies Holding NV	2.40
Novartis AG ADR	2.36
Visa Incorporated Class A	2.29
Samsung Electronics Company Limited	2.28
Apple Incorporated	2.27
Unilever NV	2.27

Sector distribution[6] as of April 30, 2015

Country allocation[6] as of April 30, 2015

[1]	Historical performance shown for Class C shares prior to their inception reflects the performance of Class A shares, and has been adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Class A shares, and includes the higher expenses applicable to Class A shares. If these expenses had not been included, returns would be higher. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Intrinsic World Equity Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The Adviser has committed through February 29, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Morgan Stanley Capital International World Index (Net) (MSCI World Index (Net)) is a free float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These percentages are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Intrinsic World Equity Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2014 to April 30, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11-1-2014	Ending account value 4-30-2015	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,076.54	$7.21	1.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.85	$7.00	1.40%
Class C
Actual	$1,000.00	$1,072.70	$11.05	2.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.13	$10.74	2.15%
Administrator Class
Actual	$1,000.00	$1,078.15	$5.93	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76	1.15%
Institutional Class
Actual	$1,000.00	$1,079.33	$4.90	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	$4.76	0.95%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—April 30, 2015 (unaudited)	Wells Fargo Advantage Intrinsic World Equity Fund	7

Security name	Shares	Value

Common Stocks: 99.14%

France: 5.30%
Kering (Consumer Discretionary, Textiles, Apparel & Luxury Goods) «	14,765	$2,730,589
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	30,313	3,085,573
Societe Generale SA (Financials, Banks)	77,502	3,874,686

		9,690,848

Germany: 1.81%
Siemens AG (Industrials, Industrial Conglomerates)	30,444	3,311,756

Hong Kong: 2.19%
AIA Group Limited (Financials, Insurance)	600,530	3,993,809

Japan: 8.39%
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	101,220	3,393,437
Kao Corporation (Consumer Staples, Personal Products)	82,700	3,960,418
Nidec Corporation (Industrials, Electrical Equipment)	26,610	1,990,554
ORIX Corporation (Financials, Diversified Financial Services)	257,500	3,959,935
ORIX Corporation ADR (Financials, Diversified Financial Services) «	10,410	802,091
TOTO Limited (Industrials, Building Products)	87,000	1,230,810

		15,337,245

Luxembourg: 1.83%
Millicom International Cellular SA (Telecommunication Services, Wireless Telecommunication Services)	42,850	3,343,020

Netherlands: 7.67%
Airbus Group NV (Industrials, Aerospace & Defense)	32,380	2,244,002
Heineken NV (Consumer Staples, Beverages) «	41,232	3,248,175
Sensata Technologies Holding NV (Industrials, Electrical Equipment) †	79,392	4,383,232
Unilever NV (Consumer Staples, Food Products)	95,341	4,145,427

		14,020,836

South Korea: 2.28%
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	3,183	4,175,630

Spain: 1.68%
CaixaBank SA (Financials, Banks)	611,213	3,065,570

Sweden: 1.95%
Autoliv Incorporated SDR (Consumer Discretionary, Auto Components)	29,852	3,560,965

Switzerland: 6.59%
Novartis AG ADR (Health Care, Pharmaceuticals)	42,381	4,314,386
Roche Holding AG (Health Care, Pharmaceuticals)	12,847	3,676,234
UBS Group AG (Financials, Capital Markets)	203,410	4,063,588

		12,054,208

United Kingdom: 6.39%
Barclays plc (Financials, Banks)	1,016,508	3,977,036
BG Group plc (Energy, Oil, Gas & Consumable Fuels)	165,246	2,993,190

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Intrinsic World Equity Fund	Portfolio of investments—April 30, 2015 (unaudited)

Security name		Shares	Value

United Kingdom (continued)
Diageo plc (Consumer Staples, Beverages)		78,476	$2,178,679
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)		79,857	2,532,041

			11,680,946

United States: 53.06%
Abbott Laboratories (Health Care, Health Care Equipment & Supplies)		86,908	4,034,269
Apple Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)		33,164	4,150,475
Baxter International Incorporated (Health Care, Health Care Equipment & Supplies)		4,102	281,971
BB&T Corporation (Financials, Banks)		86,910	3,327,784
Charles Schwab Corporation (Financials, Capital Markets)		124,295	3,790,998
Chevron Corporation (Energy, Oil, Gas & Consumable Fuels)		31,731	3,524,045
CIT Group Incorporated (Financials, Banks)		38,697	1,742,526
EMC Corporation (Information Technology, Technology Hardware, Storage & Peripherals)		146,237	3,935,238
EOG Resources Incorporated (Energy, Oil, Gas & Consumable Fuels)		18,845	1,864,713
Express Scripts Holding Company (Health Care, Health Care Providers & Services) †		53,224	4,598,554
FMC Corporation (Materials, Chemicals)		31,826	1,887,600
Franklin Resources Incorporated (Financials, Capital Markets)		6,353	327,561
Gilead Sciences Incorporated (Health Care, Biotechnology) †		26,791	2,692,763
Goldman Sachs Group Incorporated (Financials, Capital Markets)		20,129	3,953,738
Honeywell International Incorporated (Industrials, Aerospace & Defense)		17,400	1,756,008
Microsoft Corporation (Information Technology, Software)		80,190	3,900,442
Motorola Solutions Incorporated (Information Technology, Communications Equipment)		59,270	3,541,383
Occidental Petroleum Corporation (Energy, Oil, Gas & Consumable Fuels)		36,916	2,956,972
Oracle Corporation (Information Technology, Software)		105,753	4,612,946
PepsiCo Incorporated (Consumer Staples, Beverages)		40,518	3,854,072
QUALCOMM Incorporated (Information Technology, Communications Equipment)		38,926	2,646,968
Samsonite International SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)		1,280,970	4,671,911
Schlumberger Limited (Energy, Energy Equipment & Services)		40,620	3,843,058
SunTrust Banks Incorporated (Financials, Banks)		85,674	3,555,471
Texas Instruments Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)		66,653	3,613,259
The Procter & Gamble Company (Consumer Staples, Household Products)		31,805	2,528,816
The Walt Disney Company (Consumer Discretionary, Media)		42,226	4,590,811
United Parcel Service Incorporated Class B (Industrials, Air Freight & Logistics)		36,104	3,629,535
Verizon Communications Incorporated (Telecommunication Services, Diversified Telecommunication Services)		59,890	3,020,852
Visa Incorporated Class A (Information Technology, IT Services)		63,292	4,180,437

			97,015,176

Total Common Stocks (Cost $139,270,644)			181,250,009

	Yield
Short-Term Investments: 4.12%

Investment Companies: 4.12%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.12%	6,478,230	6,478,230
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.11	1,063,333	1,063,333

Total Short-Term Investments (Cost $7,541,563)			7,541,563

Total investments in securities (Cost $146,812,207) *	103.26%	188,791,572
Other assets and liabilities, net	(3.26)	(5,965,366)

Total net assets	100.00%	$182,826,206

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2015 (unaudited)	Wells Fargo Advantage Intrinsic World Equity Fund	9

«	All or a portion of this security is on loan.

†	Non-income-earning security

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $147,285,642 and unrealized gains (losses) consists of:

Gross unrealized gains	$46,411,302
Gross unrealized losses	(4,905,372)

Net unrealized gains	$41,505,930

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Intrinsic World Equity Fund	Statement of assets and liabilities—April 30, 2015 (unaudited)

Assets
Investments
In unaffiliated securities (including $6,177,686 of securities loaned), at value (cost $139,270,644)	$181,250,009
In affiliated securities, at value (cost $7,541,563)	7,541,563

Total investments, at value (cost $146,812,207)	188,791,572
Foreign currency, at value (cost $1,906)	1,904
Receivable for investments sold	2,435,338
Receivable for Fund shares sold	44,891
Receivable for dividends	374,963
Receivable for securities lending income	3,124
Prepaid expenses and other assets	39,965

Total assets	191,691,757

Liabilities
Payable for investments purchased	1,730,496
Payable for Fund shares redeemed	416,952
Payable upon receipt of securities loaned	6,478,230
Advisory fee payable	106,657
Distribution fee payable	6,333
Administration fees payable	45,132
Accrued expenses and other liabilities	81,751

Total liabilities	8,865,551

Total net assets	$182,826,206

NET ASSETS CONSIST OF
Paid-in capital	$128,181,204
Undistributed net investment income	152,186
Accumulated net realized gains on investments	12,513,569
Net unrealized gains on investments	41,979,247

Total net assets	$182,826,206

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$162,043,077
Shares outstanding – Class A1	6,874,458
Net asset value per share – Class A	$23.57
Maximum offering price per share – Class A2	$25.01
Net assets – Class C	$10,304,975
Shares outstanding – Class C1	451,824
Net asset value per share – Class C	$22.81
Net assets – Administrator Class	$5,875,751
Shares outstanding – Administrator Class[1]	250,249
Net asset value per share – Administrator Class	$23.48
Net assets – Institutional Class	$4,602,403
Shares outstanding – Institutional Class[1]	195,599
Net asset value per share – Institutional Class	$23.53

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended April 30, 2015 (unaudited)	Wells Fargo Advantage Intrinsic World Equity Fund	11

Investment income
Dividends (net of foreign withholding taxes of $117,858)	$1,795,169
Securities lending income, net	17,482
Income from affiliated securities	796

Total investment income	1,813,447

Expenses
Advisory fee	698,636
Administration fees
Fund level	43,665
Class A	200,659
Class C	12,717
Administrator Class	3,011
Institutional Class	1,800
Shareholder servicing fees
Class A	192,942
Class C	12,228
Administrator Class	7,157
Distribution fee
Class C	36,685
Custody and accounting fees	17,476
Professional fees	26,446
Registration fees	30,260
Shareholder report expenses	21,025
Trustees’ fees and expenses	6,747
Other fees and expenses	6,175

Total expenses	1,317,629
Less: Fee waivers and/or expense reimbursements	(75,985)

Net expenses	1,241,644

Net investment income	571,803

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	13,051,454
Net change in unrealized gains (losses) on investments	(430,319)

Net realized and unrealized gains (losses) on investments	12,621,135

Net increase in net assets resulting from operations	$13,192,938

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Intrinsic World Equity Fund	Statement of changes in net assets

	Six months ended April 30, 2015 (unaudited)		Year ended October 31, 2014

Operations
Net investment income		$571,803		$1,272,982
Net realized gains on investments		13,051,454		14,277,155
Net change in unrealized gains (losses) on investments		(430,319)		(9,175,909)

Net increase in net assets resulting from operations		13,192,938		6,374,228

Distributions to shareholders from
Net investment income
Class A		(856,992)		(1,863,591)
Class C		0		(51,916)
Administrator Class		(51,944)		(64,491)
Institutional Class		(48,847)		(34,571)
Net realized gains
Class A		(2,600,451)		0
Class C		(169,828)		0
Administrator Class		(108,609)		0
Institutional Class		(77,473)		0

Total distributions to shareholders		(3,914,144)		(2,014,569)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	127,873	2,908,836	233,908	5,271,086
Class C	21,303	466,361	50,986	1,125,201
Administrator Class	25,364	570,272	311,050	6,906,837
Institutional Class	107,967	2,447,708	77,064	1,740,401

		6,393,177		15,043,525

Reinvestment of distributions
Class A	152,110	3,351,854	80,375	1,805,214
Class C	7,388	156,548	2,231	48,726
Administrator Class	7,067	155,486	2,592	57,936
Institutional Class	3,982	87,906	1,542	34,536

		3,751,794		1,946,412

Payment for shares redeemed
Class A	(420,917)	(9,510,028)	(1,004,696)	(22,616,282)
Class C	(29,234)	(644,871)	(70,464)	(1,532,097)
Administrator Class	(110,350)	(2,456,676)	(228,770)	(5,076,626)
Institutional Class	(58,247)	(1,340,819)	(44,254)	(998,282)

		(13,952,394)		(30,223,287)

Net decrease in net assets resulting from capital share transactions		(3,807,423)		(13,233,350)

Total increase (decrease) in net assets		5,471,371		(8,873,691)

Net assets
Beginning of period		177,354,835		186,228,526

End of period		$182,826,206		$177,354,835

Undistributed net investment income		$152,186		$538,166

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Intrinsic World Equity Fund	13

(For a share outstanding throughout each period)

	Six months ended April 30, 2015 (unaudited)	Year ended October 31
CLASS A		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$22.39	$21.88	$17.94	$15.55	$15.06	$13.27
Net investment income	0.08	0.17	0.20	0.16	0.12 [2]	0.12
Net realized and unrealized gains (losses) on investments	1.59	0.59	4.00	1.87	0.48	1.78

Total from investment operations	1.67	0.76	4.20	2.03	0.60	1.90
Distributions to shareholders from
Net investment income	(0.12)	(0.25)	(0.26)	(0.11)	(0.11)	(0.11)
Net realized gains	(0.37)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.49)	(0.25)	(0.26)	(0.11)	(0.11)	(0.11)
Regulatory settlement proceeds	0.00	0.00	0.00	0.47	0.00	0.00
Net asset value, end of period	$23.57	$22.39	$21.88	$17.94	$15.55	$15.06
Total return[3]	7.65%	3.45%	23.74%	16.25%[4]	4.00%	14.43%
Ratios to average net assets (annualized)
Gross expenses	1.48%	1.47%	1.49%	1.51%	1.50%	1.53%
Net expenses	1.40%	1.40%	1.40%	1.40%	1.40%	1.46%
Net investment income	0.68%	0.70%	0.95%	0.91%	0.79%	0.75%
Supplemental data
Portfolio turnover rate	22%	23%	22%	27%	12%	11%
Net assets, end of period (000s omitted)	$162,043	$157,061	$168,621	$146,930	$139,100	$100,460

[1]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Intrinsic World Equity Fund which became the accounting and performance survivor in the transaction. The information for the period prior to July 19, 2010 is that of Class A of Evergreen Intrinsic World Equity Fund.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[4]	During the year ended October 31, 2012, the Fund received a regulatory settlement from an unaffiliated third party which had an impact of 2.92% on the total return.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Intrinsic World Equity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2015 (unaudited)	Year ended October 31
CLASS C		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$21.64	$21.19	$17.37	$15.15	$14.68	$12.96
Net investment income (loss)	(0.01)	(0.02)	0.05	0.02	(0.01)[2]	0.07
Net realized and unrealized gains (losses) on investments	1.55	0.58	3.89	1.82	0.49	1.69

Total from investment operations	1.54	0.56	3.94	1.84	0.48	1.76
Distributions to shareholders from
Net investment income	0.00	(0.11)	(0.12)	(0.09)	(0.01)	(0.04)
Net realized gains	(0.37)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.37)	(0.11)	(0.12)	(0.09)	(0.01)	(0.04)
Regulatory settlement proceeds	0.00	0.00	0.00	0.47	0.00	0.00
Net asset value, end of period	$22.81	$21.64	$21.19	$17.37	$15.15	$14.68
Total return[3]	7.27%	2.65%	22.82%	15.39%[4]	3.27%	13.58%
Ratios to average net assets (annualized)
Gross expenses	2.23%	2.22%	2.24%	2.26%	2.20%	2.28%
Net expenses	2.15%	2.15%	2.15%	2.15%	2.15%	2.21%
Net investment income (loss)	(0.07)%	(0.06)%	0.20%	0.16%	(0.05)%	0.04%
Supplemental data
Portfolio turnover rate	22%	23%	22%	27%	12%	11%
Net assets, end of period (000s omitted)	$10,305	$9,788	$9,949	$7,341	$6,817	$588

[1]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Intrinsic World Equity Fund which became the accounting and performance survivor in the transaction. The information for the period prior to July 19, 2010 is that of Class C of Evergreen Intrinsic World Equity Fund.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[4]	During the year ended October 31, 2012, the Fund received a regulatory settlement from an unaffiliated third party which had an impact of 2.92% on the total return.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Intrinsic World Equity Fund	15

(For a share outstanding throughout each period)

	Six months ended April 30, 2015 (unaudited)	Year ended October 31
ADMINISTRATOR CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$22.33	$21.81	$17.89	$15.52	$15.02	$13.23
Net investment income	0.10 [2]	0.22 [2]	0.24 [2]	0.19 [2]	0.15 [2]	0.15 [2]
Net realized and unrealized gains (losses) on investments	1.60	0.59	3.99	1.87	0.49	1.78

Total from investment operations	1.70	0.81	4.23	2.06	0.64	1.93
Distributions to shareholders from
Net investment income	(0.18)	(0.29)	(0.31)	(0.16)	(0.14)	(0.14)
Net realized gains	(0.37)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.55)	(0.29)	(0.31)	(0.16)	(0.14)	(0.14)
Regulatory settlement proceeds	0.00	0.00	0.00	0.47	0.00	0.00
Net asset value, end of period	$23.48	$22.33	$21.81	$17.89	$15.52	$15.02
Total return[3]	7.81%	3.70%	24.03%	16.52%[4]	4.27%	14.72%
Ratios to average net assets (annualized)
Gross expenses	1.31%	1.29%	1.31%	1.34%	1.30%	1.29%
Net expenses	1.15%	1.15%	1.15%	1.15%	1.15%	1.21%
Net investment income	0.91%	0.96%	1.18%	1.14%	0.99%	1.06%
Supplemental data
Portfolio turnover rate	22%	23%	22%	27%	12%	11%
Net assets, end of period (000s omitted)	$5,876	$7,327	$5,306	$2,001	$1,986	$144

[1]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Intrinsic World Equity Fund which became the accounting and performance survivor in the transaction. The information for the period prior to July 19, 2010 is that of Class I of Evergreen Intrinsic World Equity Fund.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

[4]	During the year ended October 31, 2012, the Fund received a regulatory settlement from an unaffiliated third party which had an impact of 2.93% on the total return.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Intrinsic World Equity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2015 (unaudited)	Year ended October 31
INSTITUTIONAL CLASS		2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$22.40	$21.87	$17.93	$15.54	$15.02	$13.80
Net investment income	0.12	0.25 [2]	0.26 [2]	0.17 [2]	0.16	0.03 [2]
Net realized and unrealized gains (losses) on investments	1.61	0.60	4.02	1.92	0.51	1.19

Total from investment operations	1.73	0.85	4.28	2.09	0.67	1.22
Distributions to shareholders from
Net investment income	(0.23)	(0.32)	(0.34)	(0.17)	(0.15)	0.00
Net realized gains	(0.37)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.60)	(0.32)	(0.34)	(0.17)	(0.15)	0.00
Regulatory settlement proceeds	0.00	0.00	0.00	0.47	0.00	0.00
Net asset value, end of period	$23.53	$22.40	$21.87	$17.93	$15.54	$15.02
Total return[3]	7.93%	3.90%	24.28%	16.74%[4]	4.50%	8.84%
Ratios to average net assets (annualized)
Gross expenses	1.05%	1.04%	1.06%	1.10%	1.00%	1.23%
Net expenses	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income	1.14%	1.11%	1.32%	1.03%	1.12%	0.91%
Supplemental data
Portfolio turnover rate	22%	23%	22%	27%	12%	11%
Net assets, end of period (000s omitted)	$4,602	$3,179	$2,352	$561	$573	$11

[1]	For the period from July 30, 2010 (commencement of class operations), to October 31, 2010.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

[4]	During the year ended October 31, 2012, the Fund received a regulatory settlement from an unaffiliated third party which had an impact of 2.93% on the total return.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Intrinsic World Equity Fund	17

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage Intrinsic World Equity Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2015, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other

18	Wells Fargo Advantage Intrinsic World Equity Fund	Notes to financial statements (unaudited)

independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Notes to financial statements (unaudited)	Wells Fargo Advantage Intrinsic World Equity Fund	19

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of October 31, 2014, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $152,261 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
France	$0	$9,690,848	$0	$9,690,848
Germany	0	3,311,756	0	3,311,756
Hong Kong	0	3,993,809	0	3,993,809
Japan	802,091	14,535,154	0	15,337,245
Luxembourg	0	3,343,020	0	3,343,020
Netherlands	8,528,659	5,492,177	0	14,020,836
South Korea	0	4,175,630	0	4,175,630
Spain	0	3,065,570	0	3,065,570
Sweden	0	3,560,965	0	3,560,965
Switzerland	4,314,386	7,739,822	0	12,054,208
United Kingdom	0	11,680,946	0	11,680,946
United States	92,343,265	4,671,911	0	97,015,176

Short-term investments
Investment companies	1,063,333	6,478,230	0	7,541,563
Total assets	$107,051,734	$81,739,838	$0	$188,791,572

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2015, fair value pricing was used in pricing certain foreign securities and securities valued at $62,465,665 were transferred from Level 1 to Level 2. The Fund did not have any transfers into/out of Level 3.

20	Wells Fargo Advantage Intrinsic World Equity Fund	Notes to financial statements (unaudited)

4. TRANSACTIONS WITH AFFILIATES

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.80% and declining to 0.65% as the average daily net assets of the Fund increase. For the six months ended April 30, 2015, the advisory fee was equivalent to an annual rate of 0.80% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Metropolitan West Capital Management, LLC, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 29, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.40% for Class A shares, 2.15% for Class C shares, 1.15% for Administrator Class shares, and 0.95% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended April 30, 2015, Funds Distributor received $1,352 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2015 were $38,002,576 and $43,839,014 respectively.

Notes to financial statements (unaudited)	Wells Fargo Advantage Intrinsic World Equity Fund	21

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended April 30, 2015, the Fund paid $160 in commitment fees.

For the six months ended April 30, 2015, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

22	Wells Fargo Advantage Intrinsic World Equity Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Intrinsic World Equity Fund	23

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

24	Wells Fargo Advantage Intrinsic World Equity Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Intrinsic World Equity Fund	25

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PIK	— Payment-in-kind
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian leu
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

233657 06-15 SA241/SAR241 04-15

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	June 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	June 25, 2015

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	June 25, 2015

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	June 25, 2015